     As filed with the Securities and Exchange Commission on April 6, 2006

                                                      REGISTRATION NO. 333-65506
                                                                       811-07465

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 31

                                -----------------

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                 ---------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]       immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]       on May 1, 2006 pursuant to paragraph (b) of Rule 485.

[ ]       60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]       on ______________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

                    PREMIER ADVISERS II ANNUITY PROSPECTUS:



                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES



                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES



This prospectus describes PREMIER ADVISERS II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. The Fixed Account option may not currently be available. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


JANUS ASPEN SERIES (SERVICE SHARES)                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Forty Portfolio                                                            Core Plus Fixed Income Portfolio - Class II
   Mid Cap Value Portfolio                                                    Emerging Markets Equity Portfolio - Class I
   Worldwide Growth Portfolio                                                 Equity Growth Portfolio - Class I
                                                                              Global Value Equity Portfolio - Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+                    Mid Cap Growth Portfolio - Class I
   Legg Mason Partners Variable All Cap Portfolio+                            Small Company Growth Portfolio - Class II
   Legg Mason Partners Variable High Yield Bond Portfolio+                    U.S. Mid Cap Value Portfolio - Class I
   Legg Mason Partners Variable Investors Portfolio+                          Value Portfolio - Class I
   Legg Mason Partners Variable Small Cap Growth Portfolio+
   Legg Mason Partners Variable Strategic Bond Portfolio+                  VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
                                                                              Comstock Portfolio
MET INVESTORS SERIES TRUST (CLASS A)                                          Emerging Growth Portfolio
   Neuberger Berman Real Estate Portfolio+                                    Enterprise Portfolio
                                                                              Government Portfolio
METROPOLITAN SERIES FUND, INC.                                                Growth and Income Portfolio
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+                                       VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
   FI Value Leaders Portfolio - Class D+                                      VIP Contrafund(R) Portfolio
   MFS Total Return Portfolio - Class F+                                      VIP Mid Cap Portfolio
   Oppenheimer Global Equity Portfolio - Class B+


----------


+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "THE ANNUITY CONTRACT--The Variable Funding Options" for more information.






* THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract is not offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                   MAY 1, 2006

                                TABLE OF CONTENTS


Glossary............................................     3
Summary.............................................     5
Fee Table...........................................     8
Condensed Financial Information.....................    14
The Annuity Contract................................    14
   Contract Owner Inquiries.........................    15
   Purchase Payments................................    15
   Accumulation Units...............................    15
   The Variable Funding Options.....................    16
The Fixed Account...................................    19
Charges and Deductions..............................    19
   General..........................................    19
   Withdrawal Charge................................    20
   Free Withdrawal Allowance........................    21
   Administrative Charges...........................    21
   Mortality and Expense Risk Charge................    21
   Enhanced Stepped-Up Provision Charge.............    21
   Guaranteed Minimum Withdrawal Benefit Charge.....    21
   Variable Liquidity Benefit Charge................    22
   Variable Funding Option Expenses.................    22
   Premium Tax......................................    22
   Changes in Taxes Based upon Premium or Value.....    22
Transfers...........................................    22
   Dollar Cost Averaging............................    24
Access to Your Money................................    25
   Systematic Withdrawals...........................    25
   Loans............................................    25
Ownership Provisions................................    25
   Types of Ownership...............................    25
      Contract Owner................................    25
      Beneficiary...................................    26
      Annuitant.....................................    26
Death Benefit.......................................    26
   Death Proceeds before the Maturity Date..........    26
   Enhanced Stepped-Up Provision....................    27
   Payment of Proceeds..............................    28
   Spousal Contract Continuance.....................    30
   Beneficiary Contract Continuance.................    31
   Planned Death Benefit............................    31
   Death Proceeds after the Maturity Date...........    32
Living Benefits.....................................    32
   Guaranteed Minimum Withdrawal Benefit............    32
The Annuity Period..................................    37
   Maturity Date....................................    37
   Allocation of Annuity............................    38
   Variable Annuity.................................    38
   Fixed Annuity....................................    38
Payment Options.....................................    39
   Election of Options..............................    39
   Annuity Options..................................    39
   Income Options...................................    40
   Variable Liquidity Benefit.......................    40
Miscellaneous Contract Provisions...................    40
   Right to Return..................................    40
   Termination......................................    40
   Required Reports.................................    41
   Suspension of Payments...........................    41
The Separate Accounts...............................    41
   Performance Information..........................    41
Federal Tax Considerations..........................    42
   General Taxation of Annuities....................    42
   Types of Contracts: Qualified and
      Non-qualified.................................    42
   Qualified Annuity Contracts......................    42
      Taxation of Qualified Contracts...............    43
      Mandatory Distributions for Qualified Plans...    43
   Non-qualified Annuity Contracts..................    43
      Diversification Requirements for
         Variable Annuities.........................    44
      Ownership of the Investments..................    44
      Taxation of Death Benefit Proceeds............    44
   Other Tax Considerations.........................    44
      Treatment of Charges for Optional Benefits....    44
      Penalty Tax for Premature Distributions.......    45
      Puerto Rico Tax Considerations................    45
      Non-Resident Aliens...........................    45
Other Information...................................    45
   The Insurance Companies..........................    45
   Financial Statements.............................    46
   Distribution of Variable Annuity Contracts.......    46
   Conformity with State and Federal Laws...........    47
   Voting Rights....................................    48
   Restrictions on Financial Transactions...........    48
   Legal Proceedings................................    48
Appendix A: Condensed Financial Information for
   MetLife of CT Fund ABD for Variable Annuities....   A-1
Appendix B: Condensed Financial Information for
   MetLife of CT Fund ABD II for Variable
     Annuities......................................   B-1
Appendix C: The Fixed Account.......................   C-1
Appendix D: Contents of the Statement of
   Additional Information...........................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:


                           PREMIER ADVISERS II ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is not offered to new purchasers.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine if you may purchase this contract and which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.35%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. (Please refer to "Payment Options" for a description of this benefit.)

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving

Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.......................................   6%(1)
      (as a percentage of the Purchase Payments withdrawn)

      VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(2)

      (as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(3)

----------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

           YEARS SINCE PURCHASE             WITHDRAWAL
               PAYMENT MADE                   CHARGE
-----------------------------------------   ----------
 GREATER THAN OR EQUAL
        TO                 BUT LESS THAN
      0 years                 2 years          6%
      2 years                 4 years          5%
      4 years                 5 years          4%
      5 years                 6 years          3%
      6 years                 7 years          2%
     7 + years                                 0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

           YEARS SINCE INITIAL              WITHDRAWAL
               PURCHASE PAYMENT               CHARGE
-----------------------------------------   ----------
 GREATER THAN OR EQUAL
        TO                 BUT LESS THAN
      0 years                 2 years          6%
      2 years                 4 years          5%
      4 years                 5 years          4%
      5 years                 6 years          3%
      6 years                 7 years          2%
     7 + years                                 0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



Mortality and Expense Risk Charge                                             1.35%
Administrative Expense Charge                                                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED      1.50%
Optional E.S.P. Charge                                                        0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED               1.70%
Optional GMWB I Charge                                                        0.40%(5)
Optional GMWB II Charge                                                       0.50%(5)
Optional GMWB III Charge                                                      0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED               1.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED              2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED             1.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED         2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED        2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED       1.95%


----------

(5)   The maximum charge for GMWB I and GMWB II is 1.00%.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                MINIMUM   MAXIMUM
-----------------------------------------------------------------------------   -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees, and other expenses)         0.42%     1.81%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                       DISTRIBUTION                              CONTRACTUAL FEE     NET TOTAL
                                                          AND/OR                  TOTAL ANNUAL       WAIVER          ANNUAL
                                         MANAGEMENT   SERVICE(12b-1)    OTHER      OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                             FEE           FEES        EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES**
--------------------------------------   ----------   --------------   --------   ------------   ---------------   -----------
JANUS ASPEN SERIES (SERVICE SHARES)
   Forty Portfolio*                         0.64%         0.25%         0.03%        0.92%             --            0.92%
   Mid Cap Value Portfolio*                 0.64%         0.25%         0.33%        1.22%             --            1.22%(1)
   Worldwide Growth Portfolio*              0.60%         0.25%         0.01%        0.86%             --            0.86%(1)

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (CLASS I)
   Legg Mason Partners Variable All
      Cap Portfolio                         0.75%           --          0.07%        0.82%             --            0.82%
   Legg Mason Partners Variable High
      Yield Bond Portfolio                  0.80%           --          0.30%        1.10%             --            1.10%(2)
   Legg Mason Partners Variable
      Investors Portfolio                   0.65%           --          0.06%        0.71%             --            0.71%
   Legg Mason Partners Variable Small
      Cap Growth Portfolio                  0.75%           --          0.22%        0.97%             --            0.97%
   Legg Mason Partners Variable
      Strategic Bond Portfolio              0.65%           --          0.20%        0.85%             --            0.85%(2)

MET INVESTORS SERIES TRUST (CLASS A)
   Neuberger Berman Real Estate
      Portfolio                             0.67%           --          0.03%        0.70%             --            0.70%

METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio -
      Class A                               0.35%           --          0.07%        0.42%           0.01%           0.41%(3)
   FI Large Cap Portfolio - Class A         0.80%           --          0.06%        0.86%             --            0.86%(4)
   FI Value Leaders Portfolio -
      Class D*                              0.66%         0.10%         0.07%        0.83%             --            0.83%
   MFS Total Return Portfolio -
      Class F*                              0.57%         0.20%         0.16%        0.93%             --            0.93%(5)
   Oppenheimer Global Equity
      Portfolio - Class B*                  0.60%         0.25%         0.33%        1.18%             --            1.18%

THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.
   Core Plus Fixed Income Portfolio -
      Class II*                             0.38%         0.35%         0.31%        1.04%             --            1.04%(6)
   Emerging Markets Equity Portfolio
      - Class I                             1.25%           --          0.41%        1.66%             --            1.66%
   Equity Growth Portfolio - Class I        0.50%           --          0.33%        0.83%             --            0.83%
   Global Value Equity Portfolio -
      Class I                               0.67%           --          0.35%        1.02%             --            1.02%
   Mid Cap Growth Portfolio -Class I        0.75%           --          0.34%        1.09%             --            1.09%
   Small Company Growth -Portfolio
      Class II*                             0.92%         0.35%         0.54%        1.81%             --            1.81%
   U.S. Mid Cap Value Portfolio -
      Class I                               0.72%           --          0.29%        1.01%             --            1.01%
   Value Portfolio - Class I                0.55%           --          0.37%        0.92%             --            0.92%

VAN KAMPEN LIFE
INVESTMENT TRUST (CLASS II)
   Comstock Portfolio*                      0.56%         0.25%         0.03%        0.84%             --            0.84%
   Emerging Growth Portfolio*               0.70%         0.25%         0.07%        1.02%             --            1.02%
   Enterprise Portfolio*                    0.50%         0.25%         0.18%        0.93%             --            0.93%
   Government Portfolio*                    0.50%         0.25%         0.14%        0.89%             --            0.89%
   Growth and Income Portfolio*             0.57%         0.25%         0.04%        0.86%             --            0.86%

VARIABLE INSURANCE PRODUCTS FUND
   (SERVICE CLASS 2)
   VIP Contrafund(R) Portfolio*             0.57%         0.25%         0.09%        0.91%             --            0.91%
   VIP Mid Cap Portfolio*                   0.57%         0.25%         0.12%        0.94%             --            0.94%


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) Effective February 1, 2006 for Mid Cap Value Portfolio and Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(2) Management fees in the table have been restated to reflect a new management fee schedule that became effective on October 1, 2005.



(3) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(4) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(5) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(6) The portfolio's management fee of 0.375% has been rounded up to 0.38% in the table.






EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.



EXAMPLE -- This example assumes that you have elected the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).

                                                 IF CONTRACT IS SURRENDERED                 IF CONTRACT IS NOT SURRENDERED OR
                                                 AT THE END OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                       ---------------------------------------------   --------------------------------------------
FUNDING OPTION                          1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------   --------   ---------   ---------   ----------   --------   ---------   --------   ----------
Underlying Fund with Minimum
Total Annual Operating Expenses.....    $  918     $1,466      $2,030       $3,368      $318      $  966       $16,30     $3,368

Underlying Fund with Maximum
Total Annual Operating Expenses.....    $1,057     $1,873      $2,695       $4,623      $457      $1,373       $2,295     $4,623





                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Premier Advisers II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions contained in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not offered to new purchasers.

The ages of the owner and Annuitant determine if you can purchase the contract and which optional features are available to you.

                                                MAXIMUM AGE BASED ON THE OLDER OF THE OWNER
   DEATH BENEFIT/OPTIONAL FEATURE                   AND ANNUITANT ON THE CONTRACT DATE
--------------------------------------   ---------------------------------------------------------
Standard Death Benefit                       Age 80 (for Contracts purchased on or after 5-2-2005)
                                               Age 85 (for Contracts purchased before 5-2-2005)

Enhanced Stepped-Up Provision (E.S.P.)                             Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to ..50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.





The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ---------------------------------------     ---------------------------------
JANUS ASPEN SERIES (SERVICE SHARES)
   Forty Portfolio                        Seeks long-term growth of capital.          Janus Capital Management LLC
   Mid Cap Value Portfolio                Seeks capital appreciation.                 Janus Capital Management LLC
   Worldwide Growth Portfolio             Seeks long-term growth of capital in a      Janus Capital Management LLC
                                          manner consistent with the preservation
                                          of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (CLASS I)
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management
     Cap Portfolio                                                                    Inc
   Legg Mason Partners Variable High      Seeks total return consistent with the      Salomon Brothers Asset Management
     Yield Bond Portfolio                 preservation of capital.                    Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Investors Portfolio                  Secondarily seeks current income.           Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio                                                             Inc
   Legg Mason Partners Variable           Seeks to maximize total return              Salomon Brothers Asset Management
     Strategic Bond Portfolio             consistent with the preservation of         Inc
                                          capital.
MET INVESTORS SERIES TRUST (CLASS A)
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio                            investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.

   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class D   Seeks long-term growth of capital.          MeLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   MFS Total Return Portfolio - Class F   Seeks a favorable total return through      MetLife Advisers, LLC
                                          investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Core Plus Fixed Income Portfolio -     Seeks above-average total return over a     Morgan Stanley Investment
     Class II                             market cycle of three to five years.        Management Inc.
                                          The Fund normally invests in a
                                          diversified mix of dollar denominated
                                          investment grade fixed income
                                          securities, particularly U.S.
                                          Government, corporate and mortgage
                                          securities.
   Emerging Markets Equity Portfolio      Seeks long-term capital appreciation by     Morgan Stanley Investment
     - Class I                            investing primarily in growth oriented      Management Inc.
                                          securities of issuers in emerging
                                          market countries.
   Equity Growth Portfolio - Class I      Seeks long-term capital appreciation by     Morgan Stanley Investment
                                          investing primarily in growth-oriented      Management Inc.
                                          equity securities of
                                          large-capitalization companies.
   Global Value Equity Portfolio -        Seeks long-term capital appreciation by     Morgan Stanley Investment
     Class I                              investing primarily in equity               Management Inc.
                                          securities of issuers throughout the
                                          world, including U.S. issuers.
   Mid Cap Growth Portfolio - Class I     Seeks long-term capital growth by           Morgan Stanley Investment
                                          investing in common stocks and other        Management Inc.
                                          equity securities.
   Small Company Growth Portfolio -       Seeks long-term capital appreciation.       Morgan Stanley Investment
     Class II                             The Fund normally invests in                Management Inc.
                                          growth-oriented equity securities of
                                          small U.S. and, to a limited extent,
                                          foreign companies.
   U.S. Mid Cap Value Portfolio -         Seeks long-term capital appreciation.       Morgan Stanley Investment
      Class I                             The Fund normally invests in common         Management Inc.
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.
   Value Portfolio - Class I              Seeks above-average total return over a     Morgan Stanley Investment
                                          market cycle of three to five years by      Management Inc.
                                          investing primarily in a portfolio of
                                          common stocks and other equity
                                          securities.
VAN KAMPEN LIFE INVESTMENT TRUST
   (CLASS II)
   Comstock Portfolio                     Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Emerging Growth Portfolio              Seeks capital appreciation.                 Van Kampen Asset Management
   Enterprise Portfolio                   Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities believed by
                                          the portfolio's investment adviser to
                                          have above-average potential for
                                          capital appreciation.
   Government Portfolio                   Seeks to provide investors with high        Van Kampen Asset Management
                                          current return consistent with
                                          preservation of capital.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Van Kampen Asset Management
                                          income.
VARIABLE INSURANCE PRODUCTS FUND
   (SERVICE CLASS 2)
   VIP Contrafund(R) Portfolio            Seeks long-term capital appreciation.       Fidelity Management & Research
                                                                                      Company
   VIP Mid Cap Portfolio                  Seeks long-term growth of capital.          Fidelity Management & Research
                                                                                      Company

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



         FORMER NAME                                               NEW NAME
------------------------------------------    ---------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  All Cap Fund                                  Legg Mason Partners Variable All Cap Portfolio
  High Yield Bond Fund                          Legg Mason Partners Variable High Yield Bond Portfolio
  Investors Fund                                Legg Mason Partners Variable Investors Portfolio
  Small Cap Growth Fund                         Legg Mason Partners Variable Small Cap Growth Portfolio
  Strategic Bond Fund                           Legg Mason Partners Variable Strategic Bond Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



  FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
--------------------------                    ------------------------------
THE TRAVELERS SERIES TRUST                    METROPOLITAN SERIES FUND, INC.
  Equity Income Portfolio                       FI Value Leaders Portfolio
  Large Cap Portfolio                           FI Large Cap Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



        FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------       --------------------------------------
JANUS ASPEN SERIES                            METROPOLITAN SERIES FUND, INC.
  Balanced Portfolio                            MFS Total Return Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Equity and Income Portfolio                   MFS Total Return Portfolio
  Global Franchise Portfolio                    Oppenheimer Global Equity Portfolio
                                              MET INVESTORS SERIES TRUST
  U.S. Real Estate Securities Portfolio         Neuberger Berman Real Estate Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST              METROPOLITAN SERIES FUND, INC.
  Money Market Portfolio                        BlackRock Money Market Portfolio





                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts;

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners,

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

      -     administration of the annuity options available under the Contracts;
            and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

       YEARS SINCE PURCHASE                   WITHDRAWAL
           PAYMENT MADE                        CHARGE
--------------------------------------        ----------
GREATER THAN OR EQUAL    BUT LESS THAN
         TO
       0 years              2 years                6%
       2 years              4 years                5%
       4 years              5 years                4%
       5 years              6 years                3%
       6 years              7 years                2%
      7 years+                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis) then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      - due to a minimum distribution under our minimum distribution rules then in effect

      -     if an income option of at least five year's duration is begun.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.35% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE INITIAL                WITHDRAWAL
             PURCHASE PAYMENT                   CHARGE
------------------------------------------    ----------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years               2 years            6%
         2 years               4 years            5%
         4 years               5 years            4%
         5 years               6 years            3%
         6 years               7 years            2%
        7+ years                                  0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Janus Aspen Series Worldwide Growth Portfolio, Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio, Universal Institutional Funds Emerging Markets Equity Portfolio, Universal Institutional Funds Global Value Equity Portfolio, Universal Institutional Funds Small Company Growth Portfolio and Oppenheimer Global Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying

Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.





DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the

Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

IF THE ANNUITANT OR AN OWNER IS YOUNGER THAN AGE 80 ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans not previously deducted.

      (1)   the Contract Value on the Death Report Date

      (2) the total Purchase Payments less the total of any partial withdrawals made under the Contract or

      (3)   the step-up value (if any, as described below).

STEP-UP VALUE. A step-up value will be established on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

IF THE ANNUITANT OR AN OWNER IS AGE 80 OR OLDER ON THE CONTRACT DATE: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments less the total amount of any partial withdrawals, made under the Contract.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = 9,090


Your new step-up value would be $50,000 - $9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666


Your new step-up value would be $50,000 - $16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/55,000) = 9,090


Your new modified Purchase Payment would be $50,000 - $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/30,000) = 16,666


Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump-sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                 MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
--------------------------------       ---------------------       ----------------------------------      ----------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                  or if none, to the          continue the Contract rather than
                                       Contract Owner's            receive the distribution.
                                       estate.

OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                  or if none, to the          continue the Contract rather than
                                       Contract Owner's            receive the distribution.
                                       estate.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                 Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or, if none, to the         continue the Contract rather than
                                       surviving joint owner.      receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint         Unless the spousal beneficiary          Yes
THE ANNUITANT)                         owner.                      elects to continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies),       Unless the spouse elects to             Yes
ANNUITANT)                             or, if none, to the         continue the contract.
                                       surviving joint owner.
                                                                   A spouse who is not the beneficiary
                                                                   may decline to receive the proceeds
                                                                   or to continue the Contract and
                                                                   instruct the Company to pay the
                                                                   beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),      Unless the beneficiary elects to        Yes
CONTRACT OWNER)                        or if none, to the          continue the Contract rather than
                                       Contract Owner.  If         receive the distribution.
                                       the Contract Owner is
                                       not living, then to         But, if there is a Contingent
                                       the joint owner.  If        Annuitant, then the Contingent
                                       none, then to the           Annuitant becomes the Annuitant
                                       Contract Owner's            and the Contract continues in
                                       estate.                     effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid upon
                                                                   the death of the Contingent
                                                                   Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner                                                 Yes
OWNER)                                 who is the Annuitant"
                                       above.

    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                 RULES APPLY*
-------------------------------        ----------------------      ----------------------------            --------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary(ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                  Annuitant is treated
                                       owner.                                                              as death of the owner
                                                                                                           in these
                                                                                                           circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

 BEFORE THE MATURITY DATE, UPON         THE COMPANY WILL PAY                                               MANDATORY PAYOUT
        THE DEATH OF THE                  THE PROCEEDS TO:         UNLESS. . .                               RULES APPLY *
-----------------------------------   ----------------------       ---------------------------------      -----------------
OWNER / ANNUITANT                     The beneficiary(ies),        Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump-sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.



NAME OF RIDER:                 GMWB I                           GMWB II                      GMWB III
-------------     -------------------------------    ----------------------------   --------------------------
ALSO CALLED:                 Principal                         Principal                     Principal
                             Guarantee                         Guarantee                  Guarantee Value

AVAILABILITY:      Not available for purchase on      Available on or after March          Not available
                  or after March 21, 2005, unless    21, 2005 if approved in your
                  GMWB II is not approved in your                state
                               state


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                       GMWB I        GMWB II       GMWB III
                                                     ----------    ----------      ---------
If you make your first withdrawal BEFORE the 3rd
anniversary after you purchase GMWB:                 5% of RBB      5% of RBB      5% of RBB
If you make your first withdrawal AFTER the 3rd
anniversary after you purchase GMWB:                 10% of RBB    10% of RBB      5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                          ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $ 85,000        $100,000             $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X (1-
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=      88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $10,000                $500           $ 10,000         $11,765              $588
VALUE IMMEDIATELY     $105,000          $90,000               $4,500          $ 75,000         $88,235             $4,412
AFTER WITHDRAWAL

WITHDRAWAL EXAMPLE FOR GMWB I

                                  ASSUMES 15% GAIN ON INVESTMENT                         ASSUMES 15% LOSS ON INVESTMENT
                      ------------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                  CONTRACT
                        VALUE             RBB                  AWB (5%)          VALUE            RBB               AWB (5%)
                      --------     --------------------   ------------------    --------    -----------------   --------------------

VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000           $100,000               $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000           $100,000               $5,000          $85,000         $100,000             $5,000
IMMEDIATELY AFTER     $105,000            91,304                $4,565          $75,000          $88,235             $4,412
WITHDRAWAL
                                                                                               [100,000 --          [5,000 X
                                   [100,000 -- (100,000   [5,000 -- (5,000 X                   (100,000 X      (88,235/100,000)]
                                    X 0,000/115,000)]      91,304/100,000)]                  10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000            $8,696                 $435           $10,000          $11,265              $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page
            526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any

          GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                              GMWB I                   GMWB II                  GMWB III
                                        -----------------       ------------------        -------------------
Current Annual Charge..............           0.40%                    0.50%                      0.25%
Maximum Annual Charge
After a Reset......................           1.00%                    1.00%                      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                        GMWB I                         GMWB II                          GMWB III
 AWB                              5% of RBB if first             5% of RBB if first                    5% of RBB
                                 withdrawal before 3rd          withdrawal before 3rd
                                     anniversary                     anniversary
                                 10% of RBB if first             10% of RBB if first
                                 withdrawal after 3rd            withdrawal after 3rd
                                     anniversary                     anniversary
ANNUAL CHARGE                           0.40%                            0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS


                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later. (In certain states, the Maturity Date elected may not be later than the Annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B) where (A) equals the present value of remaining certain payments and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund ABD and MetLife of CT Fund ABD II, respectively. (References to "Separate Account" are either to Fund ABD or Fund ABD II, depending on the issuer of your Contract.) Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


FEDERAL ESTATE TAXES: While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.


HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is
available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAs



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date, or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your purchase payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS. If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.



PARTIAL ANNUITIZATION (if available with your Contract): Currently, we will treat the application of less than your entire Contract Value under a non-qualified annuity as a pay-out option (i.e., taking an income annuity) as a taxable withdrawal for federal income tax purposes, which may also be subject to the 10% penalty tax if you are under age 59 1/2. We will treat the remaining amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax adviser prior to partially annuitizing your Contract.



We will determine such excludible amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludible amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED BENEFITS.If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).





PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.





FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).






The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and MLIDLLC to offer the Contracts. See the Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

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                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION


                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.50%




                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------      ----    -------------    -------------    ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)              2005        1.174           1.246             607,997
                                                           2004        1.101           1.174             656,139
                                                           2003        0.983           1.101             659,001
                                                           2002        1.069           0.983             429,691
                                                           2001        1.000           1.069              32,747

   Forty Portfolio - Service Shares (5/01)                 2005        1.296           1.437             126,983
                                                           2004        1.115           1.296             114,627
                                                           2003        0.941           1.115             115,959
                                                           2002        1.137           0.941              95,080
                                                           2001        1.000           1.137               1,633

   Mid Cap Value Portfolio - Service Shares (4/03)         2005        1.558           1.688             111,136
                                                           2004        1.342           1.558             107,091
                                                           2003        1.000           1.342             112,389

   Worldwide Growth Portfolio - Service Shares (5/01)      2005        1.073           1.116             269,614
                                                           2004        1.042           1.073             309,491
                                                           2003        0.855           1.042             286,804
                                                           2002        1.168           0.855             166,807
                                                           2001        1.000           1.168               3,205

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                          2005        1.217           1.248             993,376
                                                           2004        1.141           1.217           1,164,086
                                                           2003        0.833           1.141           1,076,809
                                                           2002        1.128           0.833             730,292
                                                           2001        1.000           1.128              18,152

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------      ----    -------------    -------------    ---------------
   High Yield Bond Fund - Class I (8/98)                   2005        1.470           1.503             459,338
                                                           2004        1.343           1.470             380,096
                                                           2003        1.098           1.343             336,397
                                                           2002        1.038           1.098             114,014
                                                           2001        1.000           1.038               8,264

   Investors Fund - Class I (6/98)                         2005        1.219           1.279             197,482
                                                           2004        1.121           1.219             211,351
                                                           2003        0.860           1.121             190,653
                                                           2002        1.135           0.860             151,714
                                                           2001        1.000           1.135              44,862

   Small Cap Growth Fund - Class I (5/01)                  2005        1.344           1.389             455,968
                                                           2004        1.185           1.344             555,140
                                                           2003        0.808           1.185             501,599
                                                           2002        1.257           0.808             333,751
                                                           2001        1.000           1.257              14,064

   Strategic Bond Fund - Class I (8/98)                    2005        1.275           1.287             925,832
                                                           2004        1.214           1.275             955,017
                                                           2003        1.088           1.214             999,675
                                                           2002        1.015           1.088             909,386
                                                           2001        1.000           1.015               9,594

The Travelers Series Trust
   Equity Income Portfolio (12/96)                         2005        1.341           1.380           1,040,372
                                                           2004        1.239           1.341           1,120,613
                                                           2003        0.959           1.239           1,123,955
                                                           2002        1.131           0.959             921,039
                                                           2001        1.000           1.131              17,656

   Large Cap Portfolio (12/96)                             2005        1.116           1.195             500,799
                                                           2004        1.064           1.116             471,100
                                                           2003        0.866           1.064             478,656
                                                           2002        1.139           0.866             259,390
                                                           2001        1.000           1.139              11,464

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)      2005        1.037           1.062             123,916
                                                           2004        1.011           1.037              70,102
                                                           2003        1.000           1.011               9,977

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------     ----    -------------    -------------    ---------------
   Emerging Markets Equity Portfolio - Class I (11/98)     2005        2.042           2.693             100,513
                                                           2004        1.684           2.042              80,582
                                                           2003        1.142           1.684              50,634
                                                           2002        1.272           1.142              19,241
                                                           2001        1.000           1.272                   -

   Equity and Income Portfolio - Class II (5/03)           2005        1.275           1.349             117,275
                                                           2004        1.161           1.275              66,329
                                                           2003        1.000           1.161              13,869

   Equity Growth Portfolio - Class I (5/01)                2005        1.084           1.236             192,938
                                                           2004        1.021           1.084             248,169
                                                           2003        0.830           1.021             261,981
                                                           2002        1.168           0.830             163,726
                                                           2001        1.000           1.168              12,000

   Global Franchise Portfolio - Class II (5/03)            2005        1.359           1.499             154,441
                                                           2004        1.223           1.359              68,109
                                                           2003        1.000           1.223              36,135

   Global Value Equity Portfolio - Class I (6/98)          2005        1.282           1.336             534,126
                                                           2004        1.146           1.282             494,757
                                                           2003        0.902           1.146             404,919
                                                           2002        1.101           0.902             326,202
                                                           2001        1.000           1.101              23,629

   Mid Cap Growth Portfolio - Class I (5/01)               2005        1.340           1.552             282,541
                                                           2004        1.119           1.340             389,487
                                                           2003        0.801           1.119             371,826
                                                           2002        1.181           0.801             111,958
                                                           2001        1.000           1.181               7,226

   U.S. Mid Cap Value Portfolio - Class I (6/98)           2005        1.355           1.500             820,034
                                                           2004        1.201           1.355             874,966
                                                           2003        0.861           1.201             855,019
                                                           2002        1.215           0.861             772,419
                                                           2001        1.000           1.215              34,947

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------      ----    -------------    -------------    ---------------
   Small Company Growth Portfolio - Class II (5/03)        2005        1.594           1.773               25,953
                                                           2004        1.360           1.594                5,868
                                                           2003        1.000           1.360                    -

   Technology Portfolio - Class I (5/01)                   2005        0.957           0.941               15,760
                                                           2004        0.988           0.957               17,433
                                                           2003        0.679           0.988               74,734
                                                           2002        1.350           0.679               23,288
                                                           2001        1.000           1.350               10,093

   U.S. Real Estate Portfolio - Class I (10/98)            2005        1.963           2.264              316,102
                                                           2004        1.461           1.963              399,336
                                                           2003        1.078           1.461              445,634
                                                           2002        1.103           1.078              332,514
                                                           2001        1.000           1.103                9,591

   Value Portfolio - Class I (7/98)                        2005        1.358           1.399              112,531
                                                           2004        1.170           1.358              111,218
                                                           2003        0.886           1.170              108,739
                                                           2002        1.155           0.886               84,230
                                                           2001        1.000           1.155                9,571

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)            2005        1.295           1.328            2,349,360
                                                           2004        1.120           1.295            2,407,012
                                                           2003        0.869           1.120            2,318,331
                                                           2002        1.095           0.869            1,768,217
                                                           2001        1.000           1.095              123,837

   Emerging Growth Portfolio - Class II Shares (12/00)     2005        0.991           1.051              693,497
                                                           2004        0.942           0.991              775,805
                                                           2003        0.753           0.942              737,160
                                                           2002        1.135           0.753              571,673
                                                           2001        1.000           1.135               42,302

   Enterprise Portfolio - Class II Shares (12/00)          2005        1.045           1.110              135,825
                                                           2004        1.022           1.045              201,843
                                                           2003        0.825           1.022              132,777
                                                           2002        1.189           0.825               55,429
                                                           2001        1.000           1.189                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------      ----    -------------    -------------    ---------------
   Government Portfolio - Class II Shares (12/00)          2005        1.100           1.119            2,128,620
                                                           2004        1.075           1.100            2,364,596
                                                           2003        1.075           1.075            2,616,550
                                                           2002        0.998           1.075            1,867,764
                                                           2001        1.000           0.998               66,638

   Growth and Income Portfolio - Class II Shares (12/00)   2005        1.326           1.433            1,693,978
                                                           2004        1.179           1.326            1,771,484
                                                           2003        0.937           1.179            1,661,003
                                                           2002        1.116           0.937            1,158,525
                                                           2001        1.000           1.116               27,731

   Money Market Portfolio - Class II Shares (12/00)        2005        0.974           0.983              493,298
                                                           2004        0.984           0.974              904,644
                                                           2003        0.995           0.984            1,737,839
                                                           2002        1.001           0.995            2,018,647
                                                           2001        1.000           1.001              380,393

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)        2005        1.429           1.642              669,006
                                                           2004        1.259           1.429              650,154
                                                           2003        0.997           1.259              601,657
                                                           2002        1.120           0.997              380,935
                                                           2001        1.000           1.120                1,337

   Mid Cap Portfolio - Service Class 2 (5/01)              2005        1.667           1.939              304,196
                                                           2004        1.358           1.667              301,375
                                                           2003        0.997           1.358              283,844
                                                           2002        1.125           0.997              119,005
                                                           2001        1.000           1.125                1,211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------      ----    -------------    -------------    ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)              2005        1.000           1.059                   -

Forty Portfolio - Service Shares (5/01)                    2005        1.000           1.139                   -

Mid Cap Value Portfolio - Service Shares (4/03)            2005        1.000           1.085                   -

Worldwide Growth Portfolio - Service Shares (5/01)         2005        1.000           1.040                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                          2005        1.000           1.034                   -

   High Yield Bond Fund - Class I (8/98)                   2005        1.000           1.007                   -

   Investors Fund - Class I (6/98)                         2005        1.000           1.046                   -

   Small Cap Growth Fund - Class I (5/01)                  2005        1.000           1.075                   -

   Strategic Bond Fund - Class I (8/98)                    2005        1.000           0.993              34,135

The Travelers Series Trust
   Equity Income Portfolio (12/96)                         2005        1.000           1.028                   -

   Large Cap Portfolio (12/96)                             2005        1.000           1.075                   -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)      2005        1.000           1.008              42,550

   Emerging Markets Equity Portfolio - Class I (11/98)     2005        1.000           1.254              37,803

   Equity and Income Portfolio - Class II (5/03)           2005        1.000           1.050              84,255

   Equity Growth Portfolio - Class I (5/01)                2005        1.000           1.172                   -

   Global Franchise Portfolio - Class II (5/03)            2005        1.000           1.084              86,178

   Global Value Equity Portfolio - Class I (6/98)          2005        1.000           1.041                   -

   Mid Cap Growth Portfolio - Class I (5/01)               2005        1.000           1.153                   -

   U.S. Mid Cap Value Portfolio - Class I (6/98)           2005        1.000           1.095                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT                     NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------      ----    -------------    -------------    ---------------
   Small Company Growth Portfolio - Class II (5/03)        2005        1.000           1.102               4,550

   Technology Portfolio - Class I (5/01)                   2005        1.000           1.027                   -

   U.S. Real Estate Portfolio - Class I (10/98)            2005        1.000           1.184               2,135

   Value Portfolio - Class I (7/98)                        2005        1.000           1.033                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)            2005        1.000           1.029              66,134

   Emerging Growth Portfolio - Class II Shares (12/00)     2005        1.000           1.071              25,776

   Enterprise Portfolio - Class II Shares (12/00)          2005        1.000           1.072                   -

   Government Portfolio - Class II Shares (12/00)          2005        1.000           1.001              25,347

   Growth and Income Portfolio - Class II Shares (12/00)   2005        1.000           1.070                   -

   Money Market Portfolio - Class II Shares (12/00)        2005        1.000           1.003                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)        2005        1.000           1.131              11,106

   Mid Cap Portfolio - Service Class 2 (5/01)              2005        1.000           1.139              22,728



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio - Service Shares changed its name to Janus Aspen Series Forty Portfolio - Service Shares.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION



              THE METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.50%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2005        1.174           1.246               1,995,295
                                                               2004        1.101           1.174               2,152,426
                                                               2003        0.983           1.101               2,405,037
                                                               2002        1.069           0.983               1,659,239
                                                               2001        1.000           1.069                 136,938

   Forty Portfolio - Service Shares (5/01)                     2005        1.296           1.437                 471,864
                                                               2004        1.115           1.296                 448,151
                                                               2003        0.941           1.115                 477,568
                                                               2002        1.137           0.941                 365,809
                                                               2001        1.000           1.137                  98,632

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.558           1.688                 228,038
                                                               2004        1.342           1.558                 246,949
                                                               2003        1.000           1.342                 199,473

   Worldwide Growth Portfolio - Service Shares (5/01)          2005        1.073           1.116                 816,872
                                                               2004        1.042           1.073                 849,026
                                                               2003        0.855           1.042                 860,039
                                                               2002        1.168           0.855                 748,746
                                                               2001        1.000           1.168                 121,009

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.217           1.248               2,769,997
                                                               2004        1.141           1.217               3,033,138
                                                               2003        0.833           1.141               3,207,036
                                                               2002        1.128           0.833               2,558,965
                                                               2001        1.000           1.128                 243,597

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
   High Yield Bond Fund - Class I (8/98)                       2005        1.470           1.503               1,078,434
                                                               2004        1.343           1.470               1,163,104
                                                               2003        1.098           1.343               1,305,965
                                                               2002        1.038           1.098                 835,785
                                                               2001        1.000           1.038                  86,775

   Investors Fund - Class I (6/98)                             2005        1.219           1.279               1,060,127
                                                               2004        1.121           1.219               1,135,738
                                                               2003        0.860           1.121               1,431,038
                                                               2002        1.135           0.860               1,271,371
                                                               2001        1.000           1.135                 191,902

   Small Cap Growth Fund - Class I (5/01)                      2005        1.344           1.389               1,526,160
                                                               2004        1.185           1.344               1,684,418
                                                               2003        0.808           1.185               1,801,472
                                                               2002        1.257           0.808               1,317,186
                                                               2001        1.000           1.257                 199,757

   Strategic Bond Fund - Class I (8/98)                        2005        1.275           1.287               3,486,006
                                                               2004        1.214           1.275               3,926,322
                                                               2003        1.088           1.214               4,257,587
                                                               2002        1.015           1.088               2,867,485
                                                               2001        1.000           1.015                 100,718

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.341           1.380               1,914,233
                                                               2004        1.239           1.341               2,039,901
                                                               2003        0.959           1.239               2,235,620
                                                               2002        1.131           0.959               1,490,295
                                                               2001        1.000           1.131                 108,076

   Large Cap Portfolio (12/96)                                 2005        1.116           1.195               1,258,879
                                                               2004        1.064           1.116               1,299,093
                                                               2003        0.866           1.064               1,238,524
                                                               2002        1.139           0.866                 901,897
                                                               2001        1.000           1.139                  70,360

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.037           1.062                 732,168
                                                               2004        1.011           1.037                 732,196
                                                               2003        1.000           1.011                 575,581

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------            ----    -------------   -------------     ---------------
Emerging Markets Equity Portfolio - Class I (11/98)            2005        2.042           2.693                 306,822
                                                               2004        1.684           2.042                 286,876
                                                               2003        1.142           1.684                 281,132
                                                               2002        1.272           1.142                 148,057
                                                               2001        1.000           1.272                  55,899

Equity and Income Portfolio - Class II (5/03)                  2005        1.275           1.349                 581,670
                                                               2004        1.161           1.275                 534,833
                                                               2003        1.000           1.161                 358,530

Equity Growth Portfolio - Class I (5/01)                       2005        1.084           1.236               1,283,026
                                                               2004        1.021           1.084               1,332,689
                                                               2003        0.830           1.021               1,344,577
                                                               2002        1.168           0.830               1,199,791
                                                               2001        1.000           1.168                 133,010

Global Franchise Portfolio - Class II (5/03)                   2005        1.359           1.499                 831,102
                                                               2004        1.223           1.359                 551,087
                                                               2003        1.000           1.223                 384,483

Global Value Equity Portfolio - Class I (6/98)                 2005        1.282           1.336               1,643,418
                                                               2004        1.146           1.282               1,656,685
                                                               2003        0.902           1.146               1,650,196
                                                               2002        1.101           0.902               1,040,066
                                                               2001        1.000           1.101                  70,802

Mid Cap Growth Portfolio - Class I (6/98)                      2005        1.340           1.552               1,352,854
                                                               2004        1.119           1.340               1,532,752
                                                               2003        0.801           1.119               1,647,317
                                                               2002        1.181           0.801               1,287,236
                                                               2001        1.000           1.181                 139,943

U.S. Mid Cap Value Portfolio - Class I (5/01)                  2005        1.355           1.500               2,698,804
                                                               2004        1.201           1.355               2,968,245
                                                               2003        0.861           1.201               3,176,281
                                                               2002        1.215           0.861               2,885,419
                                                               2001        1.000           1.215                 168,541

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------         ----    -------------   -------------     ---------------
   Small Company Growth Portfolio - Class II (5/03)            2005        1.594           1.773                 135,842
                                                               2004        1.360           1.594                 112,927
                                                               2003        1.000           1.360                  43,630

   Technology Portfolio - Class I (5/01)                       2005        0.957           0.941                 278,406
                                                               2004        0.988           0.957                 344,209
                                                               2003        0.679           0.988                 410,064
                                                               2002        1.350           0.679                 339,001
                                                               2001        1.000           1.350                  66,791

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.963           2.264               1,636,192
                                                               2004        1.461           1.963               1,741,505
                                                               2003        1.078           1.461               1,819,434
                                                               2002        1.103           1.078               1,454,045
                                                               2001        1.000           1.103                  81,155

   Value Portfolio - Class I (7/98)                            2005        1.358           1.399               2,374,675
                                                               2004        1.170           1.358               2,570,074
                                                               2003        0.886           1.170               2,505,634
                                                               2002        1.155           0.886               1,944,954
                                                               2001        1.000           1.155                 217,212

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.295           1.328               9,229,232
                                                               2004        1.120           1.295              10,925,322
                                                               2003        0.869           1.120              11,109,159
                                                               2002        1.095           0.869               8,432,311
                                                               2001        1.000           1.095                 454,712

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        0.991           1.051               1,206,279
                                                               2004        0.942           0.991               1,342,355
                                                               2003        0.753           0.942               1,565,309
                                                               2002        1.135           0.753               1,377,816
                                                               2001        1.000           1.135                 110,625

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.045           1.110                 542,611
                                                               2004        1.022           1.045                 678,005
                                                               2003        0.825           1.022                 843,699
                                                               2002        1.189           0.825                 615,136
                                                               2001        1.000           1.189                  93,156

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Government Portfolio - Class II Shares (12/00)              2005        1.100           1.119               7,817,536
                                                               2004        1.075           1.100               8,782,280
                                                               2003        1.075           1.075              10,257,623
                                                               2002        0.998           1.075               7,940,302
                                                               2001        1.000           0.998                 224,652

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.326           1.433               6,446,295
                                                               2004        1.179           1.326               7,252,232
                                                               2003        0.937           1.179               7,481,058
                                                               2002        1.116           0.937               5,568,775
                                                               2001        1.000           1.116                 141,987

   Money Market Portfolio - Class II Shares (12/00)            2005        0.974           0.983               2,536,336
                                                               2004        0.984           0.974               2,906,266
                                                               2003        0.995           0.984               4,314,778
                                                               2002        1.001           0.995               4,649,809
                                                               2001        1.000           1.001                 297,756

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.429           1.642               2,325,851
                                                               2004        1.259           1.429               2,421,587
                                                               2003        0.997           1.259               2,261,926
                                                               2002        1.120           0.997               1,757,225
                                                               2001        1.000           1.120                 124,958

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.667           1.939               1,573,698
                                                               2004        1.358           1.667               1,643,916
                                                               2003        0.997           1.358               1,475,893
                                                               2002        1.125           0.997                 977,317
                                                               2001        1.000           1.125                  56,344

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2005        1.000           1.059                       -

   Forty Portfolio - Service Shares (5/01)                     2005        1.000           1.139                       -

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.000           1.085                       -

   Worldwide Growth Portfolio - Service Shares (5/01)          2005        1.000           1.040                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.000           1.034                       -

   High Yield Bond Fund - Class I (8/98)                       2005        1.000           1.007                  20,067

   Investors Fund - Class I (6/98)                             2005        1.000           1.046                       -

   Small Cap Growth Fund - Class I (5/01)                      2005        1.000           1.075                       -

   Strategic Bond Fund - Class I (8/98)                        2005        1.000           0.993                  45,821

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.000           1.028                  22,603

   Large Cap Portfolio (12/96)                                 2005        1.000           1.075                  36,553

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.000           1.008                       -

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.000           1.254                   5,328

   Equity and Income Portfolio - Class II (5/03)               2005        1.000           1.050                  39,067

   Equity Growth Portfolio - Class I (5/01)                    2005        1.000           1.172                       -

   Global Franchise Portfolio - Class II (5/03)                2005        1.000           1.084                 112,825

   Global Value Equity Portfolio - Class I (6/98)              2005        1.000           1.041                       -

   Mid Cap Growth Portfolio - Class I (6/98)                   2005        1.000           1.153                  11,166

   U.S. Mid Cap Value Portfolio - Class I (5/01)               2005        1.000           1.095                   5,947

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Small Company Growth Portfolio - Class II (5/03)            2005        1.000           1.102                  11,643

   Technology Portfolio - Class I (5/01)                       2005        1.000           1.027                       -

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.000           1.184                  23,256

   Value Portfolio - Class I (7/98)                            2005        1.000           1.033                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.000           1.029                  59,129

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.000           1.071                  38,804

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.000           1.072                   8,055

   Government Portfolio - Class II Shares (12/00)              2005        1.000           1.001                       -

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.000           1.070                  12,119

   Money Market Portfolio - Class II Shares (12/00)            2005        1.000           1.003                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.000           1.131                  84,976

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.000           1.139                  90,813


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Janus Aspen Series Capital Appreciation Portfolio - Service Shares changed its name to Janus Aspen Series Forty Portfolio - Service Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-12-76-127 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-12-76-127.


Name:    _______________________________________________________

Address: _______________________________________________________

         _______________________________________________________


Check Box:

[ ]  MIC-Book-12-76-127

[ ]  MLAC-Book-12-76-127



BOOK 12                                            May 1, 2006

                        PREMIER ADVISERS III PROSPECTUS:
                    METLIFE OF CT ABD FOR VARIABLE ANNUITIES
                   METLIFE OF CT ABD II FOR VARIABLE ANNUITIES



This prospectus describes PREMIER ADVISERS III ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. The Fixed Account option may not currently be available. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for Contracts purchased on or after May 1, 2006 are:



DWS VARIABLE SERIES I (CLASS B)+                                 MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
   DWS Growth & Income VIP+                                          Dividend Growth Portfolio
DWS VARIABLE SERIES II (CLASS B)+                                    Equity Portfolio
   DWS International Select Equity VIP+                              S&P 500 Index Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Legg Mason Partners Variable All Cap Portfolio+                  Core Plus Fixed Income Portfolio - Class II
   Legg Mason Partners Variable High Yield Bond Portfolio+          Emerging Markets Equity Portfolio - Class I
   Legg Mason Partners Variable Investors Portfolio+                Equity Growth Portfolio - Class I
   Legg Mason Partners Variable Large Cap Growth Portfolio+         Global Value Equity Portfolio - Class I
   Legg Mason Partners Variable Small Cap Growth Portfolio+         Mid Cap Growth Portfolio - Class I
   Legg Mason Partners Variable Strategic Bond Portfolio+           Small Company Growth Portfolio - Class II
   LEGG MASON PARTNERS VARIABLE PORTFOLIOS II (CLASS I)+            U.S. Mid Cap Value Portfolio - Class I
   Legg Mason Partners Variable Aggressive Growth Portfolio+        Value Portfolio - Class I
MET INVESTORS SERIES TRUST (CLASS A)                             VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
   Dreman Small-Cap Value Portfolio+                                Comstock Portfolio
   Met/AIM Capital Appreciation Portfolio+                          Emerging Growth Portfolio
   Neuberger Berman Real Estate Portfolio+                          Enterprise Portfolio
METROPOLITAN SERIES FUND, INC.                                      Government Portfolio
   BlackRock Money Market Portfolio - Class A+                      Growth and Income Portfolio
   FI Large Cap Portfolio - Class A+                                VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
   FI Value Leaders Portfolio - Class D+                            VIP Contrafund(R) Portfolio
   MFS Total Return Portfolio - Class F+                            VIP Mid Cap Portfolio
   Oppenheimer Global Equity Portfolio - Class B+


----------


+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "THE ANNUITY CONTRACT--The Variable Funding Options" for more information.



*THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                   MAY 1, 2006

                                TABLE OF CONTENTS

Glossary.............................................     3
Summary..............................................     5
Fee Table............................................     9
Condensed Financial Information......................    15
The Annuity Contract.................................    15
   Contract Owner Inquiries..........................    16
   Purchase Payments.................................    16
   Accumulation Units................................    16
   The Variable Funding Options......................    17
Fixed Account........................................    21
Charges and Deductions...............................    21
   General...........................................    21
   Withdrawal Charge.................................    22
   Free Withdrawal Allowance.........................    22
   Administrative Charges............................    23
   Mortality and Expense Risk Charge.................    23
   Enhanced Stepped-Up Provision Charge..............    23
   Guaranteed Minimum Withdrawal Benefit
     Charge..........................................    23
   Guaranteed Minimum Accumulation Benefit
     Charge..........................................    23
   Variable Liquidity Benefit Charge.................    23
   Variable Funding Option Expenses..................    24
   Premium Tax.......................................    24
   Changes in Taxes Based upon
     Premium or Value................................    24
Transfers............................................    24
   Dollar Cost Averaging.............................    26
Access to Your Money.................................    26
   Systematic Withdrawals............................    27
Ownership Provisions.................................    27
   Types of Ownership................................    27
Contract Owner.......................................    27
     Beneficiary.....................................    28
     Annuitant.......................................    28
Death Benefit........................................    28
Death Proceeds before the Maturity Date..............    28
   Enhanced Stepped-Up Provision.....................    29
   Payment of Proceeds...............................    30
   Spousal Contract Continuance......................    31
   Beneficiary Contract Continuance..................    32
   Planned Death Benefit.............................    32
   Death Proceeds after the Maturity Date............    32
Living Benefits......................................    33
   Guaranteed Minimum Withdrawal Benefit.............    33
   Guaranteed Minimum Accumulation Benefit...........    38
The Annuity Period...................................    45
   Maturity Date.....................................    45
   Allocation of Annuity.............................    45
   Variable Annuity..................................    45
   Fixed Annuity.....................................    46
 Payment Options.....................................    46
    Election of Options..............................    46
    Annuity Options..................................    46
    Variable Liquidity Benefit.......................    47
 Miscellaneous Contract Provisions...................    47
    Right to Return..................................    47
    Termination......................................    48
    Required Reports.................................    48
    Suspension of Payments...........................    48
 The Separate Accounts...............................    48
    Performance Information..........................    49
 Federal Tax Considerations..........................    49
    General Taxation of Annuities....................    49
    Types of Contracts: Qualified and Non-qualified..    50
    Qualified Annuity Contracts......................    50
      Taxation of Qualified Annuity Contracts........    50
      Mandatory Distributions for Qualified Plans....    50
    Non-qualified Annuity Contracts..................    50
      Diversification Requirements for
        Variable Annuities...........................    51
      Ownership of the Investments...................    51
      Taxation of Death Benefit Proceeds.............    52
    Other Tax Considerations.........................    52
      Treatment of Charges for Optional Benefits.....    52
      Penalty Tax for Premature Distribution.........    52
      Puerto Rico Tax Considerations.................    52
      Non-Resident Aliens............................    52
 Other Information...................................    53
    The Insurance Companies..........................    53
    Financial Statements.............................    53
    Distribution of Variable Annuity Contracts.......    53
    Conformity with State and Federal Laws...........    55
    Voting Rights....................................    55
    Restrictions on Financial Transactions...........    55
    Legal Proceedings................................    55
 Appendix A: Condensed Financial Information for
    MetLife of CT Fund ABD for Variable Annuities....   A-
 Appendix B: Condensed Financial Information for
    MetLife of CT Fund ABD II for Variable
    Annuities........................................   B-1
 Appendix C: The Fixed Account                          C-1
 Appendix D: Waiver of Withdrawal Charge for
     Nursing Home Confinement
 Appendix E:  Contents of the Statement of Additional
     Information


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          PREMIER ADVISERS III ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants the age of 80 or younger as of the Contract Date. The ages of the owner and Annuitant determine which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%.Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

 WITHDRAWAL CHARGE...........................................     6%(1)
 (as a percentage of the Purchase Payments withdrawn)

 TRANSFER CHARGE.............................................    $10(2)
 (assessed on transfers that exceed 12 per year)

 VARIABLE LIQUIDITY BENEFIT CHARGE...........................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................$30(4)

----------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
     0 years                  2 years               6%
     2 years                  4 years               5%
     4 years                  5 years               4%
     5 years                  6 years               3%
     6 years                  7 years               2%
     7 years+                                       0%

----------

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
     0 years                   2 years            6%
     2 years                   4 years            5%
     4 years                   5 years            4%
     5 years                   6 years            3%
     6 years                   7 years            2%
     7 years+                                     0%

----------

(4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon request), a 0.50% current charge for GMWB II (maximum of 1.00% upon request), and a 0.25% charge for GMWB III. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:



Mortality and Expense Risk Charge            1.40%
Administrative Expense Charge                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH NO OPTIONAL FEATURES
SELECTED                                     1.55%

Optional E.S.P. Charge                       0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. ONLY SELECTED            1.70%

Optional GMAB Charge                         0.50%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMAB ONLY SELECTED              2.05%

TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMAB
SELECTED(5)                                  2.20%

Optional GMWB I Charge                       1.00%(6)
Optional GMWB II Charge                      1.00%(6)
Optional GMWB III Charge                     0.25%

TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB I ONLY
SELECTED                                     2.55%

TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB II ONLY SELECTED           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB III ONLY SELECTED          1.80%

TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB I
SELECTED                                     2.70%

TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB II
SELECTED                                     2.70%

TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB III
SELECTED                                     1.95%


----------


(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                           MINIMUM     MAXIMUM
                                                          --------    -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)       0.42%       4.47%




UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)




                                               DISTRIBUTION                      TOTAL       CONTRACTUAL FEE     NET TOTAL
                                                  AND/OR                         ANNUAL           WAIVER         ANNUAL
                                MANAGEMENT     SERVICE(12b-1)      OTHER        OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                    FEE            FEES           EXPENSES      EXPENSES      REIMBURSEMENT     EXPENSES**
------------------------------------------     --------------    -----------    ---------    ---------------    -----------
DWS VARIABLE SERIES I
   DWS Growth & Income VIP
     - Class B*                    0.47%           0.25%            0.23%         0.95%          0.06%            0.89%(1)
DWS VARIABLE SERIES II
   DWS International Select
     Equity VIP - Class B*         0.75%           0.25%            0.26%         1.26%            --             1.26%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC. (CLASS I)
   Legg Mason Partners
     Variable All Cap
     Portfolio                     0.75%            --              0.07%         0.82%            --             0.82%
   Legg Mason Partners
     Variable High Yield
     Bond Portfolio                0.80%            --              0.30%         1.10%            --              1.10%(2)
   Legg Mason Partners
     Variable Investors
     Portfolio                     0.65%            --              0.06%         0.71%            --             0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio              0.75%            --              0.72%         1.47%            --              1.47%(2)
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio              0.75%            --              0.22%         0.97%            --             0.97%
   Legg Mason Partners
     Variable Strategic
     Bond Portfolio                0.65%            --              0.20%         0.85%            --             0.85%(2)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class I                       0.75%            --              0.18%         0.93%            --             0.93%(3)
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio - Class A           0.83%            --              3.64%         4.47%          3.37%            1.10%(4)(9)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                     0.76%            --              0.05%         0.81%            --             0.81%(9)
   Neuberger Berman Real
     Estate Portfolio -
     Class A                       0.67%            --              0.03%         0.70%            --             0.70%
METROPOLITAN SERIES FUND
   BlackRock Money Market
     Portfolio - Class A           0.35%            --              0.07%         0.42%          0.01%            0.41%(5)
   FI Large Cap Portfolio -
     Class A                       0.80%            --              0.06%         0.86%            --             0.86%(6)
   FI Value Leaders
     Portfolio - Class D*          0.66%           0.10%            0.07%         0.83%            --             0.83%
   MFS Total Return
     Portfolio - Class F*          0.57%           0.20%            0.16%         0.93%            --             0.93%(7)
   Oppenheimer Global
     Equity Portfolio -
     Class B*                      0.60%           0.25%            0.33%         1.18%            --             1.18%

MORGAN STANLEY VARIABLE
   INVESTMENT SERIES
   Dividend Growth
     Portfolio - Class Y*          0.46%           0.25%            0.11%         0.82%            --             0.82%
   Equity Portfolio - Class
     Y*                            0.42%           0.25%            0.11%         0.78%            --             0.78%
   S&P 500 Index Portfolio
     - Class Y*                    0.12%           0.25%            0.16%         0.53%            --             0.53%
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Core Plus Fixed Income
     Portfolio - Class II*         0.38%           0.35%            0.31%         1.04%            --             1.04%(8)
   Emerging Markets Equity
     Portfolio - Class I           1.25%            --              0.41%         1.66%            --             1.66%
   Equity Growth Portfolio
     - Class I                     0.50%            --              0.33%         0.83%            --             0.83%
   Global Value Equity
     Portfolio - Class I           0.67%            --              0.35%         1.02%            --             1.02%
   Mid Cap Growth Portfolio
     -Class I                      0.75%            --              0.34%         1.09%            --             1.09%
   Small Company Growth
     Portfolio - Class II*         0.92%           0.35%            0.54%         1.81%            --             1.81%
   U.S. Mid Cap Value
     Portfolio - Class I           0.72%            --              0.29%         1.01%            --             1.01%
   Value Portfolio - Class I       0.55%            --              0.37%         0.92%            --             0.92%
VAN KAMPEN LIFE
   INVESTMENT TRUST
   Comstock Portfolio -
     Class II*                     0.56%           0.25%            0.03%         0.84%            --             0.84%
   Emerging Growth
     Portfolio -Class II*          0.70%           0.25%            0.07%         1.02%            --             1.02%
   Enterprise Portfolio -
     Class II*                     0.50%           0.25%            0.18%         0.93%            --             0.93%
   Government Portfolio -
     Class II*                     0.50%           0.25%            0.14%         0.89%            --             0.89%
   Growth and Income
     Portfolio - Class II*         0.57%           0.25%            0.04%         0.86%            --             0.86%
VARIABLE INSURANCE
   PRODUCTS FUND
   VIP Contrafund(R)
     Portfolio - Service
     Class 2*                      0.57%           0.25%            0.09%         0.91%            --             0.91%
   VIP Mid Cap Portfolio -
     Service Class 2*              0.57%           0.25%            0.12%         0.94%            --             0.94%


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolio to the amount set forth after the portfolio name, B share class: DWS Growth & Income VIP (0.89%).



(2) Management fees in the table have been restated to reflect a new management fee schedule that became effective on October 1, 2005.



(3) Management fees in the table have been restated to reflect a new management fee schedule that became effective on December 1, 2005.



(4) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.10%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.



(5) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(6) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(7) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(8) The portfolio's management fee of 0.375% has been rounded up to 0.38% in the table.



(9) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.





EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).



                                       If Contract is surrendered at the end of     If Contract is NOT surrendered or
                                                    period shown:                 annuitized at the end of period shown:
                                        ---------------------------------------   ---------------------------------------
                                           1         3         5        10        1          3         5        10
FUNDING OPTION                           YEAR      YEARS     YEARS     YEARS     YEAR      YEARS     YEARS     YEARS
                                         ----      -----     -----     -----     ----      -----     -----     -----
Underlying Fund with Minimum Total       $918      $1,466    $2,030    $3,368    $318       $966     $1,630    $3,368
Annual Operating Expenses
Underlying Fund with Maximum Total
Annual Operating Expenses              $1,316      $2,606    $3,840    $6,541    $716     $2,106     $3,440    $6,541



                         CONDENSED FINANCIAL INFORMATION



SEE APPENDICES A AND B.

THE ANNUITY CONTRACT



Premier Advisers III Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions contained in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.



The ages of the owner and Annuitant determine if you can purchase the Contract, and which optional features are available to you.


                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
       DEATH BENEFIT/OPTIONAL FEATURE                             ANNUITANT ON THE CONTRACT DATE
-----------------------------------------------           ------------------------------------------------
Standard Death Benefit                                                       80
Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS



You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDING                                               INVESTMENT                                INVESTMENT
OPTION                                                OBJECTIVE                            ADVISER/SUBADVISER
                                           ------------------------------------         ------------------------------
DWS VARIABLE SERIES I
   DWS Growth & Income VIP - Class B       Seeks long-term growth of capital,           Deutsche Investment Management
                                           current income and growth of income.         Americas Inc.
DWS VARIABLE SERIES II
   DWS International Select Equity VIP     Seeks capital appreciation.                  Deutsche Investment Management
     Class B                                                                            Americas Inc.
                                                                                        Subadviser: Deutsche Asset
                                                                                        Management Investments Services
                                                                                        Ltd.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (CLASS I)
   Legg Mason Partners Variable All        Seeks capital appreciation.                  Salomon Brothers Asset Management
     Cap Portfolio                                                                      Inc
   Legg Mason Partners Variable High       Seeks total return consistent with the       Salomon Brothers Asset Management
     Yield Bond Portfolio                  preservation of capital.                     Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Investors Portfolio                   Secondarily seeks current income.            Inc
   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio                                                               Inc
   Legg Mason Partners Variable Small      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio                                                               Inc
   Legg Mason Partners Variable            Seeks to maximize total return               Salomon Brothers Asset Management
     Strategic Bond Portfolio              consistent with the preservation of          Inc
                                           capital.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                      Inc
     Class I

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -      Seeks capital appreciation.                  Met Investors Advisory LLC
     Class A                                                                            Subadviser: Dreman Value
                                                                                        Management L.L.C.
   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory LLC
     Portfolio - Class A                                                                Subadviser:  AIM Capital
                                                                                        Management, Inc.
   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory LLC
     Portfolio - Class A                   investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.

METROPOLITAN SERIES FUND
   BlackRock Money Market Portfolio -      Seeks a high level of current income         MetLife Advisers, LLC
     Class A                               consistent with preservation of capital.     Subadviser: BlackRock Advisors,
                                                                                        Inc.
   FI Large Cap Portfolio - Class A        Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   FI Value Leaders Portfolio - Class D    Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   MFS Total Return Portfolio - Class F    Seeks a favorable total return through       MetLife Advisers, LLC
                                           investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                        Financial Services Company

   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     Class B                                                                            Subadviser: OppenheimerFunds, Inc.
MORGAN STANLEY VARIABLE INVESTMENT
   SERIES

   Dividend Growth Portfolio - Class Y     Seeks to provide reasonable current          Morgan Stanley Investment Advisors
                                           income and long-term growth of income        Inc.
                                           and capital.
   Equity Portfolio - Class Y              Seeks, as its primary objective, growth      Morgan Stanley Investment Advisors
                                           of capital and, as a secondary               Inc.
                                           objective, income, but only when
                                           consistent with its primary objective.

   S&P 500 Index Portfolio - Class Y       Seeks to provide investment results          Morgan Stanley Investment Advisors
                                           that, before expenses, correspond to the     Inc.
                                           total return of the S&P 500 Index. The
                                           Fund normally invests in the common
                                           stocks included in the Index.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Core Plus Fixed Income Portfolio -      Seeks above-average total return over a      Morgan Stanley Investment
     Class II                              market cycle of three to five years. The     Management Inc.
                                           Fund normally invests in a diversified
                                           mix of dollar denominated investment
                                           grade fixed income securities,
                                           particularly U.S. Government, corporate
                                           and mortgage securities.
   Emerging Markets Equity Portfolio       Seeks long-term capital appreciation by      Morgan Stanley Investment
     Class I                               investing primarily in growth oriented       Management Inc.
                                           securities of issuers in emerging market

                                           countries.

   Equity Growth Portfolio - Class I       Seeks long-term capital appreciation by      Morgan Stanley Investment
                                           investing primarily in growth-oriented       Management Inc.
                                           equity securities of
                                           large-capitalization companies.
   Global Value Equity Portfolio - Class I Seeks long-term capital appreciation by      Morgan Stanley Investment
                                           investing primarily in equity securities     Management Inc.
                                           of issuers throughout the world,
                                           including U.S. issuers.
   Mid Cap Growth Portfolio - Class I      Seeks long-term capital growth by            Morgan Stanley Investment
                                           investing in common stocks and other         Management Inc.
                                           equity securities.
   Small Company Growth Portfolio -        Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class II                              The Fund normally invests in                 Management Inc.
                                           growth-oriented equity securities of
                                           small U.S. and, to a limited extent,
                                           foreign companies.

   U.S. Mid Cap Value Portfolio -          Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                               The Fund normally invests in common          Management Inc.
                                           stocks and other equity securities of
                                           growth-oriented mid cap companies.
   Value Portfolio - Class I               Seeks above-average total return over a      Morgan Stanley Investment
                                           market cycle of three to five years by       Management Inc.
                                           investing primarily in a portfolio of
                                           common stocks and other equity
                                           securities.

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio - Class II           Seeks capital growth and income through      Van Kampen Asset Management
                                           investments in equity securities,
                                           including common stocks, preferred
                                           stocks and securities convertible into
                                           common and preferred stocks.
   Emerging Growth Portfolio - Class II    Seeks capital appreciation.                  Van Kampen Asset Management
   Enterprise Portfolio - Class II         Seeks capital appreciation through           Van Kampen Asset Management
                                           investments in securities believed by
                                           the portfolio's investment adviser to
                                           have above-average potential for capital
                                           appreciation.
   Government Portfolio - Class II         Seeks to provide investors with high         Van Kampen Asset Management
                                           current return consistent with
                                           preservation of capital.
   Growth and Income Portfolio             Seeks long-term growth of capital and        Van Kampen Asset Management
     - Class II                            income.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -           Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class 2                                                                    Company
   VIP Mid Cap Portfolio - Service         Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



UNDERLYING FUND NAME CHANGES



              FORMER NAME                                                           NEW NAME
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Salomon Brothers Variable Aggressive Growth Portfolio              Legg Mason Partners Variable Aggressive Growth Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio
  High Yield Bond Fund                                               Legg Mason Partners Variable High Yield Bond Portfolio
  Investors Fund                                                     Legg Mason Partners Variable Investors Portfolio
  Large Cap Growth Fund                                              Legg Mason Partners Variable Large Cap Growth Portfolio

  Small Cap Growth Fund                                              Legg Mason Partners Variable Small Cap Growth Portfolio
  Strategic Bond Fund                                                Legg Mason Partners Variable Strategic Bond Portfolio
SCUDDER VARIABLE SERIES I                                          DWS VARIABLE SERIES I
  Growth and Income Portfolio                                        DWS Growth & Income VIP
SCUDDER VARIABLE SERIES II                                         DWS VARIABLE SERIES II
  Scudder International Select Equity Portfolio                      DWS International Select Equity VIP



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



              FORMER UNDERLYING FUND                                               NEW UNDERLYING FUND
THE TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
  AIM Capital Appreciation Portfolio                                 Met/AIM Capital Appreciation Portfolio
  Style Focus Series: Small Cap Value Portfolio                      Dreman Small-Cap Value Portfolio
                                                                   METROPOLITAN SERIES FUND, INC.
  Equity Income Portfolio                                            FI Value Leaders Portfolio
  Large Cap Portfolio                                                FI Large Cap Portfolio
  MFS Total Return Portfolio                                         MFS Total Return Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.



              FORMER UNDERLYING FUND                                                NEW UNDERLYING FUND
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                            METROPOLITAN SERIES FUND, INC.
  Equity and Income Portfolio                                        MFS Total Return Portfolio
  Global Franchise Portfolio                                         Oppenheimer Global Equity Portfolio
                                                                   MET INVESTORS SERIES TRUST
  U.S. Real Estate Securities Portfolio                              Neuberger Berman Real Estate Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST                                   METROPOLITAN SERIES FUND, INC.
  Money Market Portfolio                                             BlackRock Money Market Portfolio





                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
-------------------------------------------      ------------------
 GREATER THAN OR EQUAL TO    BUT LESS THAN
          0 years               2 years                 6%
          2 years               4 years                 5%
          4 years               5 years                 4%
          5 years               6 years                 3%
          6 years               7 years                 2%
          7 years+                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then;

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      - due to a minimum distribution under our minimum distribution rules then in effect

      - if you elect Annuity Payments for a fixed period of at least five years.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge will not be assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT           WITHDRAWAL CHARGE
-----------------------------------------         -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years               2 years                   6%
         2 years               4 years                   5%
         4 years               5 years                   4%
         5 years               6 years                   3%
         6 years               7 years                   2%
        7 years+                                         0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio, DWS International Select Equity VIP, Dreman Small-Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Universal Institutional Funds Emerging Markets Equity Portfolio, Universal Institutional Funds Global Value Equity Portfolio and Universal Institutional Funds Small Company Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the

Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect. If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

Note: If the Contract Owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Contract Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted.

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below).

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value immediately before the withdrawal.

STEP-UP VALUE: The partial surrender reduction equals (1) the Step-Up Initial Value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

The following examples apply to the Adjusted Purchase Payment and Step-Up Value. Assume your current Contract Value is $55,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

      50,000 x (10,000/55,000) = 9,090


Your new death benefit would be $50,000 - $9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

      50,000 x (10,000/30,000) = 16,666


Your new death benefit would be $50,000 - $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/55,000) = 9,090


You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/30,000) = 16,666


      Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                          MANDATORY
  BEFORE THE MATURITY DATE,            THE COMPANY WILL             UNLESS. . .                           PAYOUT RULES
    UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                               APPLY*
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER                The surviving joint                                                    Yes

                                                                                                      MANDATORY
   BEFORE THE MATURITY DATE,          THE COMPANY WILL                                                PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS...                               APPLY*
   ------------------------         --------------------      ---------                               ----------------
(WHO IS NOT THE ANNUITANT)        owner.

NON-SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies),      Unless the beneficiary elects to        Yes
THE ANNUITANT)                    or, if none, to the         continue the Contract rather than
                                  surviving joint owner.      receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT   The surviving joint         Unless the spouse elects to continue    Yes
THE ANNUITANT)                    owner.                      the Contract.

SPOUSAL JOINT OWNER (WHO IS THE   The beneficiary (ies),      Unless the spouse elects to continue    Yes
ANNUITANT)                        or, if none, to the         the Contract.
                                  surviving joint owner.

                                                              A spouse who is not the beneficiary
                                                              may decline to receive the proceeds
                                                              or to continue the Contract and
                                                              instruct the Company to pay the
                                                              beneficiary.

ANNUITANT (WHO IS NOT THE         The beneficiary (ies),      Unless the beneficiary elects to        Yes
CONTRACT OWNER)                   or if none, to the          continue the Contract rather than
                                  Contract Owner.             receive the distribution.

                                                              But, if there is a Contingent
                                                              Annuitant, then the Contingent
                                                              Annuitant becomes the Annuitant
                                                              and the Contract continues in
                                                              effect (generally using the original
                                                              Maturity Date). The proceeds will
                                                              then be paid upon the death of
                                                              the Contingent Annuitant or owner.

                                                                                                      MANDATORY
   BEFORE THE MATURITY DATE,          THE COMPANY WILL                                                PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS...                               APPLY*
   ------------------------         --------------------      ---------                               ----------------
ANNUITANT (WHO IS THE CONTRACT    See death of "owner who                                             Yes
OWNER)                            is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A       The beneficiary (ies),                                              Yes (Death of
NON-NATURAL ENTITY/TRUST)         or if none, to the owner.                                           Annuitant is
                                                                                                      treated as death
                                                                                                      of the owner in
                                                                                                      these
                                                                                                      circumstances.)

CONTINGENT ANNUITANT (ASSUMING    No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)         payable; Contract
                                  continues.

BENEFICIARY                       No death proceeds are                                               N/A
                                  payable; Contract
                                  continues.

CONTINGENT BENEFICIARY            No death proceeds are                                               N/A
                                  payable; Contract
                                  continues.

                              QUALIFIED CONTRACTS

                                                                                                      MANDATORY
BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                    PAYOUT RULES
UPON THE DEATH OF THE             PAY THE PROCEEDS TO:        UNLESS...                               APPLY*
------------------------          --------------------        ---------                               ----------------
OWNER / ANNUITANT                 The beneficiary (ies),      Unless the beneficiary elects to        Yes
                                  or if none, to the          continue the Contract rather than
                                  Contract Owner's estate.    receive a distribution.

BENEFICIARY                       No death proceeds are                                               N/A
                                  payable; Contract
                                  continues.

CONTINGENT BENEFICIARY            No death proceeds are                                               N/A
                                  payable; Contract
                                  continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:               GMWB I                           GMWB II                       GMWB III
--------------               ------                           -------                       --------
                            Principal                        Principal                      Principal
 ALSO CALLED:               Guarantee                        Guarantee                   Guarantee Value

AVAILABILITY:     Not available for purchase on      Available on or after March    Not available at this time
                 or after March 21, 2005, unless    21, 2005 if approved in your
                 GMWB II is not approved in your                state
                             state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                            GMWB I       GMWB II       GMWB III
                                                                          ----------    ----------    ----------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB     5% of RBB    5% of RBB
you purchase GMWB:

If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB    10% of RBB    5% of RBB
you purchase GMWB:

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                                 ------------------------------                        ------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE             RBB                AWB (5%)           VALUE            RBB               AWB (5%)
                      --------           ---                -------           --------          ---               --------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000         $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000         $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL       N/A           (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                   X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                       (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500          $10,000          $11,765              $588

VALUE IMMEDIATELY     $105,000          $90,000               $4,500         $75,000          $88,235             $4,412
AFTER WITHDRAWAL

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                                 ------------------------------                        ------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE             RBB                AWB (5%)           VALUE            RBB               AWB (5%)
                      --------           ---                -------           --------          ---               --------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000         $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000         $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000          91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                 [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                  X 10,000/115,000)]    X 91,304/100,000)]                   (100,000       (88,235/100,000)]
                                                                                          X 10,000/85,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $8,696                $435           $10,000         $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by

            Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page
            526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract Value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.



If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract Value to be allocated into the restricted Variable Funding Option. Any Contract Value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract Value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                       GMWB I       GMWB II     GMWB III
                                       ------       -------     --------
Current Annual                         0.40%         0.50%        0.25%

Maximum Annual                         1.00%         1.00%         N/A
Charge After a
Reset

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                        GMWB I                          GMWB II               GMWB III
                                  ---------------------        ---------------------        ----------------
AWB                                5% of RBB if first           5% of RBB if first           5% of RBB
                                  withdrawal before 3rd        withdrawal before 3rd
                                       anniversary                  anniversary
                                   10% of RBB if first         10% of RBB if first
                                  withdrawal after 3rd         withdrawal after 3rd
                                       anniversary                 anniversary

ANNUAL CHARGE                           0.40%                           0.50%                     0.25%

RESET                                    Yes                             Yes                       No

CAN I CANCEL MY                          No                      Yes, after the 5th          Yes, after the 5th
GMWB?                                                           anniversary of GMWB          anniversary of GMWB
                                                                      purchase                   purchase
INVESTMENT                               No                              Yes                       Yes
RESTRICTIONS

WAIVER OF                                No                              Yes                       Yes
RECALCULATION OF
AWB FOR
DISTRIBUTIONS FROM
TAX-QUALIFIED
PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase Payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                      -------------------------------------------------    -------------------------------------------------
                                            BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE       AMOUNT         BENEFIT BASE     CONTRACT VALUE       AMOUNT         BENEFIT BASE
                      --------------     -----------     --------------    --------------     ------------    --------------
VALUE AS OF           $      100,000     $   100,000     Not Applicable    $      100,000     $    100,000    Not Applicable
GMAB RIDER
EFFECTIVE DATE

VALUE AS OF RIDER     $      115,000     $   100,000     $      100,000    $       85,000     $    100,000    $      100,000
MATURITY
DATE

AMOUNT                                   $         0(1)                                       $     15,000(2)
APPLIED TO
CONTRACT VALUE
DUE TO GMAB
RIDER

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      -----------------------------------------------      -------------------------------------------------
                                                             BASE                                                 BASE
                                          PURCHASE        CALCULATION                          PURCHASE         CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT           AMOUNT
                      --------------    --------------    -----------      --------------    --------------    -------------
VALUE AS OF           $      100,000    $      100,000    $   100,000      $      100,000    $      100,000    $     100,000
GMAB RIDER
EFFECTIVE DATE

VALUE BEFORE          $      120,000    Not Applicable    $   100,000      $      120,000    Not Applicable    $     100,000
ADDITIONAL
PURCHASE
PAYMENT

VALUE AFTER           $      130,000    $       10,000    $   110,000      $      130,000    $       10,000    $     100,000
ADDITIONAL
PURCHASE
PAYMENT

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                             ---------------------------------------------------------------------------------------------
                                                                                                         REDUCTION TO BASE
                             CONTRACT     BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER      CALCULATION
                              VALUE            AMOUNT               AMOUNT              REDUCTION            AMOUNT
                             --------     ----------------    ------------------    -----------------    -----------------
VALUE AS OF GMAB RIDER       $100,000     $        100,000      Not Applicable       Not Applicable       Not Applicable
EFFECTIVE DATE

VALUE IMMEDIATELY PRIOR      $115,000     $        100,000      Not Applicable       Not Applicable       Not Applicable
TO PARTIAL WITHDRAWAL

VALUE IMMEDIATELY            $105,000     $         90,000     $        10,000      $         8,696      $        10,000
FOLLOWING PARTIAL
WITHDRAWAL

                                                             ASSUMING DECLINING CONTRACT VALUE
                             ---------------------------------------------------------------------------------------------
                                                                                                         REDUCTION TO BASE
                             CONTRACT     BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER      CALCULATION
                              VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                             --------     ----------------    ------------------    -----------------    -----------------
VALUE AS OF GMAB RIDER       $100,000     $        100,000      Not Applicable       Not Applicable       Not Applicable
EFFECTIVE DATE

VALUE IMMEDIATELY PRIOR      $ 85,000     $        100,000      Not Applicable       Not Applicable       Not Applicable
TO PARTIAL WITHDRAWAL

VALUE IMMEDIATELY            $ 75,000     $         88,235    $           10,000    $          11,765    $          11,765
FOLLOWING PARTIAL
WITHDRAWAL

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. All remaining Subaccounts offered under the Contract are Class A Subaccounts.



     CLASS B SUBACCOUNTS/
       UNDERLYING FUNDS
   ----------------------------------
   LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
     Legg Mason Partners Variable
        High Yield Bond Fund - Class I
     Legg Mason Partners Variable
        Strategic Bond Fund - Class I
   METROPOLITAN SERIES FUND, INC.
      BlackRock Money Market Portfolio
        -- Class A
   THE UNIVERSAL INSTITUTIONAL FUNDS,
      INC.
      Core Plus Fixed Income Portfolio-
        Class II
   VAN KAMPEN LIFE INVESTMENT TRUST
      Government Portfolio - Class II


GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (In certain states, the Maturity Date elected may not be later than the Annuitant's 90th birthday; refer to your Contract.)


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday for Non-qualified Contracts, or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once annuity payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

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

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund ABD and MetLife of CT Fund ABD II, respectively. (References to "Separate Account" are either to Fund ABD or Fund ABD II, depending on the issuer of your Contract.) Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


FEDERAL ESTATE TAXES: While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.


HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value and living benefits such as the GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax adviser as to how these rules affect your Contract.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



-     a non-taxable return of your purchase payment; or



-     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATION (if available with your Contract): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PENALTY TAX FOR PREMATURE DISTRIBUTIONS


For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLCC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLCC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLCC for expenses MLIDLCC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLCC does not retain any fees under the Contracts; however, MLIDLCC may receive 12b-1 fees from the Underlying Funds.



MLIDLCC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLCC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLCC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLCC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLCC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLCC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products. These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLCC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLCC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and MLIDLCC to offer the Contracts. See the Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT for a list of the broker-dealer firms that received such compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLCC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.000           1.078              19,613

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.000           1.036                   -

   Equity Portfolio - Class Y (9/03)                           2005        1.000           1.127                   -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.000           1.022              58,420

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.000           1.031                   -

   High Yield Bond Fund - Class I (8/98)                       2005        1.000           1.005               9,975

   Investors Fund - Class I (6/98)                             2005        1.000           1.038                   -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.000           1.034              37,871

   Small Cap Growth Fund - Class I (5/00)                      2005        1.000           1.007               3,562

   Strategic Bond Fund - Class I (8/98)                        2005        1.000           1.002             114,724

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.000           1.031                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------   ---------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                   2005      1.000          1.122        49,318

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                2005      1.000          1.073             -

   Equity Income Portfolio (5/97)                           2005      1.000          1.025         9,251

   Large Cap Portfolio (6/97)                               2005      1.000          1.041         5,948

   MFS Total Return Portfolio (5/97)                        2005      1.000          1.006             -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005      1.000          1.010         5,929

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)       2005      1.000          1.006       164,717

   Emerging Markets Equity Portfolio - Class I (11/98)      2005      1.000          1.214         8,214

   Equity and Income Portfolio - Class II (5/03)            2005      1.000          1.035        27,939

   Equity Growth Portfolio - Class I (5/00)                 2005      1.000          1.113             -

   Global Franchise Portfolio - Class II (5/03)             2005      1.000          1.066        13,748

   Global Value Equity Portfolio - Class I (6/98)           2005      1.000          1.051             -

   Mid Cap Growth Portfolio - Class I (5/00)                2005      1.000          1.108             -

   U.S. Mid Cap Value Portfolio - Class I (6/98)            2005      1.000          1.066         3,340

   Small Company Growth Portfolio - Class II (5/03)         2005      1.000          1.045         1,614

   U.S. Real Estate Portfolio - Class I (10/98)             2005      1.000          1.039         5,787

   Value Portfolio - Class I (7/98)                         2005      1.000          1.031             -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)             2005      1.000          1.031        63,204

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    ------------     ---------------
   Emerging Growth Portfolio - Class II Shares (12/00)      2005        1.000           1.044              3,771

   Enterprise Portfolio - Class II Shares (12/00)           2005        1.000           1.037                  -

   Government Portfolio - Class II Shares (12/00)           2005        1.000           1.003             20,345

   Growth and Income Portfolio - Class II Shares (12/00)    2005        1.000           1.041             13,359

   Money Market Portfolio - Class II Shares (12/00)         2005        1.000           1.006            393,298

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)         2005        1.000           1.093             38,227

   Mid Cap Portfolio - Service Class 2 (12/00)              2005        1.000           1.110             28,980

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR     END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------  ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                                   2005        1.000             1.090             -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                        2005        1.000             1.030             -

   Equity Portfolio - Class Y (9/03)                                 2005        1.000             1.181             -

   S&P 500 Index Portfolio - Class Y (9/03)                          2005        1.000             1.027         4,858

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                                    2005        1.000             1.034             -

   High Yield Bond Fund - Class I (8/98)                             2005        1.000             1.007             -

   Investors Fund - Class I (6/98)                                   2005        1.000             1.046             -

   Large Cap Growth Fund - Class I (5/02)                            2005        1.000             1.055             -

   Small Cap Growth Fund - Class I (5/00)                            2005        1.000             1.075             -

   Strategic Bond Fund - Class I (8/98)                              2005        1.000             0.993        34,135

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                      2005        1.000             1.037             -

Scudder Variable Series II
   Scudder International Select Equity Portfolio - Class B (6/03)    2005        1.000             1.122        21,033

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                         2005        1.000             1.080             -

   Equity Income Portfolio (5/97)                                    2005        1.000             1.028             -

   Large Cap Portfolio (6/97)                                        2005        1.000             1.075             -

   MFS Total Return Portfolio (5/97)                                 2005        1.000             1.009        44,740

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR      YEAR          END OF YEAR      END OF YEAR
--------------------------------------------------------   ----   -------------   -------------   ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)    2005        1.000          1.109                 -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)      2005        1.000          1.008            42,550

   Emerging Markets Equity Portfolio - Class I (11/98)     2005        1.000          1.254            37,803

   Equity and Income Portfolio - Class II (5/03)           2005        1.000          1.050            84,255

   Equity Growth Portfolio - Class I (5/00)                2005        1.000          1.172                 -

   Global Franchise Portfolio - Class II (5/03)            2005        1.000          1.084            86,178

   Global Value Equity Portfolio - Class I (6/98)          2005        1.000          1.041                 -

   Mid Cap Growth Portfolio - Class I (5/00)               2005        1.000          1.153                 -

   U.S. Mid Cap Value Portfolio - Class I (6/98)           2005        1.000          1.095                 -

   Small Company Growth Portfolio - Class II (5/03)        2005        1.000          1.102             4,550

   U.S. Real Estate Portfolio - Class I (10/98)            2005        1.000          1.184             2,135

   Value Portfolio - Class I (7/98)                        2005        1.000          1.033                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)            2005        1.000          1.029            66,134

   Emerging Growth Portfolio - Class II Shares (12/00)     2005        1.000          1.071            25,776

   Enterprise Portfolio - Class II Shares (12/00)          2005        1.000          1.072                 -

   Government Portfolio - Class II Shares (12/00)          2005        1.000          1.001            25,347

   Growth and Income Portfolio - Class II Shares (12/00)   2005        1.000          1.070                 -

   Money Market Portfolio - Class II Shares (12/00)        2005        1.000          1.003                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                              BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                PORTFOLIO NAME                        YEAR      YEAR          END OF YEAR      END OF YEAR
---------------------------------------------------   ----   -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)   2005        1.000           1.131         11,106

   Mid Cap Portfolio - Service Class 2 (12/00)        2005        1.000           1.139         22,728



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%


                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                PORTFOLIO NAME                     YEAR         YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------    ----    -------------   -------------   ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (7/02)                    2005        1.000           1.078                -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)      2005        1.000           1.036                -

   Equity Portfolio - Class Y (10/03)              2005        1.000           1.127                -

   S&P 500 Index Portfolio - Class Y (9/03)        2005        1.000           1.022                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                   2005        1.000           1.031                -

   High Yield Bond Fund - Class I (5/98)           2005        1.000           1.005                -

   Investors Fund - Class I (4/98)                 2005        1.000           1.038                -

   Large Cap Growth Fund - Class I (7/02)          2005        1.000           1.034            1,836

   Small Cap Growth Fund - Class I (5/00)          2005        1.000           1.007                -

   Strategic Bond Fund - Class I (5/98)            2005        1.000           1.002            1,489

Scudder Variable Series I
   Growth and Income Portfolio - Class B (8/03)    2005        1.000           1.031                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                  BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------    ----   -------------   -------------   ---------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (8/03)                                          2005      1.000            1.122                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)              2005      1.000            1.073                -

   Equity Income Portfolio (12/96)                         2005      1.000            1.025                -

   Large Cap Portfolio (12/96)                             2005      1.000            1.041                -

   MFS Total Return Portfolio (1/97)                       2005      1.000            1.006                -

   Style Focus Series: Small Cap Value Portfolio (6/05)    2005      1.000            1.010                -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)      2005      1.000            1.006                -

   Emerging Markets Equity Portfolio - Class I (5/98)      2005      1.000            1.214           19,083

   Equity and Income Portfolio - Class II (5/03)           2005      1.000            1.035            1,832

   Equity Growth Portfolio - Class I (5/00)                2005      1.000            1.113                -

   Global Franchise Portfolio - Class II (5/03)            2005      1.000            1.066            5,346

   Global Value Equity Portfolio - Class I (5/98)          2005      1.000            1.051                -

   Mid Cap Growth Portfolio - Class I (5/00)               2005      1.000            1.108                -

   U.S. Mid Cap Value Portfolio - Class I (5/98)           2005      1.000            1.066                -

   Small Company Growth Portfolio - Class II (5/03)        2005      1.000            1.045                -

   U.S. Real Estate Portfolio - Class I (5/98)             2005      1.000            1.039                -

   Value Portfolio - Class I (5/98)                        2005      1.000            1.031                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)            2005      1.000            1.031           16,763

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                  BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                      YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------   ----   -------------   -------------   ---------------
   Emerging Growth Portfolio - Class II Shares (12/00)     2005        1.000          1.044                -

   Enterprise Portfolio - Class II Shares (12/00)          2005        1.000          1.037                -

   Government Portfolio - Class II Shares (1/01)           2005        1.000          1.003                -

   Growth and Income Portfolio - Class II Shares (12/00)   2005        1.000          1.041           16,529

   Money Market Portfolio - Class II Shares (1/01)         2005        1.000          1.006                -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)        2005        1.000          1.093           57,122

   Mid Cap Portfolio - Service Class 2 (1/01)              2005        1.000          1.110            4,557

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                   YEAR      YEAR          END OF YEAR      END OF YEAR
--------------------------------------------------   ----   -------------   -------------   ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (7/02)                      2005       1.000           1.090           74,370

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)        2005       1.000           1.030                -

   Equity Portfolio - Class Y (10/03)                2005       1.000           1.181                -

   S&P 500 Index Portfolio - Class Y (9/03)          2005       1.000           1.027           19,323

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                     2005       1.000           1.034                -

   High Yield Bond Fund - Class I (5/98)             2005       1.000           1.007           20,067

   Investors Fund - Class I (4/98)                   2005       1.000           1.046                -

   Large Cap Growth Fund - Class I (7/02)            2005       1.000           1.055                -

   Small Cap Growth Fund - Class I (5/00)            2005       1.000           1.075                -

   Strategic Bond Fund - Class I (5/98)              2005       1.000           0.993           45,821

Scudder Variable Series I
   Growth and Income Portfolio - Class B (8/03)      2005       1.000           1.037                -

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (8/03)                                    2005       1.000           1.122           25,329

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)        2005       1.000           1.080                -

   Equity Income Portfolio (12/96)                   2005       1.000           1.028           22,603

   Large Cap Portfolio (12/96)                       2005       1.000           1.075           36,553

   MFS Total Return Portfolio (1/97)                 2005       1.000           1.009           19,442

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                  BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                         YEAR      YEAR          END OF YEAR      END OF YEAR
--------------------------------------------------------   ----   -------------   -------------   ---------------
   Style Focus Series: Small Cap Value Portfolio (6/05)    2005        1.041           1.109                -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)      2005        1.000           1.008                -

   Emerging Markets Equity Portfolio - Class I (5/98)      2005        1.000           1.254            5,328

   Equity and Income Portfolio - Class II (5/03)           2005        1.000           1.050           39,067

   Equity Growth Portfolio - Class I (5/00)                2005        1.000           1.172                -

   Global Franchise Portfolio - Class II (5/03)            2005        1.000           1.084          112,825

   Global Value Equity Portfolio - Class I (5/98)          2005        1.000           1.041                -

   Mid Cap Growth Portfolio - Class I (5/00)               2005        1.000           1.153           11,166

   U.S. Mid Cap Value Portfolio - Class I (5/98)           2005        1.000           1.095            5,947

   Small Company Growth Portfolio - Class II (5/03)        2005        1.000           1.102           11,643

   U.S. Real Estate Portfolio - Class I (5/98)             2005        1.000           1.184           23,256

   Value Portfolio - Class I (5/98)                        2005        1.000           1.033                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)            2005        1.000           1.029           59,129

   Emerging Growth Portfolio - Class II Shares (12/00)     2005        1.000           1.071           38,804

   Enterprise Portfolio - Class II Shares (12/00)          2005        1.000           1.072            8,055

   Government Portfolio - Class II Shares (1/01)           2005        1.000           1.001                -

   Growth and Income Portfolio - Class II Shares (12/00)   2005        1.000           1.070           12,119

   Money Market Portfolio - Class II Shares (1/01)         2005        1.000           1.003                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                    YEAR      YEAR          END OF YEAR      END OF YEAR
---------------------------------------------------   ----   -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)   2005       1.000           1.131           84,976

   Mid Cap Portfolio - Service Class 2 (1/01)         2005       1.000           1.139           90,813



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.






                                   APPENDIX C


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D


            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

   (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT
                                   IS ISSUE.)

If after the first Contract Year and before the Maturity Date, you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and
      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:
      (a) is licensed as a nursing care facility by the state in which it is licensed;
      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;
      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;
      (d) provides, as a primary function, nursing care and room and board; and charges for these services;
      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);
      (f) may provide care by a licenses physical, respiratory, occupational or speech therapist; and
      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home,a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:
      (a) mental, nervous, emotional or personality, disorder without demonstrable organic disease,including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis
      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician
      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed
      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician
      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licenses physician, or the involuntary taking of drugs.

FILING A CLAIM. You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-12-76-127, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC Book-12-76-127.


Name:
         ----------------------------------------
Address:
         ----------------------------------------

         ----------------------------------------


Check Box:

[ ] MIC-Book-12-76-127

[ ] MLAC Book-12-76-127

                                                 May 1, 2006



Book 127

                        PREMIER ADVISERS III PROSPECTUS:
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES



This prospectus describes PREMIER ADVISERS III ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. The Fixed Account option may not currently be available. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available are:



DWS VARIABLE SERIES I (CLASS B)+
    DWS Growth & Income VIP+



DWS VARIABLE SERIES II (CLASS B)+
    DWS International Select Equity VIP+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+
    Legg Mason Partners Variable All Cap Portfolio+
    Legg Mason Partners Variable High Yield Bond Portfolio+ Legg Mason Partners Variable Investors Portfolio+
    Legg Mason Partners Variable Large Cap Growth Portfolio+ Legg Mason Partners Variable Small Cap Growth Portfolio+ Legg Mason Partners Variable Strategic Bond Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS II (CLASS I)+
    Legg Mason Partners Variable Aggressive Growth Portfolio+



MET INVESTORS SERIES TRUST (CLASS A)
    Dreman Small-Cap Value Portfolio+
    Met/AIM Capital Appreciation Portfolio+
    Neuberger Berman Real Estate Portfolio+



METROPOLITAN SERIES FUND, INC.
    BlackRock Money Market Portfolio - Class A+
    FI Large Cap Portfolio - Class A+
    FI Value Leaders Portfolio - Class D+
    MFS Total Return Portfolio - Class F+
    Oppenheimer Global Equity Portfolio - Class B+



MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
    Dividend Growth Portfolio
    Equity Portfolio
    S&P 500 Index Portfolio



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Core Plus Fixed Income Portfolio - Class II
    Emerging Markets Equity Portfolio - Class I
    Equity Growth Portfolio - Class I
    Global Value Equity Portfolio - Class I
    Mid Cap Growth Portfolio - Class I
    Small Company Growth Portfolio - Class II
    U.S. Mid Cap Value Portfolio - Class I
    Value Portfolio - Class I



VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
    Comstock Portfolio
    Emerging Growth Portfolio
    Enterprise Portfolio
    Government Portfolio
    Growth and Income Portfolio



VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
    VIP Contrafund(R) Portfolio
    VIP Mid Cap Portfolio


----------


+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "THE ANNUITY CONTRACT - The Variable Funding Options" for more information.



*THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME
 TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract is not offered to new purchasers. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.............................................................................        3
Summary..............................................................................        5
Fee Table............................................................................        9
Condensed Financial Information......................................................       15
The Annuity Contract.................................................................       15
    Contract Owner Inquiries.........................................................       16
    Purchase Payments................................................................       16
    Accumulation Units...............................................................       16
    The Variable Funding Options.....................................................       17
Fixed Account........................................................................       21
Charges and Deductions...............................................................       21
    General..........................................................................       21
    Withdrawal Charge................................................................       22
    Free Withdrawal Allowance........................................................       22
    Administrative Charges...........................................................       23
    Mortality and Expense Risk Charge................................................       23
    Enhanced Stepped-Up Provision Charge.............................................       23
    Guaranteed Minimum Withdrawal Benefit
       Charge........................................................................       23
    Guaranteed Minimum Accumulation Benefit
       Charge........................................................................       23
    Variable Liquidity Benefit Charge................................................       23
    Variable Funding Option Expenses.................................................       24
    Premium Tax......................................................................       24
    Changes in Taxes Based upon
       Premium or Value..............................................................       24
Transfers............................................................................       24
    Dollar Cost Averaging............................................................       26
Access to Your Money.................................................................       26
    Systematic Withdrawals...........................................................       27
Ownership Provisions.................................................................       27
    Types of Ownership...............................................................       27
Contract Owner.......................................................................       27
       Beneficiary...................................................................       28
       Annuitant.....................................................................       28
Death Benefit........................................................................       28
Death Proceeds before the Maturity Date..............................................       28
    Enhanced Stepped-Up Provision....................................................       29
    Payment of Proceeds..............................................................       30
    Spousal Contract Continuance.....................................................       31
    Beneficiary Contract Continuance.................................................       32
    Planned Death Benefit............................................................       32
    Death Proceeds after the Maturity Date...........................................       32
Living Benefits......................................................................       33
    Guaranteed Minimum Withdrawal Benefit............................................       33
    Guaranteed Minimum Accumulation Benefit..........................................       38
The Annuity Period...................................................................       45
    Maturity Date....................................................................       45
    Allocation of Annuity............................................................       45
    Variable Annuity.................................................................       45
    Fixed Annuity....................................................................       46
Payment Options......................................................................       46
    Election of Options..............................................................       46
    Annuity Options..................................................................       46
    Variable Liquidity Benefit.......................................................       47
Miscellaneous Contract Provisions....................................................       47
    Right to Return..................................................................       47
    Termination......................................................................       48
    Required Reports.................................................................       48
    Suspension of Payments...........................................................       48
The Separate Accounts................................................................       48
    Performance Information..........................................................       49
Federal Tax Considerations...........................................................       49
    General Taxation of Annuities....................................................       49
    Types of Contracts: Qualified and Non-qualified..................................       50
    Qualified Annuity Contracts......................................................       50
       Taxation of Qualified Annuity Contracts.......................................       50
       Mandatory Distributions for Qualified Plans...................................       50
    Non-qualified Annuity Contracts..................................................       50
       Diversification Requirements for
           Variable Annuities........................................................       51
       Ownership of the Investments..................................................       51
       Taxation of Death Benefit Proceeds............................................       52
    Other Tax Considerations.........................................................       52
       Treatment of Charges for Optional Benefits....................................       52
       Penalty Tax for Premature Distribution........................................       52
       Puerto Rico Tax Considerations................................................       52
       Non-Resident Aliens...........................................................       52
Other Information....................................................................       53
    The Insurance Companies..........................................................       53
    Financial Statements.............................................................       53
    Distribution of Variable Annuity Contracts.......................................       53
    Conformity with State and Federal Laws...........................................       55
    Voting Rights....................................................................       55
    Restrictions on Financial Transactions...........................................       55
    Legal Proceedings................................................................       55
Appendix A: Condensed Financial Information for
    MetLife of CT Fund ABD for Variable
       Annuities.....................................................................      A-1
Appendix B: Condensed Financial Information for
    MetLife of CT Fund ABD II for Variable
       Annuities.....................................................................      B-1
Appendix C: The Fixed Account........................................................      C-1
Appendix D: Waiver of Withdrawal Charge for
    Nursing Home Confinement.........................................................      D-1
Appendix E: Contents of the Statement of
    Additional Information...........................................................      E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          PREMIER ADVISERS III ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is not offered to new purchasers.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants the age of 80 or younger as of the Contract Date. The ages of the owner and Annuitant determine which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.45%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE ........................................................      6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE ..........................................................      $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE ........................................      6%(3)
   (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.....................................      $30(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

            YEARS SINCE PURCHASE PAYMENT MADE    WITHDRAWAL CHARGE
 ------------------------------------------      -----------------
GREATER THAN OR EQUAL TO      BUT LESS THAN
       0 years                   2 years               6%
       2 years                   4 years               5%
       4 years                   5 years               4%
       5 years                   6 years               3%
       6 years                   7 years               2%
       7 years+                                        0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
-------------------------------------------      -----------------
GREATER THAN OR EQUAL TO      BUT LESS THAN
        0 years                  2 years               6%
        2 years                  4 years               5%
        4 years                  5 years               4%
        5 years                  6 years               3%
        6 years                  7 years               2%
        7 years+                                       0%

(4) We do not currently assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.45% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:



Mortality and Expense Risk Charge                                             1.45%

Administrative Expense Charge                                                 0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
 SELECTED                                                                     1.60%

Optional E.S.P. Charge                                                        0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED               1.75%

Optional GMAB Charge                                                          0.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED                 2.10%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)        2.25%

Optional GMWB I Charge                                                         1.0%(6)

Optional GMWB II Charge                                                       1.00%(6)

Optional GMWB III Charge                                                      0.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED               2.60%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED              2.60%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED             1.85%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED         2.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED        2.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED       2.00%


----------
(5)   GMAB and GMWB cannot both be elected.


(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                 MINIMUM    MAXIMUM
                                                                                 -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees, and other expenses)          0.42%      4.47%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                          DISTRIBUTION              TOTAL     CONTRACTUAL FEE  NET TOTAL
                                                             AND/OR                 ANNUAL        WAIVER        ANNUAL
                                             MANAGEMENT  SERVICE(12b-1)   OTHER    OPERATING  AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                                FEE           FEES       EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES**
-------------------------------------------  ----------  --------------  --------  ---------  ---------------  ----------
DWS VARIABLE SERIES I

    DWS Growth & Income VIP - Class B*          0.47%        0.25%         0.23%     0.95%        0.06%         0.89%(1)

DWS VARIABLE SERIES II

    DWS International Select Equity VIP -
       Class B*                                 0.75%        0.25%         0.26%     1.26%          --          1.26%

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
    INC. (CLASS I)

    Legg Mason Partners Variable All Cap
       Portfolio                                0.75%          --          0.07%     0.82%          --          0.82%

    Legg Mason Partners Variable High Yield
       Bond Portfolio                           0.80%          --          0.30%     1.10%          --          1.10%(2)

    Legg Mason Partners Variable Investors
       Portfolio                                0.65%          --          0.06%     0.71%          --          0.71%

    Legg Mason Partners Variable Large Cap
       Growth Portfolio                         0.75%          --          0.72%     1.47%          --          1.47%(2)

    Legg Mason Partners Variable Small Cap
       Growth Portfolio                         0.75%          --          0.22%     0.97%          --          0.97%

    Legg Mason Partners Variable Strategic
       Bond Portfolio                           0.65%          --          0.20%     0.85%          --          0.85%(2)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

    Legg Mason Partners Variable Aggressive
       Growth Portfolio - Class I               0.75%          --          0.18%     0.93%          --          0.93%(3)

MET INVESTORS SERIES TRUST
    Dreman Small-Cap Value Portfolio -
       Class A                                  0.83%          --          3.64%     4.47%        3.37%         1.10%(4)(9)

    Met/AIM Capital Appreciation Portfolio
       - Class A                                0.76%          --          0.05%     0.81%          --          0.81%(9)

    Neuberger Berman Real Estate Portfolio
       - Class A                                0.67%          --          0.03%     0.70%          --          0.70%

METROPOLITAN SERIES FUND
    BlackRock Money Market Portfolio -
       Class A                                  0.35%          --          0.07%     0.42%        0.01%         0.41%(5)

    FI Large Cap Portfolio - Class A            0.80%          --          0.06%     0.86%          --          0.86%(6)

    FI Value Leaders Portfolio - Class D*       0.66%        0.10%         0.07%     0.83%          --          0.83%

    MFS Total Return Portfolio - Class F*       0.57%        0.20%         0.16%     0.93%          --          0.93%(7)

    Oppenheimer Global Equity Portfolio -
       Class B*                                 0.60%        0.25%         0.33%     1.18%          --          1.18%

MORGAN STANLEY VARIABLE INVESTMENT SERIES

    Dividend Growth Portfolio - Class Y*        0.46%        0.25%         0.11%     0.82%          --          0.82%

    Equity Portfolio - Class Y*                 0.42%        0.25%         0.11%     0.78%          --          0.78%

    S&P 500 Index Portfolio - Class Y*          0.12%        0.25%         0.16%     0.53%          --          0.53%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

    Core Plus Fixed Income Portfolio -
       Class II*                                0.38%        0.35%         0.31%       1.04%        --          1.04%(8)

    Emerging Markets Equity Portfolio -
       Class I                                  1.25%          --          0.41%       1.66%        --          1.66%

    Equity Growth Portfolio - Class I           0.50%          --          0.33%       0.83%        --          0.83%

    Global Value Equity Portfolio - Class I     0.67%          --          0.35%       1.02%        --          1.02%

    Mid Cap Growth Portfolio -Class I           0.75%          --          0.34%       1.09%        --          1.09%

    Small Company Growth Portfolio - Class
       II*                                      0.92%        0.35%         0.54%       1.81%        --          1.81%

    U.S. Mid Cap Value Portfolio Class I        0.72%          --          0.29%       1.01%        --          1.01%

    Value Portfolio - Class I                   0.55%          --          0.37%       0.92%        --          0.92%

VAN KAMPEN LIFE INVESTMENT TRUST

    Comstock Portfolio - Class II*              0.56%        0.25%         0.03%       0.84%        --          0.84%

    Emerging Growth Portfolio -Class II*        0.70%        0.25%         0.07%       1.02%        --          1.02%

    Enterprise Portfolio - Class II*            0.50%        0.25%         0.18%       0.93%        --          0.93%

    Government Portfolio - Class II*            0.50%        0.25%         0.14%       0.89%        --          0.89%

    Growth and Income Portfolio - Class II*     0.57%        0.25%         0.04%       0.86%        --          0.86%

VARIABLE INSURANCE PRODUCTS FUND

    VIP Contrafund(R) Portfolio - Service
       Class 2*                                 0.57%        0.25%         0.09%       0.91%        --          0.91%

    VIP Mid Cap Portfolio - Service Class 2*    0.57%        0.25%         0.12%       0.94%        --          0.94%


----------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolio to the amount set forth after the portfolio name, B share class: DWS Growth & Income VIP (0.89%).



(2) Management fees in the table have been restated to reflect a new management fee schedule that became effective on October 1, 2005.



(3) Management fees in the table have been restated to reflect a new management fee schedule that became effective on December 1, 2005.



(4) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.10%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.



(5) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(6) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(7) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(8) The portfolio's management fee of 0.375% has been rounded up to 0.38% in the table.



(9) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.

EXAMPLES



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).



                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
FUNDING                                   --------------------------------------   --------------------------------------
OPTION                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------   ------    -------   -------   --------   ------    -------   -------   --------
Underlying Fund with Minimum Total

Annual Operating Expenses..............   $  923     $1,481    $2,055     $3,416      $323    $  981    $1,655     $3,416
Underlying Fund with Maximum Total
Annual Operating Expenses..............   $1,321     $2,619    $3,860     $6,572      $721    $2,119    $3,460     $6,572


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Premier Advisers III Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions contained in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not offered to new purchasers.



The ages of the owner and Annuitant determine if you can purchase the Contract, and which optional features are available to you.


                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
       DEATH BENEFIT/OPTIONAL FEATURE                              ANNUITANT ON THE CONTRACT DATE
--------------------------------------------                -----------------------------------------------
Standard Death Benefit                                                             80
Enhanced Stepped-Up Provision (E.S.P)                                              75


Since optional benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
   DWS Growth & Income VIP - Class B      Seeks long-term growth of capital,          Deutsche Investment Management
                                          current income and growth of income.        Americas Inc.
DWS VARIABLE SERIES II
   DWS International Select Equity        Seeks capital appreciation.                 Deutsche Investment Management
     VIP - Class B                                                                    Americas Inc.
                                                                                      Subadviser: Deutsche Asset
                                                                                      Management Investments Services
                                                                                      Ltd.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (CLASS I)
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management
     Cap Portfolio                                                                    Inc
   Legg Mason Partners Variable High      Seeks total return consistent with the      Salomon Brothers Asset Management
     Yield Bond Portfolio                 preservation of capital.                    Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Investors Portfolio                  Secondarily seeks current income.           Inc
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio                                                             Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio                                                             Inc
   Legg Mason Partners Variable           Seeks to maximize total return              Salomon Brothers Asset Management
     Strategic Bond Portfolio             consistent with the preservation of         Inc
                                          capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                    Inc
     Class I

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio - Class A                  investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
METROPOLITAN SERIES FUND
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class D   Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   MFS Total Return Portfolio - Class F   Seeks a favorable total return through      MetLife Advisers, LLC
                                          investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
MORGAN STANLEY VARIABLE INVESTMENT
   SERIES
   Dividend Growth Portfolio - Class Y    Seeks to provide reasonable current         Morgan Stanley Investment Advisors
                                          income and long-term growth of income       Inc.
                                          and capital.
   Equity Portfolio - Class Y             Seeks, as its primary objective, growth     Morgan Stanley Investment Advisors
                                          of capital and, as a secondary              Inc.
                                          objective, income, but only when
                                          consistent with its primary objective.

   S&P 500 Index Portfolio - Class Y      Seeks to provide investment results         Morgan Stanley Investment Advisors
                                          that, before expenses, correspond to        Inc.
                                          the total return of the S&P 500 Index.
                                          The Fund normally invests in the
                                          common stocks included in the Index.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Core Plus Fixed Income Portfolio -     Seeks above-average total return over a     Morgan Stanley Investment
     Class II                             market cycle of three to five years.        Management Inc.
                                          The Fund normally invests in a
                                          diversified mix of dollar denominated
                                          investment grade fixed income
                                          securities, particularly U.S.
                                          Government, corporate and mortgage
                                          securities.
   Emerging Markets Equity Portfolio      Seeks long-term capital appreciation by     Morgan Stanley Investment
     -Class I                             investing primarily in growth oriented      Management Inc.
                                          securities of issuers in emerging
                                          market countries.
   Equity Growth Portfolio - Class I      Seeks long-term capital appreciation by     Morgan Stanley Investment
                                          investing primarily in growth-oriented      Management Inc.
                                          equity securities of
                                          large-capitalization companies.
   Global Value Equity Portfolio -        Seeks long-term capital appreciation by     Morgan Stanley Investment
     Class I                              investing primarily in equity               Management Inc.
                                          securities of issuers throughout the
                                          world, including U.S. issuers.
   Mid Cap Growth Portfolio - Class I     Seeks long-term capital growth by           Morgan Stanley Investment
                                          investing in common stocks and other        Management Inc.
                                          equity securities.
   Small Company Growth Portfolio -       Seeks long-term capital appreciation.       Morgan Stanley Investment
     Class II                             The Fund normally invests in                Management Inc.
                                          growth-oriented equity securities of
                                          small U.S. and, to a limited extent,
                                          foreign companies.
   U.S. Mid Cap Value Portfolio -         Seeks long-term capital appreciation.       Morgan Stanley Investment
     Class I                              The Fund normally invests in common         Management Inc.
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.
   Value Portfolio - Class I              Seeks above-average total return over a     Morgan Stanley Investment
                                          market cycle of three to five years by      Management Inc.
                                          investing primarily in a portfolio of
                                          common stocks and other equity
                                          securities.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio - Class II          Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Emerging Growth Portfolio - Class II   Seeks capital appreciation.                 Van Kampen Asset Management
   Enterprise Portfolio - Class II        Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities believed by
                                          the portfolio's investment adviser to
                                          have above-average potential for
                                          capital appreciation.
   Government Portfolio - Class II        Seeks to provide investors with high        Van Kampen Asset Management
                                          current return consistent with
                                          preservation of capital.
   Growth and Income Portfolio-Class II   Seeks long-term growth of capital and       Van Kampen Asset Management
                                          income.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                        NEW NAME
-----------------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Salomon Brothers Variable Aggressive Growth Portfolio              Legg Mason Partners Variable Aggressive Growth Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio
  High Yield Bond Fund                                               Legg Mason Partners Variable High Yield Bond Portfolio

  Investors Fund                                                     Legg Mason Partners Variable Investors Portfolio
  Large Cap Growth Fund                                              Legg Mason Partners Variable Large Cap Growth Portfolio
  Small Cap Growth Fund                                              Legg Mason Partners Variable Small Cap Growth Portfolio
  Strategic Bond Fund                                                Legg Mason Partners Variable Strategic Bond Portfolio
SCUDDER VARIABLE SERIES I                                          DWS VARIABLE SERIES I
  Growth and Income Portfolio                                        DWS Growth & Income VIP
SCUDDER VARIABLE SERIES II                                         DWS VARIABLE SERIES II
  Scudder International Select Equity Portfolio                      DWS International Select Equity VIP



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.




                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-----------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
  AIM Capital Appreciation Portfolio                                 Met/AIM Capital Appreciation Portfolio
  Style Focus Series: Small Cap Value Portfolio                      Dreman Small-Cap Value Portfolio
                                                                   METROPOLITAN SERIES FUND, INC.
  Equity Income Portfolio                                            FI Value Leaders Portfolio
  Large Cap Portfolio                                                FI Large Cap Portfolio
  MFS Total Return Portfolio                                         MFS Total Return Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                            METROPOLITAN SERIES FUND, INC.
  Equity and Income Portfolio                                        MFS Total Return Portfolio
  Global Franchise Portfolio                                         Oppenheimer Global Equity Portfolio
                                                                   MET INVESTORS SERIES TRUST
  U.S. Real Estate Securities Portfolio                              Neuberger Berman Real Estate Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST                                   METROPOLITAN SERIES FUND, INC.
  Money Market Portfolio                                             BlackRock Money Market Portfolio


                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN       WITHDRAWAL CHARGE

         0 years               2 years                 6%
         2 years               4 years                 5%
         4 years               5 years                 4%
         5 years               6 years                 3%
         6 years               7 years                 2%
        7 years+                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then;

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      - due to a minimum distribution under our minimum distribution rules then in effect

      - if you elect Annuity Payments for a fixed period of at least five years.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge will not be assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN      WITHDRAWAL CHARGE
         0 years               2 years                6%
         2 years               4 years                5%
         4 years               5 years                4%
         5 years               6 years                3%
         6 years               7 years                2%
        7 years+                                      0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio, DWS International Select Equity VIP, Dreman Small-Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Universal Institutional Funds Emerging Markets Equity Portfolio, Universal Institutional Funds Global Value Equity Portfolio and Universal Institutional Funds Small Company Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract

Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect. If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

Note: If the Contract Owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Contract Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted.

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below).


* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value immediately before the withdrawal.

STEP-UP VALUE: The partial surrender reduction equals (1) the Step-Up Initial Value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

The following examples apply to the Adjusted Purchase Payment and Step-Up Value. Assume your current Contract Value is $55,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/55,000) = 9,090

Your new death benefit would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = 16,666

Your new death benefit would be $50,000 - $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090


You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666


Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS                            APPLY*
-----------------------------------    --------------------------   --------------------------------------      ------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to                Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to                Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER                The surviving joint                                                          Yes

                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS                             APPLY*
-----------------------------------    --------------------------   --------------------------------------      ------------
(WHO IS NOT THE ANNUITANT)             owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to                Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue            Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue            Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.

                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to                Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant
                                                                    and the Contract continues in effect
                                                                    (generally using the original Maturity
                                                                    Date). The proceeds will then be paid
                                                                    upon the death of the Contingent
                                                                    Annuitant or owner.

                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS                             APPLY*
-----------------------------------    --------------------------               ------                        ----------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              Annuitant is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS                              APPLY*
-----------------------------------    --------------------------               ------                          ------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to                Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                        N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                        N/A
                                       payable; Contract
                                       continues.

-----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract;
the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.


NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------- -------------------------------    ----------------------------      --------------------------
                           Principal                         Principal                        Principal
  ALSO CALLED:             Guarantee                         Guarantee                     Guarantee Value

 AVAILABILITY:   Not available for purchase on      Available on or after March             Not available
                or after March 21, 2005, unless    21, 2005 if approved in your
                GMWB II is not approved in your                state
                             state


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                            GMWB I              GMWB II           GMWB III
                                                                          ----------          ----------         ---------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:

If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB         5% of RBB
you purchase GMWB:

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                     ------------------------------------------------------- -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $ 85,000        $100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $10,000                $500           $ 10,000         $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $ 75,000         $88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                     ------------------------------------------------------- -----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                 AWB (5%)          VALUE            RBB               AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER
WITHDRAWAL            $105,000           91,304               $4,565          $75,000         $88,235              $4,412
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   X 10,000/115,000)]    X 91,304/100,000)]                   (100,000       (88,235/100,000)]
                                                                                          X 10,000/85,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000           $8,696                $435           $ 10,000        $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by

            Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page
            526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract Value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.



If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract Value to be allocated into the restricted Variable Funding Option. Any Contract Value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract Value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                       GMWB I                          GMWB II                         GMWB III
                                       -----                           -------                         --------
Current Annual Charge                   0.40%                           0.50%                           0.25%

Maximum Annual Charge                   1.00%                           1.00%                            N/A
After a Reset

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                           -------------------------------- ------------------------------- -------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase Payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                      -------------------------------------------------    --------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                      --------------     -----------     --------------    --------------    ------------      --------------
VALUE AS OF GMAB         $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
RIDER EFFECTIVE
DATE

VALUE AS OF RIDER        $115,000          $100,000         $100,000          $ 85,000          $100,000          $100,000
MATURITY DATE

AMOUNT APPLIED TO                          $    0(1)                                            $ 15,000(2)
CONTRACT VALUE DUE
TO GMAB RIDER

-----------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      ------------------------------------------------     ------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------    --------------     -----------     --------------    --------------     -----------
VALUE AS OF GMAB         $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
RIDER EFFECTIVE
DATE

VALUE BEFORE             $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
ADDITIONAL
PURCHASE PAYMENT

VALUE AFTER              $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
ADDITIONAL
PURCHASE PAYMENT

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                              --------      ----------------    ------------------    -----------------     -----------------
VALUE AS OF GMAB RIDER        $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
EFFECTIVE DATE

VALUE IMMEDIATELY PRIOR TO    $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
PARTIAL WITHDRAWAL

VALUE IMMEDIATELY             $105,000          $90,000               $10,000               $8,696               $10,000
FOLLOWING PARTIAL
WITHDRAWAL

                                                             ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION               AMOUNT
                              --------      ----------------    ------------------    -----------------     -----------------
VALUE AS OF GMAB RIDER        $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
EFFECTIVE DATE

VALUE IMMEDIATELY PRIOR TO    $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
PARTIAL WITHDRAWAL

VALUE IMMEDIATELY             $ 75,000          $ 88,235              $10,000              $11,765               $11,765
FOLLOWING PARTIAL
WITHDRAWAL

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. All remaining Subaccounts offered under the Contract are Class A Subaccounts.



                          CLASS B SUBACCOUNTS/ UNDERLYING
                                       FUNDS
                        -------------------------------------
                        LEGG MASON PARTNERS VARIABLE
                        PORTFOLIOS I, INC.

                           Legg Mason Partners Variable
                             High Yield Bond Fund - Class I
                           Legg Mason Partners Variable
                             Strategic Bond Fund - Class I
                        METROPOLITAN SERIES FUND, INC.
                           BlackRock Money Market Portfolio
                             - Class A
                        THE UNIVERSAL INSTITUTIONAL FUNDS,
                           INC.
                           Core Plus Fixed Income Portfolio
                             -
                             Class II
                        VAN KAMPEN LIFE INVESTMENT TRUST
                           Government Portfolio - Class II


GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (In certain states, the Maturity Date elected may not be later than the Annuitant's 90th birthday; refer to your Contract.)


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday for Non-qualified Contracts, or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once annuity payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund ABD and MetLife of CT Fund ABD II, respectively. (References to "Separate Account" are either to Fund ABD or Fund ABD II, depending on the issuer of your Contract.) Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



PENALTY FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES: While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.


HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf

Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value and living benefits such as the GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax adviser as to how these rules affect your Contract.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:




      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.




We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATION (if available with your Contract): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

WE RESERVE THE RIGHT TO CHANGE OUR TAX REPORTING PRACTICES WHERE WE DETERMINE THEY ARE NOT IN ACCORDANCE WITH IRS GUIDANCE (WHETHER FORMAL OR INFORMAL).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution

LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from exisiting Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and MLIDLLC to offer the Contracts. See the Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds offered under the

Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION




                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.60%



                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------      ------  -------------   -------------  ----------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
Fund - Class I Shares (5/02)                             2005       1.120           1.211            102,882
                                                         2004       1.043           1.120              3,965
                                                         2003       0.757           1.043                  -
                                                         2002       1.000           0.757                  -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)            2005       1.166           1.209             49,942
                                                         2004       1.095           1.166             30,312
                                                         2003       1.000           1.095              1,000

   Equity Portfolio - Class Y (9/03)                     2005       1.179           1.368                  -
                                                         2004       1.080           1.179                  -
                                                         2003       1.000           1.080              2,000

   S&P 500 Index Portfolio - Class Y (9/03)              2005       1.187           1.220            280,338
                                                         2004       1.094           1.187             40,831
                                                         2003       1.000           1.094              1,000

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                        2005       1.642           1.682            158,785
                                                         2004       1.541           1.642            208,469
                                                         2003       1.126           1.541            166,575
                                                         2002       1.527           1.126            164,831
                                                         2001       1.587           1.527            133,745

   High Yield Bond Fund - Class I (8/98)                 2005       1.486           1.518            140,238
                                                         2004       1.359           1.486            116,317
                                                         2003       1.112           1.359             47,341
                                                         2002       1.053           1.112             24,066
                                                         2001       1.079           1.053             29,395

   Investors Fund - Class I (6/98)                       2005       1.301           1.364            283,213
                                                         2004       1.198           1.301            327,409
                                                         2003       0.920           1.198            333,678

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                UNIT VALUE AT                  NUMBER OF UNITS
                                                                BEGINNING OF    UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                         YEAR       YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------      ------  -------------   -------------  ---------------
   Investors Fund - Class I  (continued)                 2002       1.214           0.920         340,212
                                                         2001       1.308           1.214         197,379

   Large Cap Growth Fund - Class I (5/02)                2005       1.124           1.164          36,866
                                                         2004       1.137           1.124          33,865
                                                         2003       0.799           1.137               -
                                                         2002       1.000           0.799               -

   Small Cap Growth Fund - Class I (5/00)                2005       0.962           0.993         314,860
                                                         2004       0.849           0.962         145,485
                                                         2003       0.579           0.849          76,241
                                                         2002       0.901           0.579         217,040
                                                         2001       0.904           0.901          94,940

   Strategic Bond Fund - Class I (8/98)                  2005       1.432           1.444         727,942
                                                         2004       1.365           1.432         530,603
                                                         2003       1.225           1.365         404,776
                                                         2002       1.143           1.225         268,754
                                                         2001       1.117           1.143         140,242

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)          2005       1.221           1.270          41,271
                                                         2004       1.130           1.221          26,367
                                                         2003       1.000           1.130               -

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                        2005       1.406           1.577         137,200
                                                         2004       1.212           1.406          48,945
                                                         2003       1.000           1.212               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)             2005       0.587           0.628         132,550
                                                         2004       0.560           0.587          30,876
                                                         2003       0.440           0.560               -
                                                         2002       0.587           0.440               -
                                                         2001       0.683           0.587               -

   Equity Income Portfolio (5/97)                        2005       1.796           1.847         196,100
                                                         2004       1.661           1.796         109,068

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
   Equity Income Portfolio  (continued)                        2003        1.287           1.661             74,811
                                                               2002        1.519           1.287             64,328
                                                               2001        1.607           1.519             89,211

   Large Cap Portfolio (6/97)                                  2005        1.424           1.523            151,394
                                                               2004        1.358           1.424            121,374
                                                               2003        1.107           1.358            108,069
                                                               2002        1.457           1.107            108,235
                                                               2001        1.635           1.457            138,251

   MFS Total Return Portfolio (5/97)                           2005        1.752           1.775            380,398
                                                               2004        1.597           1.752            258,177
                                                               2003        1.392           1.597             65,016
                                                               2002        1.493           1.392             46,137
                                                               2001        1.523           1.493            139,865

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.113                  -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.035           1.059            240,934
                                                               2004        1.011           1.035             32,347
                                                               2003        1.000           1.011             10,291

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.310           1.726             43,292
                                                               2004        1.081           1.310             23,461
                                                               2003        0.734           1.081                731
                                                               2002        0.819           0.734                733
                                                               2001        0.902           0.819                735

   Equity and Income Portfolio - Class II (5/03)               2005        1.273           1.345            523,922
                                                               2004        1.160           1.273            414,166
                                                               2003        1.000           1.160            100,550

   Equity Growth Portfolio - Class I (5/00)                    2005        0.636           0.725            102,506
                                                               2004        0.600           0.636            125,606
                                                               2003        0.488           0.600            117,008
                                                               2002        0.687           0.488            118,634
                                                               2001        0.734           0.687            110,211

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
   Global Franchise Portfolio - Class II (5/03)                2005        1.357           1.495             625,877
                                                               2004        1.223           1.357             266,745
                                                               2003        1.000           1.223              22,357

   Global Value Equity Portfolio - Class I (6/98)              2005        1.187           1.236             159,242
                                                               2004        1.062           1.187              54,862
                                                               2003        0.837           1.062              55,406
                                                               2002        1.023           0.837              57,286
                                                               2001        1.099           1.023              57,290

   Mid Cap Growth Portfolio - Class I (5/00)                   2005        0.678           0.784              52,422
                                                               2004        0.566           0.678              52,464
                                                               2003        0.406           0.566              49,055
                                                               2002        0.599           0.406              52,286
                                                               2001        0.729           0.599              79,193

   U.S. Mid Cap Value Portfolio - Class I (6/98)               2005        1.430           1.581             149,205
                                                               2004        1.268           1.430              96,441
                                                               2003        0.911           1.268             114,640
                                                               2002        1.286           0.911             112,891
                                                               2001        1.332           1.286              56,627

   Small Company Growth Portfolio - Class II (5/03)            2005        1.591           1.768              65,384
                                                               2004        1.359           1.591               9,848
                                                               2003        1.000           1.359                 260

   U.S. Real Estate Portfolio - Class I (10/98)                2005        2.097           2.416             150,766
                                                               2004        1.562           2.097             112,073
                                                               2003        1.154           1.562              57,724
                                                               2002        1.182           1.154              58,205
                                                               2001        1.103           1.182              41,338

   Value Portfolio - Class I (7/98)                            2005        1.239           1.275             278,813
                                                               2004        1.069           1.239              89,759
                                                               2003        0.810           1.069              38,497
                                                               2002        1.057           0.810              44,017
                                                               2001        1.086           1.057              48,556

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT    UNIT VALUE AT     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------    -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.206           1.235             1,538,394
                                                               2004        1.043           1.206             1,249,226
                                                               2003        0.811           1.043               523,532
                                                               2002        1.023           0.811               511,591
                                                               2001        1.089           1.023               554,533

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        0.578           0.612               585,109
                                                               2004        0.550           0.578               526,243
                                                               2003        0.440           0.550               240,400
                                                               2002        0.663           0.440               204,548
                                                               2001        0.821           0.663               196,322

   Enterprise Portfolio - Class II Shares (12/00)              2005        0.682           0.724               147,901
                                                               2004        0.668           0.682               156,937
                                                               2003        0.540           0.668               159,587
                                                               2002        0.779           0.540               162,175
                                                               2001        0.850           0.779               249,534

   Government Portfolio - Class II Shares (12/00)              2005        1.158           1.177               631,771
                                                               2004        1.132           1.158               628,426
                                                               2003        1.134           1.132               564,463
                                                               2002        1.054           1.134               552,439
                                                               2001        1.020           1.054               276,796

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.135           1.225             1,420,782
                                                               2004        1.010           1.135             1,227,385
                                                               2003        0.804           1.010               858,078
                                                               2002        0.958           0.804               830,360
                                                               2001        0.998           0.958               653,059

   Money Market Portfolio - Class II Shares (12/00)            2005        0.990           0.998             1,400,686
                                                               2004        1.001           0.990               493,184
                                                               2003        1.014           1.001               842,223
                                                               2002        1.020           1.014               618,842
                                                               2001        1.009           1.020               467,658

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.011           1.161            1,099,324
                                                               2004        0.892           1.011              690,781
                                                               2003        0.707           0.892              228,413
                                                               2002        0.795           0.707              173,492
                                                               2001        0.845           0.795               67,791

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.475           1.713              731,573
                                                               2004        1.202           1.475              514,700
                                                               2003        0.883           1.202               74,976
                                                               2002        0.998           0.883               99,631
                                                               2001        0.984           0.998                4,842

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2005        1.055           1.134                   -
                                                               2004        1.000           1.055                   -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.060           1.092                   -
                                                               2004        1.000           1.060                   -

   Equity Portfolio - Class Y (9/03)                           2005        1.084           1.250               7,096
                                                               2004        1.000           1.084               7,536

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.071           1.094                   -
                                                               2004        1.000           1.071                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.058           1.076              10,916
                                                               2004        1.000           1.058               3,546

   High Yield Bond Fund - Class I (8/98)                       2005        1.104           1.121              37,514
                                                               2004        1.000           1.104                   -

   Investors Fund - Class I (6/98)                             2005        1.080           1.125              24,296
                                                               2004        1.000           1.080                   -

   Large Cap Growth Fund - Class I (5/02)                      2005        0.991           1.020               7,880
                                                               2004        1.000           0.991                   -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.167           1.197              15,629
                                                               2004        1.000           1.167               1,092

   Strategic Bond Fund - Class I (8/98)                        2005        1.070           1.072              57,312
                                                               2004        1.000           1.070               4,609

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.066           1.102              17,438
                                                               2004        1.000           1.066                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2005        1.167           1.300              42,458
                                                               2004        1.000           1.167               4,296

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.055           1.122              13,746
                                                               2004        1.000           1.055                   -

   Equity Income Portfolio (5/97)                              2005        1.103           1.126              32,978
                                                               2004        1.000           1.103                   -

   Large Cap Portfolio (6/97)                                  2005        1.049           1.115              44,061
                                                               2004        1.000           1.049                   -

   MFS Total Return Portfolio (5/97)                           2005        1.096           1.104              56,610
                                                               2004        1.000           1.096                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108               3,452

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.033           1.049              19,020
                                                               2004        1.000           1.033               6,166

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.320           1.728               8,061
                                                               2004        1.000           1.320                 981

   Equity and Income Portfolio - Class II (5/03)               2005        1.092           1.147              26,923
                                                               2004        1.000           1.092               2,299

   Equity Growth Portfolio - Class I (5/00)                    2005        1.050           1.188                   -
                                                               2004        1.000           1.050                   -

   Global Franchise Portfolio - Class II (5/03)                2005        1.079           1.181              36,493
                                                               2004        1.000           1.079               2,333

   Global Value Equity Portfolio - Class I (6/98)              2005        1.094           1.132               3,501
                                                               2004        1.000           1.094               1,153

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
   Mid Cap Growth Portfolio - Class I (5/00)                   2005        1.141           1.312              11,471
                                                               2004        1.000           1.141                   -

   U.S. Mid Cap Value Portfolio - Class I (6/98)               2005        1.127           1.238               9,360
                                                               2004        1.000           1.127               1,129

   Small Company Growth Portfolio - Class II (5/03)            2005        1.134           1.251              10,211
                                                               2004        1.000           1.134               2,885

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.311           1.501               8,543
                                                               2004        1.000           1.311                   -

   Value Portfolio - Class I (7/98)                            2005        1.138           1.164                   -
                                                               2004        1.000           1.138                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.132           1.152              87,928
                                                               2004        1.000           1.132               9,110

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.058           1.114               7,027
                                                               2004        1.000           1.058                   -

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.038           1.095                   -
                                                               2004        1.000           1.038                   -

   Government Portfolio - Class II Shares (12/00)              2005        1.037           1.047                   -
                                                               2004        1.000           1.037                   -

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.113           1.194              29,811
                                                               2004        1.000           1.113                   -

   Money Market Portfolio - Class II Shares (12/00)            2005        0.992           0.994                   -
                                                               2004        1.000           0.992                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.108           1.263              65,697
                                                               2004        1.000           1.108               2,276

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.228           1.417                  69,662
                                                               2004        1.000           1.228                   2,722



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.60%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/02)                                       2005        1.120           1.211               23,719
                                                               2004        1.043           1.120               26,812
                                                               2003        0.757           1.043                    -
                                                               2002        0.745           0.757                    -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.166           1.209              310,863
                                                               2004        1.095           1.166              268,500
                                                               2003        1.000           1.095               19,386

   Equity Portfolio - Class Y (10/03)                          2005        1.179           1.368               23,165
                                                               2004        1.080           1.179               23,165
                                                               2003        1.000           1.080                    -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.187           1.220            2,170,358
                                                               2004        1.094           1.187            2,019,066
                                                               2003        1.000           1.094            1,474,371

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.642           1.682            1,517,564
                                                               2004        1.541           1.642            1,977,712
                                                               2003        1.126           1.541            1,992,931
                                                               2002        1.527           1.126            1,870,724
                                                               2001        1.587           1.527            1,558,759

   High Yield Bond Fund - Class I (5/98)                       2005        1.486           1.518              655,743
                                                               2004        1.359           1.486              685,909
                                                               2003        1.112           1.359              682,405
                                                               2002        1.053           1.112            1,031,454
                                                               2001        1.079           1.053              540,917

   Investors Fund - Class I (4/98)                             2005        1.301           1.364              841,876
                                                               2004        1.198           1.301            1,246,041
                                                               2003        0.920           1.198            1,357,363

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
   Investors Fund - Class I  (continued)                       2002        1.214           0.920            1,382,902
                                                               2001        1.308           1.214            1,037,329

   Large Cap Growth Fund - Class I (7/02)                      2005        1.124           1.164              170,279
                                                               2004        1.137           1.124              152,928
                                                               2003        0.799           1.137               29,944
                                                               2002        0.879           0.799                    -

   Small Cap Growth Fund - Class I (5/00)                      2005        0.962           0.993            1,185,060
                                                               2004        0.849           0.962            1,656,152
                                                               2003        0.579           0.849            1,407,085
                                                               2002        0.901           0.579            1,204,866
                                                               2001        0.904           0.901              940,675

   Strategic Bond Fund - Class I (5/98)                        2005        1.432           1.444            1,716,204
                                                               2004        1.365           1.432            1,787,651
                                                               2003        1.225           1.365            2,044,701
                                                               2002        1.143           1.225            1,831,758
                                                               2001        1.117           1.143            1,288,247

Scudder Variable Series I
   Growth and Income Portfolio - Class B (8/03)                2005        1.221           1.270               42,895
                                                               2004        1.130           1.221               42,895
                                                               2003        1.000           1.130               20,975

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (8/03)                                              2005        1.406           1.577              222,387
                                                               2004        1.212           1.406              189,607
                                                               2003        1.000           1.212               18,945

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        0.587           0.628               53,710
                                                               2004        0.560           0.587              110,868
                                                               2003        0.440           0.560               90,841
                                                               2002        0.587           0.440               71,936
                                                               2001        0.683           0.587                    -

   Equity Income Portfolio (12/96)                             2005        1.796           1.847            2,679,097
                                                               2004        1.661           1.796            2,862,543

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
   Equity Income Portfolio  (continued)                        2003        1.287           1.661            2,428,341
                                                               2002        1.519           1.287            1,313,576
                                                               2001        1.607           1.519              841,328

   Large Cap Portfolio (12/96)                                 2005        1.424           1.523            2,173,741
                                                               2004        1.358           1.424            2,272,925
                                                               2003        1.107           1.358            2,003,732
                                                               2002        1.457           1.107              697,276
                                                               2001        1.635           1.457              580,647

   MFS Total Return Portfolio (1/97)                           2005        1.752           1.775              910,507
                                                               2004        1.597           1.752              977,824
                                                               2003        1.392           1.597            1,004,603
                                                               2002        1.493           1.392              892,719
                                                               2001        1.523           1.493              354,027

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.041           1.113                    -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.035           1.059              172,502
                                                               2004        1.011           1.035              166,027
                                                               2003        1.000           1.011               71,751

   Emerging Markets Equity Portfolio - Class I (5/98)          2005        1.310           1.726              563,442
                                                               2004        1.081           1.310              535,835
                                                               2003        0.734           1.081              357,094
                                                               2002        0.819           0.734              287,955
                                                               2001        0.902           0.819              237,107

   Equity and Income Portfolio - Class II (5/03)               2005        1.273           1.345              469,184
                                                               2004        1.160           1.273              382,339
                                                               2003        1.000           1.160              126,584

   Equity Growth Portfolio - Class I (5/00)                    2005        0.636           0.725            1,534,336
                                                               2004        0.600           0.636            1,920,269
                                                               2003        0.488           0.600            1,958,864
                                                               2002        0.687           0.488            2,003,520
                                                               2001        0.734           0.687            1,876,512

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
Global Franchise Portfolio - Class II (5/03)                   2005        1.357           1.495              298,041
                                                               2004        1.223           1.357              240,003
                                                               2003        1.000           1.223               14,282

Global Value Equity Portfolio - Class I (5/98)                 2005        1.187           1.236            1,345,724
                                                               2004        1.062           1.187            1,394,304
                                                               2003        0.837           1.062            1,309,084
                                                               2002        1.023           0.837              916,129
                                                               2001        1.099           1.023              738,742

Mid Cap Growth Portfolio - Class I (5/00)                      2005        0.678           0.784            1,284,549
                                                               2004        0.566           0.678            1,508,009
                                                               2003        0.406           0.566            1,581,703
                                                               2002        0.599           0.406            1,441,012
                                                               2001        0.729           0.599            1,418,290

U.S. Mid Cap Value Portfolio - Class I (5/98)                  2005        1.430           1.581            2,042,867
                                                               2004        1.268           1.430            2,158,061
                                                               2003        0.911           1.268            2,146,023
                                                               2002        1.286           0.911            2,390,330
                                                               2001        1.332           1.286            2,072,609

Small Company Growth Portfolio - Class II (5/03)               2005        1.591           1.768               33,314
                                                               2004        1.359           1.591               17,454
                                                               2003        1.000           1.359                8,563

U.S. Real Estate Portfolio - Class I (5/98)                    2005        2.097           2.416            1,011,484
                                                               2004        1.562           2.097            1,026,878
                                                               2003        1.154           1.562              950,009
                                                               2002        1.182           1.154              624,366
                                                               2001        1.103           1.182              575,965

Value Portfolio - Class I (5/98)                               2005        1.239           1.275            1,884,927
                                                               2004        1.069           1.239            1,967,470
                                                               2003        0.810           1.069            1,993,563
                                                               2002        1.057           0.810            1,895,147
                                                               2001        1.086           1.057            1,524,824

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.206           1.235            7,572,323
                                                               2004        1.043           1.206            7,975,332
                                                               2003        0.811           1.043            7,388,884
                                                               2002        1.023           0.811            7,429,824
                                                               2001        1.089           1.023            5,630,049

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        0.578           0.612            2,913,754
                                                               2004        0.550           0.578            3,291,086
                                                               2003        0.440           0.550            3,887,086
                                                               2002        0.663           0.440            3,634,609
                                                               2001        0.821           0.663            2,877,751

   Enterprise Portfolio - Class II Shares (12/00)              2005        0.682           0.724            1,065,820
                                                               2004        0.668           0.682            1,379,986
                                                               2003        0.540           0.668            1,356,878
                                                               2002        0.779           0.540            1,392,298
                                                               2001        0.850           0.779            1,289,753

   Government Portfolio - Class II Shares (1/01)               2005        1.158           1.177            2,811,118
                                                               2004        1.132           1.158            3,070,247
                                                               2003        1.134           1.132            3,821,441
                                                               2002        1.054           1.134            5,757,865
                                                               2001        1.020           1.054            2,195,620

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.135           1.225            5,775,534
                                                               2004        1.010           1.135            6,093,809
                                                               2003        0.804           1.010            5,580,363
                                                               2002        0.958           0.804            4,273,357
                                                               2001        0.998           0.958            3,526,966

   Money Market Portfolio - Class II Shares (1/01)             2005        0.990           0.998            2,818,612
                                                               2004        1.001           0.990            3,273,695
                                                               2003        1.014           1.001            3,295,551
                                                               2002        1.020           1.014            4,565,764
                                                               2001        1.009           1.020            2,802,694

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEA         END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.011           1.161            4,280,283
                                                               2004        0.892           1.011            3,647,076
                                                               2003        0.707           0.892            2,833,494
                                                               2002        0.795           0.707            1,448,191
                                                               2001        0.845           0.795              812,432

   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.475           1.713            1,536,520
                                                               2004        1.202           1.475            1,257,903
                                                               2003        0.883           1.202            1,033,765
                                                               2002        0.998           0.883              645,680
                                                               2001        0.984           0.998              422,120

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/02)                                       2005        1.055           1.134              51,792
                                                               2004        1.000           1.055                   -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.060           1.092               2,418
                                                               2004        1.000           1.060                   -

   Equity Portfolio - Class Y (10/03)                          2005        1.084           1.250              62,533
                                                               2004        1.000           1.084                   -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.071           1.094              86,046
                                                               2004        1.000           1.071                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/98)                               2005        1.058           1.076              48,896
                                                               2004        1.000           1.058                   -

   High Yield Bond Fund - Class I (5/98)                       2005        1.104           1.121             105,124
                                                               2004        1.000           1.104              91,961

   Investors Fund - Class I (4/98)                             2005        1.080           1.125               4,544
                                                               2004        1.000           1.080                   -

   Large Cap Growth Fund - Class I (7/02)                      2005        0.991           1.020               9,536
                                                               2004        1.000           0.991                   -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.167           1.197              38,124
                                                               2004        1.000           1.167                   -

   Strategic Bond Fund - Class I (5/98)                        2005        1.070           1.072             126,601
                                                               2004        1.000           1.070               1,876

Scudder Variable Series I
   Growth and Income Portfolio - Class B (8/03)                2005        1.066           1.102                   -
                                                               2004        1.000           1.066                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (8/03)                                              2005        1.167           1.300              257,004
                                                               2004        1.000           1.167              146,030

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)                  2005        1.055           1.122                8,809
                                                               2004        1.000           1.055                    -

   Equity Income Portfolio (12/96)                             2005        1.103           1.126               50,102
                                                               2004        1.000           1.103                    -

   Large Cap Portfolio (12/96)                                 2005        1.049           1.115               84,800
                                                               2004        1.000           1.049                    -

   MFS Total Return Portfolio (1/97)                           2005        1.096           1.104              157,176
                                                               2004        1.000           1.096                    -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.041           1.108                3,227

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.033           1.049               41,023
                                                               2004        1.000           1.033                    -

   Emerging Markets Equity Portfolio - Class I (5/98)          2005        1.320           1.728              155,577
                                                               2004        1.000           1.320              133,365

   Equity and Income Portfolio - Class II (5/03)               2005        1.092           1.147              137,095
                                                               2004        1.000           1.092                1,884

   Equity Growth Portfolio - Class I (5/00)                    2005        1.050           1.188                4,029
                                                               2004        1.000           1.050                    -

   Global Franchise Portfolio - Class II (5/03)                2005        1.079           1.181              293,162
                                                               2004        1.000           1.079              158,294

   Global Value Equity Portfolio - Class I (5/98)              2005        1.094           1.132               11,012
                                                               2004        1.000           1.094                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
   Mid Cap Growth Portfolio - Class I (5/00)                   2005        1.141           1.312              51,945
                                                               2004        1.000           1.141                   -

   U.S. Mid Cap Value Portfolio - Class I (5/98)               2005        1.127           1.238             128,521
                                                               2004        1.000           1.127                   -

   Small Company Growth Portfolio - Class II (5/03)            2005        1.134           1.251              58,692
                                                               2004        1.000           1.134                   -

   U.S. Real Estate Portfolio - Class I (5/98)                 2005        1.311           1.501              87,933
                                                               2004        1.000           1.311                   -

   Value Portfolio - Class I (5/98)                            2005        1.138           1.164              87,353
                                                               2004        1.000           1.138                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.132           1.152             610,571
                                                               2004        1.000           1.132             149,754

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.058           1.114              46,790
                                                               2004        1.000           1.058               1,936

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.038           1.095                   -
                                                               2004        1.000           1.038                   -

   Government Portfolio - Class II Shares (1/01)               2005        1.037           1.047             115,073
                                                               2004        1.000           1.037              96,609

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.113           1.194             222,353
                                                               2004        1.000           1.113             150,600

   Money Market Portfolio - Class II Shares (1/01)             2005        0.992           0.994                   -
                                                               2004        1.000           0.992                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.108           1.263             168,594
                                                               2004        1.000           1.108                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------    -------------    ---------------
   Mid Cap Portfolio - Service Class 2 (1/01)                  2005        1.228           1.417             115,128
                                                               2004        1.000           1.228                   -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE
                            THE CONTRACT IS ISSUE.)

If after the first Contract Year and before the Maturity Date, you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licenses physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality, disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licenses physician, or the involuntary taking of drugs.

FILING A CLAIM. You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-12-76-127 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-12-76-127.


Name:
         ------------------------------------------
Address:
         ------------------------------------------

         ------------------------------------------


CHECK BOX:
[ ] MIC-Book-12-76-127

[ ] MLAC-Book-12-76-127



Book 13                                                              May 1, 2006

                               PREMIER ADVISERS II
                              PREMIER ADVISERS III

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES


                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT*



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY................................................................     2
PRINCIPAL UNDERWRITER................................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT....................................     2
VALUATION OF ASSETS..................................................................     3
FEDERAL TAX CONSIDERATIONS...........................................................     5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........................................     8
CONDENSED FINANCIAL INFORMATION......................................................    10
FINANCIAL STATEMENTS.................................................................     1



* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. The MetLife of CT Fund ABD for Variable Annuities (formerly known as The Travelers Fund ABD for Variable Annuities) ("Fund ABD") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Fund ABD, and the Commissioner has adopted no regulations under the Section that affect Fund ABD.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for Fund ABD and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and Fund ABD.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.



                        MLIDLLC Underwriting Commissions

                                               UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                MLIDLLC BY THE COMPANY                     RETAINED BY MLIDLLC
----                                           ----------------------------------      ------------------------------------
2005                                                     $132,588,671                                  $0

2004                                                     $132,410,000                                  $0

2003                                                     $ 73,233,000                                  $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.



Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.



There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD



From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:



        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1



Where:



BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV * Period Charge.

AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee * (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).



We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:



BaseReturn = AUVChange / PriorAUV



Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant.

The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of The Travelers Fund ABD for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of The Travelers Fund ABD for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2005        1.167           1.235                 124,761
                                                               2004        1.096           1.167                 153,741
                                                               2003        0.980           1.096                 243,644
                                                               2002        1.068           0.980                 157,439
                                                               2001        1.000           1.068                   5,862

   Forty Portfolio - Service Shares (5/01)                     2005        1.287           1.425                  38,048
                                                               2004        1.110           1.287                  80,404
                                                               2003        0.939           1.110                  73,872
                                                               2002        1.136           0.939                  62,917
                                                               2001        1.000           1.136                     305

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.553           1.679                  58,481
                                                               2004        1.341           1.553                  70,051
                                                               2003        1.000           1.341                  67,110

   Worldwide Growth Portfolio - Service Shares (5/01)          2005        1.066           1.106                  33,123
                                                               2004        1.037           1.066                  33,129
                                                               2003        0.853           1.037                  26,078
                                                               2002        1.168           0.853                  43,816
                                                               2001        1.000           1.168                     241

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.210           1.237                 140,403
                                                               2004        1.136           1.210                 144,916
                                                               2003        0.831           1.136                 143,580
                                                               2002        1.128           0.831                  90,365
                                                               2001        1.000           1.128                     100

   High Yield Bond Fund - Class I (8/98)                       2005        1.460           1.491                 148,036
                                                               2004        1.337           1.460                 154,594
                                                               2003        1.095           1.337                 150,551
                                                               2002        1.038           1.095                  79,940
                                                               2001        1.000           1.038                     502

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
   Investors Fund - Class I (6/98)                             2005        1.211           1.269                 141,323
                                                               2004        1.116           1.211                 143,499
                                                               2003        0.858           1.116                 140,059
                                                               2002        1.134           0.858                 151,884
                                                               2001        1.000           1.134                     263

   Small Cap Growth Fund - Class I (5/01)                      2005        1.336           1.377                 158,136
                                                               2004        1.180           1.336                 162,443
                                                               2003        0.806           1.180                 166,466
                                                               2002        1.256           0.806                 141,157
                                                               2001        1.000           1.256                     276

   Strategic Bond Fund - Class I (8/98)                        2005        1.267           1.276                 199,794
                                                               2004        1.208           1.267                 211,156
                                                               2003        1.085           1.208                 216,904
                                                               2002        1.014           1.085                 131,088
                                                               2001        1.000           1.014                       -

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.333           1.369                 200,794
                                                               2004        1.233           1.333                 281,624
                                                               2003        0.956           1.233                 283,223
                                                               2002        1.130           0.956                 148,363
                                                               2001        1.000           1.130                       -

   Large Cap Portfolio (12/96)                                 2005        1.109           1.185                  85,872
                                                               2004        1.059           1.109                  85,901
                                                               2003        0.864           1.059                  79,311
                                                               2002        1.138           0.864                  61,527
                                                               2001        1.000           1.138                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.033           1.056                   2,439
                                                               2004        1.010           1.033                       -
                                                               2003        1.000           1.010                       -

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        2.029           2.670                  17,916
                                                               2004        1.676           2.029                  11,798
                                                               2003        1.139           1.676                  11,799
                                                               2002        1.272           1.139                  11,800
                                                               2001        1.000           1.272                       -

                         CONDENSED FINANCIAL INFORMATION




                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
   Equity and Income Portfolio - Class II (5/03)               2005        1.271           1.342                   8,458
                                                               2004        1.159           1.271                   5,884
                                                               2003        1.000           1.159                       -

   Equity Growth Portfolio - Class I (5/01)                    2005        1.077           1.225                  79,482
                                                               2004        1.017           1.077                  82,205
                                                               2003        0.828           1.017                  85,904
                                                               2002        1.167           0.828                  45,544
                                                               2001        1.000           1.167                       -

   Global Franchise Portfolio - Class II (5/03)                2005        1.355           1.491                  40,733
                                                               2004        1.222           1.355                  18,277
                                                               2003        1.000           1.222                  16,248

   Global Value Equity Portfolio - Class I (6/98)              2005        1.273           1.325                  99,074
                                                               2004        1.141           1.273                 131,878
                                                               2003        0.900           1.141                  81,138
                                                               2002        1.101           0.900                  54,169
                                                               2001        1.000           1.101                       -

   Mid Cap Growth Portfolio - Class I (5/01)                   2005        1.332           1.539                  69,493
                                                               2004        1.114           1.332                  91,838
                                                               2003        0.799           1.114                 100,503
                                                               2002        1.181           0.799                  84,342
                                                               2001        1.000           1.181                       -

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.346           1.487                 162,642
                                                               2004        1.195           1.346                 161,387
                                                               2003        0.859           1.195                 168,746
                                                               2002        1.214           0.859                 176,008
                                                               2001        1.000           1.214                     248

   Small Company Growth Portfolio - Class II (5/03)            2005        1.589           1.763                       -
                                                               2004        1.358           1.589                       -
                                                               2003        1.000           1.358                       -

   Technology Portfolio - Class I (5/01)                       2005        0.951           0.933                       -
                                                               2004        0.984           0.951                       -
                                                               2003        0.677           0.984                       -
                                                               2002        1.350           0.677                       -
                                                               2001        1.000           1.350                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.950           2.244                 100,729
                                                               2004        1.454           1.950                 128,744
                                                               2003        1.076           1.454                 245,079
                                                               2002        1.103           1.076                 231,447
                                                               2001        1.000           1.103                   9,427

   Value Portfolio - Class I (7/98)                            2005        1.350           1.387                  64,887
                                                               2004        1.165           1.350                  64,897
                                                               2003        0.884           1.165                  82,225
                                                               2002        1.155           0.884                  72,166
                                                               2001        1.000           1.155                     260

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.287           1.317                 871,125
                                                               2004        1.115           1.287                 862,820
                                                               2003        0.867           1.115                 780,456
                                                               2002        1.094           0.867                 489,250
                                                               2001        1.000           1.094                  10,721

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        0.984           1.042                 135,152
                                                               2004        0.938           0.984                 138,648
                                                               2003        0.751           0.938                 137,609
                                                               2002        1.134           0.751                 134,335
                                                               2001        1.000           1.134                     304

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.038           1.101                  56,659
                                                               2004        1.017           1.038                  60,571
                                                               2003        0.823           1.017                  63,711
                                                               2002        1.189           0.823                  78,757
                                                               2001        1.000           1.189                       -

   Government Portfolio - Class II Shares (12/00)              2005        1.093           1.110                 470,675
                                                               2004        1.070           1.093                 287,390
                                                               2003        1.072           1.070                 288,318
                                                               2002        0.998           1.072                 207,864
                                                               2001        1.000           0.998                       -

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.317           1.421                 216,774
                                                               2004        1.174           1.317                 382,360
                                                               2003        0.935           1.174                 432,167

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
   Growth and Income Portfolio - Class II Shares
   (continued)                                                 2002        1.116           0.935                 277,946
                                                               2001        1.000           1.116                   4,777

   Money Market Portfolio - Class II Shares (12/00)            2005        0.968           0.975                 102,511
                                                               2004        0.979           0.968                 170,867
                                                               2003        0.993           0.979                 183,563
                                                               2002        1.000           0.993                 100,510
                                                               2001        1.000           1.000                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.419           1.628                 228,265
                                                               2004        1.254           1.419                 242,276
                                                               2003        0.995           1.254                  17,354
                                                               2002        1.119           0.995                   1,725
                                                               2001        1.000           1.119                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.657           1.922                  42,249
                                                               2004        1.352           1.657                  39,863
                                                               2003        0.994           1.352                 150,032
                                                               2002        1.124           0.994                 141,211
                                                               2001        1.000           1.124                   9,695

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2005        1.124           1.189                       -
                                                               2004        1.056           1.124                       -
                                                               2003        1.000           1.056                       -

   Forty Portfolio - Service Shares (5/01)                     2005        1.281           1.417                       -
                                                               2004        1.105           1.281                       -
                                                               2003        1.000           1.105                       -

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.419           1.534                       -
                                                               2004        1.226           1.419                       -
                                                               2003        1.000           1.226                       -

   Worldwide Growth Portfolio - Service Shares (5/01)          2005        1.183           1.228                       -
                                                               2004        1.152           1.183                       -
                                                               2003        1.000           1.152                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.250           1.278                       -
                                                               2004        1.174           1.250                       -
                                                               2003        1.000           1.174                       -

   High Yield Bond Fund - Class I (8/98)                       2005        1.168           1.192                   6,869
                                                               2004        1.070           1.168                   4,144
                                                               2003        1.000           1.070                       -

   Investors Fund - Class I (6/98)                             2005        1.237           1.295                       -
                                                               2004        1.140           1.237                       -
                                                               2003        1.000           1.140                       -

   Small Cap Growth Fund - Class I (5/01)                      2005        1.434           1.478                  16,481
                                                               2004        1.268           1.434                  11,825
                                                               2003        1.000           1.268                       -

   Strategic Bond Fund - Class I (8/98)                        2005        1.065           1.073                  26,221
                                                               2004        1.017           1.065                  12,685
                                                               2003        1.000           1.017                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.231           1.263                  35,703
                                                               2004        1.140           1.231                  34,600
                                                               2003        1.000           1.140                       -

   Large Cap Portfolio (12/96)                                 2005        1.182           1.262                  15,599
                                                               2004        1.129           1.182                       -
                                                               2003        1.000           1.129                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.025           1.047                   9,063
                                                               2004        1.002           1.025                       -
                                                               2003        1.000           1.002                       -

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.644           2.162                       -
                                                               2004        1.358           1.644                       -
                                                               2003        1.000           1.358                       -

   Equity and Income Portfolio - Class II (5/03)               2005        1.204           1.270                  15,452
                                                               2004        1.098           1.204                   3,980
                                                               2003        1.000           1.098                       -

   Equity Growth Portfolio - Class I (5/01)                    2005        1.183           1.345                       -
                                                               2004        1.117           1.183                       -
                                                               2003        1.000           1.117                       -

   Global Franchise Portfolio - Class II (5/03)                2005        1.289           1.418                  35,769
                                                               2004        1.163           1.289                  35,179
                                                               2003        1.000           1.163                       -

   Global Value Equity Portfolio - Class I (6/98)              2005        1.337           1.390                   2,603
                                                               2004        1.198           1.337                   2,287
                                                               2003        1.000           1.198                       -

   Mid Cap Growth Portfolio - Class I (5/01)                   2005        1.434           1.657                   5,230
                                                               2004        1.200           1.434                   5,658
                                                               2003        1.000           1.200                       -

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.363           1.505                       -
                                                               2004        1.211           1.363                       -
                                                               2003        1.000           1.211                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
   Small Company Growth Portfolio - Class II (5/03)            2005        1.438           1.595                   4,517
                                                               2004        1.230           1.438                   4,243
                                                               2003        1.000           1.230                       -

   Technology Portfolio - Class I (5/01)                       2005        1.149           1.126                       -
                                                               2004        1.189           1.149                       -
                                                               2003        1.000           1.189                       -

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.588           1.827                   9,361
                                                               2004        1.185           1.588                   8,626
                                                               2003        1.000           1.185                       -

   Value Portfolio - Class I (7/98)                            2005        1.360           1.398                       -
                                                               2004        1.175           1.360                       -
                                                               2003        1.000           1.175                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.331           1.361                 179,338
                                                               2004        1.153           1.331                 119,331
                                                               2003        1.000           1.153                       -

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.167           1.234                  36,027
                                                               2004        1.112           1.167                  35,216
                                                               2003        1.000           1.112                       -

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.149           1.218                       -
                                                               2004        1.127           1.149                       -
                                                               2003        1.000           1.127                       -

   Government Portfolio - Class II Shares (12/00)              2005        1.002           1.016                   8,869
                                                               2004        0.981           1.002                       -
                                                               2003        1.000           0.981                       -

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.287           1.388                  14,892
                                                               2004        1.148           1.287                  12,412
                                                               2003        1.000           1.148                       -

   Money Market Portfolio - Class II Shares (12/00)            2005        0.980           0.986                       -
                                                               2004        0.991           0.980                       -
                                                               2003        1.000           0.991                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.328           1.522                 111,732
                                                               2004        1.173           1.328                  88,837
                                                               2003        1.000           1.173                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.543           1.790                   5,272
                                                               2004        1.260           1.543                       -
                                                               2003        1.000           1.260                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2005        1.210           1.279                 307,841
                                                               2004        1.139           1.210                 245,862
                                                               2003        1.000           1.139                 120,084

   Forty Portfolio - Service Shares (5/01)                     2005        1.412           1.560                 288,287
                                                               2004        1.220           1.412                 110,539
                                                               2003        1.000           1.220                 111,402

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.547           1.670                 155,753
                                                               2004        1.339           1.547                 128,184
                                                               2003        1.000           1.339                  83,593

   Worldwide Growth Portfolio - Service Shares (5/01)          2005        1.320           1.367                 253,462
                                                               2004        1.287           1.320                 296,755
                                                               2003        1.000           1.287                 214,936

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.493           1.525                 216,351
                                                               2004        1.405           1.493                 227,187
                                                               2003        1.000           1.405                 111,861

   High Yield Bond Fund - Class I (8/98)                       2005        1.309           1.334                 465,760
                                                               2004        1.201           1.309                 439,069
                                                               2003        1.000           1.201                 218,678

   Investors Fund - Class I (6/98)                             2005        1.456           1.522                 137,227
                                                               2004        1.345           1.456                 148,156
                                                               2003        1.000           1.345                 106,053

   Small Cap Growth Fund - Class I (5/01)                      2005        1.755           1.806                 369,087
                                                               2004        1.554           1.755                 378,269
                                                               2003        1.000           1.554                 245,224

   Strategic Bond Fund - Class I (8/98)                        2005        1.151           1.157               1,494,199
                                                               2004        1.100           1.151               1,774,047
                                                               2003        1.000           1.100                 679,593

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.460           1.497                 343,036
                                                               2004        1.354           1.460                 335,457
                                                               2003        1.000           1.354                 209,770

   Large Cap Portfolio (12/96)                                 2005        1.316           1.404                 180,601
                                                               2004        1.260           1.316                 181,441
                                                               2003        1.000           1.260                 132,568

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.030           1.051               1,388,693
                                                               2004        1.009           1.030                 921,339
                                                               2003        1.000           1.009                 240,249

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.809           2.376                 195,362
                                                               2004        1.497           1.809                 198,566
                                                               2003        1.000           1.497                 116,430

   Equity and Income Portfolio - Class II (5/03)               2005        1.267           1.335                 493,987
                                                               2004        1.158           1.267                 447,298
                                                               2003        1.000           1.158                 239,640

   Equity Growth Portfolio - Class I (5/01)                    2005        1.333           1.514                 257,786
                                                               2004        1.261           1.333                 253,519
                                                               2003        1.000           1.261                  60,261

   Global Franchise Portfolio - Class II (5/03)                2005        1.350           1.483                 614,995
                                                               2004        1.220           1.350                 643,283
                                                               2003        1.000           1.220                  53,894

   Global Value Equity Portfolio - Class I (6/98)              2005        1.512           1.570                 667,768
                                                               2004        1.357           1.512                 469,863
                                                               2003        1.000           1.357                 204,488

   Mid Cap Growth Portfolio - Class I (5/01)                   2005        1.692           1.952                 187,552
                                                               2004        1.418           1.692                 148,595
                                                               2003        1.000           1.418                 112,178

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.637           1.804                 204,688
                                                               2004        1.456           1.637                 262,352
                                                               2003        1.000           1.456                 118,660

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
   Small Company Growth Portfolio - Class II (5/03)            2005        1.583           1.754                  73,329
                                                               2004        1.357           1.583                  56,037
                                                               2003        1.000           1.357                  49,978

   Technology Portfolio - Class I (5/01)                       2005        1.364           1.335                  27,393
                                                               2004        1.414           1.364                  40,287
                                                               2003        1.000           1.414                  40,378

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.872           2.150                 280,607
                                                               2004        1.398           1.872                 281,393
                                                               2003        1.000           1.398                 125,492

   Value Portfolio - Class I (7/98)                            2005        1.593           1.635                 110,232
                                                               2004        1.378           1.593                  76,582
                                                               2003        1.000           1.378                  35,852

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.535           1.568               1,402,729
                                                               2004        1.332           1.535               1,285,562
                                                               2003        1.000           1.332                 734,820

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.315           1.389                 390,814
                                                               2004        1.255           1.315                 477,700
                                                               2003        1.000           1.255                 138,959

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.293           1.368                 116,850
                                                               2004        1.269           1.293                 116,927
                                                               2003        1.000           1.269                  58,967

   Government Portfolio - Class II Shares (12/00)              2005        1.015           1.028                 320,532
                                                               2004        0.995           1.015                 430,453
                                                               2003        1.000           0.995                 388,851

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.469           1.581               1,178,786
                                                               2004        1.312           1.469               1,089,998
                                                               2003        1.000           1.312                 461,281

   Money Market Portfolio - Class II Shares (12/00)            2005        0.973           0.978                 360,033
                                                               2004        0.986           0.973                 330,609
                                                               2003        1.000           0.986                 449,146

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.485           1.700                 774,934
                                                               2004        1.315           1.485                 771,810
                                                               2003        1.000           1.315                 578,163

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.729           2.003                 474,923
                                                               2004        1.414           1.729                 458,247
                                                               2003        1.000           1.414                 289,117

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2005        1.000           1.061                       -

   Forty Portfolio - Service Shares (5/01)                     2005        1.000           1.141                       -

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.000           1.087                       -

   Worldwide Growth Portfolio - Service Shares (5/01)          2005        1.000           1.043                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.000           1.036                       -

   High Yield Bond Fund - Class I (8/98)                       2005        1.000           1.009                  17,243

   Investors Fund - Class I (6/98)                             2005        1.000           1.048                       -

   Small Cap Growth Fund - Class I (5/01)                      2005        1.000           1.077                       -

   Strategic Bond Fund - Class I (8/98)                        2005        1.000           0.995                       -

The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.000           1.031                       -

   Large Cap Portfolio (12/96)                                 2005        1.000           1.077                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.000           1.010                  17,224

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.000           1.257                   1,864

   Equity and Income Portfolio - Class II (5/03)               2005        1.000           1.052                  66,040

   Equity Growth Portfolio - Class I (5/01)                    2005        1.000           1.174                       -

   Global Franchise Portfolio - Class II (5/03)                2005        1.000           1.087                  39,911

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
   Global Value Equity Portfolio - Class I (6/98)              2005        1.000           1.043                       -

   Mid Cap Growth Portfolio - Class I (5/01)                   2005        1.000           1.156                   8,228

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.000           1.098                   8,519

   Small Company Growth Portfolio - Class II (5/03)            2005        1.000           1.104                   4,987

   Technology Portfolio - Class I (5/01)                       2005        1.000           1.029                       -

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.000           1.186                     705

   Value Portfolio - Class I (7/98)                            2005        1.000           1.036                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.000           1.031                  38,002

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.000           1.074                  15,472

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.000           1.074                       -

   Government Portfolio - Class II Shares (12/00)              2005        1.000           1.004                       -

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.000           1.073                  25,847

   Money Market Portfolio - Class II Shares (12/00)            2005        1.000           1.005                  63,370

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.000           1.133                   4,785

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.000           1.141                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2005        1.208           1.275                  13,533
                                                               2004        1.138           1.208                       -
                                                               2003        1.000           1.138                       -

   Forty Portfolio - Service Shares (5/01)                     2005        1.410           1.556                   6,884
                                                               2004        1.219           1.410                       -
                                                               2003        1.000           1.219                       -

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.545           1.666                       -
                                                               2004        1.338           1.545                       -
                                                               2003        1.000           1.338                       -

   Worldwide Growth Portfolio - Service Shares (5/01)          2005        1.317           1.363                       -
                                                               2004        1.286           1.317                       -
                                                               2003        1.000           1.286                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.491           1.520                 529,664
                                                               2004        1.404           1.491                 335,551
                                                               2003        1.000           1.404                  24,374

   High Yield Bond Fund - Class I (8/98)                       2005        1.307           1.330                 534,329
                                                               2004        1.200           1.307                 336,303
                                                               2003        1.000           1.200                  50,098

   Investors Fund - Class I (6/98)                             2005        1.454           1.518                  56,380
                                                               2004        1.344           1.454                  44,793
                                                               2003        1.000           1.344                   3,605

   Small Cap Growth Fund - Class I (5/01)                      2005        1.752           1.801                 616,158
                                                               2004        1.552           1.752                 824,424
                                                               2003        1.000           1.552                 110,336

   Strategic Bond Fund - Class I (8/98)                        2005        1.149           1.154               1,090,111
                                                               2004        1.099           1.149                 677,711
                                                               2003        1.000           1.099                  65,049

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.457           1.492                 787,517
                                                               2004        1.353           1.457                 362,896
                                                               2003        1.000           1.353                  54,268

   Large Cap Portfolio (12/96)                                 2005        1.314           1.400                 632,954
                                                               2004        1.259           1.314                 698,341
                                                               2003        1.000           1.259                  34,870

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.028           1.048               1,635,388
                                                               2004        1.008           1.028               1,059,856
                                                               2003        1.000           1.008                  39,089

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.805           2.369                 442,128
                                                               2004        1.496           1.805                 323,749
                                                               2003        1.000           1.496                  11,603

   Equity and Income Portfolio - Class II (5/03)               2005        1.264           1.331               2,068,332
                                                               2004        1.157           1.264               1,489,235
                                                               2003        1.000           1.157                 135,648

   Equity Growth Portfolio - Class I (5/01)                    2005        1.331           1.510                 242,359
                                                               2004        1.260           1.331                 149,803
                                                               2003        1.000           1.260                   4,543

   Global Franchise Portfolio - Class II (5/03)                2005        1.348           1.480               2,578,002
                                                               2004        1.219           1.348               1,638,153
                                                               2003        1.000           1.219                 164,072

   Global Value Equity Portfolio - Class I (6/98)              2005        1.509           1.565                 567,579
                                                               2004        1.356           1.509                 446,549
                                                               2003        1.000           1.356                  25,825

   Mid Cap Growth Portfolio - Class I (5/01)                   2005        1.689           1.947                 321,119
                                                               2004        1.417           1.689                 226,524
                                                               2003        1.000           1.417                  38,287

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.634           1.799                 295,601
                                                               2004        1.455           1.634                 179,743
                                                               2003        1.000           1.455                  24,579

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
   Small Company Growth Portfolio - Class II (5/03)            2005        1.581           1.749                 571,580
                                                               2004        1.356           1.581                 326,097
                                                               2003        1.000           1.356                   6,305

   Technology Portfolio - Class I (5/01)                       2005        1.362           1.331                       -
                                                               2004        1.412           1.362                       -
                                                               2003        1.000           1.412                       -

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.868           2.144                 742,310
                                                               2004        1.397           1.868                 491,612
                                                               2003        1.000           1.397                  16,435

   Value Portfolio - Class I (7/98)                            2005        1.590           1.630                 341,450
                                                               2004        1.377           1.590                 287,937
                                                               2003        1.000           1.377                   8,045

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.532           1.563               4,003,379
                                                               2004        1.331           1.532               3,065,968
                                                               2003        1.000           1.331                 309,664

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.312           1.385               1,213,010
                                                               2004        1.254           1.312                 959,124
                                                               2003        1.000           1.254                 144,712

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.290           1.364                 195,389
                                                               2004        1.268           1.290                 173,995
                                                               2003        1.000           1.268                       -

   Government Portfolio - Class II Shares (12/00)              2005        1.013           1.025                 422,736
                                                               2004        0.994           1.013                 311,005
                                                               2003        1.000           0.994                  36,716

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.466           1.577               1,544,550
                                                               2004        1.310           1.466                 936,854
                                                               2003        1.000           1.310                  96,491

   Money Market Portfolio - Class II Shares (12/00)            2005        0.971           0.975                 723,935
                                                               2004        0.985           0.971               2,187,578
                                                               2003        1.000           0.985                  87,874

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.483           1.695               2,270,594
                                                               2004        1.313           1.483               1,568,218
                                                               2003        1.000           1.313                 395,211

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.726           1.997               1,740,003
                                                               2004        1.412           1.726               1,095,825
                                                               2003        1.000           1.412                  97,113

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2005        1.206           1.271                  51,353
                                                               2004        1.137           1.206                  51,353
                                                               2003        1.000           1.137                  43,834

   Forty Portfolio - Service Shares (5/01)                     2005        1.407           1.551                       -
                                                               2004        1.218           1.407                       -
                                                               2003        1.000           1.218                       -

   Mid Cap Value Portfolio - Service Shares (4/03)             2005        1.542           1.661                  13,766
                                                               2004        1.337           1.542                  13,766
                                                               2003        1.000           1.337                   8,200

   Worldwide Growth Portfolio - Service Shares (5/01)          2005        1.315           1.359                   7,534
                                                               2004        1.284           1.315                  10,045
                                                               2003        1.000           1.284                   1,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.488           1.516                  13,148
                                                               2004        1.403           1.488                  14,234
                                                               2003        1.000           1.403                   8,114

   High Yield Bond Fund - Class I (8/98)                       2005        1.304           1.326                 289,739
                                                               2004        1.199           1.304                  92,834
                                                               2003        1.000           1.199                  22,248

   Investors Fund - Class I (6/98)                             2005        1.451           1.514                   1,784
                                                               2004        1.342           1.451                   1,784
                                                               2003        1.000           1.342                   1,784

   Small Cap Growth Fund - Class I (5/01)                      2005        1.748           1.796                 236,011
                                                               2004        1.551           1.748                  90,167
                                                               2003        1.000           1.551                   1,475

   Strategic Bond Fund - Class I (8/98)                        2005        1.147           1.151                 237,914
                                                               2004        1.098           1.147                  97,623
                                                               2003        1.000           1.098                  59,183

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
The Travelers Series Trust
   Equity Income Portfolio (12/96)                             2005        1.454           1.488                 217,741
                                                               2004        1.352           1.454                  63,963
                                                               2003        1.000           1.352                  43,144

   Large Cap Portfolio (12/96)                                 2005        1.312           1.396                  64,547
                                                               2004        1.257           1.312                  13,288
                                                               2003        1.000           1.257                   3,817

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.027           1.045                 304,327
                                                               2004        1.007           1.027                  60,591
                                                               2003        1.000           1.007                  23,100

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.802           2.362                  41,952
                                                               2004        1.495           1.802                  13,338
                                                               2003        1.000           1.495                   4,316

   Equity and Income Portfolio - Class II (5/03)               2005        1.262           1.327                 157,183
                                                               2004        1.156           1.262                  16,761
                                                               2003        1.000           1.156                       -

   Equity Growth Portfolio - Class I (5/01)                    2005        1.328           1.505                  64,156
                                                               2004        1.259           1.328                  35,220
                                                               2003        1.000           1.259                  20,016

   Global Franchise Portfolio - Class II (5/03)                2005        1.346           1.476                 333,570
                                                               2004        1.219           1.346                  56,349
                                                               2003        1.000           1.219                  17,053

   Global Value Equity Portfolio - Class I (6/98)              2005        1.506           1.561                 139,295
                                                               2004        1.355           1.506                  55,544
                                                               2003        1.000           1.355                   4,874

   Mid Cap Growth Portfolio - Class I (5/01)                   2005        1.686           1.941                  64,823
                                                               2004        1.416           1.686                       -
                                                               2003        1.000           1.416                       -

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.631           1.794                  18,681
                                                               2004        1.453           1.631                   5,864
                                                               2003        1.000           1.453                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
   Small Company Growth Portfolio - Class II (5/03)            2005        1.578           1.745                  21,841
                                                               2004        1.355           1.578                  13,220
                                                               2003        1.000           1.355                   7,765

   Technology Portfolio - Class I (5/01)                       2005        1.359           1.327                   2,354
                                                               2004        1.411           1.359                   2,356
                                                               2003        1.000           1.411                     733

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.865           2.137                  71,514
                                                               2004        1.396           1.865                  23,916
                                                               2003        1.000           1.396                  16,277

   Value Portfolio - Class I (7/98)                            2005        1.587           1.625                  87,606
                                                               2004        1.376           1.587                  55,967
                                                               2003        1.000           1.376                  43,875

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.529           1.559                 616,192
                                                               2004        1.330           1.529                 209,044
                                                               2003        1.000           1.330                  98,912

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.310           1.381                 114,058
                                                               2004        1.253           1.310                  20,583
                                                               2003        1.000           1.253                   9,345

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.288           1.360                  10,851
                                                               2004        1.267           1.288                  10,858
                                                               2003        1.000           1.267                  10,859

   Government Portfolio - Class II Shares (12/00)              2005        1.011           1.022                  51,524
                                                               2004        0.994           1.011                  44,760
                                                               2003        1.000           0.994                  27,632

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.463           1.572                 201,928
                                                               2004        1.309           1.463                 113,211
                                                               2003        1.000           1.309                  54,526

   Money Market Portfolio - Class II Shares (12/00)            2005        0.969           0.972                 101,989
                                                               2004        0.984           0.969                  16,366
                                                               2003        1.000           0.984                  10,312

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.480           1.690                 267,655
                                                               2004        1.312           1.480                  74,496
                                                               2003        1.000           1.312                  36,921

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.723           1.991                 262,176
                                                               2004        1.411           1.723                  89,382
                                                               2003        1.000           1.411                   6,462



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Capital Appreciation Portfolio - Service Shares changed its name to Janus Aspen Series / Forty Portfolio- Service Shares.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------       ----   ---------------  -------------        ------------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.223           1.321                  35,571
                                                               2004        1.141           1.223                  31,544
                                                               2003        1.000           1.141                       -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.164           1.205                       -
                                                               2004        1.095           1.164                       -
                                                               2003        1.000           1.095                       -

   Equity Portfolio - Class Y (9/03)                           2005        1.176           1.363                       -
                                                               2004        1.080           1.176                       -
                                                               2003        1.000           1.080                       -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.185           1.216                       -
                                                               2004        1.093           1.185                       -
                                                               2003        1.000           1.093                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.250           1.278                       -
                                                               2004        1.174           1.250                       -
                                                               2003        1.000           1.174                       -

   High Yield Bond Fund - Class I (8/98)                       2005        1.168           1.192                   6,869
                                                               2004        1.070           1.168                   4,144
                                                               2003        1.000           1.070                       -

   Investors Fund - Class I (6/98)                             2005        1.237           1.295                       -
                                                               2004        1.140           1.237                       -
                                                               2003        1.000           1.140                       -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.166           1.206                  82,909
                                                               2004        1.181           1.166                  55,169
                                                               2003        1.000           1.181                       -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.434           1.478                  16,481
                                                               2004        1.268           1.434                  11,825
                                                               2003        1.000           1.268                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Strategic Bond Fund - Class I (8/98)                           2005        1.065           1.073                  26,221
                                                               2004        1.017           1.065                  12,685
                                                               2003        1.000           1.017                       -

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.218           1.265                       -
                                                               2004        1.129           1.218                       -
                                                               2003        1.000           1.129                       -

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2005        1.402           1.571                  18,634
                                                               2004        1.211           1.402                  12,320
                                                               2003        1.000           1.211                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.211           1.294                 125,696
                                                               2004        1.157           1.211                  94,463
                                                               2003        1.000           1.157                       -

   Equity Income Portfolio (5/97)                              2005        1.231           1.263                  35,703
                                                               2004        1.140           1.231                  34,600
                                                               2003        1.000           1.140                       -

   Large Cap Portfolio (6/97)                                  2005        1.182           1.262                  15,599
                                                               2004        1.129           1.182                       -
                                                               2003        1.000           1.129                       -

   MFS Total Return Portfolio (5/97)                           2005        1.172           1.185                  20,814
                                                               2004        1.070           1.172                  14,950
                                                               2003        1.000           1.070                       -

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                            2005        1.000           1.112                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -
   Class II (5/03)                                             2005        1.025           1.047                   9,063
                                                               2004        1.002           1.025                       -
                                                               2003        1.000           1.002                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Emerging Markets Equity Portfolio -
   Class I (11/98)                                             2005        1.644           2.162                       -
                                                               2004        1.358           1.644                       -
                                                               2003        1.000           1.358                       -

   Equity and Income Portfolio - Class II (5/03)               2005        1.204           1.270                  15,452
                                                               2004        1.098           1.204                   3,980
                                                               2003        1.000           1.098                       -

   Equity Growth Portfolio - Class I (5/00)                    2005        1.183           1.345                       -
                                                               2004        1.117           1.183                       -
                                                               2003        1.000           1.117                       -

   Global Franchise Portfolio - Class II (5/03)                2005        1.289           1.418                  35,769
                                                               2004        1.163           1.289                  35,179
                                                               2003        1.000           1.163                       -

   Global Value Equity Portfolio - Class I (6/98)              2005        1.337           1.390                   2,603
                                                               2004        1.198           1.337                   2,287
                                                               2003        1.000           1.198                       -

   Mid Cap Growth Portfolio - Class I (5/00)                   2005        1.434           1.657                   5,230
                                                               2004        1.200           1.434                   5,658
                                                               2003        1.000           1.200                       -

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.363           1.505                       -
                                                               2004        1.211           1.363                       -
                                                               2003        1.000           1.211                       -

   Small Company Growth Portfolio -
   Class II (5/03)                                             2005        1.438           1.595                   4,517
                                                               2004        1.230           1.438                   4,243
                                                               2003        1.000           1.230                       -

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.588           1.827                   9,361
                                                               2004        1.185           1.588                   8,626
                                                               2003        1.000           1.185                       -

   Value Portfolio - Class I (7/98)                            2005        1.360           1.398                       -
                                                               2004        1.175           1.360                       -
                                                               2003        1.000           1.175                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.331           1.361                 179,338
                                                               2004        1.153           1.331                 119,331
                                                               2003        1.000           1.153                       -

   Emerging Growth Portfolio - Class II
   Shares (12/00)                                              2005        1.167           1.234                  36,027
                                                               2004        1.112           1.167                  35,216
                                                               2003        1.000           1.112                       -

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.149           1.218                       -
                                                               2004        1.127           1.149                       -
                                                               2003        1.000           1.127                       -

   Government Portfolio - Class II Shares (12/00)              2005        1.002           1.016                   8,869
                                                               2004        0.981           1.002                       -
                                                               2003        1.000           0.981                       -

   Growth and Income Portfolio - Class II
   Shares (12/00)                                              2005        1.287           1.388                  14,892
                                                               2004        1.148           1.287                  12,412
                                                               2003        1.000           1.148                       -

   Money Market Portfolio - Class II Shares (12/00)            2005        0.980           0.986                       -
                                                               2004        0.991           0.980                       -
                                                               2003        1.000           0.991                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.328           1.522                 111,732
                                                               2004        1.173           1.328                  88,837
                                                               2003        1.000           1.173                       -

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.543           1.790                   5,272
                                                               2004        1.260           1.543                       -
                                                               2003        1.000           1.260                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.85%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (5/02)                                2005        1.000           1.093                       -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.000           1.033                       -

   Equity Portfolio - Class Y (9/03)                           2005        1.000           1.185                       -\

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.000           1.030                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.000           1.037                       -

   High Yield Bond Fund - Class I (8/98)                       2005        1.000           1.010                       -

   Investors Fund - Class I (6/98)                             2005        1.000           1.049                       -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.000           1.058                       -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.000           1.078                       -

   Strategic Bond Fund - Class I (8/98)                        2005        1.000           0.996                       -

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.000           1.040                       -

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2005        1.000           1.125                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.000           1.083                       -

   Equity Income Portfolio (5/97)                              2005        1.000           1.032                       -

   Large Cap Portfolio (6/97)                                  2005        1.000           1.078                       -

   MFS Total Return Portfolio (5/97)                           2005        1.000           1.012                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                            2005        1.000           1.111                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -
   Class II (5/03)                                             2005        1.000           1.011                       -

   Emerging Markets Equity Portfolio -
   Class I (11/98)                                             2005        1.000           1.258                       -

   Equity and Income Portfolio - Class II (5/03)               2005        1.000           1.053                       -

   Equity Growth Portfolio - Class I (5/00)                    2005        1.000           1.175                       -

   Global Franchise Portfolio - Class II (5/03)                2005        1.000           1.088                       -

   Global Value Equity Portfolio - Class I (6/98)              2005        1.000           1.044                       -

   Mid Cap Growth Portfolio - Class I (5/00)                   2005        1.000           1.157                       -

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.000           1.099                       -

   Small Company Growth Portfolio -
   Class II (5/03)                                             2005        1.000           1.105                       -

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.000           1.187                       -

   Value Portfolio - Class I (7/98)                            2005        1.000           1.037                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.000           1.032                       -

   Emerging Growth Portfolio - Class II
   Shares (12/00)                                              2005        1.000           1.075                       -

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.000           1.075                       -

   Government Portfolio - Class II Shares (12/00)              2005        1.000           1.005                       -

   Growth and Income Portfolio - Class II
   Shares (12/00)                                              2005        1.000           1.073                       -

   Money Market Portfolio - Class II  Shares (12/00)           2005        1.000           1.006                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.000           1.134                       -

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.000           1.142                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (5/02)                                2005        1.492           1.607               1,142,817
                                                               2004        1.395           1.492                 790,765
                                                               2003        1.000           1.395                 300,518

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.160           1.198                 400,493
                                                               2004        1.094           1.160                 220,966
                                                               2003        1.000           1.094                       -

   Equity Portfolio - Class Y (9/03)                           2005        1.173           1.355                 109,052
                                                               2004        1.079           1.173                  87,686
                                                               2003        1.000           1.079                       -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.181           1.209                 336,010
                                                               2004        1.093           1.181                 870,690
                                                               2003        1.000           1.093                 160,228

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.491           1.520                 529,664
                                                               2004        1.404           1.491                 335,551
                                                               2003        1.000           1.404                  24,374

   High Yield Bond Fund - Class I (8/98)                       2005        1.307           1.330                 534,329
                                                               2004        1.200           1.307                 336,303
                                                               2003        1.000           1.200                  50,098

   Investors Fund - Class I (6/98)                             2005        1.454           1.518                  56,380
                                                               2004        1.344           1.454                  44,793
                                                               2003        1.000           1.344                   3,605

   Large Cap Growth Fund - Class I (5/02)                      2005        1.415           1.459                 409,791
                                                               2004        1.436           1.415                 373,758
                                                               2003        1.000           1.436                  92,228

   Small Cap Growth Fund - Class I (5/00)                      2005        1.752           1.801                 616,158
                                                               2004        1.552           1.752                 824,424
                                                               2003        1.000           1.552                 110,336

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Strategic Bond Fund - Class I (8/98)                        2005        1.149           1.154               1,090,111
                                                               2004        1.099           1.149                 677,711
                                                               2003        1.000           1.099                  65,049

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.213           1.257                 336,327
                                                               2004        1.127           1.213                 229,094
                                                               2003        1.000           1.127                  12,762

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2005        1.397           1.561               1,281,013
                                                               2004        1.209           1.397                 818,012
                                                               2003        1.000           1.209                 171,354

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.358           1.448                 359,702
                                                               2004        1.301           1.358                 357,130
                                                               2003        1.000           1.301                  29,659

   Equity Income Portfolio (5/97)                              2005        1.457           1.492                 787,517
                                                               2004        1.353           1.457                 362,896
                                                               2003        1.000           1.353                  54,268

   Large Cap Portfolio (6/97)                                  2005        1.314           1.400                 632,954
                                                               2004        1.259           1.314                 698,341
                                                               2003        1.000           1.259                  34,870

   MFS Total Return Portfolio (5/97)                           2005        1.282           1.294               1,681,703
                                                               2004        1.173           1.282                 842,454
                                                               2003        1.000           1.173                  19,557

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                            2005        1.000           1.110                  22,204

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -
   Class II (5/03)                                             2005        1.028           1.048               1,635,388
                                                               2004        1.008           1.028               1,059,856
                                                               2003        1.000           1.008                  39,089

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Emerging Markets Equity Portfolio -
Class I (11/98)                                                2005        1.805           2.369                 442,128
                                                               2004        1.496           1.805                 323,749
                                                               2003        1.000           1.496                  11,603

Equity and Income Portfolio - Class II (5/03)                  2005        1.264           1.331               2,068,332
                                                               2004        1.157           1.264               1,489,235
                                                               2003        1.000           1.157                 135,648

Equity Growth Portfolio - Class I (5/00)                       2005        1.331           1.510                 242,359
                                                               2004        1.260           1.331                 149,803
                                                               2003        1.000           1.260                   4,543

Global Franchise Portfolio - Class II (5/03)                   2005        1.348           1.480               2,578,002
                                                               2004        1.219           1.348               1,638,153
                                                               2003        1.000           1.219                 164,072

Global Value Equity Portfolio - Class I (6/98)                 2005        1.509           1.565                 567,579
                                                               2004        1.356           1.509                 446,549
                                                               2003        1.000           1.356                  25,825

Mid Cap Growth Portfolio - Class I (5/00)                      2005        1.689           1.947                 321,119
                                                               2004        1.417           1.689                 226,524
                                                               2003        1.000           1.417                  38,287

Mid Cap Value Portfolio - Class I (6/98)                       2005        1.634           1.799                 295,601
                                                               2004        1.455           1.634                 179,743
                                                               2003        1.000           1.455                  24,579

Small Company Growth Portfolio - Class II (5/03)               2005        1.581           1.749                 571,580
                                                               2004        1.356           1.581                 326,097
                                                               2003        1.000           1.356                   6,305

U.S. Real Estate Portfolio - Class I (10/98)                   2005        1.868           2.144                 742,310
                                                               2004        1.397           1.868                 491,612
                                                               2003        1.000           1.397                  16,435

Value Portfolio - Class I (7/98)                               2005        1.590           1.630                 341,450
                                                               2004        1.377           1.590                 287,937
                                                               2003        1.000           1.377                   8,045

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.532           1.563               4,003,379
                                                               2004        1.331           1.532               3,065,968
                                                               2003        1.000           1.331                 309,664

   Emerging Growth Portfolio - Class II
   Shares (12/00)                                              2005        1.312           1.385               1,213,010
                                                               2004        1.254           1.312                 959,124
                                                               2003        1.000           1.254                 144,712

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.290           1.364                 195,389
                                                               2004        1.268           1.290                 173,995
                                                               2003        1.000           1.268                       -

   Government Portfolio - Class II Shares (12/00)              2005        1.013           1.025                 422,736
                                                               2004        0.994           1.013                 311,005
                                                               2003        1.000           0.994                  36,716

   Growth and Income Portfolio - Class II
   Shares (12/00)                                              2005        1.466           1.577               1,544,550
                                                               2004        1.310           1.466                 936,854
                                                               2003        1.000           1.310                  96,491

   Money Market Portfolio - Class II Shares (12/00)            2005        0.971           0.975                 723,935
                                                               2004        0.985           0.971               2,187,578
                                                               2003        1.000           0.985                  87,874

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.483           1.695               2,270,594
                                                               2004        1.313           1.483               1,568,218
                                                               2003        1.000           1.313                 395,211

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.726           1.997               1,740,003
                                                               2004        1.412           1.726               1,095,825
                                                               2003        1.000           1.412                  97,113

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (5/02)                                2005        1.489           1.603                  94,192
                                                               2004        1.394           1.489                   5,855
                                                               2003        1.000           1.394                       -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.159           1.196                  17,913
                                                               2004        1.094           1.159                   9,091
                                                               2003        1.000           1.094                       -

   Equity Portfolio - Class Y (9/03)                           2005        1.171           1.352                  10,541
                                                               2004        1.079           1.171                  11,859
                                                               2003        1.000           1.079                       -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.180           1.206                 128,265
                                                               2004        1.092           1.180                       -
                                                               2003        1.000           1.092                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.488           1.516                  13,148
                                                               2004        1.403           1.488                  14,234
                                                               2003        1.000           1.403                   8,114

   High Yield Bond Fund - Class I (8/98)                       2005        1.304           1.326                 289,739
                                                               2004        1.199           1.304                  92,834
                                                               2003        1.000           1.199                  22,248

   Investors Fund - Class I (6/98)                             2005        1.451           1.514                   1,784
                                                               2004        1.342           1.451                   1,784
                                                               2003        1.000           1.342                   1,784

   Large Cap Growth Fund - Class I (5/02)                      2005        1.412           1.455                  27,736
                                                               2004        1.435           1.412                       -
                                                               2003        1.000           1.435                       -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.748           1.796                 236,011
                                                               2004        1.551           1.748                  90,167
                                                               2003        1.000           1.551                   1,475

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Strategic Bond Fund - Class I (8/98)                        2005        1.147           1.151                 237,914
                                                               2004        1.098           1.147                  97,623
                                                               2003        1.000           1.098                  59,183

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.211           1.254                   3,438
                                                               2004        1.127           1.211                       -
                                                               2003        1.000           1.127                       -

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2005        1.395           1.557                 241,806
                                                               2004        1.209           1.395                  65,430
                                                               2003        1.000           1.209                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.356           1.444                  13,099
                                                               2004        1.300           1.356                   7,698
                                                               2003        1.000           1.300                       -

   Equity Income Portfolio (5/97)                              2005        1.454           1.488                 217,741
                                                               2004        1.352           1.454                  63,963
                                                               2003        1.000           1.352                  43,144

   Large Cap Portfolio (6/97)                                  2005        1.312           1.396                  64,547
                                                               2004        1.257           1.312                  13,288
                                                               2003        1.000           1.257                   3,817

   MFS Total Return Portfolio (5/97)                           2005        1.280           1.290                 203,007
                                                               2004        1.172           1.280                  12,487
                                                               2003        1.000           1.172                       -

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                            2005        1.000           1.109                   2,092

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -
   Class II (5/03)                                             2005        1.027           1.045                 304,327
                                                               2004        1.007           1.027                  60,591
                                                               2003        1.000           1.007                  23,100

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Emerging Markets Equity Portfolio -
Class I (11/98)                                                2005        1.802           2.362                  41,952
                                                               2004        1.495           1.802                  13,338
                                                               2003        1.000           1.495                   4,316

Equity and Income Portfolio - Class II (5/03)                  2005        1.262           1.327                 157,183
                                                               2004        1.156           1.262                  16,761
                                                               2003        1.000           1.156                       -

Equity Growth Portfolio - Class I (5/00)                       2005        1.328           1.505                  64,156
                                                               2004        1.259           1.328                  35,220
                                                               2003        1.000           1.259                  20,016

Global Franchise Portfolio - Class II (5/03)                   2005        1.346           1.476                 333,570
                                                               2004        1.219           1.346                  56,349
                                                               2003        1.000           1.219                  17,053

Global Value Equity Portfolio - Class I (6/98)                 2005        1.506           1.561                 139,295
                                                               2004        1.355           1.506                  55,544
                                                               2003        1.000           1.355                   4,874

Mid Cap Growth Portfolio - Class I (5/00)                      2005        1.686           1.941                  64,823
                                                               2004        1.416           1.686                       -
                                                               2003        1.000           1.416                       -

Mid Cap Value Portfolio - Class I (6/98)                       2005        1.631           1.794                  18,681
                                                               2004        1.453           1.631                   5,864
                                                               2003        1.000           1.453                       -

Small Company Growth Portfolio -
Class II (5/03)                                                2005        1.578           1.745                  21,841
                                                               2004        1.355           1.578                  13,220
                                                               2003        1.000           1.355                   7,765

U.S. Real Estate Portfolio - Class I (10/98)                   2005        1.865           2.137                  71,514
                                                               2004        1.396           1.865                  23,916
                                                               2003        1.000           1.396                  16,277

Value Portfolio - Class I (7/98)                               2005        1.587           1.625                  87,606
                                                               2004        1.376           1.587                  55,967
                                                               2003        1.000           1.376                  43,875

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.529           1.559                 616,192
                                                               2004        1.330           1.529                 209,044
                                                               2003        1.000           1.330                  98,912

   Emerging Growth Portfolio - Class II
   Shares (12/00)                                              2005        1.310           1.381                 114,058
                                                               2004        1.253           1.310                  20,583
                                                               2003        1.000           1.253                   9,345

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.288           1.360                  10,851
                                                               2004        1.267           1.288                  10,858
                                                               2003        1.000           1.267                  10,859

   Government Portfolio - Class II Shares (12/00)              2005        1.011           1.022                  51,524
                                                               2004        0.994           1.011                  44,760
                                                               2003        1.000           0.994                  27,632

   Growth and Income Portfolio - Class II
   Shares (12/00)                                              2005        1.463           1.572                 201,928
                                                               2004        1.309           1.463                 113,211
                                                               2003        1.000           1.309                  54,526

   Money Market Portfolio - Class II Shares (12/00)            2005        0.969           0.972                 101,989
                                                               2004        0.984           0.969                  16,366
                                                               2003        1.000           0.984                  10,312

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.480           1.690                 267,655
                                                               2004        1.312           1.480                  74,496
                                                               2003        1.000           1.312                  36,921

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.723           1.991                 262,176
                                                               2004        1.411           1.723                  89,382
                                                               2003        1.000           1.411                   6,462

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (5/02)                                2005        1.215           1.307                 212,585
                                                               2004        1.138           1.215                 205,836
                                                               2003        1.000           1.138                  16,894

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.158           1.194                  64,906
                                                               2004        1.093           1.158                  43,601
                                                               2003        1.000           1.093                       -
   Equity Portfolio - Class Y (9/03)                           2005        1.170           1.351                  44,186
                                                               2004        1.079           1.170                  41,519
                                                               2003        1.000           1.079                       -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.179           1.205                 176,416
                                                               2004        1.092           1.179                 126,227
                                                               2003        1.000           1.092                  13,592

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.242           1.265                 114,372
                                                               2004        1.172           1.242                  88,670
                                                               2003        1.000           1.172                   3,853

   High Yield Bond Fund - Class I (8/98)                       2005        1.161           1.180                  91,096
                                                               2004        1.068           1.161                  61,229
                                                               2003        1.000           1.068                   4,588

   Investors Fund - Class I (6/98)                             2005        1.229           1.281                  30,679
                                                               2004        1.138           1.229                  30,684
                                                               2003        1.000           1.138                       -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.159           1.194                 261,757
                                                               2004        1.178           1.159                 214,249
                                                               2003        1.000           1.178                       -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.425           1.463                 221,684
                                                               2004        1.265           1.425                 175,039
                                                               2003        1.000           1.265                   1,384

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Strategic Bond Fund - Class I (8/98)                        2005        1.059           1.062                 165,876
                                                               2004        1.014           1.059                 171,153
                                                               2003        1.000           1.014                  16,470

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.210           1.252                 114,320
                                                               2004        1.126           1.210                  94,645
                                                               2003        1.000           1.126                   5,217

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2005        1.394           1.555                 306,379
                                                               2004        1.208           1.394                 266,184
                                                               2003        1.000           1.208                  14,996

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.203           1.281                  76,962
                                                               2004        1.154           1.203                  69,874
                                                               2003        1.000           1.154                   8,101

   Equity Income Portfolio (5/97)                              2005        1.223           1.251                 100,721
                                                               2004        1.137           1.223                  90,109
                                                               2003        1.000           1.137                  13,129

   Large Cap Portfolio (6/97)                                  2005        1.175           1.249                  80,156
                                                               2004        1.127           1.175                  73,089
                                                               2003        1.000           1.127                   3,650

   MFS Total Return Portfolio (5/97)                           2005        1.164           1.173                 316,184
                                                               2004        1.067           1.164                 265,954
                                                               2003        1.000           1.067                  12,649

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                            2005        1.000           1.109                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -
   Class II (5/03)                                             2005        1.018           1.036                  97,548
                                                               2004        1.000           1.018                  61,887
                                                               2003        1.000           1.000                   5,022

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Emerging Markets Equity Portfolio - Class I (11/98)            2005        1.633           2.140                  96,751
                                                               2004        1.355           1.633                  87,104
                                                               2003        1.000           1.355                     964

Equity and Income Portfolio - Class II (5/03)                  2005        1.196           1.257                 181,996
                                                               2004        1.096           1.196                 160,894
                                                               2003        1.000           1.096                  15,378

Equity Growth Portfolio - Class I (5/00)                       2005        1.176           1.331                  35,347
                                                               2004        1.114           1.176                  28,382
                                                               2003        1.000           1.114                       -

Global Franchise Portfolio - Class II (5/03)                   2005        1.281           1.404                 286,469
                                                               2004        1.161           1.281                 237,755
                                                               2003        1.000           1.161                   7,628

Global Value Equity Portfolio - Class I (6/98)                 2005        1.328           1.376                  27,499
                                                               2004        1.195           1.328                  25,198
                                                               2003        1.000           1.195                       -

Mid Cap Growth Portfolio - Class I (5/00)                      2005        1.425           1.640                  33,061
                                                               2004        1.197           1.425                  25,255
                                                               2003        1.000           1.197                     825

Mid Cap Value Portfolio - Class I (6/98)                       2005        1.355           1.489                  97,688
                                                               2004        1.208           1.355                  90,801
                                                               2003        1.000           1.208                   2,065

Small Company Growth Portfolio - Class II (5/03)               2005        1.429           1.579                  67,245
                                                               2004        1.228           1.429                  49,821
                                                               2003        1.000           1.228                     629

U.S. Real Estate Portfolio - Class I (10/98)                   2005        1.578           1.808                 109,930
                                                               2004        1.182           1.578                  95,774
                                                               2003        1.000           1.182                   1,092

Value Portfolio - Class I (7/98)                               2005        1.352           1.384                 129,340
                                                               2004        1.172           1.352                 112,924
                                                               2003        1.000           1.172                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.322           1.348                 666,801
                                                               2004        1.151           1.322                 562,958
                                                               2003        1.000           1.151                   2,990

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.160           1.222                 170,951
                                                               2004        1.110           1.160                 150,481
                                                               2003        1.000           1.110                   8,155

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.142           1.206                       -
                                                               2004        1.124           1.142                       -
                                                               2003        1.000           1.124                       -

   Government Portfolio - Class II Shares (12/00)              2005        0.995           1.006                  39,367
                                                               2004        0.979           0.995                  33,969
                                                               2003        1.000           0.979                   1,146

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.279           1.374                 253,941
                                                               2004        1.145           1.279                 191,234
                                                               2003        1.000           1.145                  16,692

   Money Market Portfolio - Class II Shares (12/00)            2005        0.974           0.976                  46,422
                                                               2004        0.989           0.974                  37,909
                                                               2003        1.000           0.989                     807

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.320           1.507                 179,756
                                                               2004        1.171           1.320                 118,182
                                                               2003        1.000           1.171                  21,506

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.534           1.772                 292,404
                                                               2004        1.257           1.534                 224,966
                                                               2003        1.000           1.257                   8,490

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (5/02)                                2005        1.117           1.207                       -
                                                               2004        1.042           1.117                       -
                                                               2003        0.756           1.042                       -
                                                               2002        1.000           0.756                       -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.165           1.207                       -
                                                               2004        1.095           1.165                       -
                                                               2003        1.000           1.095                       -

   Equity Portfolio - Class Y (9/03)                           2005        1.177           1.365                       -
                                                               2004        1.080           1.177                       -
                                                               2003        1.000           1.080                       -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.186           1.217                       -
                                                               2004        1.093           1.186                       -
                                                               2003        1.000           1.093                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.210           1.237                 140,403
                                                               2004        1.136           1.210                 144,916
                                                               2003        0.831           1.136                 143,580
                                                               2002        1.128           0.831                  90,365
                                                               2001        1.000           1.128                     100

   High Yield Bond Fund - Class I (8/98)                       2005        1.460           1.491                 148,036
                                                               2004        1.337           1.460                 154,594
                                                               2003        1.095           1.337                 150,551
                                                               2002        1.038           1.095                  79,940
                                                               2001        1.000           1.038                     502

   Investors Fund - Class I (6/98)                             2005        1.211           1.269                 141,323
                                                               2004        1.116           1.211                 143,499
                                                               2003        0.858           1.116                 140,059
                                                               2002        1.134           0.858                 151,884
                                                               2001        1.000           1.134                     263

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Large Cap Growth Fund - Class I (5/02)                      2005        1.121           1.160                       -
                                                               2004        1.135           1.121                       -
                                                               2003        0.799           1.135                       -
                                                               2002        1.000           0.799                       -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.336           1.377                 158,136
                                                               2004        1.180           1.336                 162,443
                                                               2003        0.806           1.180                 166,466
                                                               2002        1.256           0.806                 141,157
                                                               2001        1.000           1.256                     276

   Strategic Bond Fund - Class I (8/98)                        2005        1.267           1.276                 199,794
                                                               2004        1.208           1.267                 211,156
                                                               2003        1.085           1.208                 216,904
                                                               2002        1.014           1.085                 131,088
                                                               2001        1.000           1.014                       -

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.219           1.267                       -
                                                               2004        1.129           1.219                       -
                                                               2003        1.000           1.129                       -

Scudder Variable Series II
   Scudder International Select Equity Portfolio - Class B (6/03)
                                                               2005        1.403           1.573                   1,691
                                                               2004        1.211           1.403                       -
                                                               2003        1.000           1.211                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.202           1.285                       -
                                                               2004        1.148           1.202                       -
                                                               2003        0.903           1.148                       -
                                                               2002        1.207           0.903                       -
                                                               2001        1.000           1.207                       -

   Equity Income Portfolio (5/97)                              2005        1.333           1.369                 200,794
                                                               2004        1.233           1.333                 281,624
                                                               2003        0.956           1.233                 283,223
                                                               2002        1.130           0.956                 148,363
                                                               2001        1.000           1.130                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Large Cap Portfolio (6/97)                                  2005        1.109           1.185                  85,872
                                                               2004        1.059           1.109                  85,901
                                                               2003        0.864           1.059                  79,311
                                                               2002        1.138           0.864                  61,527
                                                               2001        1.000           1.138                       -

   MFS Total Return Portfolio (5/97)                           2005        1.264           1.280                   3,350
                                                               2004        1.154           1.264                       -
                                                               2003        1.007           1.154                       -
                                                               2002        1.081           1.007                       -
                                                               2001        1.000           1.081                       -

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                            2005        1.000           1.112                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)
                                                               2005        1.033           1.056                   2,439
                                                               2004        1.010           1.033                       -
                                                               2003        1.000           1.010                       -

   Emerging Markets Equity Portfolio - Class I (11/98)
                                                               2005        2.029           2.670                  17,916
                                                               2004        1.676           2.029                  11,798
                                                               2003        1.139           1.676                  11,799
                                                               2002        1.272           1.139                  11,800
                                                               2001        1.000           1.272                       -

   Equity and Income Portfolio - Class II (5/03)               2005        1.271           1.342                   8,458
                                                               2004        1.159           1.271                   5,884
                                                               2003        1.000           1.159                       -

   Equity Growth Portfolio - Class I (5/00)                    2005        1.077           1.225                  79,482
                                                               2004        1.017           1.077                  82,205
                                                               2003        0.828           1.017                  85,904
                                                               2002        1.167           0.828                  45,544
                                                               2001        1.000           1.167                       -

   Global Franchise Portfolio - Class II (5/03)                2005        1.355           1.491                  40,733
                                                               2004        1.222           1.355                  18,277
                                                               2003        1.000           1.222                  16,248

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Global Value Equity Portfolio - Class I (6/98)              2005        1.273           1.325                  99,074
                                                               2004        1.141           1.273                 131,878
                                                               2003        0.900           1.141                  81,138
                                                               2002        1.101           0.900                  54,169
                                                               2001        1.000           1.101                       -

   Mid Cap Growth Portfolio - Class I (5/00)                   2005        1.332           1.539                  69,493
                                                               2004        1.114           1.332                  91,838
                                                               2003        0.799           1.114                 100,503
                                                               2002        1.181           0.799                  84,342
                                                               2001        1.000           1.181                       -

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.346           1.487                 162,642
                                                               2004        1.195           1.346                 161,387
                                                               2003        0.859           1.195                 168,746
                                                               2002        1.214           0.859                 176,008
                                                               2001        1.000           1.214                     248

   Small Company Growth Portfolio - Class II (5/03)
                                                               2005        1.589           1.763                       -
                                                               2004        1.358           1.589                       -
                                                               2003        1.000           1.358                       -

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.950           2.244                 100,729
                                                               2004        1.454           1.950                 128,744
                                                               2003        1.076           1.454                 245,079
                                                               2002        1.103           1.076                 231,447
                                                               2001        1.000           1.103                   9,427

   Value Portfolio - Class I (7/98)                            2005        1.350           1.387                  64,887
                                                               2004        1.165           1.350                  64,897
                                                               2003        0.884           1.165                  82,225
                                                               2002        1.155           0.884                  72,166
                                                               2001        1.000           1.155                     260

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.287           1.317                 871,125
                                                               2004        1.115           1.287                 862,820
                                                               2003        0.867           1.115                 780,456
                                                               2002        1.094           0.867                 489,250
                                                               2001        1.000           1.094                  10,721

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Emerging Growth Portfolio - Class II Shares (12/00)         2005        0.984           1.042             135,152
                                                               2004        0.938           0.984             138,648
                                                               2003        0.751           0.938             137,609
                                                               2002        1.134           0.751             134,335
                                                               2001        1.000           1.134                 304

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.038           1.101              56,659
                                                               2004        1.017           1.038              60,571
                                                               2003        0.823           1.017              63,711
                                                               2002        1.189           0.823              78,757
                                                               2001        1.000           1.189                   -

   Government Portfolio - Class II Shares (12/00)              2005        1.093           1.110             470,675
                                                               2004        1.070           1.093             287,390
                                                               2003        1.072           1.070             288,318
                                                               2002        0.998           1.072             207,864
                                                               2001        1.000           0.998                   -

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.317           1.421             216,774
                                                               2004        1.174           1.317             382,360
                                                               2003        0.935           1.174             432,167
                                                               2002        1.116           0.935             277,946
                                                               2001        1.000           1.116               4,777

   Money Market Portfolio - Class II Shares (12/00)            2005        0.968           0.975             102,511
                                                               2004        0.979           0.968             170,867
                                                               2003        0.993           0.979             183,563
                                                               2002        1.000           0.993             100,510
                                                               2001        1.000           1.000                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.419           1.628             228,265
                                                               2004        1.254           1.419             242,276
                                                               2003        0.995           1.254              17,354
                                                               2002        1.119           0.995               1,725
                                                               2001        1.000           1.119                   -

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.657           1.922              42,249
                                                               2004        1.352           1.657              39,863

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------               ----    -------------   -------------     ---------------
Mid Cap Portfolio - Service Class 2  (continued)               2003        0.994           1.352             150,032
                                                               2002        1.124           0.994             141,211
                                                               2001        1.000           1.124               9,695

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.498           1.616                   -
                                                               2004        1.398           1.498                   -
                                                               2003        1.000           1.398                   -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.163           1.204                   -
                                                               2004        1.095           1.163                   -
                                                               2003        1.000           1.095                   -

   Equity Portfolio - Class Y (9/03)                           2005        1.176           1.361                   -
                                                               2004        1.080           1.176                   -
                                                               2003        1.000           1.080                   -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.184           1.215                   -
                                                               2004        1.093           1.184                   -
                                                               2003        1.000           1.093                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.496           1.529               4,472
                                                               2004        1.406           1.496              38,883
                                                               2003        1.000           1.406              38,883

   High Yield Bond Fund - Class I (8/98)                       2005        1.312           1.337                   -
                                                               2004        1.202           1.312                   -
                                                               2003        1.000           1.202                   -

   Investors Fund - Class I (6/98)                             2005        1.459           1.527             201,468
                                                               2004        1.346           1.459             201,572
                                                               2003        1.000           1.346             201,596

   Large Cap Growth Fund - Class I (5/02)                      2005        1.420           1.468               6,041
                                                               2004        1.439           1.420               6,041
                                                               2003        1.000           1.439               6,041

   Small Cap Growth Fund - Class I (5/00)                      2005        1.758           1.812              21,147
                                                               2004        1.555           1.758              21,150
                                                               2003        1.000           1.555              21,152

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Strategic Bond Fund - Class I (8/98)                        2005        1.153           1.161                   -
                                                               2004        1.101           1.153                   -
                                                               2003        1.000           1.101                   -

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.217           1.264                   -
                                                               2004        1.129           1.217                   -
                                                               2003        1.000           1.129                   -

Scudder Variable Series II
   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                      2005        1.401           1.569                   -
                                                               2004        1.211           1.401                   -
                                                               2003        1.000           1.211                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.363           1.456                   -
                                                               2004        1.303           1.363               5,125
                                                               2003        1.000           1.303               5,125

   Equity Income Portfolio (5/97)                              2005        1.463           1.501              78,546
                                                               2004        1.355           1.463              78,424
                                                               2003        1.000           1.355              78,356

   Large Cap Portfolio (6/97)                                  2005        1.319           1.408             113,755
                                                               2004        1.261           1.319             113,868
                                                               2003        1.000           1.261             113,875

   MFS Total Return Portfolio (5/97)                           2005        1.287           1.301             130,550
                                                               2004        1.175           1.287             131,955
                                                               2003        1.000           1.175             122,841

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.111                   -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.032           1.053                   -
                                                               2004        1.009           1.032                   -
                                                               2003        1.000           1.009                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Emerging Markets Equity Portfolio - Class I (11/98)            2005        1.812           2.382                 -
                                                               2004        1.498           1.812                 -
                                                               2003        1.000           1.498                 -

Equity and Income Portfolio - Class II (5/03)                  2005        1.269           1.338                 -
                                                               2004        1.158           1.269                 -
                                                               2003        1.000           1.158                 -

Equity Growth Portfolio - Class I (5/00)                       2005        1.336           1.518                 -
                                                               2004        1.262           1.336                 -
                                                               2003        1.000           1.262                 -

Global Franchise Portfolio - Class II (5/03)                   2005        1.352           1.487                 -
                                                               2004        1.221           1.352                 -
                                                               2003        1.000           1.221                 -

Global Value Equity Portfolio - Class I (6/98)                 2005        1.515           1.574                 -
                                                               2004        1.358           1.515                 -
                                                               2003        1.000           1.358                 -

Mid Cap Growth Portfolio - Class I (5/00)                      2005        1.695           1.958                 -
                                                               2004        1.419           1.695                 -
                                                               2003        1.000           1.419                 -

Mid Cap Value Portfolio - Class I (6/98)                       2005        1.640           1.809                 -
                                                               2004        1.457           1.640                 -
                                                               2003        1.000           1.457                 -

Small Company Growth Portfolio - Class II (5/03)               2005        1.586           1.759                 -
                                                               2004        1.358           1.586                 -
                                                               2003        1.000           1.358                 -

U.S. Real Estate Portfolio - Class I (10/98)                   2005        1.875           2.156                 -
                                                               2004        1.400           1.875                 -
                                                               2003        1.000           1.400                 -

Value Portfolio - Class I (7/98)                               2005        1.596           1.639                 -
                                                               2004        1.379           1.596                 -
                                                               2003        1.000           1.379                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.538           1.572              65,568
                                                               2004        1.333           1.538              65,568
                                                               2003        1.000           1.333              65,568

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.317           1.393                   -
                                                               2004        1.256           1.317                   -
                                                               2003        1.000           1.256                   -

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.295           1.372                   -
                                                               2004        1.270           1.295                   -
                                                               2003        1.000           1.270                   -

   Government Portfolio - Class II Shares (12/00)              2005        1.017           1.031                   -
                                                               2004        0.996           1.017                   -
                                                               2003        1.000           0.996                   -

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.471           1.586                   -
                                                               2004        1.313           1.471                   -
                                                               2003        1.000           1.313                   -

   Money Market Portfolio - Class II Shares (12/00)            2005        0.975           0.981                   -
                                                               2004        0.987           0.975                   -
                                                               2003        1.000           0.987                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.488           1.705              52,989
                                                               2004        1.316           1.488              55,201
                                                               2003        1.000           1.316              38,930

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.732           2.008              42,525
                                                               2004        1.415           1.732              39,227
                                                               2003        1.000           1.415              39,653

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.000           1.092                   -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.000           1.032                   -

   Equity Portfolio - Class Y (9/03)                           2005        1.000           1.184                   -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.000           1.030                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.000           1.036                   -

   High Yield Bond Fund - Class I (8/98)                       2005        1.000           1.009              17,243

   Investors Fund - Class I (6/98)                             2005        1.000           1.048                   -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.000           1.057                   -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.000           1.077                   -

   Strategic Bond Fund - Class I (8/98)                        2005        1.000           0.995                   -

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.000           1.039                   -

Scudder Variable Series II
   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                      2005        1.000           1.125              16,933

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.000           1.082                   -

   Equity Income Portfolio (5/97)                              2005        1.000           1.031                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Large Cap Portfolio (6/97)                                  2005        1.000           1.077                   -

   MFS Total Return Portfolio (5/97)                           2005        1.000           1.011               9,024

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.110                   -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.000           1.010              17,224

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.000           1.257               1,864

   Equity and Income Portfolio - Class II (5/03)               2005        1.000           1.052              66,040

   Equity Growth Portfolio - Class I (5/00)                    2005        1.000           1.174                   -

   Global Franchise Portfolio - Class II (5/03)                2005        1.000           1.087              39,911

   Global Value Equity Portfolio - Class I (6/98)              2005        1.000           1.043                   -

   Mid Cap Growth Portfolio - Class I (5/00)                   2005        1.000           1.156               8,228

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.000           1.098               8,519

   Small Company Growth Portfolio - Class II (5/03)            2005        1.000           1.104               4,987

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.000           1.186                 705

   Value Portfolio - Class I (7/98)                            2005        1.000           1.036                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.000           1.031              38,002

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.000           1.074              15,472

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.000           1.074                   -

   Government Portfolio - Class II Shares (12/00)              2005        1.000           1.004                   -

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.000           1.073              25,847

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Money Market Portfolio - Class II Shares (12/00)            2005        1.000           1.005              63,370

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.000           1.133               4,785

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.000           1.141                   -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.000           1.076              43,634

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.000           1.033                   -

   Equity Portfolio - Class Y (9/03)                           2005        1.000           1.125                   -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.000           1.019               1,988

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.000           1.029             137,008

   High Yield Bond Fund - Class I (8/98)                       2005        1.000           1.003              69,849

   Investors Fund - Class I (6/98)                             2005        1.000           1.036              11,886

   Large Cap Growth Fund - Class I (5/02)                      2005        1.000           1.032              35,941

   Small Cap Growth Fund - Class I (5/00)                      2005        1.000           1.004              47,958

   Strategic Bond Fund - Class I (8/98)                        2005        1.000           1.000             455,520

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.000           1.029                   -

Scudder Variable Series II
   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                      2005        1.000           1.120             150,650

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.000           1.070              17,260

   Equity Income Portfolio (5/97)                              2005        1.000           1.023             289,234

   Large Cap Portfolio (6/97)                                  2005        1.000           1.039              50,438

   MFS Total Return Portfolio (5/97)                           2005        1.000           1.004              96,399

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.007              64,157

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.000           1.004             165,837

   Emerging Markets Equity Portfolio - Class I (11/98)         2005        1.000           1.211              43,268

   Equity and Income Portfolio - Class II (5/03)               2005        1.000           1.033              47,987

   Equity Growth Portfolio - Class I (5/00)                    2005        1.000           1.111              11,626

   Global Franchise Portfolio - Class II (5/03)                2005        1.000           1.064             837,556

   Global Value Equity Portfolio - Class I (6/98)              2005        1.000           1.049              15,685

   Mid Cap Growth Portfolio - Class I (5/00)                   2005        1.000           1.105              71,342

   Mid Cap Value Portfolio - Class I (6/98)                    2005        1.000           1.064              67,461

   Small Company Growth Portfolio - Class II (5/03)            2005        1.000           1.043              70,371

   U.S. Real Estate Portfolio - Class I (10/98)                2005        1.000           1.037              47,305

   Value Portfolio - Class I (7/98)                            2005        1.000           1.029                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.000           1.028             747,504

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.000           1.041              51,137

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.000           1.035                   -

   Government Portfolio - Class II Shares (12/00)              2005        1.000           1.000               9,905

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.000           1.039             159,647

   Money Market Portfolio - Class II Shares (12/00)            2005        1.000           1.004               7,339

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.000           1.091             213,719

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.000           1.108             202,431

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.489           1.603              94,192
                                                               2004        1.394           1.489               5,855
                                                               2003        1.000           1.394                   -

Morgan Stanley Variable Investment Series
   Dividend Growth Portfolio - Class Y (9/03)                  2005        1.159           1.196              17,913
                                                               2004        1.094           1.159               9,091
                                                               2003        1.000           1.094                   -

   Equity Portfolio - Class Y (9/03)                           2005        1.171           1.352              10,541
                                                               2004        1.079           1.171              11,859
                                                               2003        1.000           1.079                   -

   S&P 500 Index Portfolio - Class Y (9/03)                    2005        1.180           1.206             128,265
                                                               2004        1.092           1.180                   -
                                                               2003        1.000           1.092                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/98)                              2005        1.488           1.516              13,148
                                                               2004        1.403           1.488              14,234
                                                               2003        1.000           1.403               8,114

   High Yield Bond Fund - Class I (8/98)                       2005        1.304           1.326             289,739
                                                               2004        1.199           1.304              92,834
                                                               2003        1.000           1.199              22,248

   Investors Fund - Class I (6/98)                             2005        1.451           1.514               1,784
                                                               2004        1.342           1.451               1,784
                                                               2003        1.000           1.342               1,784

   Large Cap Growth Fund - Class I (5/02)                      2005        1.412           1.455              27,736
                                                               2004        1.435           1.412                   -
                                                               2003        1.000           1.435                   -

   Small Cap Growth Fund - Class I (5/00)                      2005        1.748           1.796             236,011
                                                               2004        1.551           1.748              90,167
                                                               2003        1.000           1.551               1,475

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Strategic Bond Fund - Class I (8/98)                        2005        1.147           1.151             237,914
                                                               2004        1.098           1.147              97,623
                                                               2003        1.000           1.098              59,183

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2005        1.211           1.254               3,438
                                                               2004        1.127           1.211                   -
                                                               2003        1.000           1.127                   -

Scudder Variable Series II
   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                      2005        1.395           1.557             241,806
                                                               2004        1.209           1.395              65,430
                                                               2003        1.000           1.209                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)                   2005        1.356           1.444              13,099
                                                               2004        1.300           1.356               7,698
                                                               2003        1.000           1.300                   -

   Equity Income Portfolio (5/97)                              2005        1.454           1.488             217,741
                                                               2004        1.352           1.454              63,963
                                                               2003        1.000           1.352              43,144

   Large Cap Portfolio (6/97)                                  2005        1.312           1.396              64,547
                                                               2004        1.257           1.312              13,288
                                                               2003        1.000           1.257               3,817

   MFS Total Return Portfolio (5/97)                           2005        1.280           1.290             203,007
                                                               2004        1.172           1.280              12,487
                                                               2003        1.000           1.172                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.109               2,092

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (5/03)          2005        1.027           1.045             304,327
                                                               2004        1.007           1.027              60,591
                                                               2003        1.000           1.007              23,100

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Emerging Markets Equity Portfolio - Class I (11/98)            2005        1.802           2.362              41,952
                                                               2004        1.495           1.802              13,338
                                                               2003        1.000           1.495               4,316

Equity and Income Portfolio - Class II (5/03)                  2005        1.262           1.327             157,183
                                                               2004        1.156           1.262              16,761
                                                               2003        1.000           1.156                   -

Equity Growth Portfolio - Class I (5/00)                       2005        1.328           1.505              64,156
                                                               2004        1.259           1.328              35,220
                                                               2003        1.000           1.259              20,016

Global Franchise Portfolio - Class II (5/03)                   2005        1.346           1.476             333,570
                                                               2004        1.219           1.346              56,349
                                                               2003        1.000           1.219              17,053

Global Value Equity Portfolio - Class I (6/98)                 2005        1.506           1.561             139,295
                                                               2004        1.355           1.506              55,544
                                                               2003        1.000           1.355               4,874

Mid Cap Growth Portfolio - Class I (5/00)                      2005        1.686           1.941              64,823
                                                               2004        1.416           1.686                   -
                                                               2003        1.000           1.416                   -

Mid Cap Value Portfolio - Class I (6/98)                       2005        1.631           1.794              18,681
                                                               2004        1.453           1.631               5,864
                                                               2003        1.000           1.453                   -

Small Company Growth Portfolio - Class II (5/03)               2005        1.578           1.745              21,841
                                                               2004        1.355           1.578              13,220
                                                               2003        1.000           1.355               7,765

U.S. Real Estate Portfolio - Class I (10/98)                   2005        1.865           2.137              71,514
                                                               2004        1.396           1.865              23,916
                                                               2003        1.000           1.396              16,277

Value Portfolio - Class I (7/98)                               2005        1.587           1.625              87,606
                                                               2004        1.376           1.587              55,967
                                                               2003        1.000           1.376              43,875

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (12/00)                2005        1.529           1.559             616,192
                                                               2004        1.330           1.529             209,044
                                                               2003        1.000           1.330              98,912

   Emerging Growth Portfolio - Class II Shares (12/00)         2005        1.310           1.381             114,058
                                                               2004        1.253           1.310              20,583
                                                               2003        1.000           1.253               9,345

   Enterprise Portfolio - Class II Shares (12/00)              2005        1.288           1.360              10,851
                                                               2004        1.267           1.288              10,858
                                                               2003        1.000           1.267              10,859

   Government Portfolio - Class II Shares (12/00)              2005        1.011           1.022              51,524
                                                               2004        0.994           1.011              44,760
                                                               2003        1.000           0.994              27,632

   Growth and Income Portfolio - Class II Shares (12/00)       2005        1.463           1.572             201,928
                                                               2004        1.309           1.463             113,211
                                                               2003        1.000           1.309              54,526

   Money Market Portfolio - Class II Shares (12/00)            2005        0.969           0.972             101,989
                                                               2004        0.984           0.969              16,366
                                                               2003        1.000           0.984              10,312

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2005        1.480           1.690             267,655
                                                               2004        1.312           1.480              74,496
                                                               2003        1.000           1.312              36,921

   Mid Cap Portfolio - Service Class 2 (12/00)                 2005        1.723           1.991             262,176
                                                               2004        1.411           1.723              89,382
                                                               2003        1.000           1.411               6,462

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.

ANNUAL REPORT
DECEMBER 31, 2005

                                    THE TRAVELERS FUND ABD
                                    FOR VARIABLE ANNUITIES
                                              OF
                                 THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Fund ABD for Variable Annuities and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Fund ABD for Variable Annuities (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Fund ABD for Variable Annuities of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/  DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                       Comstock Portfolio - Class I Shares
                      Comstock Portfolio - Class II Shares
                    Contrafund(R) Portfolio - Service Class 2
                        Convertible Securities Portfolio
                   Core Plus Fixed Income Portfolio - Class II
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                   Emerging Growth Portfolio - Class I Shares
                   Emerging Growth Portfolio - Class II Shares
                   Emerging Markets Equity Portfolio - Class I
                      Enterprise Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                     Equity and Income Portfolio - Class II
                        Equity Growth Portfolio - Class I
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                        Forty Portfolio - Service Shares
                           Fundamental Value Portfolio
                      Global Franchise Portfolio - Class II
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                     Global Value Equity Portfolio - Class I
                      Government Portfolio - Class I Shares
                     Government Portfolio - Class II Shares
                           Growth and Income Portfolio
                      Growth and Income Portfolio - Class B
                  Growth and Income Portfolio - Class I Shares
                  Growth and Income Portfolio - Class II Shares
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                         High Yield Bond Fund - Class I
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                       Mid Cap Growth Portfolio - Class I
                       Mid Cap Portfolio - Service Class 2
                        Mid Cap Value Portfolio - Class I
                    Mid Cap Value Portfolio - Service Shares
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
                     Money Market Portfolio - Class I Shares
                    Money Market Portfolio - Class II Shares
                 Mutual Shares Securities Fund - Class 2 Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                             Pioneer Fund Portfolio
                       Pioneer Strategic Income Portfolio
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
             Scudder International Select Equity Portfolio - Class B
                         Small Cap Growth Fund - Class I
                    Small Company Growth Portfolio - Class II
                    Smith Barney Aggressive Growth Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                        Social Awareness Stock Portfolio
                          Strategic Bond Fund - Class I
                           Strategic Equity Portfolio
                  Style Focus Series: Small Cap Value Portfolio
                         Technology Portfolio - Class I
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                     The Dividend Growth Portfolio - Class Y
                         The Equity Portfolio - Class Y
                      The S&P 500 Index Portfolio - Class Y
                  Total Return Portfolio - Administrative Class
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                      U.S. Real Estate Portfolio - Class I
                            Value Portfolio - Class I
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of the Travelers Fund ABD for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Fund ABD for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Fund ABD for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                             CAPITAL
                                          APPRECIATION          HIGH YIELD            MANAGED            MONEY MARKET
                                              FUND              BOND TRUST          ASSETS TRUST          PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    44,756,726      $        91,769      $       190,611      $    18,027,966

  Receivables:
    Dividends ................                       --                   --                   --               30,925
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........               44,756,726               91,769              190,611           18,058,891
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    1,534                    3                    7                  622
    Administrative fees ......                      184                   --                    1                   74
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                    1,718                    3                    8                  696
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    44,755,008      $        91,766      $       190,603      $    18,058,195
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           AIM V.I.        ALLIANCEBERNSTEIN
                                            PREMIER            LARGE-CAP              GLOBAL
                                         EQUITY FUND -     GROWTH PORTFOLIO -     GROWTH FUND -        GROWTH FUND -
                                           SERIES I             CLASS B           CLASS 2 SHARES       CLASS 2 SHARES
                                        ---------------    ------------------     ---------------      ---------------
ASSETS:
  Investments at market value:          $     3,780,911      $     7,957,001      $       113,396      $       689,803

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                3,780,911            7,957,001              113,396              689,803
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      129                  273                    4                   24
    Administrative fees ......                       16                   33                   --                    3
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      145                  306                    4                   27
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     3,780,766      $     7,956,695      $       113,392      $       689,776
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                DREYFUS VIF -       DREYFUS VIF -
  GROWTH-INCOME       CREDIT SUISSE         DELAWARE VIP        APPRECIATION          DEVELOPING         MERCURY GLOBAL
 FUND - CLASS 2       TRUST EMERGING       REIT SERIES -         PORTFOLIO -     LEADERS PORTFOLIO -    ALLOCATION V.I.
     SHARES         MARKETS PORTFOLIO      STANDARD CLASS      INITIAL SHARES       INITIAL SHARES      FUND - CLASS III
---------------     -----------------     ---------------      ---------------   -------------------    ----------------
$     1,326,689      $     3,036,486      $     9,543,481      $     8,761,815      $    14,624,911      $        72,335


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,326,689            3,036,486            9,543,481            8,761,815           14,624,911               72,335
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             46                  104                  329                  300                  503                    3
              5                   12                   39                   36                   60                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             51                  116                  368                  336                  563                    3
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,326,638      $     3,036,370      $     9,543,113      $     8,761,479      $    14,624,348      $        72,332
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                         MERCURY VALUE                               TEMPLETON
                                         OPPORTUNITIES        MUTUAL SHARES      DEVELOPING MARKETS  TEMPLETON FOREIGN
                                          V.I. FUND -       SECURITIES FUND -    SECURITIES FUND -   SECURITIES FUND -
                                           CLASS III          CLASS 2 SHARES       CLASS 2 SHARES      CLASS 2 SHARES
                                        ---------------     -----------------    ------------------  -----------------
ASSETS:
  Investments at market value:          $        12,392      $       562,740      $       993,690      $       299,626

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                   12,392              562,740              993,690              299,626
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        1                   20                   34                   10
    Administrative fees ......                       --                    2                    4                    1
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                        1                   22                   38                   11
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $        12,391      $       562,718      $       993,652      $       299,615
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                        SALOMON BROTHERS
TEMPLETON GROWTH                            DIVERSIFIED         EQUITY INDEX                           VARIABLE AGGRESSIVE
SECURITIES FUND -      APPRECIATION       STRATEGIC INCOME       PORTFOLIO -          FUNDAMENTAL        GROWTH FUND -
 CLASS 2 SHARES         PORTFOLIO            PORTFOLIO         CLASS II SHARES      VALUE PORTFOLIO      CLASS I SHARES
-----------------    ---------------      ----------------     ---------------      ---------------    -------------------
$       828,841      $    21,832,611      $     9,603,683      $    13,500,340      $    34,996,233      $     2,598,196


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        828,841           21,832,611            9,603,683           13,500,340           34,996,233            2,598,196
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             29                  747                  329                  470                1,198                  130
              3                   90                   40                   56                  144                   11
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             32                  837                  369                  526                1,342                  141
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       828,809      $    21,831,774      $     9,603,314      $    13,499,814      $    34,994,891      $     2,598,055
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                        SALOMON BROTHERS
                                        VARIABLE GROWTH &                                               GLOBAL LIFE -
                                          INCOME FUND -    BALANCED PORTFOLIO -  FORTY PORTFOLIO -   SCIENCES PORTFOLIO
                                         CLASS I SHARES       SERVICE SHARES       SERVICE SHARES      SERVICE SHARES
                                        ---------------    --------------------  -----------------   ------------------
ASSETS:
  Investments at market value:          $        51,073      $    13,013,770      $     1,233,411      $     3,183,315

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                   51,073           13,013,770            1,233,411            3,183,315
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        2                  457                   50                  109
    Administrative fees ......                       --                   54                    5                   13
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                        2                  511                   55                  122
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $        51,071      $    13,013,259      $     1,233,356      $     3,183,193
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    GLOBAL                                                         LAZARD
  TECHNOLOGY             MID CAP             WORLDWIDE           RETIREMENT
  PORTFOLIO -       VALUE PORTFOLIO -    GROWTH PORTFOLIO -       SMALL CAP           GROWTH AND             MID-CAP
SERVICE SHARES        SERVICE SHARES       SERVICE SHARES         PORTFOLIO        INCOME PORTFOLIO      VALUE PORTFOLIO
---------------     -----------------    ------------------    ---------------     ----------------      ---------------
$     3,038,508      $       775,229      $     7,048,759      $       104,152      $       321,582      $       306,784


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,038,508              775,229            7,048,759              104,152              321,582              306,784
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            104                   32                  248                    4                   11                   11
             13                    3                   29                   --                    1                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            117                   35                  277                    4                   12                   12
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     3,038,391      $       775,194      $     7,048,482      $       104,148      $       321,570      $       306,772
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                         OPPENHEIMER
                                                                                                         MAIN STREET
                                           DIVIDEND              EQUITY               S&P 500             FUND/VA -
                                       GROWTH PORTFOLIO         PORTFOLIO         INDEX PORTFOLIO       SERVICE SHARES
                                       ----------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $       639,260      $       230,591      $     1,182,380      $        53,192

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                  639,260              230,591            1,182,380               53,192
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       32                   12                   57                    2
    Administrative fees ......                        3                    1                    5                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       35                   13                   62                    2
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $       639,225      $       230,578      $     1,182,318      $        53,190
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   REAL RETURN         TOTAL RETURN          PUTNAM VT            PUTNAM VT            PUTNAM VT
   PORTFOLIO -         PORTFOLIO -           DISCOVERY          INTERNATIONAL          SMALL CAP
 ADMINISTRATIVE       ADMINISTRATIVE       GROWTH FUND -        EQUITY FUND -         VALUE FUND -        ALL CAP FUND -
      CLASS               CLASS           CLASS IB SHARES      CLASS IB SHARES      CLASS IB SHARES          CLASS I
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       603,782      $    20,747,455      $       222,631      $     2,390,571      $     2,476,758      $    20,717,828


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        603,782           20,747,455              222,631            2,390,571            2,476,758           20,717,828
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             21                  714                    8                   82                   85                  740
              3                   85                    1                   10                   10                   85
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             24                  799                    9                   92                   95                  825
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       603,758      $    20,746,656      $       222,622      $     2,390,479      $     2,476,663      $    20,717,003
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           HIGH YIELD                                LARGE CAP            SMALL CAP
                                           BOND FUND -      INVESTORS FUND -       GROWTH FUND -        GROWTH FUND -
                                             CLASS I             CLASS I              CLASS I              CLASS I
                                        ---------------     ----------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     3,655,023      $    22,275,971      $     1,353,687      $     5,041,983

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                3,655,023           22,275,971            1,353,687            5,041,983
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      163                  776                   66                  222
    Administrative fees ......                       15                   92                    5                   21
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      178                  868                   71                  243
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     3,654,845      $    22,275,103      $     1,353,616      $     5,041,740
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              SCUDDER
                                           INTERNATIONAL
    STRATEGIC           GROWTH AND         SELECT EQUITY         AIM CAPITAL          CONVERTIBLE          DISCIPLINED
   BOND FUND -      INCOME PORTFOLIO -      PORTFOLIO -         APPRECIATION           SECURITIES            MID CAP
     CLASS I             CLASS B              CLASS B             PORTFOLIO            PORTFOLIO         STOCK PORTFOLIO
---------------     ------------------    ---------------      ---------------      ---------------      ---------------
$     8,127,193      $       641,987      $     3,422,686      $     3,092,626      $    13,386,742      $    11,338,747


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      8,127,193              641,987            3,422,686            3,092,626           13,386,742           11,338,747
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            354                   33                  174                  119                  459                  390
             33                    2                   14                   13                   55                   47
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            387                   35                  188                  132                  514                  437
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     8,126,806      $       641,952      $     3,422,498      $     3,092,494      $    13,386,228      $    11,338,310
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                FEDERATED
                                         EQUITY INCOME          HIGH YIELD           FEDERATED           LARGE CAP
                                           PORTFOLIO            PORTFOLIO         STOCK PORTFOLIO        PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    40,766,837      $    12,912,057      $     7,531,755      $    25,374,911

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........               40,766,837           12,912,057            7,531,755           25,374,911
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    1,447                  444                  258                  898
    Administrative fees ......                      168                   53                   31                  104
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                    1,615                  497                  289                1,002
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    40,765,222      $    12,911,560      $     7,531,466      $    25,373,909
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

     MERCURY                                                                            MONDRIAN
    LARGE CAP          MFS MID CAP           MFS TOTAL            MFS VALUE          INTERNATIONAL        PIONEER FUND
 CORE PORTFOLIO      GROWTH PORTFOLIO     RETURN PORTFOLIO        PORTFOLIO         STOCK PORTFOLIO        PORTFOLIO
---------------      ----------------     ----------------     ---------------      ---------------      ---------------
$     1,894,224      $    25,491,941      $    66,088,447      $       122,106      $    13,716,962      $        27,194


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,894,224           25,491,941           66,088,447              122,106           13,716,962               27,194
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             65                  873                2,322                    4                  470                    1
              8                  105                  272                   --                   57                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             73                  978                2,594                    4                  527                    1
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,894,151      $    25,490,963      $    66,085,853      $       122,102      $    13,716,435      $        27,193
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             PIONEER                                STYLE FOCUS
                                            STRATEGIC          STRATEGIC         SERIES: SMALL CAP   TRAVELERS QUALITY
                                        INCOME PORTFOLIO    EQUITY PORTFOLIO      VALUE PORTFOLIO      BOND PORTFOLIO
                                        ----------------    ----------------     -----------------   -----------------
ASSETS:
  Investments at market value:          $     2,589,217      $    23,198,675      $       101,408      $    33,926,505

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                2,589,217           23,198,675              101,408           33,926,505
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       89                  795                    5                1,163
    Administrative fees ......                       11                   96                    1                  140
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      100                  891                    6                1,303
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     2,589,117      $    23,197,784      $       101,402      $    33,925,202
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              EMERGING
U.S. GOVERNMENT         CORE PLUS          MARKETS EQUITY        EQUITY AND
  SECURITIES           FIXED INCOME         PORTFOLIO -      INCOME PORTFOLIO -     EQUITY GROWTH      GLOBAL FRANCHISE
   PORTFOLIO       PORTFOLIO - CLASS II       CLASS I             CLASS II       PORTFOLIO - CLASS I  PORTFOLIO - CLASS II
---------------    --------------------   ---------------    ------------------  -------------------  --------------------
$       112,529      $     4,402,481      $     3,072,692      $     5,011,001      $     2,234,041      $     7,985,694


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        112,529            4,402,481            3,072,692            5,011,001            2,234,041            7,985,694
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




              4                  214                  139                  244                   93                  392
             --                   18                   13                   21                    9                   33
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

              4                  232                  152                  265                  102                  425
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       112,525      $     4,402,249      $     3,072,540      $     5,010,736      $     2,233,939      $     7,985,269
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          GLOBAL VALUE          MID CAP           SMALL COMPANY           TECHNOLOGY
                                       EQUITY PORTFOLIO -  GROWTH PORTFOLIO -   GROWTH PORTFOLIO -       PORTFOLIO -
                                             CLASS I            CLASS I              CLASS II              CLASS I
                                       ------------------  ------------------   ------------------     ---------------
ASSETS:
  Investments at market value:          $     4,452,970      $     2,555,161      $     1,539,913      $       259,134

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                4,452,970            2,555,161            1,539,913              259,134
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      191                  111                   77                    9
    Administrative fees ......                       18                   10                    6                    1
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      209                  121                   83                   10
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     4,452,761      $     2,555,040      $     1,539,830      $       259,124
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                 SB ADJUSTABLE                            SMITH BARNEY
  U.S. MID CAP          U.S. REAL                                 RATE INCOME         SMITH BARNEY           LARGE
VALUE PORTFOLIO -   ESTATE PORTFOLIO -   VALUE PORTFOLIO -        PORTFOLIO -          AGGRESSIVE        CAPITALIZATION
     CLASS I             CLASS I              CLASS I           CLASS I SHARES      GROWTH PORTFOLIO    GROWTH PORTFOLIO
-----------------   ------------------   -----------------     ---------------      ----------------    ----------------
$     4,265,900      $     4,741,700      $     3,100,735      $       199,752      $    30,098,157      $     4,347,470


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      4,265,900            4,741,700            3,100,735              199,752           30,098,157            4,347,470
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            172                  211                  127                    8                1,031                  149
             18                   20                   13                    1                  123                   17
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            190                  231                  140                    9                1,154                  166
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     4,265,710      $     4,741,469      $     3,100,595      $       199,743      $    30,097,003      $     4,347,304
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            COMSTOCK             COMSTOCK            EMERGING              EMERGING
                                           PORTFOLIO -         PORTFOLIO -      GROWTH PORTFOLIO -    GROWTH PORTFOLIO -
                                         CLASS I SHARES      CLASS II SHARES      CLASS I SHARES       CLASS II SHARES
                                        ---------------      ---------------    ------------------    ------------------
ASSETS:
  Investments at market value:          $       574,098      $    26,726,860      $       716,206      $     5,459,516

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                  574,098           26,726,860              716,206            5,459,516
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       20                1,135                   25                  237
    Administrative fees ......                        2                  110                    3                   22
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       22                1,245                   28                  259
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $       574,076      $    26,725,615      $       716,178      $     5,459,257
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   ENTERPRISE           ENTERPRISE           GOVERNMENT          GOVERNMENT           GROWTH AND            GROWTH AND
   PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -      INCOME PORTFOLIO -    INCOME PORTFOLIO -
 CLASS I SHARES      CLASS II SHARES       CLASS I SHARES      CLASS II SHARES      CLASS I SHARES       CLASS II SHARES
---------------      ---------------      ---------------      ---------------    ------------------    ------------------
$       563,524      $     1,161,671      $     1,035,338      $     6,821,971      $     1,504,949      $    11,884,387


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        563,524            1,161,671            1,035,338            6,821,971            1,504,949           11,884,387
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             19                   48                   35                  262                   52                  509
              3                    5                    4                   28                    6                   48
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             22                   53                   39                  290                   58                  557
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       563,502      $     1,161,618      $     1,035,299      $     6,821,681      $     1,504,891      $    11,883,830
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                       DYNAMIC CAPITAL
                                             MONEY                MONEY             CONTRAFUND(R)        APPRECIATION
                                      MARKET PORTFOLIO -    MARKET PORTFOLIO -      PORTFOLIO -          PORTFOLIO -
                                        CLASS I SHARES       CLASS II SHARES      SERVICE CLASS 2      SERVICE CLASS 2
                                      ------------------    ------------------    ---------------      ---------------
ASSETS:
  Investments at market value:          $     1,544,262      $     5,126,412      $    25,988,208      $       408,627

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                1,544,262            5,126,412           25,988,208              408,627
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       53                  208                1,008                   14
    Administrative fees ......                        7                   21                  106                    2
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       60                  229                1,114                   16
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     1,544,202      $     5,126,183      $    25,987,094      $       408,611
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

           MID CAP
         PORTFOLIO -
       SERVICE CLASS 2
       ---------------

        $ 21,936,999


                  --
        ------------

          21,936,999
        ------------




                 859
                  90
        ------------

                 949
        ------------

        $ 21,936,050
        ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           CAPITAL
                                                         APPRECIATION         HIGH YIELD          MANAGED           MONEY MARKET
                                                             FUND             BOND TRUST        ASSETS TRUST          PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $            4      $           33      $      568,390
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               543,197                 684               2,713             254,957
  Administrative fees .........................                65,135                  82                 326              30,464
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               608,332                 766               3,039             285,421
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............              (608,332)               (762)             (3,006)            282,969
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --               1,297                  --
    Realized gain (loss) on sale of investments            (1,077,898)                 13               1,916                  --
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................            (1,077,898)                 13               3,213                  --
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             8,362,429               2,325               3,336                  --
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    6,676,199      $        1,576      $        3,543      $      282,969
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  AIM V.I.          ALLIANCEBERNSTEIN
   PREMIER              LARGE-CAP             GLOBAL                                GROWTH-INCOME       CREDIT SUISSE
EQUITY FUND -       GROWTH PORTFOLIO -    GROWTH FUND -         GROWTH FUND -           FUND -          TRUST EMERGING
  SERIES I               CLASS B          CLASS 2 SHARES       CLASS 2 SHARES       CLASS 2 SHARES    MARKETS PORTFOLIO
--------------      -----------------     --------------       --------------       --------------    -----------------
$       31,472       $           --       $          177       $        3,506       $       16,892      $       17,656
--------------       --------------       --------------       --------------       --------------      --------------


        48,493               95,637                  661                4,093               15,075              30,109
         5,819               11,445                   79                  489                1,791               3,613
--------------       --------------       --------------       --------------       --------------      --------------

        54,312              107,082                  740                4,582               16,866              33,722
--------------       --------------       --------------       --------------       --------------      --------------

       (22,840)            (107,082)                (563)              (1,076)                  26             (16,066)
--------------       --------------       --------------       --------------       --------------      --------------



            --                   --                   --                   --                5,076                  --
       (46,769)            (313,187)                 228                2,387               19,931             277,651
--------------       --------------       --------------       --------------       --------------      --------------

       (46,769)            (313,187)                 228                2,387               25,007             277,651
--------------       --------------       --------------       --------------       --------------      --------------


       220,715            1,340,749                5,205               67,849               33,130             322,634
--------------       --------------       --------------       --------------       --------------      --------------



$      151,106       $      920,480       $        4,870       $       69,160       $       58,163      $      584,219
==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                           DREYFUS VIF -        DREYFUS VIF -      MERCURY GLOBAL
                                                        DELAWARE VIP        APPRECIATION         DEVELOPING        ALLOCATION V.I.
                                                       REIT SERIES -        PORTFOLIO -      LEADERS PORTFOLIO -       FUND -
                                                       STANDARD CLASS      INITIAL SHARES      INITIAL SHARES         CLASS III
                                                       --------------      --------------    -------------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................        $      192,356      $        1,732      $           --      $        1,397
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               125,542             117,110             186,055                 549
  Administrative fees .........................                14,999              14,035              22,225                  66
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               140,541             131,145             208,280                 615
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                51,815            (129,413)           (208,280)                782
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               582,944                  --                  --                  --
    Realized gain (loss) on sale of investments               624,637             (19,488)             51,637                  35
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................             1,207,581             (19,488)             51,637                  35
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................              (719,819)            416,972             737,044               5,047
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      539,577      $      268,071      $      580,401      $        5,864
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

 MERCURY VALUE                               TEMPLETON            TEMPLETON
 OPPORTUNITIES        MUTUAL SHARES      DEVELOPING MARKETS        FOREIGN        TEMPLETON GROWTH
  V.I. FUND -       SECURITIES FUND -    SECURITIES FUND -    SECURITIES FUND -   SECURITIES FUND -      APPRECIATION
   CLASS III          CLASS 2 SHARES       CLASS 2 SHARES      CLASS 2 SHARES       CLASS 2 SHARES        PORTFOLIO
--------------      -----------------    ------------------   -----------------   -----------------     --------------
$           78       $        4,525       $        2,651       $        2,110       $        6,535      $      184,337
--------------       --------------       --------------       --------------       --------------      --------------


            44                6,107                4,610                2,454                7,797             277,943
             5                  728                  553                  294                  927              33,353
--------------       --------------       --------------       --------------       --------------      --------------

            49                6,835                5,163                2,748                8,724             311,296
--------------       --------------       --------------       --------------       --------------      --------------

            29               (2,310)              (2,512)                (638)              (2,189)           (126,959)
--------------       --------------       --------------       --------------       --------------      --------------



         4,477                1,695                   --                   --                   --                  --
          (216)              10,890                8,598                7,832               19,524             290,768
--------------       --------------       --------------       --------------       --------------      --------------

         4,261               12,585                8,598                7,832               19,524             290,768
--------------       --------------       --------------       --------------       --------------      --------------


        (3,957)              34,566               89,234               20,855               41,316             453,348
--------------       --------------       --------------       --------------       --------------      --------------



$          333       $       44,841       $       95,320       $       28,049       $       58,651      $      617,157
==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                  SALOMON BROTHERS
                                                         DIVERSIFIED         EQUITY INDEX                        VARIABLE AGGRESSIVE
                                                          STRATEGIC           PORTFOLIO -         FUNDAMENTAL        GROWTH FUND -
                                                      INCOME PORTFOLIO     CLASS II SHARES     VALUE PORTFOLIO     CLASS I SHARES
                                                      ----------------     ---------------     ---------------   -------------------
INVESTMENT INCOME:
  Dividends ...................................        $      535,770      $      165,094      $      323,352      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               128,208             176,218             441,081              39,071
  Administrative fees .........................                15,385              20,825              52,930               3,213
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               143,593             197,043             494,011              42,284
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               392,177             (31,949)           (170,659)            (42,284)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --           2,031,224                  --
    Realized gain (loss) on sale of investments              (100,929)            102,596             435,171               6,303
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................              (100,929)            102,596           2,466,395               6,303
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................              (178,252)            289,302          (1,197,377)            230,692
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      112,996      $      359,949      $    1,098,359      $      194,711
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

SALOMON BROTHERS                                                                        GLOBAL
VARIABLE GROWTH &                                                GLOBAL LIFE          TECHNOLOGY           MID CAP
  INCOME FUND -    BALANCED PORTFOLIO -  FORTY PORTFOLIO -   SCIENCES PORTFOLIO -    PORTFOLIO -      VALUE PORTFOLIO -
 CLASS I SHARES       SERVICE SHARES      SERVICE SHARES       SERVICE SHARES       SERVICE SHARES      SERVICE SHARES
-----------------  --------------------  -----------------   --------------------   --------------    -----------------
$          184       $      264,684       $           96       $           --       $           --      $        4,958
--------------       --------------       --------------       --------------       --------------      --------------


           525              165,590               15,802               38,677               38,994              11,651
            63               19,419                1,636                4,635                4,668               1,157
--------------       --------------       --------------       --------------       --------------      --------------

           588              185,009               17,438               43,312               43,662              12,808
--------------       --------------       --------------       --------------       --------------      --------------

          (404)              79,675              (17,342)             (43,312)             (43,662)             (7,850)
--------------       --------------       --------------       --------------       --------------      --------------



            --                   --                   --                   --                   --              78,558
           714              140,630               21,727               85,040             (144,467)             28,442
--------------       --------------       --------------       --------------       --------------      --------------

           714              140,630               21,727               85,040             (144,467)            107,000
--------------       --------------       --------------       --------------       --------------      --------------


         1,014              523,634              116,482              271,864              464,319             (36,223)
--------------       --------------       --------------       --------------       --------------      --------------



$        1,324       $      743,939       $      120,867       $      313,592       $      276,190      $       62,927
==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                LAZARD
                                                         WORLDWIDE            RETIREMENT
                                                     GROWTH PORTFOLIO -       SMALL CAP          GROWTH AND           MID-CAP
                                                       SERVICE SHARES         PORTFOLIO       INCOME PORTFOLIO    VALUE PORTFOLIO
                                                     ------------------    --------------     ----------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................        $       85,168      $           --      $        3,082      $        1,380
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                91,410               1,199               3,755               3,168
  Administrative fees .........................                10,652                 144                 451                 377
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               102,062               1,343               4,206               3,545
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (16,894)             (1,343)             (1,124)             (2,165)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --               8,216              18,829              18,856
    Realized gain (loss) on sale of investments               121,247               2,420               7,687               8,493
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               121,247              10,636              26,516              27,349
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               153,404              (3,603)            (17,558)             (7,677)
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      257,757      $        5,690      $        7,834      $       17,507
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 OPPENHEIMER         REAL RETURN         TOTAL RETURN
   DIVIDEND                                                      MAIN STREET         PORTFOLIO -         PORTFOLIO -
    GROWTH                EQUITY              S&P 500             FUND/VA -         ADMINISTRATIVE      ADMINISTRATIVE
   PORTFOLIO            PORTFOLIO         INDEX PORTFOLIO      SERVICE SHARES           CLASS               CLASS
--------------       --------------       ---------------      --------------       --------------      --------------
$        6,386       $           --       $       23,133       $          429       $       18,765      $      734,072
--------------       --------------       --------------       --------------       --------------      --------------


        10,415                3,873               25,361                  493                8,582             271,694
           848                  305                2,109                   59                1,020              32,482
--------------       --------------       --------------       --------------       --------------      --------------

        11,263                4,178               27,470                  552                9,602             304,176
--------------       --------------       --------------       --------------       --------------      --------------

        (4,877)              (4,178)              (4,337)                (123)               9,163             429,896
--------------       --------------       --------------       --------------       --------------      --------------



            --                   --                   --                   --                6,978             331,442
           579                2,104               50,895                  103                  689             108,611
--------------       --------------       --------------       --------------       --------------      --------------

           579                2,104               50,895                  103                7,667             440,053
--------------       --------------       --------------       --------------       --------------      --------------


        26,892               35,332              (13,304)               1,840              (15,950)           (648,769)
--------------       --------------       --------------       --------------       --------------      --------------



$       22,594       $       33,258       $       33,254       $        1,820       $          880      $      221,180
==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         PUTNAM VT            PUTNAM VT           PUTNAM VT
                                                         DISCOVERY          INTERNATIONAL         SMALL CAP
                                                       GROWTH FUND -        EQUITY FUND -       VALUE FUND -       ALL CAP FUND -
                                                      CLASS IB SHARES      CLASS IB SHARES     CLASS IB SHARES         CLASS I
                                                      ---------------      ---------------     ---------------     --------------
Investment Income:
  Dividends ...................................        $           --      $       30,935      $        4,651      $      177,157
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 2,910              27,409              32,425             269,650
  Administrative fees .........................                   349               3,280               3,856              31,156
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                 3,259              30,689              36,281             300,806
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                (3,259)                246             (31,630)           (123,649)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --             150,910              14,595
    Realized gain (loss) on sale of investments                10,837             131,992             174,831             405,296
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                10,837             131,992             325,741             419,891
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                 5,037              90,088            (165,272)            175,719
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       12,615      $      222,326      $      128,839      $      471,961
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  HIGH YIELD                                 LARGE CAP            SMALL CAP            STRATEGIC           GROWTH AND
  BOND FUND -       INVESTORS FUND -       GROWTH FUND -        GROWTH FUND -         BOND FUND -      INCOME PORTFOLIO -
    CLASS I             CLASS I               CLASS I              CLASS I              CLASS I             CLASS B
--------------      ----------------      --------------       --------------       --------------     ------------------
$      217,119       $      261,442       $          207       $           --       $      390,645      $        5,506
--------------       --------------       --------------       --------------       --------------      --------------


        52,371              290,752               21,829               85,362              117,851              10,537
         4,948               34,324                1,854                8,042               11,246                 849
--------------       --------------       --------------       --------------       --------------      --------------

        57,319              325,076               23,683               93,404              129,097              11,386
--------------       --------------       --------------       --------------       --------------      --------------

       159,800              (63,634)             (23,476)             (93,404)             261,548              (5,880)
--------------       --------------       --------------       --------------       --------------      --------------



        60,498                   --                   --              409,257              221,405                  --
        12,140              429,825               12,562              222,476               13,000               1,664
--------------       --------------       --------------       --------------       --------------      --------------

        72,638              429,825               12,562              631,733              234,405               1,664
--------------       --------------       --------------       --------------       --------------      --------------


      (157,979)             723,490               60,354             (349,367)            (438,635)             30,933
--------------       --------------       --------------       --------------       --------------      --------------



$       74,459       $    1,089,681       $       49,440       $      188,962       $       57,318      $       26,717
==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           SCUDDER
                                                        INTERNATIONAL       AIM CAPITAL          CONVERTIBLE         DISCIPLINED
                                                        SELECT EQUITY       APPRECIATION         SECURITIES            MID CAP
                                                     PORTFOLIO - CLASS B     PORTFOLIO            PORTFOLIO        STOCK PORTFOLIO
                                                     -------------------   --------------      --------------      ---------------
INVESTMENT INCOME:
  Dividends ...................................        $       53,033      $        6,496      $      349,918      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                47,458              43,696             179,026             142,656
  Administrative fees .........................                 3,833               4,659              21,442              17,050
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                51,291              48,355             200,468             159,706
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                 1,742             (41,859)            149,450            (159,706)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --             241,227             129,379
    Realized gain (loss) on sale of investments                 2,742             (65,261)            147,275             418,102
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 2,742             (65,261)            388,502             547,481
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               334,122             314,360            (746,381)            782,288
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      338,606      $      207,240      $     (208,429)     $    1,170,063
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                        FEDERATED                                                    MERCURY LARGE            MFS
 EQUITY INCOME          HIGH YIELD           FEDERATED           LARGE CAP              CAP CORE        EMERGING GROWTH
   PORTFOLIO            PORTFOLIO         STOCK PORTFOLIO        PORTFOLIO             PORTFOLIO           PORTFOLIO
--------------       --------------       ---------------      --------------       --------------      ---------------
$           --       $           --       $           --       $           --       $           --      $           --
--------------       --------------       --------------       --------------       --------------      --------------


       539,013              172,786               99,818              331,943               24,779              27,176
        63,000               20,683               11,978               38,598                2,957               3,257
--------------       --------------       --------------       --------------       --------------      --------------

       602,013              193,469              111,796              370,541               27,736              30,433
--------------       --------------       --------------       --------------       --------------      --------------

      (602,013)            (193,469)            (111,796)            (370,541)             (27,736)            (30,433)
--------------       --------------       --------------       --------------       --------------      --------------



       597,287                   --                   --                   --                   --                  --
       726,078             (158,866)             156,333             (962,129)            (104,237)        (10,442,924)
--------------       --------------       --------------       --------------       --------------      --------------

     1,323,365             (158,866)             156,333             (962,129)            (104,237)        (10,442,924)
--------------       --------------       --------------       --------------       --------------      --------------


       410,140              483,226              224,811            3,032,235              315,987          10,034,876
--------------       --------------       --------------       --------------       --------------      --------------



$    1,131,492       $      130,891       $      269,348       $    1,699,565       $      184,014      $     (438,481)
==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                      MONDRIAN
                                                       MFS MID CAP           MFS TOTAL           MFS VALUE          INTERNATIONAL
                                                     GROWTH PORTFOLIO     RETURN PORTFOLIO       PORTFOLIO         STOCK PORTFOLIO
                                                     ----------------     ---------------      --------------      ---------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $    1,432,692      $        1,362      $        7,175
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               302,911             898,446               1,102             168,426
  Administrative fees .........................                36,299             105,717                 132              20,189
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               339,210           1,004,163               1,234             188,615
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............              (339,210)            428,529                 128            (181,440)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --           3,112,259               4,898                  --
    Realized gain (loss) on sale of investments            (1,473,556)            609,560                 854             466,062
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................            (1,473,556)          3,721,819               5,752             466,062
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             2,604,948          (3,143,470)             (2,192)            754,866
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      792,182      $    1,006,878      $        3,688      $    1,039,488
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 STYLE FOCUS
                                                                   SERIES:                             U.S. GOVERNMENT
 PIONEER FUND       PIONEER STRATEGIC     STRATEGIC EQUITY        SMALL CAP       TRAVELERS QUALITY       SECURITIES
  PORTFOLIO          INCOME PORTFOLIO        PORTFOLIO         VALUE PORTFOLIO      BOND PORTFOLIO        PORTFOLIO
--------------      -----------------     ----------------     --------------     -----------------    ---------------
$           --       $      104,661       $      138,867       $          395       $           --      $           --
--------------       --------------       --------------       --------------       --------------      --------------


           304               34,547              305,056                  527              462,617                 852
            36                4,138               36,565                   42               55,455                 103
--------------       --------------       --------------       --------------       --------------      --------------

           340               38,685              341,621                  569              518,072                 955
--------------       --------------       --------------       --------------       --------------      --------------

          (340)              65,976             (202,754)                (174)            (518,072)               (955)
--------------       --------------       --------------       --------------       --------------      --------------



            --                   --                   --                1,053                   --                  84
           146              (40,123)          (2,710,006)                   9             (207,862)                 34
--------------       --------------       --------------       --------------       --------------      --------------

           146              (40,123)          (2,710,006)               1,062             (207,862)                118
--------------       --------------       --------------       --------------       --------------      --------------


         1,044               37,243            2,808,674                1,714              813,286                 959
--------------       --------------       --------------       --------------       --------------      --------------



$          850       $       63,096       $     (104,086)      $        2,602       $       87,352      $          122
==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         CORE PLUS             EMERGING
                                                        FIXED INCOME        MARKETS EQUITY       EQUITY AND
                                                        PORTFOLIO -          PORTFOLIO -     INCOME PORTFOLIO -     EQUITY GROWTH
                                                          CLASS II             CLASS I            CLASS II       PORTFOLIO - CLASS I
                                                       --------------      --------------    ------------------  -------------------
INVESTMENT INCOME:
  Dividends ...................................        $      118,327      $        9,855      $       29,003      $        9,668
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                61,098              39,810              76,355              29,223
  Administrative fees .........................                 5,113               3,667               6,459               2,932
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                66,211              43,477              82,814              32,155
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                52,116             (33,622)            (53,811)            (22,487)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                25,053                  --              46,330                  --
    Realized gain (loss) on sale of investments                   (27)             67,635              13,868               5,549
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                25,026              67,635              60,198               5,549
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               (12,743)            689,705             240,493             278,220
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       64,399      $      723,718      $      246,880      $      261,282
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    GLOBAL
  FRANCHISE           GLOBAL VALUE           MID CAP            SMALL COMPANY         TECHNOLOGY         U.S. MID CAP
  PORTFOLIO -      EQUITY PORTFOLIO -   GROWTH PORTFOLIO -   GROWTH PORTFOLIO -      PORTFOLIO -      VALUE PORTFOLIO -
   CLASS II             CLASS I              CLASS I              CLASS II             CLASS I             CLASS I
--------------     ------------------   ------------------   ------------------     --------------    -----------------
$           --       $       43,429       $           --       $           --       $           --      $       12,690
--------------       --------------       --------------       --------------       --------------      --------------


       109,590               64,032               33,626               20,384                3,665              58,375
         9,204                6,188                3,264                1,690                  410               6,023
--------------       --------------       --------------       --------------       --------------      --------------

       118,794               70,220               36,890               22,074                4,075              64,398
--------------       --------------       --------------       --------------       --------------      --------------

      (118,794)             (26,791)             (36,890)             (22,074)              (4,075)            (51,708)
--------------       --------------       --------------       --------------       --------------      --------------



        16,756               29,833                   --                6,370                   --              56,585
        31,821               42,680               41,514               10,771              (58,971)             94,507
--------------       --------------       --------------       --------------       --------------      --------------

        48,577               72,513               41,514               17,141              (58,971)            151,092
--------------       --------------       --------------       --------------       --------------      --------------


       665,210              140,297              322,594              136,731               50,870             308,151
--------------       --------------       --------------       --------------       --------------      --------------



$      594,993       $      186,019       $      327,218       $      131,798       $      (12,176)     $      407,535
==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                SB ADJUSTABLE
                                                      U.S. REAL ESTATE                           RATE INCOME        SMITH BARNEY
                                                        PORTFOLIO -      VALUE PORTFOLIO -       PORTFOLIO -         AGGRESSIVE
                                                          CLASS I             CLASS I          CLASS I SHARES     GROWTH PORTFOLIO
                                                      ----------------   -----------------     --------------     ----------------
INVESTMENT INCOME:
  Dividends ...................................        $       53,299      $       42,470      $        5,966      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                68,930              46,614               2,225             358,498
  Administrative fees .........................                 6,436               4,704                 233              43,020
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                75,366              51,318               2,458             401,518
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (22,067)             (8,848)              3,508            (401,518)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               117,726             176,089                  --                 869
    Realized gain (loss) on sale of investments               155,192              50,562                 562             480,711
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               272,918             226,651                 562             481,580
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               391,501            (125,995)             (2,792)          2,683,836
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      642,352      $       91,808      $        1,278      $    2,763,898
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  SMITH BARNEY
      LARGE               SOCIAL             COMSTOCK            COMSTOCK             EMERGING             EMERGING
 CAPITALIZATION         AWARENESS          PORTFOLIO -          PORTFOLIO -      GROWTH PORTFOLIO -   GROWTH PORTFOLIO -
GROWTH PORTFOLIO     STOCK PORTFOLIO      CLASS I SHARES      CLASS II SHARES      CLASS I SHARES      CLASS II SHARES
----------------     ---------------      --------------      ---------------    ------------------   ------------------
$        5,716       $           --       $        6,014       $      220,206       $        1,959      $          631
--------------       --------------       --------------       --------------       --------------      --------------


        51,365                   39                6,477              373,213                9,038              80,013
         6,164                    4                  777               36,424                1,084               7,659
--------------       --------------       --------------       --------------       --------------      --------------

        57,529                   43                7,254              409,637               10,122              87,672
--------------       --------------       --------------       --------------       --------------      --------------

       (51,813)                 (43)              (1,240)            (189,431)              (8,163)            (87,041)
--------------       --------------       --------------       --------------       --------------      --------------



            --                   --               16,449              762,501                   --                  --
        82,514                  451                5,045              185,796              (74,796)             30,822
--------------       --------------       --------------       --------------       --------------      --------------

        82,514                  451               21,494              948,297              (74,796)             30,822
--------------       --------------       --------------       --------------       --------------      --------------


       116,008                 (253)              (4,068)             (86,277)             125,529             361,491
--------------       --------------       --------------       --------------       --------------      --------------



$      146,709       $          155       $       16,186       $      672,589       $       42,570      $      305,272
==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         ENTERPRISE           ENTERPRISE         GOVERNMENT          GOVERNMENT
                                                        PORTFOLIO -          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                       CLASS I SHARES      CLASS II SHARES     CLASS I SHARES      CLASS II SHARES
                                                       --------------      ---------------     --------------      ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        4,717      $        6,026      $       49,811      $      259,588
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 7,818              17,695              14,326              95,469
  Administrative fees .........................                   938               1,772               1,719              10,254
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                 8,756              19,467              16,045             105,723
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                (4,039)            (13,441)             33,766             153,865
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                  --                  --
    Realized gain (loss) on sale of investments              (123,408)              8,553               2,925              (4,162)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................              (123,408)              8,553               2,925              (4,162)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               163,511              72,308             (11,393)            (31,908)
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       36,064      $       67,420      $       25,298      $      117,795
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                         DYNAMIC CAPITAL
     GROWTH AND           GROWTH AND         MONEY MARKET        MONEY MARKET          CONTRAFUND(R)         APPRECIATION
 INCOME PORTFOLIO -   INCOME PORTFOLIO -     PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
   CLASS I SHARES      CLASS II SHARES      CLASS I SHARES      CLASS II SHARES      SERVICE CLASS 2     SERVICE CLASS 2
 ------------------   ------------------    --------------      ---------------      ---------------     ----------------
  $       17,976       $       91,274       $       41,121       $      130,951       $       23,390      $           --
  --------------       --------------       --------------       --------------       --------------      --------------


          19,365              171,055               19,492               83,959              308,605               4,716
           2,324               16,571                2,339                8,250               32,850                 553
  --------------       --------------       --------------       --------------       --------------      --------------

          21,689              187,626               21,831               92,209              341,455               5,269
  --------------       --------------       --------------       --------------       --------------      --------------

          (3,713)             (96,352)              19,290               38,742             (318,065)             (5,269)
  --------------       --------------       --------------       --------------       --------------      --------------



          39,379              257,734                   --                   --                3,341                  --
          54,678               99,801                   --                   --              182,980               8,624
  --------------       --------------       --------------       --------------       --------------      --------------

          94,057              357,535                   --                   --              186,321               8,624
  --------------       --------------       --------------       --------------       --------------      --------------


          33,035              605,465                   --                   --            3,366,483              59,316
  --------------       --------------       --------------       --------------       --------------      --------------



  $      123,379       $      866,648       $       19,290       $       38,742       $    3,234,739      $       62,671
  ==============       ==============       ==============       ==============       ==============      ==============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      For the year ended December 31, 2005

                                                           MID CAP
                                                         PORTFOLIO -
                                                       SERVICE CLASS 2
                                                       ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --
                                                       ---------------

EXPENSES:
  Insurance charges ...........................                264,816
  Administrative fees .........................                 28,095
                                                       ---------------

    Total expenses ............................                292,911
                                                       ---------------

      Net investment income (loss) ............               (292,911)
                                                       ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                265,407
    Realized gain (loss) on sale of investments                339,589
                                                       ---------------

      Realized gain (loss) ....................                604,996
                                                       ---------------

    Change in unrealized gain (loss)
      on investments ..........................              2,656,448
                                                       ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     2,968,533
                                                       ===============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                     HIGH YIELD                     MANAGED
                                                 APPRECIATION FUND                BOND TRUST                   ASSETS TRUST
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (608,332)  $   (574,822)  $       (762)  $         62  $     (3,006)  $      5,042
  Realized gain (loss) ..................    (1,077,898)    (2,619,815)            13              1         3,213          2,328
  Change in unrealized gain (loss)
    on investments ......................     8,362,429      9,991,145          2,325              8         3,336          8,604
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     6,676,199      6,796,508          1,576             71         3,543         15,974
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        26,799        260,199         (1,047)         1,000        (2,072)         2,000
  Participant transfers from other
    funding options .....................       955,310        581,222         90,166             --         9,067        242,505
  Administrative charges ................       (16,494)       (17,744)            --             --           (26)            --
  Contract surrenders ...................    (4,122,095)    (2,571,354)            --             --       (43,307)        (4,907)
  Participant transfers to other
    funding options .....................    (1,811,033)    (3,084,321)            --             --        (5,084)            --
  Other receipts/(payments) .............      (814,094)      (498,743)            --             --       (27,090)            --
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (5,781,607)    (5,330,741)        89,119          1,000       (68,512)       239,598
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets       894,592      1,465,767         90,695          1,071       (64,969)       255,572


NET ASSETS:
    Beginning of year ...................    43,860,416     42,394,649          1,071             --       255,572             --
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $ 44,755,008   $ 43,860,416   $     91,766   $      1,071  $    190,603   $    255,572
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    AIM V.I.              ALLIANCEBERNSTEIN
                                                                                    PREMIER                   LARGE-CAP
                                                  MONEY MARKET                   EQUITY FUND -            GROWTH PORTFOLIO -
                                                   PORTFOLIO                        SERIES I                   CLASS B
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    282,969   $   (111,174)  $    (22,840)  $    (40,585) $   (107,082)  $   (112,014)
  Realized gain (loss) ..................            --             --        (46,769)       (83,626)     (313,187)      (436,743)
  Change in unrealized gain (loss)
    on investments ......................            --             --        220,715        291,762     1,340,749      1,075,906
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       282,969       (111,174)       151,106        167,551       920,480        527,149
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     3,615,696     10,841,175          4,838         15,319         2,611         47,157
  Participant transfers from other
    funding options .....................     5,895,271      7,520,302         16,249         57,867       137,058        267,708
  Administrative charges ................        (5,833)        (6,828)        (1,624)        (1,893)       (3,081)        (3,605)
  Contract surrenders ...................    (3,442,218)    (5,451,559)      (344,177)      (227,454)     (588,611)      (334,927)
  Participant transfers to other
    funding options .....................   (10,511,449)   (20,326,959)      (175,231)      (283,616)     (632,576)      (819,229)
  Other receipts/(payments) .............      (669,974)      (318,299)       (22,410)       (33,015)      (41,954)       (65,051)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (5,118,507)    (7,742,168)      (522,355)      (472,792)   (1,126,553)      (907,947)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets    (4,835,538)    (7,853,342)      (371,249)      (305,241)     (206,073)      (380,798)


NET ASSETS:
    Beginning of year ...................    22,893,733     30,747,075      4,152,015      4,457,256     8,162,768      8,543,566
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $ 18,058,195   $ 22,893,733   $  3,780,766   $  4,152,015  $  7,956,695   $  8,162,768
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

            GLOBAL                                                                                    CREDIT SUISSE
        GROWTH FUND -                   GROWTH FUND -                  GROWTH-INCOME                  TRUST EMERGING
        CLASS 2 SHARES                  CLASS 2 SHARES             FUND - CLASS 2 SHARES            MARKETS PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$      (563)    $      (180)    $    (1,076)    $      (835)    $        26     $    (3,914)    $   (16,066)    $   (22,278)
        228             614           2,387          12,064          25,007           8,611         277,651         196,141

      5,205             922          67,849          (6,529)         33,130          74,559         322,634         255,169
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      4,870           1,356          69,160           4,700          58,163          79,256         584,219         429,032
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     (2,838)             --              --              --           5,170             736           3,809           7,121

    180,526           3,246         618,018          31,857         368,260         712,501       1,132,611         790,833
         (2)             (1)            (35)             (2)           (309)           (225)           (766)           (834)
         --          (9,897)        (27,190)         (6,295)        (96,357)        (29,438)       (211,781)       (137,939)

    (84,365)             --          (8,719)             --         (88,257)        (35,562)       (708,988)       (714,533)
         --              --              --         (90,077)            140         (90,108)        (95,681)         (6,439)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     93,321          (6,652)        582,074         (64,517)        188,647         557,904         119,204         (61,791)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     98,191          (5,296)        651,234         (59,817)        246,810         637,160         703,423         367,241



     15,201          20,497          38,542          98,359       1,079,828         442,668       2,332,947       1,965,706
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$   113,392     $    15,201     $   689,776     $    38,542     $ 1,326,638     $ 1,079,828     $ 3,036,370     $ 2,332,947
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    DELAWARE
                                                    VIP REIT                   DREYFUS VIF -                DREYFUS VIF -
                                                    SERIES -              APPRECIATION PORTFOLIO -        DEVELOPING LEADERS
                                                 STANDARD CLASS                INITIAL SHARES         PORTFOLIO - INITIAL SHARES
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     51,815   $     55,109   $   (129,413)  $     20,986  $   (208,280)  $   (186,303)
  Realized gain (loss) ..................     1,207,581        414,155        (19,488)       (98,292)       51,637       (100,690)
  Change in unrealized gain (loss)
    on investments ......................      (719,819)     1,844,712        416,972        419,780       737,044      1,722,386
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       539,577      2,313,976        268,071        342,474       580,401      1,435,393
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        38,009        226,482         31,594         26,582        48,237        128,298
  Participant transfers from other
    funding options .....................     1,006,856      1,557,139        208,222        378,867       624,657        811,351
  Administrative charges ................        (2,534)        (2,429)        (2,639)        (2,931)       (4,463)        (4,883)
  Contract surrenders ...................    (1,166,323)      (483,013)    (1,192,796)      (664,249)   (1,168,972)    (1,093,237)
  Participant transfers to other
    funding options .....................    (1,279,050)      (823,657)      (314,399)      (764,369)   (1,143,717)    (1,024,041)
  Other receipts/(payments) .............       (50,276)       (52,384)      (196,343)      (221,348)      (89,077)      (241,634)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,453,318)       422,138     (1,466,361)    (1,247,448)   (1,733,335)    (1,424,146)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets      (913,741)     2,736,114     (1,198,290)      (904,974)   (1,152,934)        11,247


NET ASSETS:
    Beginning of year ...................    10,456,854      7,720,740      9,959,769     10,864,743    15,777,282     15,766,035
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $  9,543,113   $ 10,456,854   $  8,761,479   $  9,959,769  $ 14,624,348   $ 15,777,282
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

       MERCURY GLOBAL                  MERCURY VALUE                   MUTUAL SHARES                 TEMPLETON DEVELOPING
   ALLOCATION V.I. FUND -              OPPORTUNITIES                 SECURITIES FUND -                MARKETS SECURITIES
         CLASS III                 V.I. FUND - CLASS III              CLASS 2 SHARES                FUND - CLASS 2 SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$       782     $        23     $        29     $       (15)    $    (2,310)    $    (2,108)    $    (2,512)    $       (98)
         35               1           4,261             322          12,585          19,673           8,598              28

      5,047             113          (3,957)           (166)         34,566          18,975          89,234          12,302
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      5,864             137             333             141          44,841          36,540          95,320          12,232
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     (1,196)             --          (1,150)             --              --          10,120          (1,822)             --

     66,482              --          12,015              --         179,223         348,793       1,002,054          79,089
         --              --              --              --            (139)           (122)            (26)             (2)
         --              --              --              --         (59,464)        (23,572)        (25,770)             --

        (29)             --             (16)             --         (43,828)       (265,828)       (168,871)             --
         --              --              --              --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     65,257              --          10,849              --          75,792          69,391         805,565          79,087
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     71,121             137          11,182             141         120,633         105,931         900,885          91,319



      1,211           1,075           1,209           1,068         442,085         336,154          92,767           1,448
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$    72,332     $     1,211     $    12,391     $     1,209     $   562,718     $   442,085     $   993,652     $    92,767
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 TEMPLETON FOREIGN              TEMPLETON GROWTH
                                                 SECURITIES FUND -             SECURITIES FUND -             APPRECIATION
                                                   CLASS 2 SHARES                CLASS 2 SHARES               PORTFOLIO
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $       (638)  $        (48)  $     (2,189)  $       (859) $   (126,959)  $    (68,106)
  Realized gain (loss) ..................         7,832              3         19,524          8,031       290,768        185,805
  Change in unrealized gain (loss)
    on investments ......................        20,855          2,273         41,316         36,005       453,348      1,450,286
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        28,049          2,228         58,651         43,177       617,157      1,567,985
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        (2,264)         2,000          4,267         10,208        76,774        171,148
  Participant transfers from other
    funding options .....................       409,100         21,278        508,261        190,765       774,001      1,138,529
  Administrative charges ................           (14)            --           (149)           (99)       (5,952)        (8,219)
  Contract surrenders ...................       (31,788)            --        (48,521)       (10,080)   (1,619,367)    (1,370,479)
  Participant transfers to other
    funding options .....................      (128,974)            --       (110,821)       (41,437)     (365,779)      (839,430)
  Other receipts/(payments) .............            --             --             --             --      (404,415)      (434,643)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       246,060         23,278        353,037        149,357    (1,544,738)    (1,343,094)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets       274,109         25,506        411,688        192,534      (927,581)       224,891


NET ASSETS:
    Beginning of year ...................        25,506             --        417,121        224,587    22,759,355     22,534,464
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $    299,615   $     25,506   $    828,809   $    417,121  $ 21,831,774   $ 22,759,355
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                     SALOMON BROTHERS
                                           EQUITY                                                  VARIABLE AGGRESSIVE
   DIVERSIFIED STRATEGIC             INDEX PORTFOLIO -                  FUNDAMENTAL                   GROWTH FUND -
      INCOME PORTFOLIO                CLASS II SHARES                 VALUE PORTFOLIO                 CLASS I SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$   392,177     $   366,958     $   (31,949)    $    (4,692)    $  (170,659)    $  (270,042)    $   (42,284)    $   (15,411)
   (100,929)       (202,168)        102,596         (18,718)      2,466,395       1,126,989           6,303           2,472

   (178,252)        437,207         289,302       1,220,615      (1,197,377)      1,433,818         230,692         106,137
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    112,996         601,997         359,949       1,197,205       1,098,359       2,290,765         194,711          93,198
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


       (589)        106,455          59,350         123,686         102,054         323,091         382,404         690,751

    322,683         286,943         460,526       1,365,927         851,171       2,464,940         498,307         322,833
     (1,817)         (2,117)         (3,798)         (4,027)         (8,025)         (8,754)           (411)           (119)
 (1,303,108)     (2,266,714)     (1,172,804)       (729,108)     (2,540,371)     (1,936,874)        (22,118)         (2,126)

   (428,129)       (659,689)       (754,695)       (780,923)     (1,196,422)     (1,107,220)        (28,125)        (30,594)
   (273,385)       (443,881)        (38,136)       (188,674)       (401,557)       (694,053)             --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


 (1,684,345)     (2,979,003)     (1,449,557)       (213,119)     (3,193,150)       (958,870)        830,057         980,745
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

 (1,571,349)     (2,377,006)     (1,089,608)        984,086      (2,094,791)      1,331,895       1,024,768       1,073,943



 11,174,663      13,551,669      14,589,422      13,605,336      37,089,682      35,757,787       1,573,287         499,344
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 9,603,314     $11,174,663     $13,499,814     $14,589,422     $34,994,891     $37,089,682     $ 2,598,055     $ 1,573,287
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  SALOMON BROTHERS
                                                 VARIABLE GROWTH &
                                                   INCOME FUND -              BALANCED PORTFOLIO -          FORTY PORTFOLIO -
                                                   CLASS I SHARES                SERVICE SHARES               SERVICE SHARES
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $       (404)  $       (849)  $     79,675   $    101,990  $    (17,342)  $    (12,723)
  Realized gain (loss) ..................           714          3,207        140,630         60,515        21,727          7,498
  Change in unrealized gain (loss)
    on investments ......................         1,014         (2,685)       523,634        727,085       116,482        131,580
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         1,324           (327)       743,939        889,590       120,867        126,355
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        (1,067)            --         21,783        111,133        36,082          5,808
  Participant transfers from other
    funding options .....................        22,408         66,419        420,390        805,517       294,939         70,393
  Administrative charges ................           (21)           (22)        (3,577)        (4,036)         (351)          (378)
  Contract surrenders ...................        (6,886)        (5,419)      (980,147)    (1,011,947)      (40,672)       (34,814)
  Participant transfers to other
    funding options .....................            --        (89,483)      (906,819)    (1,328,173)      (72,363)       (60,001)
  Other receipts/(payments) .............            --             --       (141,078)      (261,956)           --        (43,304)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        14,434        (28,505)    (1,589,448)    (1,689,462)      217,635        (62,296)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets        15,758        (28,832)      (845,509)      (799,872)      338,502         64,059


NET ASSETS:
    Beginning of year ...................        35,313         64,145     13,858,768     14,658,640       894,854        830,795
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $     51,071   $     35,313   $ 13,013,259   $ 13,858,768  $  1,233,356   $    894,854
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        GLOBAL LIFE                  GLOBAL TECHNOLOGY                 MID CAP VALUE                     WORLDWIDE
    SCIENCES PORTFOLIO -                PORTFOLIO -                     PORTFOLIO -                  GROWTH PORTFOLIO -
       SERVICE SHARES                  SERVICE SHARES                 SERVICE SHARES                   SERVICE SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$   (43,312)    $   (42,956)    $   (43,662)    $   (50,232)    $    (7,850)    $    10,170     $   (16,894)    $   (40,038)
     85,040          29,030        (144,467)       (176,514)        107,000           9,325         121,247          60,677

    271,864         371,731         464,319         161,215         (36,223)         76,655         153,404         195,124
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    313,592         357,805         276,190         (65,531)         62,927          96,150         257,757         215,763
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      5,252           5,731           8,783          21,953          37,261          74,745          25,589          98,049

    239,744         302,054         293,631         987,292          52,717          33,130         464,407         351,128
     (1,401)         (1,530)         (1,532)         (1,742)           (151)           (137)         (2,727)         (3,195)
   (203,089)       (118,735)       (279,691)       (187,118)        (78,945)         (7,788)       (612,515)       (349,351)

   (318,926)       (313,010)       (786,654)       (721,092)        (37,166)        (22,002)       (821,775)       (506,860)
    (16,931)         (5,610)         (8,607)        (20,020)             --              --          (9,488)        (77,477)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


   (295,351)       (131,100)       (774,070)         79,273         (26,284)         77,948        (956,509)       (487,706)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     18,241         226,705        (497,880)         13,742          36,643         174,098        (698,752)       (271,943)



  3,164,952       2,938,247       3,536,271       3,522,529         738,551         564,453       7,747,234       8,019,177
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 3,183,193     $ 3,164,952     $ 3,038,391     $ 3,536,271     $   775,194     $   738,551     $ 7,048,482     $ 7,747,234
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 LAZARD RETIREMENT                 GROWTH AND                   MID-CAP
                                                SMALL CAP PORTFOLIO             INCOME PORTFOLIO            VALUE PORTFOLIO
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (1,343)  $       (450)  $     (1,124)  $        349  $     (2,165)  $       (653)
  Realized gain (loss) ..................        10,636            433         26,516          2,795        27,349          4,560
  Change in unrealized gain (loss)
    on investments ......................        (3,603)         4,503        (17,558)        22,826        (7,677)        13,646
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         5,690          4,486          7,834         25,970        17,507         17,553
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        (1,415)            --             --             --        (1,960)            --
  Participant transfers from other
    funding options .....................        99,580         47,421        113,990        168,622       270,390         99,528
  Administrative charges ................           (26)           (14)           (39)           (17)          (63)           (18)
  Contract surrenders ...................        (7,551)            --        (28,477)        (4,433)      (18,206)            --
  Participant transfers to other
    funding options .....................       (44,090)        (4,991)       (54,980)            --      (110,744)       (33,585)
  Other receipts/(payments) .............            --             --             --             --            --             --
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        46,498         42,416         30,494        164,172       139,417         65,925
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets        52,188         46,902         38,328        190,142       156,924         83,478


NET ASSETS:
    Beginning of year ...................        51,960          5,058        283,242         93,100       149,848         66,370
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $    104,148   $     51,960   $    321,570   $    283,242  $    306,772   $    149,848
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                       OPPENHEIMER
                                                                                                       MAIN STREET
          DIVIDEND                                                     S&P 500 INDEX                    FUND/VA -
      GROWTH PORTFOLIO                EQUITY PORTFOLIO                   PORTFOLIO                    SERVICE SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$    (4,877)    $       588     $    (4,178)    $      (841)    $    (4,337)    $    (8,794)    $      (123)    $      (103)
        579              72           2,104             229          50,895             716             103               3

     26,892          17,301          35,332          18,375         (13,304)        100,231           1,840           1,905
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     22,594          17,961          33,258          17,763          33,254          92,153           1,820           1,805
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     34,794         165,477              --         121,104         286,345         779,958             874           3,500

    234,845         194,041          33,688          34,746         459,966         164,903          15,429          29,803
        (67)            (11)            (21)             (2)           (208)            (31)            (16)             (2)
     (3,800)           (552)         (2,742)           (381)       (772,396)         (1,819)            (23)             --

     (1,925)        (25,228)         (7,082)         (1,914)        (50,283)           (512)             --              --
         --              --              --              --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    263,847         333,727          23,843         153,553         (76,576)        942,499          16,264          33,301
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    286,441         351,688          57,101         171,316         (43,322)      1,034,652          18,084          35,106



    352,784           1,096         173,477           2,161       1,225,640         190,988          35,106              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$   639,225     $   352,784     $   230,578     $   173,477     $ 1,182,318     $ 1,225,640     $    53,190     $    35,106
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                PUTNAM VT
                                                      REAL                          TOTAL                       DISCOVERY
                                               RETURN PORTFOLIO -             RETURN PORTFOLIO -              GROWTH FUND -
                                              ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS            CLASS IB SHARES
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      9,163   $     (2,056)  $    429,896   $    113,055  $     (3,259)  $     (3,110)
  Realized gain (loss) ..................         7,667         17,342        440,053        462,008        10,837          1,718
  Change in unrealized gain (loss)
    on investments ......................       (15,950)        12,466       (648,769)       204,863         5,037         14,777
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........           880         27,752        221,180        779,926        12,615         13,385
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         4,000         (2,208)        87,384        198,250            --          4,744
  Participant transfers from other
    funding options .....................       285,174      1,050,978      2,049,784      2,604,604        46,887          7,207
  Administrative charges ................           (31)           (35)        (5,439)        (6,160)         (112)          (134)
  Contract surrenders ...................       (91,191)       (46,015)    (2,404,627)    (1,340,470)      (39,849)        (7,850)
  Participant transfers to other
    funding options .....................      (229,923)      (462,775)    (1,725,624)    (3,872,863)      (33,558)        (6,790)
  Other receipts/(payments) .............            --             --       (175,633)      (226,489)           --             --
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (31,971)       539,945     (2,174,155)    (2,643,128)      (26,632)        (2,823)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets       (31,091)       567,697     (1,952,975)    (1,863,202)      (14,017)        10,562


NET ASSETS:
    Beginning of year ...................       634,849         67,152     22,699,631     24,562,833       236,639        226,077
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $    603,758   $    634,849   $ 20,746,656   $ 22,699,631  $    222,622   $    236,639
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         PUTNAM VT                       PUTNAM VT
       INTERNATIONAL                     SMALL CAP                                                      HIGH YIELD
       EQUITY FUND -                    VALUE FUND -                  ALL CAP FUND -                   BOND FUND -
      CLASS IB SHARES                 CLASS IB SHARES                     CLASS I                        CLASS I
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$       246     $      (450)    $   (31,630)    $   (24,203)    $  (123,649)    $  (185,287)    $   159,800     $   137,290
    131,992          61,204         325,741         127,386         419,891         276,233          72,638          10,612

     90,088         208,396        (165,272)        406,086         175,719       1,276,554        (157,979)         68,090
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    222,326         269,150         128,839         509,269         471,961       1,367,500          74,459         215,992
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      7,592          56,700           1,850         122,272         387,224         620,402         196,047         452,529

    709,573         405,883         261,514         456,826         857,723       2,357,279         853,104         725,649
       (339)           (344)           (639)           (611)         (6,274)         (6,625)           (509)           (407)
   (213,015)        (54,234)       (405,039)       (209,368)     (1,494,123)     (1,570,491)       (162,427)        (79,019)

   (361,445)       (324,717)       (150,044)       (221,765)     (1,240,819)       (858,946)       (109,521)       (120,062)
    (73,610)          1,022          (6,297)       (104,729)       (148,557)       (419,152)        (60,963)        (24,214)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     68,756          84,310        (298,655)         42,625      (1,644,826)        122,467         715,731         954,476
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    291,082         353,460        (169,816)        551,894      (1,172,865)      1,489,967         790,190       1,170,468



  2,099,397       1,745,937       2,646,479       2,094,585      21,889,868      20,399,901       2,864,655       1,694,187
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 2,390,479     $ 2,099,397     $ 2,476,663     $ 2,646,479     $20,717,003     $21,889,868     $ 3,654,845     $ 2,864,655
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    LARGE CAP                   SMALL CAP
                                                 INVESTORS FUND -                 GROWTH FUND -               GROWTH FUND -
                                                     CLASS I                         CLASS I                     CLASS I
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (63,634)  $      8,433   $    (23,476)  $     (8,359) $    (93,404)  $    (61,720)
  Realized gain (loss) ..................       429,825        173,242         12,562          1,332       631,733         59,824
  Change in unrealized gain (loss)
    on investments ......................       723,490      1,805,692         60,354         40,033      (349,367)       619,509
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,089,681      1,987,367         49,440         33,006       188,962        617,613
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        82,112        200,580        212,541        548,041       461,533      1,314,709
  Participant transfers from other
    funding options .....................       371,181      1,098,050        246,128        259,705       630,112        863,730
  Administrative charges ................        (6,306)        (7,070)          (162)           (77)         (913)          (706)
  Contract surrenders ...................    (1,999,109)    (1,323,614)      (169,954)        (1,893)     (987,561)      (196,768)
  Participant transfers to other
    funding options .....................    (1,026,880)    (1,027,034)       (52,079)       (17,609)     (470,741)      (461,074)
  Other receipts/(payments) .............      (317,333)      (335,460)       (19,335)            --       (45,063)       (26,678)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,896,335)    (1,394,548)       217,139        788,167      (412,633)     1,493,213
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets    (1,806,654)       592,819        266,579        821,173      (223,671)     2,110,826


NET ASSETS:
    Beginning of year ...................    24,081,757     23,488,938      1,087,037        265,864     5,265,411      3,154,585
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $ 22,275,103   $ 24,081,757   $  1,353,616   $  1,087,037  $  5,041,740   $  5,265,411
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                          SCUDDER
         STRATEGIC                       GROWTH AND                    INTERNATIONAL                   AIM CAPITAL
        BOND FUND -                  INCOME PORTFOLIO -                SELECT EQUITY                   APPRECIATION
          CLASS I                         CLASS B                   PORTFOLIO - CLASS B                 PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$   261,548     $   220,536     $    (5,880)    $    (3,127)    $     1,742     $   (10,801)    $   (41,859)    $   (35,782)
    234,405         129,712           1,664           1,500           2,742             384         (65,261)        (70,764)

   (438,635)        (46,319)         30,933          35,481         334,122         184,344         314,360         271,856
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     57,318         303,929          26,717          33,854         338,606         173,927         207,240         165,310
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    804,124       1,350,205          96,205         289,670         502,758       1,039,059         230,031         546,396

  1,382,415       1,269,266          92,040          98,615         925,224         262,980         168,233         263,523
       (725)           (599)            (36)            (11)           (371)            (51)         (1,362)         (1,425)
   (285,985)       (292,537)         (8,040)           (786)         (9,731)             --        (450,816)       (152,876)

   (611,097)       (160,683)         (6,581)           (315)        (29,925)         (5,316)       (265,856)       (206,666)
   (157,377)        (39,304)         17,023         (16,666)             --              --         (10,262)         (8,634)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


  1,131,355       2,126,348         190,611         370,507       1,387,955       1,296,672        (330,032)        440,318
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

  1,188,673       2,430,277         217,328         404,361       1,726,561       1,470,599        (122,792)        605,628



  6,938,133       4,507,856         424,624          20,263       1,695,937         225,338       3,215,286       2,609,658
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 8,126,806     $ 6,938,133     $   641,952     $   424,624     $ 3,422,498     $ 1,695,937     $ 3,092,494     $ 3,215,286
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   CONVERTIBLE                  DISCIPLINED MID              EQUITY INCOME
                                               SECURITIES PORTFOLIO           CAP STOCK PORTFOLIO              PORTFOLIO
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    149,450   $    110,586   $   (159,706)  $   (119,074) $   (602,013)  $    (40,354)
  Realized gain (loss) ..................       388,502        151,681        547,481        482,603     1,323,365      2,470,669
  Change in unrealized gain (loss)
    on investments ......................      (746,381)       474,493        782,288      1,139,980       410,140      1,035,864
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........      (208,429)       736,760      1,170,063      1,503,509     1,131,492      3,466,179
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        39,421        191,321         (8,125)        24,565       666,955        522,829
  Participant transfers from other
    funding options .....................       154,883      1,104,191        446,683        767,533     2,218,098      3,340,099
  Administrative charges ................        (2,696)        (2,948)        (2,987)        (3,084)      (11,012)       (12,002)
  Contract surrenders ...................    (1,401,764)      (945,781)    (1,022,575)      (587,774)   (4,755,200)    (3,719,088)
  Participant transfers to other
    funding options .....................      (837,384)    (1,008,518)      (625,372)      (549,434)   (1,922,549)    (1,739,481)
  Other receipts/(payments) .............      (173,472)      (205,290)      (109,749)       (97,603)   (1,188,460)      (807,562)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,221,012)      (867,025)    (1,322,125)      (445,797)   (4,992,168)    (2,415,205)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets    (2,429,441)      (130,265)      (152,062)     1,057,712    (3,860,676)     1,050,974


NET ASSETS:
    Beginning of year ...................    15,815,669     15,945,934     11,490,372     10,432,660    44,625,898     43,574,924
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $ 13,386,228   $ 15,815,669   $ 11,338,310   $ 11,490,372  $ 40,765,222   $ 44,625,898
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

       FEDERATED HIGH                 FEDERATED STOCK                    LARGE CAP                  MERCURY LARGE CAP
      YIELD PORTFOLIO                    PORTFOLIO                       PORTFOLIO                    CORE PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$  (193,469)    $   845,137     $  (111,796)    $     1,341     $  (370,541)    $  (168,265)    $   (27,736)    $   (18,334)
   (158,866)       (150,694)        156,333          32,408        (962,129)       (895,100)       (104,237)       (115,508)

    483,226         562,188         224,811         719,673       3,032,235       2,403,613         315,987         412,744
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    130,891       1,256,631         269,348         753,422       1,699,565       1,340,248         184,014         278,902
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      6,714          26,612          (3,826)          3,590         281,311         880,801           2,209          12,810

    702,388       1,339,647         244,123         348,205         761,810         775,229         109,198          35,040
     (3,045)         (3,400)         (1,778)         (1,988)         (8,886)        (10,231)           (493)           (521)
 (1,658,125)     (1,469,783)       (931,785)       (595,089)     (2,769,782)     (1,431,458)       (339,019)       (227,217)

   (709,662)     (1,307,229)       (438,896)       (354,614)     (1,369,123)     (1,556,035)       (188,195)        (66,553)
   (292,485)       (299,405)       (497,678)       (200,994)       (568,711)       (477,009)         (4,626)        (31,038)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


 (1,954,215)     (1,713,558)     (1,629,840)       (800,890)     (3,673,381)     (1,818,703)       (420,926)       (277,479)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

 (1,823,324)       (456,927)     (1,360,492)        (47,468)     (1,973,816)       (478,455)       (236,912)          1,423



 14,734,884      15,191,811       8,891,958       8,939,426      27,347,725      27,826,180       2,131,063       2,129,640
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$12,911,560     $14,734,884     $ 7,531,466     $ 8,891,958     $25,373,909     $27,347,725     $ 1,894,151     $ 2,131,063
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  MFS EMERGING                    MFS MID CAP                   MFS TOTAL
                                                GROWTH PORTFOLIO                GROWTH PORTFOLIO             RETURN PORTFOLIO
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (30,433)  $   (201,136)  $   (339,210)  $   (202,462) $    428,529   $    913,503
  Realized gain (loss) ..................   (10,442,924)    (1,577,602)    (1,473,556)    (1,237,340)    3,721,819      2,095,276
  Change in unrealized gain (loss)
    on investments ......................    10,034,876      3,298,618      2,604,948      3,145,185    (3,143,470)     3,583,980
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........      (438,481)     1,519,880        792,182      1,705,383     1,006,878      6,592,759
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         1,915         50,566         48,112         87,728       876,537      1,702,736
  Participant transfers from other
    funding options .....................        27,698        369,271     14,235,425        687,834     4,123,215      4,661,517
  Administrative charges ................           (24)        (6,028)       (11,070)        (6,469)      (16,546)       (17,365)
  Contract surrenders ...................      (288,955)      (691,634)    (2,060,268)      (902,207)   (8,783,425)    (4,491,081)
  Participant transfers to other
    funding options .....................   (14,014,253)    (1,061,131)    (2,150,215)      (881,113)   (2,567,870)    (2,406,928)
  Other receipts/(payments) .............      (100,303)      (147,278)      (287,974)      (162,640)   (1,646,429)    (1,243,027)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (14,373,922)    (1,486,234)     9,774,010     (1,176,867)   (8,014,518)    (1,794,148)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets   (14,812,403)        33,646     10,566,192        528,516    (7,007,640)     4,798,611


NET ASSETS:
    Beginning of year ...................    14,812,403     14,778,757     14,924,771     14,396,255    73,093,493     68,294,882
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $         --   $ 14,812,403   $ 25,490,963   $ 14,924,771  $ 66,085,853   $ 73,093,493
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                          MONDRIAN
         MFS VALUE                     INTERNATIONAL                   PIONEER FUND                 PIONEER STRATEGIC
         PORTFOLIO                    STOCK PORTFOLIO                    PORTFOLIO                   INCOME PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$       128     $       466     $  (181,440)    $    21,897     $      (340)    $       (15)    $    65,976     $   145,071
      5,752             472         466,062         248,178             146               9         (40,123)        (62,176)

     (2,192)          1,529         754,866       1,403,493           1,044           1,102          37,243         157,713
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      3,688           2,467       1,039,488       1,673,568             850           1,096          63,096         240,608
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      3,932             952          30,264         242,846          (1,320)             --             524           2,230

    104,273          51,685       1,412,818         982,775          16,050           5,778         445,730         329,568
        (55)             (2)         (3,328)         (3,485)            (14)            (12)           (545)           (589)
    (25,397)         (1,262)     (1,280,580)       (809,124)             --              --        (396,300)       (397,736)

    (18,179)             --        (798,480)       (646,602)         (1,842)             --        (227,355)       (223,706)
         --              --        (157,819)       (153,337)             --              --         (67,353)        (22,070)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     64,574          51,373        (797,125)       (386,927)         12,874           5,766        (245,299)       (312,303)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     68,262          53,840         242,363       1,286,641          13,724           6,862        (182,203)        (71,695)



     53,840              --      13,474,072      12,187,431          13,469           6,607       2,771,320       2,843,015
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$   122,102     $    53,840     $13,716,435     $13,474,072     $    27,193     $    13,469     $ 2,589,117     $ 2,771,320
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             STYLE FOCUS SERIES:
                                                STRATEGIC EQUITY                  SMALL CAP                TRAVELERS QUALITY
                                                   PORTFOLIO                   VALUE PORTFOLIO               BOND PORTFOLIO
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (202,754)  $     (8,091)  $       (174)  $         --  $   (518,072)  $  1,401,510
  Realized gain (loss) ..................    (2,710,006)    (2,344,165)         1,062             --      (207,862)        15,647
  Change in unrealized gain (loss)
    on investments ......................     2,808,674      4,632,420          1,714             --       813,286       (583,954)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........      (104,086)     2,280,164          2,602             --        87,352        833,203
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        17,102         39,399         65,324             --        78,882        248,881
  Participant transfers from other
    funding options .....................       167,629        285,386         33,477             --       642,691        996,442
  Administrative charges ................        (8,709)       (10,415)            (1)            --        (8,624)       (10,169)
  Contract surrenders ...................    (2,659,245)    (1,423,930)            --             --    (3,670,501)    (3,408,342)
  Participant transfers to other
    funding options .....................    (1,710,521)    (1,872,008)            --             --    (5,429,084)    (4,557,327)
  Other receipts/(payments) .............      (627,530)      (628,618)            --             --    (1,243,691)    (1,389,185)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (4,821,274)    (3,610,186)        98,800             --    (9,630,327)    (8,119,700)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets    (4,925,360)    (1,330,022)       101,402             --    (9,542,975)    (7,286,497)


NET ASSETS:
    Beginning of year ...................    28,123,144     29,453,166             --             --    43,468,177     50,754,674
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $ 23,197,784   $ 28,123,144   $    101,402   $         --  $ 33,925,202   $ 43,468,177
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                         CORE PLUS
      U.S. GOVERNMENT                   FIXED INCOME                 EMERGING MARKETS                    EQUITY AND
         SECURITIES                     PORTFOLIO -                 EQUITY PORTFOLIO -               INCOME PORTFOLIO -
         PORTFOLIO                        CLASS II                        CLASS I                         CLASS II
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$      (955)    $       458     $    52,116     $    18,834     $   (33,622)    $   (12,029)    $   (53,811)    $   (30,403)
        118               5          25,026           2,151          67,635           6,456          60,198           4,143

        959            (313)        (12,743)         12,311         689,705         298,226         240,493         263,120
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


        122             150          64,399          33,296         723,718         292,653         246,880         236,860
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      6,008           2,000         733,169       1,006,256         299,172         487,408         695,315       1,734,812

    105,478           9,292       1,415,455         957,451         397,661         447,414         933,429         795,833
        (31)             --            (306)            (88)           (307)           (172)           (429)            (81)
     (2,558)           (177)        (30,951)         (1,230)        (85,303)        (68,115)        (91,765)         26,944

     (7,759)             --         (33,040)        (33,955)       (145,526)        (70,270)        (47,781)        (81,866)
         --              --         (23,161)        (15,574)        (27,131)             --         (14,726)         (6,571)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    101,138          11,115       2,061,166       1,912,860         438,566         796,265       1,474,043       2,469,071
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    101,260          11,265       2,125,565       1,946,156       1,162,284       1,088,918       1,720,923       2,705,931



     11,265              --       2,276,684         330,528       1,910,256         821,338       3,289,813         583,882
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$   112,525     $    11,265     $ 4,402,249     $ 2,276,684     $ 3,072,540     $ 1,910,256     $ 5,010,736     $ 3,289,813
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  EQUITY GROWTH                GLOBAL FRANCHISE                GLOBAL VALUE
                                                   PORTFOLIO -                   PORTFOLIO -                EQUITY PORTFOLIO -
                                                     CLASS I                       CLASS II                      CLASS I
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (22,487)  $    (22,096)  $   (118,794)  $    (29,217) $    (26,791)  $    (23,070)
  Realized gain (loss) ..................         5,549         (3,457)        48,577         28,265        72,513         17,767
  Change in unrealized gain (loss)
    on investments ......................       278,220        145,461        665,210        296,670       140,297        346,279
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       261,282        119,908        594,993        295,718       186,019        340,976
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        76,560        261,669      1,907,058      2,150,318       308,470        712,055
  Participant transfers from other
    funding options .....................       205,815        294,967      1,882,676      1,149,712       766,867        778,125
  Administrative charges ................          (363)          (327)          (607)          (108)         (575)          (458)
  Contract surrenders ...................      (110,224)      (175,171)       (95,317)        27,886      (113,354)      (190,997)
  Participant transfers to other
    funding options .....................      (114,363)       (31,765)      (266,987)       (19,209)     (184,272)       (87,205)
  Other receipts/(payments) .............            --             --        (20,632)        (7,088)      (67,768)       (44,152)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        57,425        349,373      3,406,191      3,301,511       709,368      1,167,368
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets       318,707        469,281      4,001,184      3,597,229       895,387      1,508,344


NET ASSETS:
    Beginning of year ...................     1,915,232      1,445,951      3,984,085        386,856     3,557,374      2,049,030
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $  2,233,939   $  1,915,232   $  7,985,269   $  3,984,085  $  4,452,761   $  3,557,374
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          MID CAP                      SMALL COMPANY                                                    U.S. MID CAP
     GROWTH PORTFOLIO -              GROWTH PORTFOLIO -           TECHNOLOGY PORTFOLIO -             VALUE PORTFOLIO -
          CLASS I                         CLASS II                        CLASS I                         CLASS I
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$   (36,890)    $   (25,521)    $   (22,074)    $    (6,600)    $    (4,075)    $    (5,612)    $   (51,708)    $   (51,590)
     41,514           7,784          17,141          20,724         (58,971)        (63,804)        151,092          45,427

    322,594         323,172         136,731          72,941          50,870          54,544         308,151         441,306
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    327,218         305,435         131,798          87,065         (12,176)        (14,872)        407,535         435,143
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    222,834         324,644         219,206         452,232              --           1,783         190,298         386,365

    273,265         103,789         533,110         114,540             642          11,838         291,995         387,336
       (487)           (453)           (105)            (16)           (114)           (147)           (598)           (644)
    (30,382)        (48,915)         (5,061)             --         (43,024)         (8,450)       (218,580)       (199,237)

   (194,059)        (15,290)        (57,890)        (11,139)        (43,350)        (88,166)       (208,713)       (132,013)
    (19,576)        (25,260)        (11,908)             --          (1,959)        (12,138)        (66,568)        (64,162)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    251,595         338,515         677,352         555,617         (87,805)        (95,280)        (12,166)        377,645
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    578,813         643,950         809,150         642,682         (99,981)       (110,152)        395,369         812,788



  1,976,227       1,332,277         730,680          87,998         359,105         469,257       3,870,341       3,057,553
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 2,555,040     $ 1,976,227     $ 1,539,830     $   730,680     $   259,124     $   359,105     $ 4,265,710     $ 3,870,341
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              SB ADJUSTABLE
                                                 U.S. REAL ESTATE                                              RATE INCOME
                                                   PORTFOLIO -                  VALUE PORTFOLIO -              PORTFOLIO -
                                                     CLASS I                         CLASS I                  CLASS I SHARES
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (22,067)  $     (2,359)  $     (8,848)  $    (12,413) $      3,508   $        214
  Realized gain (loss) ..................       272,918        197,637        226,651         95,602           562             90
  Change in unrealized gain (loss)
    on investments ......................       391,501        633,927       (125,995)       291,335        (2,792)          (483)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       642,352        829,205         91,808        374,524         1,278           (179)
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       359,014        936,832        102,871        421,078        (1,000)        40,345
  Participant transfers from other
    funding options .....................       653,099        680,858        494,236        370,329       281,542         84,201
  Administrative charges ................          (380)          (398)          (622)          (633)          (12)            (5)
  Contract surrenders ...................      (271,324)      (198,780)      (272,897)       (90,395)      (15,115)        (2,015)
  Participant transfers to other
    funding options .....................      (272,453)      (650,765)       (76,619)       (82,273)     (174,637)       (28,361)
  Other receipts/(payments) .............       (95,587)       (30,836)      (125,142)       (97,226)           --             --
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       372,369        736,911        121,827        520,880        90,778         94,165
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets     1,014,721      1,566,116        213,635        895,404        92,056         93,986


NET ASSETS:
    Beginning of year ...................     3,726,748      2,160,632      2,886,960      1,991,556       107,687         13,701
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $  4,741,469   $  3,726,748   $  3,100,595   $  2,886,960  $    199,743   $    107,687
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        SMITH BARNEY                    SMITH BARNEY
         AGGRESSIVE                 LARGE CAPITALIZATION             SOCIAL AWARENESS              COMSTOCK PORTFOLIO -
      GROWTH PORTFOLIO                GROWTH PORTFOLIO                STOCK PORTFOLIO                 CLASS I SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$  (401,518)    $  (393,203)    $   (51,813)    $   (45,312)    $       (43)    $        (4)    $    (1,240)    $    (1,669)
    481,580         316,370          82,514          66,832             451              --          21,494           6,522

  2,683,836       2,316,480         116,008         (88,752)           (253)            254          (4,068)         59,987
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


  2,763,898       2,239,647         146,709         (67,232)            155             250          16,186          64,840
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    173,354         339,296          17,587          44,196              --           3,000              --              --

  1,101,911       2,040,654         583,646         809,699              --              --         107,332          46,833
     (6,717)         (7,461)         (1,080)         (1,321)             --              --            (161)           (113)
 (2,089,835)     (1,428,071)       (321,123)       (176,796)         (3,405)             --          (5,450)         (8,768)

   (910,216)       (906,742)       (364,502)       (402,044)             --              --         (16,931)        (28,418)
   (303,776)       (220,223)        (56,094)        (91,782)             --              --          (3,749)             --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


 (2,035,279)       (182,547)       (141,566)        181,952          (3,405)          3,000          81,041           9,534
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    728,619       2,057,100           5,143         114,720          (3,250)          3,250          97,227          74,374



 29,368,384      27,311,284       4,342,161       4,227,441           3,250              --         476,849         402,475
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$30,097,003     $29,368,384     $ 4,347,304     $ 4,342,161     $        --     $     3,250     $   574,076     $   476,849
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                EMERGING GROWTH                  EMERGING
                                                COMSTOCK PORTFOLIO -              PORTFOLIO -               GROWTH PORTFOLIO -
                                                  CLASS II SHARES                CLASS I SHARES              CLASS II SHARES
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (189,431)  $   (143,832)  $     (8,163)  $    (10,937) $    (87,041)  $    (60,972)
  Realized gain (loss) ..................       948,297        100,487        (74,796)       (71,943)       30,822         (6,618)
  Change in unrealized gain (loss)
    on investments ......................       (86,277)     2,639,576        125,529        126,129       361,491        323,138
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       672,589      2,596,231         42,570         43,249       305,272        255,548
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,365,876      4,416,879             --             --       344,588      1,353,798
  Participant transfers from other
    funding options .....................     4,516,719      3,716,381             38            108       422,863        680,044
  Administrative charges ................        (3,118)        (2,495)          (602)          (649)         (660)          (612)
  Contract surrenders ...................    (1,427,165)      (941,568)       (24,297)       (46,680)     (163,332)      (289,714)
  Participant transfers to other
    funding options .....................      (968,987)      (498,748)       (70,982)       (51,296)     (274,318)      (191,204)
  Other receipts/(payments) .............      (151,851)      (198,882)       (23,425)            --       (65,063)        (9,203)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,331,474      6,491,567       (119,268)       (98,517)      264,078      1,543,109
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets     5,004,063      9,087,798        (76,698)       (55,268)      569,350      1,798,657


NET ASSETS:
    Beginning of year ...................    21,721,552     12,633,754        792,876        848,144     4,889,907      3,091,250
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $ 26,725,615   $ 21,721,552   $    716,178   $    792,876  $  5,459,257   $  4,889,907
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

   ENTERPRISE PORTFOLIO -          ENTERPRISE PORTFOLIO -         GOVERNMENT PORTFOLIO -          GOVERNMENT PORTFOLIO -
       CLASS I SHARES                 CLASS II SHARES                 CLASS I SHARES                 CLASS II SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$    (4,039)    $    (7,317)    $   (13,441)    $   (15,166)    $    33,766     $    47,278     $   153,865     $   219,352
   (123,408)        (39,602)          8,553          (1,294)          2,925           6,369          (4,162)        (15,594)

    163,511          65,067          72,308          54,624         (11,393)        (19,622)        (31,908)        (47,338)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     36,064          18,148          67,420          38,164          25,298          34,025         117,795         156,420
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


         --              --          17,636          95,731              --              --          90,238         349,063

         --             102          47,346         351,295             869          25,885         435,190         580,567
       (239)           (326)           (159)           (156)           (191)           (265)         (1,318)         (1,379)
    (99,472)        (11,439)        (35,771)        (46,887)       (110,772)       (285,190)       (330,514)       (451,452)

    (59,291)        (37,682)       (160,700)        (22,371)        (58,663)        (17,291)       (370,444)       (613,118)
    (44,730)             --         (23,955)        (53,862)        (62,572)        (34,397)        (44,273)       (184,896)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


   (203,732)        (49,345)       (155,603)        323,750        (231,329)       (311,258)       (221,121)       (321,215)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

   (167,668)        (31,197)        (88,183)        361,914        (206,031)       (277,233)       (103,326)       (164,795)



    731,170         762,367       1,249,801         887,887       1,241,330       1,518,563       6,925,007       7,089,802
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$   563,502     $   731,170     $ 1,161,618     $ 1,249,801     $ 1,035,299     $ 1,241,330     $ 6,821,681     $ 6,925,007
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     GROWTH AND                    GROWTH AND                 MONEY MARKET
                                                 INCOME PORTFOLIO -            INCOME PORTFOLIO -             PORTFOLIO -
                                                   CLASS I SHARES               CLASS II SHARES              CLASS I SHARES
                                           ---------------------------   ---------------------------  ---------------------------
                                                2005           2004           2005           2004          2005           2004
                                                ----           ----           ----           ----          ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (3,713)  $     (6,369)  $    (96,352)  $    (69,499) $     19,290   $    (11,173)
  Realized gain (loss) ..................        94,057         15,235        357,535         63,021            --             --
  Change in unrealized gain (loss)
    on investments ......................        33,035        180,253        605,465        981,474            --             --
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       123,379        189,119        866,648        974,996        19,290        (11,173)
                                           ------------   ------------   ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --             --        735,155      1,729,970            --             --
  Participant transfers from other
    funding options .....................        26,206         12,824      1,176,656      1,616,650         7,677         33,593
  Administrative charges ................          (388)          (438)        (1,569)        (1,458)          (96)          (246)
  Contract surrenders ...................      (156,816)       (74,880)      (238,171)      (290,506)       (8,462)       (48,887)
  Participant transfers to other
    funding options .....................       (11,205)          (122)      (390,452)      (273,069)      (92,787)       (64,420)
  Other receipts/(payments) .............      (101,425)       (19,627)       (63,256)      (148,943)      (28,662)      (147,406)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (243,628)       (82,243)     1,218,363      2,632,644      (122,330)      (227,366)
                                           ------------   ------------   ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets      (120,249)       106,876      2,085,011      3,607,640      (103,040)      (238,539)


NET ASSETS:
    Beginning of year ...................     1,625,140      1,518,264      9,798,819      6,191,179     1,647,242      1,885,781
                                           ------------   ------------   ------------   ------------  ------------   ------------
    End of year .........................  $  1,504,891   $  1,625,140   $ 11,883,830   $  9,798,819  $  1,544,202   $  1,647,242
                                           ============   ============   ============   ============  ============   ============

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                      DYNAMIC CAPITAL
        MONEY MARKET                    CONTRAFUND(R)                  APPRECIATION
        PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -                 MID CAP PORTFOLIO -
      CLASS II SHARES                 SERVICE CLASS 2                 SERVICE CLASS 2                 SERVICE CLASS 2
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2005             2004           2005            2004            2005            2004            2005            2004
    ----             ----           ----            ----            ----            ----            ----            ----
$    38,742     $   (48,151)    $  (318,065)    $  (177,138)    $    (5,269)    $    (4,724)    $  (292,911)    $  (162,989)
         --              --         186,321          89,574           8,624          10,248         604,996         204,040

         --              --       3,366,483       1,941,627          59,316          (8,293)      2,656,448       2,466,094
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     38,742         (48,151)      3,234,739       1,854,063          62,671          (2,769)      2,968,533       2,507,145
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    655,670       1,582,393       1,223,578       1,798,052              --              --         895,091       1,960,412

  1,969,599       1,834,864       6,444,653       3,246,183          27,694         153,977       5,183,393       3,395,069
       (672)           (677)         (5,287)         (4,315)           (126)           (131)         (2,880)         (1,871)
   (457,385)       (157,816)       (968,975)       (735,213)        (41,735)        (76,326)     (1,100,215)       (524,498)

 (2,821,250)     (2,866,314)       (819,304)       (560,655)         (8,253)        (37,221)       (957,672)     (1,191,707)
     (9,695)       (113,793)        (79,703)       (134,328)             --              --        (112,473)        (87,066)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


   (663,733)        278,657       5,794,962       3,609,724         (22,420)         40,299       3,905,244       3,550,339
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

   (624,991)        230,506       9,029,701       5,463,787          40,251          37,530       6,873,777       6,057,484



  5,751,174       5,520,668      16,957,393      11,493,606         368,360         330,830      15,062,273       9,004,789
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 5,126,183     $ 5,751,174     $25,987,094     $16,957,393     $   408,611     $   368,360     $21,936,050     $15,062,273
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Fund ABD for Variable Annuities ("Fund ABD") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Fund ABD, established on October 17, 1995, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund ABD are Travelers Life & Annuity Access Annuity, Travelers Life & Annuity Access Select Annuity, Travelers Portfolio Architect Annuity, Travelers Portfolio Architect Select Annuity, Travelers Premier Advisers Annuity, Travelers Premier Advisers II Annuity and Travelers Life & Annuity Premier Advisers III.

Participant purchase payments applied to Fund ABD are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Fund ABD were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
           Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The Company (continued)
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Forty Portfolio - Service Shares (Formerly Capital Appreciation
           Portfolio - Service Shares)
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Value Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Morgan Stanley Variable Investment Series, Massachusetts business trust
         Dividend Growth Portfolio
         Equity Portfolio
         S&P 500 Index Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Strategic Bond Fund - Class I
     Scudder Variable Series I, Massachusetts business trust
         Growth and Income Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder International Select Equity Portfolio - Class B
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio *
         Managed Allocation Series: Conservative Portfolio *
         Managed Allocation Series: Moderate Portfolio *
         Managed Allocation Series: Moderate-Aggressive Portfolio *
         Managed Allocation Series: Moderate-Conservative Portfolio *
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)

     The Travelers Series Trust, Massachusetts business trust, Affiliate of
       The Company (continued)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     The Universal Institutional Funds, Inc., Maryland business trust
         Core Plus Fixed Income Portfolio - Class II
         Emerging Markets Equity Portfolio - Class I
         Equity and Income Portfolio - Class II
         Equity Growth Portfolio - Class I
         Global Franchise Portfolio - Class II
         Global Value Equity Portfolio - Class I
         Mid Cap Growth Portfolio - Class I
         Small Company Growth Portfolio - Class II
         Technology Portfolio - Class I
         U.S. Mid Cap Value Portfolio - Class I
         U.S. Real Estate Portfolio - Class I
         Value Portfolio - Class I
     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Social Awareness Stock Portfolio*
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class I Shares
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
         Government Portfolio - Class I Shares
         Government Portfolio - Class II Shares
         Growth and Income Portfolio - Class I Shares
         Growth and Income Portfolio - Class II Shares
         Money Market Portfolio - Class I Shares
         Money Market Portfolio - Class II Shares
     Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

     New Funds in 2005 included above:

     Managed Allocation Series: Aggressive Portfolio                     The Travelers Series Trust        5/2/2005
     Managed Allocation Series: Conservative Portfolio                   The Travelers Series Trust        5/2/2005
     Managed Allocation Series: Moderate Portfolio                       The Travelers Series Trust        5/2/2005
     Managed Allocation Series: Moderate-Aggressive Portfolio            The Travelers Series Trust        5/2/2005

     New Funds in 2005 included above (continued):

     Managed Allocation Series: Moderate-Conservative Portfolio          The Travelers Series Trust        5/2/2005
     Style Focus Series: Small Cap Value Portfolio                       The Travelers Series Trust        5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund ABD for Variable Annuities or shares of Fund ABD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund ABD for Variable Annuities product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund ABD in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date and held at average cost. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Fund ABD form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund ABD. Fund ABD is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Fund ABD adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option:

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                ABD
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Asset-based Charges
                                                             -----------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ------------------------------------------
                                                                                                                              Total
 Separate Account Charge (1)    Product                      M&E (2)     ADM       ESP    GMWB I   GMWB II   GMWB III  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%   Access                        1.25%     0.15%                                                  1.40%
                                Access Select                 1.25%     0.15%                                                  1.40%
                                Portfolio Architect           1.25%     0.15%                                                  1.40%
                                Portfolio Architect Select    1.25%     0.15%                                                  1.40%
                                Premier Advisers              1.25%     0.15%                                                  1.40%

Separate Account Charge 1.50%   Premier Advisers II           1.35%     0.15%                                                  1.50%

Separate Account Charge 1.55%   Premier Advisers III          1.40%     0.15%                                                  1.55%

Separate Account Charge 1.60%   Portfolio Architect           1.25%     0.15%     0.20%                                        1.60%
                                Portfolio Architect Select    1.25%     0.15%     0.20%                                        1.60%
                                Premier Advisers              1.25%     0.15%     0.20%                                        1.60%
                                Premier Advisers III          1.45%     0.15%                                                  1.60%

Separate Account Charge 1.65%   Portfolio Architect           1.25%     0.15%                                 0.25%            1.65%

Separate Account Charge 1.70%   Premier Advisers II           1.35%     0.15%     0.20%                                        1.70%
                                Premier Advisers III          1.40%     0.15%     0.15%                                        1.70%

Separate Account Charge 1.75%   Premier Advisers II           1.35%     0.15%                                 0.25%            1.75%
                                Premier Advisers III          1.45%     0.15%     0.15%                                        1.75%

Separate Account Charge 1.80%   Portfolio Architect           1.25%     0.15%              0.40%                               1.80%
                                Premier Advisers III          1.40%     0.15%                                 0.25%            1.80%

Separate Account Charge 1.85%   Portfolio Architect           1.25%     0.15%     0.20%                       0.25%            1.85%
                                Premier Advisers III          1.45%     0.15%                                 0.25%            1.85%

Separate Account Charge 1.90%   Premier Advisers II           1.35%     0.15%              0.40%                               1.90%
                                Portfolio Architect           1.25%     0.15%                       0.50%                      1.90%

Separate Account Charge 1.95%   Premier Advisers II           1.35%     0.15%     0.20%                       0.25%            1.95%
                                Premier Advisers III          1.40%     0.15%              0.40%                               1.95%
                                Premier Advisers III          1.40%     0.15%     0.15%                       0.25%            1.95%

Separate Account Charge 2.00%   Portfolio Architect           1.25%     0.15%     0.20%    0.40%                               2.00%
                                Premier Advisers II           1.35%     0.15%                       0.50%                      2.00%
                                Premier Advisers III          1.45%     0.15%              0.40%                               2.00%
                                Premier Advisers III          1.45%     0.15%     0.15%                       0.25%            2.00%

Separate Account Charge 2.05%   Premier Advisers III          1.40%     0.15%                                          0.50%   2.05%
                                Premier Advisers III          1.40%     0.15%                       0.50%                      2.05%

Separate Account Charge 2.10%   Portfolio Architect           1.25%     0.15%     0.20%             0.50%                      2.10%
                                Premier Advisers II           1.35%     0.15%     0.20%    0.40%                               2.10%
                                Premier Advisers III          1.40%     0.15%     0.15%    0.40%                               2.10%
                                Premier Advisers III          1.45%     0.15%                                          0.50%   2.10%
                                Premier Advisers III          1.45%     0.15%                       0.50%                      2.10%

Separate Account Charge 2.15%   Premier Advisers III          1.45%     0.15%     0.15%    0.40%                               2.15%

Separate Account Charge 2.20%   Premier Advisers II           1.35%     0.15%     0.20%             0.50%                      2.20%
                                Premier Advisers III          1.40%     0.15%     0.15%                                0.50%   2.20%
                                Premier Advisers III          1.40%     0.15%     0.15%             0.50%                      2.20%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                ABD
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Asset-based Charges
                                                             -----------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ------------------------------------------
                                                                                                                              Total
 Separate Account Charge (1)    Product                      M&E (2)     ADM       ESP    GMWB I   GMWB II   GMWB III  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.25%   Premier Advisers III          1.45%     0.15%     0.15%                                0.50%   2.25%
                                Premier Advisers III          1.45%     0.15%     0.15%             0.50%                      2.25%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.
(2) From January 1, 2005 to July 10, 2005, the M&E charge for Premier Advisers III was 1.45%. On July 11, 2005, the M&E charge was reduced to 1.40%.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, a withdrawal charge will apply, assessed through the redemption of units, if Purchase Payments are withdrawn as noted directly below:

--------------------------------------------------------------------------------
Product                         Withdrawal charge (as a percentage of the amount
                                withdrawn)
--------------------------------------------------------------------------------
Access                          N/A
Access Select                   N/A
                                Up to 6% decreasing to 0% in years 8 and
Portfolio Architect             later
Portfolio Architect             Up to 6% decreasing to 0% in years 8
Select                          and later
                                Up to 6% decreasing to 0% in years 8
Premier Advisers                and later
                                Up to 6% decreasing to 0% in years 8
Premier Advisers II             and later
                                Up to 6% decreasing to 0% in years 8
Premier Advisers III            and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                            FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                        ------------------------------------------------------------

INVESTMENTS                                                                NO. OF          MARKET          COST OF        PROCEEDS
                                                                           SHARES           VALUE         PURCHASES      FROM SALES
                                                                        ------------    ------------    ------------    ------------
CAPITAL APPRECIATION FUND (5.6%)
    Total (Cost $46,436,039)                                                 571,752    $ 44,756,726    $    637,509    $  7,025,730
                                                                        ------------    ------------    ------------    ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $89,436)                                                       9,140          91,769          90,124           1,764
                                                                        ------------    ------------    ------------    ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $178,671)                                                     11,082         190,611          10,397          80,610
                                                                        ------------    ------------    ------------    ------------

MONEY MARKET PORTFOLIO (2.3%)
    Total (Cost $18,027,966)                                              18,027,966      18,027,966       8,089,673      12,935,360
                                                                        ------------    ------------    ------------    ------------

AIM VARIABLE INSURANCE FUNDS (0.5%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $3,910,568)                                                  169,396       3,780,911          49,336         594,387
                                                                        ------------    ------------    ------------    ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.0%)
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    Total (Cost $8,579,847)                                                  299,812       7,957,001          90,665       1,323,994
                                                                        ------------    ------------    ------------    ------------

AMERICAN FUNDS INSURANCE SERIES (0.3%)
  Global Growth Fund - Class 2 Shares (Cost $105,505)                          5,809         113,396         180,589          87,827
  Growth Fund - Class 2 Shares (Cost $616,765)                                11,696         689,803         617,475          36,451
  Growth-Income Fund - Class 2 Shares (Cost $1,183,458)                       34,803       1,326,689         407,872         214,071
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $1,905,728)                                                   52,308       2,129,888       1,205,936         338,349
                                                                        ------------    ------------    ------------    ------------

CREDIT SUISSE TRUST (0.4%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $1,971,805)                                                  180,528       3,036,486       1,047,318         944,063
                                                                        ------------    ------------    ------------    ------------

DELAWARE VIP TRUST (1.2%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $6,888,691)                                                  508,443       9,543,481       1,569,287       2,387,477
                                                                        ------------    ------------    ------------    ------------

DREYFUS VARIABLE INVESTMENT FUND (3.0%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    (Cost $8,658,740)                                                        236,104       8,761,815         257,100       1,852,537
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $13,441,585)                                                       332,687      14,624,911         485,719       2,426,771
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $22,100,325)                                                 568,791      23,386,726         742,819       4,279,308
                                                                        ------------    ------------    ------------    ------------

FAM VARIABLE SERIES FUNDS, INC. (0.0%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $67,129)               5,810          72,335          67,878           1,836
  Mercury Value Opportunities V.I. Fund - Class III (Cost $16,447)             2,076          12,392          16,565           1,210
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $83,576)                                                       7,886          84,727          84,443           3,046
                                                                        ------------    ------------    ------------    ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.3%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $483,138)              30,971         562,740         176,396         101,197
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $891,709)                                                           91,164         993,690       1,001,068         197,978
  Templeton Foreign Securities Fund - Class 2 Shares
    (Cost $276,499)                                                           19,182         299,626         432,481         187,048
  Templeton Growth Securities Fund - Class 2 Shares
    (Cost $718,767)                                                           60,017         828,841         504,960         154,079
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $2,370,113)                                                  201,334       2,684,897       2,114,905         640,302
                                                                        ------------    ------------    ------------    ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                        ------------------------------------------------------------

INVESTMENTS                                                                 NO. OF          MARKET         COST OF        PROCEEDS
                                                                            SHARES           VALUE        PURCHASES      FROM SALES
                                                                        ------------    ------------    ------------    ------------
GREENWICH STREET SERIES FUND (10.4%)
  Appreciation Portfolio (Cost $18,890,819)                                  901,057    $ 21,832,611    $    789,735    $  2,460,595
  Diversified Strategic Income Portfolio (Cost $10,424,424)                1,065,892       9,603,683         807,193       2,098,991
  Equity Index Portfolio - Class II Shares (Cost $12,476,270)                444,090      13,500,340         520,223       2,001,203
  Fundamental Value Portfolio (Cost $32,170,921)                           1,696,376      34,996,233       2,825,085       4,156,328
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $2,229,881)                                                        111,367       2,598,196         865,685          77,771
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $45,960)                                                            10,074          51,073          22,593           8,560
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $76,238,275)                                               4,228,856      82,582,136       5,830,514      10,803,448
                                                                        ------------    ------------    ------------    ------------

JANUS ASPEN SERIES (3.6%)
  Balanced Portfolio - Service Shares (Cost $11,586,470)                     488,872      13,013,770         646,806       2,156,068
  Forty Portfolio - Service Shares (Cost $970,841)                            44,933       1,233,411         319,224         118,875
  Global Life Sciences Portfolio - Service Shares (Cost $2,488,905)          360,104       3,183,315         234,488         573,029
  Global Technology Portfolio - Service Shares (Cost $3,067,715)             767,300       3,038,508         265,192       1,082,806
  Mid Cap Value Portfolio - Service Shares (Cost $605,694)                    50,801         775,229         171,459         127,000
  Worldwide Growth Portfolio - Service Shares (Cost $6,115,559)              253,918       7,048,759         415,967       1,389,092
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $24,835,184)                                               1,965,928      28,292,992       2,053,136       5,446,870
                                                                        ------------    ------------    ------------    ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $102,564)                                                      6,386         104,152         107,702          54,327
                                                                        ------------    ------------    ------------    ------------

LORD ABBETT SERIES FUND, INC. (0.1%)
  Growth and Income Portfolio (Cost $308,715)                                 12,293         321,582         135,658          87,447
  Mid-Cap Value Portfolio (Cost $296,815)                                     14,546         306,784         274,823         118,702
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $605,530)                                                     26,839         628,366         410,481         206,149
                                                                        ------------    ------------    ------------    ------------

MORGAN STANLEY VARIABLE INVESTMENT SERIES (0.3%)
  Dividend Growth Portfolio (Cost $594,974)                                   42,419         639,260         273,912          14,908
  Equity Portfolio (Cost $176,714)                                             8,139         230,591          33,533          13,856
  S&P 500 Index Portfolio (Cost $1,085,325)                                  103,900       1,182,380         764,601         845,452
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $1,857,013)                                                  154,458       2,052,231       1,072,046         874,216
                                                                        ------------    ------------    ------------    ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $49,448)                                                       2,459          53,192          18,849           2,705
                                                                        ------------    ------------    ------------    ------------

PIMCO VARIABLE INSURANCE TRUST (2.7%)
  Real Return Portfolio - Administrative Class (Cost $607,283)                47,579         603,782         291,461         307,268
  Total Return Portfolio - Administrative Class (Cost $20,678,786)         2,026,119      20,747,455       2,400,624       3,812,642
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $21,286,069)                                               2,073,698      21,351,237       2,692,085       4,119,910
                                                                        ------------    ------------    ------------    ------------

PUTNAM VARIABLE TRUST (0.6%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $182,637)           41,769         222,631          46,744          76,627
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $1,801,270)                                                        147,022       2,390,571         693,569         624,475
  Putnam VT Small Cap Value Fund - Class IB Shares
    (Cost $1,789,037)                                                        108,014       2,476,758         495,614         674,894
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $3,772,944)                                                  296,805       5,089,960       1,235,927       1,375,996
                                                                        ------------    ------------    ------------    ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                        ------------------------------------------------------------

INVESTMENTS                                                                 NO. OF          MARKET         COST OF        PROCEEDS
                                                                            SHARES           VALUE        PURCHASES      FROM SALES
                                                                        ------------    ------------    ------------    ------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (7.7%)
  All Cap Fund - Class I (Cost $16,709,079)                                1,194,111    $ 20,717,828    $    793,487    $  2,546,542
  High Yield Bond Fund - Class I (Cost $3,679,620)                           385,551       3,655,023       1,220,914         284,707
  Investors Fund - Class I (Cost $18,836,017)                              1,532,048      22,275,971         520,355       3,479,455
  Large Cap Growth Fund - Class I (Cost $1,231,436)                          109,877       1,353,687         448,550         254,815
  Small Cap Growth Fund - Class I (Cost $4,470,171)                          369,647       5,041,983       1,323,261       1,419,800
  Strategic Bond Fund - Class I (Cost $8,496,488)                            788,283       8,127,193       2,466,837         852,142
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $53,422,811)                                               4,379,517      61,171,685       6,773,404       8,837,461
                                                                        ------------    ------------    ------------    ------------

SCUDDER VARIABLE SERIES I (0.1%)
  Growth and Income Portfolio - Class B
    Total (Cost $574,343)                                                     66,321         641,987         205,300          20,534
                                                                        ------------    ------------    ------------    ------------

SCUDDER VARIABLE SERIES II (0.4%)
  Scudder International Select Equity Portfolio - Class B
    Total (Cost $2,885,707)                                                  259,098       3,422,686       1,416,345          26,459
                                                                        ------------    ------------    ------------    ------------

THE TRAVELERS SERIES TRUST (35.6%)
  AIM Capital Appreciation Portfolio (Cost $3,149,655)                       266,376       3,092,626         281,144         652,903
  Convertible Securities Portfolio (Cost $12,845,079)                      1,129,683      13,386,742         685,636       2,515,457
  Disciplined Mid Cap Stock Portfolio (Cost $8,264,355)                      516,336      11,338,747         469,849       1,821,863
  Equity Income Portfolio (Cost $35,239,599)                               2,305,817      40,766,837       1,996,396       6,991,676
  Federated High Yield Portfolio (Cost $13,366,054)                        1,460,640      12,912,057         483,896       2,631,084
  Federated Stock Portfolio (Cost $6,572,610)                                431,867       7,531,755         125,474       1,866,820
  Large Cap Portfolio (Cost $28,349,272)                                   1,676,018      25,374,911         665,984       4,708,904
  Mercury Large Cap Core Portfolio (Cost $2,034,423)                         186,807       1,894,224         134,029         582,618
  MFS Emerging Growth Portfolio (Cost $0)                                         --              --          19,197      14,423,552
  MFS Mid Cap Growth Portfolio (Cost $31,042,251)                          3,151,043      25,491,941      14,029,114       4,593,336
  MFS Total Return Portfolio (Cost $65,707,920)                            4,019,979      66,088,447       6,490,095      10,961,232
  MFS Value Portfolio (Cost $122,770)                                          9,816         122,106         115,507          45,902
  Mondrian International Stock Portfolio (Cost $9,858,423)                 1,097,357      13,716,962       1,036,987       2,015,025
  Pioneer Fund Portfolio (Cost $24,608)                                        2,133          27,194          16,050           3,516
  Pioneer Strategic Income Portfolio (Cost $2,778,946)                       277,515       2,589,217         559,630         738,853
  Strategic Equity Portfolio (Cost $33,077,293)                            1,304,029      23,198,675         259,340       5,282,476
  Style Focus Series: Small Cap Value Portfolio (Cost $99,694)                 9,062         101,408         100,124             440
  Travelers Quality Bond Portfolio (Cost $34,196,782)                      3,026,450      33,926,505         892,703      11,039,799
  U.S. Government Securities Portfolio (Cost $111,883)                         8,467         112,529         113,744          13,474
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $286,841,617)                                             20,879,395     281,672,883      28,474,899      70,888,930
                                                                        ------------    ------------    ------------    ------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (5.5%)
  Core Plus Fixed Income Portfolio - Class II (Cost $4,398,944)              384,161       4,402,481       2,203,204          64,636
  Emerging Markets Equity Portfolio - Class I (Cost $2,017,120)              208,601       3,072,692         670,238         265,141
  Equity and Income Portfolio - Class II (Cost $4,476,134)                   366,034       5,011,001       1,636,806         169,980
  Equity Growth Portfolio - Class I (Cost $1,897,510)                        141,127       2,234,041         270,983         235,943
  Global Franchise Portfolio - Class II (Cost $6,992,861)                    517,879       7,985,694       3,606,745         302,168
  Global Value Equity Portfolio - Class I (Cost $3,827,680)                  299,460       4,452,970       1,077,555         364,936
  Mid Cap Growth Portfolio - Class I (Cost $1,894,002)                       209,783       2,555,161         468,510         253,683
  Small Company Growth Portfolio - Class II (Cost $1,322,788)                 88,705       1,539,913         756,405          94,674
  Technology Portfolio - Class I (Cost $393,763)                              72,384         259,134             563          92,433
  U.S. Mid Cap Value Portfolio - Class I (Cost $3,225,250)                   227,515       4,265,900         469,573         476,672
  U.S. Real Estate Portfolio - Class I (Cost $3,268,006)                     205,446       4,741,700       1,030,784         562,525
  Value Portfolio - Class I (Cost $2,767,242)                                213,991       3,100,735         789,766         500,558
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $36,481,300)                                               2,935,086      43,621,422      12,981,132       3,383,349
                                                                        ------------    ------------    ------------    ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                        ------------------------------------------------------------

INVESTMENTS                                                                NO. OF          MARKET          COST OF        PROCEEDS
                                                                           SHARES           VALUE         PURCHASES      FROM SALES
                                                                        ------------    ------------    ------------    ------------
TRAVELERS SERIES FUND INC. (4.4%)
  SB Adjustable Rate Income Portfolio - Class I Shares
    (Cost $203,065)                                                           20,096    $    199,752    $    287,488    $    193,194
  Smith Barney Aggressive Growth Portfolio (Cost $23,158,673)              2,024,086      30,098,157         614,697       3,049,471
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $3,672,018)                                                        287,912       4,347,470         551,201         744,414
  Social Awareness Stock Portfolio (Cost $0)                                      --              --              --           3,446
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $27,033,757)                                               2,332,094      34,645,379       1,453,386       3,990,525
                                                                        ------------    ------------    ------------    ------------

VAN KAMPEN LIFE INVESTMENT TRUST (7.9%)
  Comstock Portfolio - Class I Shares (Cost $473,794)                         41,936         574,098         129,538          33,266
  Comstock Portfolio - Class II Shares (Cost $22,866,344)                  1,958,012      26,726,860       6,453,180       1,547,391
  Emerging Growth Portfolio - Class I Shares (Cost $1,047,923)                25,570         716,206           1,997         129,400
  Emerging Growth Portfolio - Class II Shares (Cost $4,791,196)              196,315       5,459,516         681,412         504,116
  Enterprise Portfolio - Class I Shares (Cost $834,248)                       38,598         563,524           4,717         212,466
  Enterprise Portfolio - Class II Shares (Cost $1,044,364)                    79,567       1,161,671          99,738         268,728
  Government Portfolio - Class I Shares (Cost $1,013,238)                    109,909       1,035,338          50,544         248,068
  Government Portfolio - Class II Shares (Cost $6,800,760)                   724,201       6,821,971         711,869         778,835
  Growth and Income Portfolio - Class I Shares (Cost $1,155,168)              73,448       1,504,949          82,927         290,831
  Growth and Income Portfolio - Class II Shares (Cost $9,575,240)            580,860      11,884,387       1,965,032         584,729
  Money Market Portfolio - Class I Shares (Cost $1,544,262)                1,544,262       1,544,262          48,047         151,028
  Money Market Portfolio - Class II Shares (Cost $5,126,412)               5,126,412       5,126,412       2,708,325       3,333,087
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $56,272,949)                                              10,499,090      63,119,194      12,937,326       8,081,945
                                                                        ------------    ------------    ------------    ------------

VARIABLE INSURANCE PRODUCTS FUND (6.1%)
  Contrafund(R) Portfolio - Service Class 2 (Cost $19,514,996)               846,797      25,988,208       6,401,555         920,202
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $307,932)                                                           47,626         408,627          27,589          55,263
  Mid Cap Portfolio - Service Class 2 (Cost $14,954,220)                     632,737      21,936,999       5,156,104       1,277,415
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $34,777,148)                                               1,527,160      48,333,834      11,585,248       2,252,880
                                                                        ------------    ------------    ------------    ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005     20,593   1.722 - 2.174    44,755            -     1.40 - 2.00      15.88 - 16.57
                                          2004     23,521   1.486 - 1.865    43,860            -     1.40 - 2.00      17.48 - 18.60
                                          2003     26,792   1.270 - 1.583    42,395         0.05     1.40 - 1.80       7.63 - 23.19
                                          2002     30,669   1.280 - 1.285    39,405         1.49     1.40 - 1.60  (26.31) - (26.11)
                                          2001     37,851   1.737 - 1.739    65,838         0.47     1.40 - 1.60  (27.15) - (18.60)

HIGH YIELD BOND TRUST                     2005         86           1.069        92         0.01            1.40             (0.09)
                                          2004          1           1.070         1         6.88            1.40               7.00

MANAGED ASSETS TRUST                      2005        173           1.104       191         0.02            1.40               2.41
                                          2004        237           1.078       256         8.04            1.40               7.80

MONEY MARKET PORTFOLIO                    2005     15,225   0.988 - 1.192    18,058         2.80     1.40 - 2.00        0.92 - 1.45
                                          2004     19,532   0.979 - 1.175    22,894         0.98     1.40 - 2.00    (1.01) - (0.34)
                                          2003     26,074   0.989 - 1.179    30,747         0.79     1.40 - 2.00    (0.70) - (0.60)
                                          2002     37,562           1.187    44,572         1.38            1.40                  -
                                          2001     40,133           1.187    47,635         3.28            1.40               2.33
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund -
    Series I                              2005      5,434   0.689 - 0.696     3,781         0.81     1.40 - 1.60        3.92 - 4.19
                                          2004      6,218   0.663 - 0.668     4,152         0.44     1.40 - 1.60        4.08 - 4.38
                                          2003      6,962   0.637 - 0.640     4,457         0.30     1.40 - 1.60      23.21 - 23.31
                                          2002      7,493   0.517 - 0.519     3,889         0.33     1.40 - 1.60     (31.26) - 4.44
                                          2001      7,281           0.755     5,495         0.21            1.40            (13.71)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005     12,328   0.636 - 1.506     7,957            -     1.40 - 2.00      12.56 - 13.23
                                          2004     14,332   0.563 - 1.335     8,163            -     1.40 - 2.00        6.23 - 6.78
                                          2003     16,035   0.528 - 1.255     8,544            -     1.40 - 2.00       6.92 - 21.79
                                          2002     18,895   0.435 - 0.436     8,246            -     1.40 - 1.60  (31.92) - (31.88)
                                          2001     21,281   0.639 - 0.640    13,619            -     1.40 - 1.60   (18.58) - (2.74)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005         70   1.614 - 1.631       113         0.34     1.40 - 1.80       8.32 - 12.48
                                          2004         10           1.450        15         0.35            1.40              11.88
                                          2003         16           1.296        20         0.18            1.40              29.60

  Growth Fund - Class 2 Shares            2005        435   1.570 - 1.587       690         1.07     1.40 - 1.80       7.17 - 14.58
                                          2004         28           1.385        39         0.07            1.40              10.98
                                          2003         79           1.248        98         0.16            1.40              24.80

  Growth-Income Fund - Class 2 Shares     2005        932   1.408 - 1.423     1,327         1.41     1.40 - 1.80        3.91 - 4.33
                                          2004        792   1.355 - 1.364     1,080         0.98     1.40 - 1.80        8.40 - 9.16
                                          2003        353   1.250 - 1.253       443         2.00     1.40 - 1.80      23.89 - 25.30
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005      2,014           1.507     3,036         0.73            1.40              26.11
                                          2004      1,953   1.186 - 1.195     2,333         0.29     1.40 - 1.60      23.03 - 23.20
                                          2003      2,027   0.964 - 0.970     1,966            -     1.40 - 1.60      40.52 - 40.99
                                          2002      2,661   0.686 - 0.688     1,832         0.15     1.40 - 1.60  (19.86) - (12.80)
                                          2001      2,464           0.789     1,945            -            1.40            (10.95)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      4,266   1.861 - 2.244     9,543         1.92     1.40 - 1.80        5.26 - 5.70
                                          2004      4,937   1.768 - 2.123    10,457         2.04     1.40 - 1.80      29.05 - 29.53
                                          2003      4,722   1.370 - 1.639     7,721         2.45     1.40 - 1.80      28.76 - 32.18
                                          2002      4,217   1.235 - 1.240     5,228         1.89     1.40 - 1.60        2.83 - 3.08
                                          2001      1,986   1.201 - 1.203     2,389         1.25     1.40 - 1.60       7.31 - 10.28

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005      7,816   1.110 - 1.318     8,761         0.02     1.40 - 1.80        2.49 - 2.94
                                          2004      9,146   1.081 - 1.286     9,960         1.61     1.40 - 1.80        3.21 - 3.62
                                          2003     10,335   1.045 - 1.246    10,865         1.38     1.40 - 1.80      11.35 - 19.43
                                          2002     10,993   0.876 - 0.880     9,669         1.11     1.40 - 1.60  (18.05) - (17.83)
                                          2001     11,154   1.069 - 1.071    11,947         0.86     1.40 - 1.60   (10.60) - (7.12)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005     11,249   1.286 - 1.537    14,624            -     1.40 - 2.00        3.73 - 4.34
                                          2004     12,657   1.235 - 1.479    15,777         0.20     1.40 - 2.00        9.11 - 9.80
                                          2003     13,890   1.127 - 1.352    15,766         0.03     1.40 - 2.00      11.75 - 29.93
                                          2002     13,490   0.869 - 0.872    11,769         0.04     1.40 - 1.60  (20.42) - (20.29)
                                          2001     11,596   1.092 - 1.094    12,686         0.48     1.40 - 1.60      (7.45) - 9.53
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -
    Class III                             2005         55           1.315        72         3.17            1.40               8.68
                                          2004          1           1.210         1         3.34            1.40              12.66
                                          2003          1           1.074         1         2.93            1.40               7.40
  Mercury Value Opportunities V.I. Fund
    - Class III                           2005          9   1.301 - 1.312        12         2.26     1.40 - 1.80        8.61 - 9.05
                                          2004          1           1.208         1            -            1.40              13.11
                                          2003          1           1.068         1         0.14            1.40               6.80
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund -
    Class 2 Shares                        2005        444   1.253 - 1.523       563         0.93     1.40 - 1.80        4.89 - 8.98
                                          2004        382   1.152 - 1.158       442         0.77     1.40 - 1.60       9.09 - 11.03
                                          2003        322           1.043       336         0.74            1.40              23.43
                                          2002        178           0.845       150         0.51            1.40            (15.50)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005        444           2.238       994         0.71            1.40              25.66
                                          2004         52           1.781        93         1.14            1.40              23.00
                                          2003          1           1.448         1         1.09            1.40              44.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005        239           1.251       300         1.07            1.40               8.59
                                          2004         22           1.152        26         0.29            1.40              15.20
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005        653   1.258 - 1.647       829         1.06     1.40 - 1.80        6.95 - 7.37
                                          2004        353   1.174 - 1.540       417         1.10     1.40 - 1.80      10.86 - 14.34
                                          2003        218           1.032       225         1.61            1.40              30.30
                                          2002        191           0.792       152         0.75            1.40            (20.80)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005     14,889           1.466    21,832         0.83            1.40               2.81
                                          2004     15,962           1.426    22,759         1.10            1.40               7.30
                                          2003     16,955           1.329    22,534         0.66            1.40              22.83
                                          2002     16,583           1.082    17,942         1.56            1.40            (18.65)
                                          2001     13,756           1.330    18,302         1.17            1.40             (5.34)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Diversified Strategic Income Portfolio  2005      6,961           1.380     9,603         5.23            1.40               1.17
                                          2004      8,191           1.364    11,175         4.48            1.40               5.25
                                          2003     10,456           1.296    13,552         5.83            1.40              10.20
                                          2002     10,925           1.176    12,851         9.00            1.40               3.34
                                          2001     12,785           1.138    14,546         8.91            1.40               1.79

  Equity Index Portfolio - Class II
    Shares                                2005     14,508   0.905 - 1.439    13,500         1.19     1.40 - 1.80        2.42 - 2.81
                                          2004     16,143   0.882 - 1.405    14,589         1.38     1.40 - 1.80        8.24 - 8.68
                                          2003     16,372   0.813 - 1.298    13,605         1.07     1.40 - 1.80      12.48 - 26.04
                                          2002     15,425   0.647 - 0.649    10,013         1.87     1.40 - 1.60  (23.61) - (23.47)
                                          2001     13,067   0.847 - 0.848    11,082         0.73     1.40 - 1.60     (13.65) - 7.90

  Fundamental Value Portfolio             2005     23,517           1.488    34,995         0.92            1.40               3.33
                                          2004     25,754           1.440    37,090         0.66            1.40               6.67
                                          2003     26,496           1.350    35,758         0.62            1.40              36.78
                                          2002     27,231           0.987    26,880         1.21            1.40            (22.41)
                                          2001     17,065           1.272    21,707         0.72            1.40             (6.61)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005      1,727   1.076 - 1.607     2,598            -     1.40 - 2.15        0.65 - 8.35
                                          2004      1,119   1.120 - 1.492     1,573            -     1.40 - 2.15       4.89 - 14.98
                                          2003        376   1.047 - 1.395       499            -     1.40 - 2.15       6.85 - 38.13
                                          2002         16           0.758        12            -            1.40            (24.20)
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005         46           1.122        51         0.44            1.40               2.19
                                          2004         32           1.098        35         0.39            1.40               6.91
                                          2003         62           1.027        64         0.47            1.40              28.38
                                          2002         85           0.800        68         0.67            1.40            (20.00)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005     12,010   1.056 - 1.282    13,013         2.04     1.40 - 2.10        3.49 - 6.18
                                          2004     13,603   0.997 - 1.213    13,859         2.15     1.40 - 2.10        6.07 - 6.70
                                          2003     15,399   0.935 - 1.140    14,659         1.84     1.40 - 2.10       4.79 - 12.16
                                          2002     15,767   0.836 - 0.983    13,307         2.05     1.40 - 1.70    (8.24) - (7.90)
                                          2001     13,848   0.910 - 1.069    12,626         2.12     1.40 - 1.70      (6.28) - 0.56

  Forty Portfolio - Service Shares        2005      1,090   0.845 - 1.560     1,233         0.01     1.40 - 2.00       7.09 - 11.07
                                          2004        940   0.762 - 1.412       895         0.03     1.40 - 1.90      15.74 - 16.36
                                          2003      1,034   0.657 - 1.220       831         0.25     1.40 - 1.90       6.18 - 18.49
                                          2002        953   0.555 - 0.941       591         0.32     1.40 - 1.70  (17.34) - (17.11)
                                          2001        707   0.671 - 1.137       476         1.09     1.40 - 1.70     (22.94) - 1.07
  Global Life Sciences Portfolio -
    Service Shares                        2005      3,165   0.995 - 1.570     3,183            -     1.40 - 2.00      10.16 - 10.69
                                          2004      3,486   0.900 - 1.423     3,165            -     1.40 - 2.00      11.93 - 12.67
                                          2003      3,646   0.801 - 1.268     2,938            -     1.40 - 2.00       7.29 - 24.42
                                          2002      3,739   0.645 - 0.647     2,419            -     1.40 - 1.60  (30.65) - (30.50)
                                          2001      4,112   0.930 - 0.931     3,830            -     1.40 - 1.60     (17.97) - 4.49

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
JANUS ASPEN SERIES (CONTINUED)
  Global Technology Portfolio -
    Service Shares                        2005      7,935   0.381 - 1.594     3,038            -     1.40 - 2.00       9.39 - 10.12
                                          2004     10,165   0.346 - 1.455     3,536            -     1.40 - 2.00      (1.22) - 8.87
                                          2003     10,051   0.349 - 1.473     3,523            -     1.40 - 1.80      16.72 - 44.21
                                          2002     11,940           0.242     2,886            -            1.40            (41.69)
                                          2001     10,706           0.415     4,444         0.68            1.40            (38.24)

  Mid Cap Value Portfolio -
    Service Shares                        2005        461   1.661 - 1.693       775         0.64     1.40 - 2.10        7.72 - 8.53
                                          2004        475   1.542 - 1.560       739         3.25     1.40 - 2.10      15.33 - 16.16
                                          2003        421   1.337 - 1.343       564         0.11     1.40 - 2.10      20.89 - 34.30

  Worldwide Growth Portfolio -
    Service Shares                        2005     11,418   0.578 - 1.371     7,048         1.20     1.40 - 2.10        3.35 - 4.10
                                          2004     13,052   0.557 - 1.322     7,747         0.91     1.40 - 2.10        2.41 - 3.13
                                          2003     14,122   0.541 - 1.288     8,019         0.85     1.40 - 2.10      12.24 - 23.73
                                          2002     16,018   0.444 - 0.855     7,231         0.61     1.40 - 1.70  (26.97) - (26.77)
                                          2001     17,088   0.608 - 1.168    10,407         0.28     1.40 - 1.70     (23.68) - 3.00
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005         67           1.552       104            -            1.40               2.58
                                          2004         34           1.513        52            -            1.40              13.25
                                          2003          4           1.336         5            -            1.40              33.60
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005        228           1.408       322         1.03            1.40               1.88
                                          2004        205           1.382       283         1.65            1.40              11.09
                                          2003         75           1.244        93         1.56            1.40              24.40

  Mid-Cap Value Portfolio                 2005        187   1.618 - 1.644       307         0.55     1.40 - 2.00        6.10 - 6.68
                                          2004         97   1.525 - 1.541       150         0.53     1.40 - 2.00      15.32 - 22.30
                                          2003         53   1.255 - 1.260        66         1.37     1.40 - 2.00      14.09 - 26.00
MORGAN STANLEY VARIABLE INVESTMENT SERIES
  Dividend Growth Portfolio               2005        533   1.194 - 1.209       639         1.13     1.60 - 2.15        3.11 - 3.69
                                          2004        304   1.158 - 1.166       353         2.45     1.60 - 2.15        5.36 - 6.48
                                          2003          1           1.095         1         0.69            1.60               9.50

  Equity Portfolio                        2005        171   1.250 - 1.355       231            -     2.00 - 2.25      15.31 - 15.52
                                          2004        149   1.084 - 1.179       173         0.60     1.60 - 2.25       0.60 - 20.98
                                          2003          2           1.080         2         0.04            1.60               8.00

  S&P 500 Index Portfolio                 2005        986   1.019 - 1.220     1,182         1.65     1.55 - 2.20      (1.15) - 3.70
                                          2004      1,038   1.179 - 1.187     1,226         0.46     1.60 - 2.15        7.97 - 8.50
                                          2003        175   1.092 - 1.094       191            -     1.60 - 2.15        5.41 - 9.40
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2005         48           1.120        53         1.09            1.40               4.28
                                          2004         33           1.074        35            -            1.40               7.40
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative
    Class                                 2005        533   1.115 - 1.133       604         2.76     1.40 - 2.00        0.09 - 0.71
                                          2004        564   1.114 - 1.125       635         1.01     1.40 - 2.00        1.72 - 7.35
                                          2003         64   1.044 - 1.048        67         0.48     1.40 - 2.00        4.50 - 4.80

  Total Return Portfolio -
    Administrative Class                  2005     16,957   1.064 - 1.226    20,747         3.39     1.40 - 1.80        0.66 - 1.07
                                          2004     18,739   1.057 - 1.213    22,700         1.88     1.40 - 1.80        3.02 - 3.41
                                          2003     20,964   1.026 - 1.173    24,563         2.86     1.40 - 1.80        1.58 - 3.62
                                          2002     20,033   1.129 - 1.132    22,686         4.05     1.40 - 1.60        7.42 - 7.50
                                          2001      5,178   1.051 - 1.053     5,452         2.71     1.40 - 1.60        4.78 - 5.10

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        272           0.817       223            -            1.40               5.69
                                          2004        306   0.767 - 0.773       237            -     1.40 - 1.60        5.79 - 6.18
                                          2003        310   0.725 - 0.728       226            -     1.40 - 1.60      29.93 - 30.00
                                          2002        300   0.558 - 0.560       168            -     1.40 - 1.60  (30.68) - (30.52)
                                          2001        270   0.805 - 0.806       217            -     1.40 - 1.60  (22.13) - (19.50)
  Putnam VT International Equity Fund -
    Class IB Shares                       2005      2,132   1.108 - 1.678     2,390         1.41     1.40 - 1.80      10.25 - 10.58
                                          2004      2,071   1.003 - 1.522     2,099         1.38     1.40 - 1.80      14.09 - 14.63
                                          2003      1,972   0.877 - 1.334     1,746         0.82     1.40 - 1.80      26.37 - 37.67
                                          2002      3,980   0.694 - 0.696     2,770         0.33     1.40 - 1.60  (18.93) - (18.79)
                                          2001      1,555   0.856 - 0.857     1,333            -     1.40 - 1.60  (14.47) - (14.40)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005      1,450   1.685 - 2.016     2,477         0.18     1.40 - 2.00        4.92 - 5.59
                                          2004      1,636   1.599 - 1.918     2,646         0.34     1.40 - 2.00      23.69 - 24.40
                                          2003      1,612   1.288 - 1.547     2,095         0.31     1.40 - 2.00      24.36 - 47.66
                                          2002      1,363   0.874 - 0.877     1,195         0.13     1.40 - 1.60  (19.60) - (19.39)
                                          2001        432   1.087 - 1.088       471            -     1.40 - 1.60        2.16 - 8.70
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005     12,673   1.029 - 1.698    20,717         0.85     1.40 - 2.25        0.00 - 2.60
                                          2004     13,662   1.058 - 1.655    21,890         0.54     1.40 - 2.25        2.52 - 6.84
                                          2003     13,510   1.136 - 1.549    20,400         0.27     1.40 - 2.15      10.90 - 39.11
                                          2002     12,094   0.831 - 1.130    13,420         0.57     1.40 - 1.70  (26.33) - (26.10)
                                          2001      5,217   1.128 - 1.529     7,969         1.60     1.40 - 1.70      (3.78) - 3.49

  High Yield Bond Fund - Class I          2005      2,635   1.003 - 1.533     3,655         6.58     1.40 - 2.25        0.10 - 3.89
                                          2004      2,049   1.161 - 1.497     2,865         7.72     1.40 - 2.15        3.09 - 9.51
                                          2003      1,285   1.068 - 1.367     1,694         9.26     1.40 - 2.15       5.22 - 22.49
                                          2002        573   1.095 - 1.116       635         7.83     1.40 - 1.70        5.49 - 5.78
                                          2001        459   1.038 - 1.055       484         9.99     1.40 - 1.70      (0.28) - 3.74

  Investors Fund - Class I                2005     16,170   1.036 - 1.527    22,275         1.14     1.40 - 2.25       3.50 - 10.73
                                          2004     18,355   1.211 - 1.459    24,082         1.45     1.40 - 2.15        2.59 - 8.89
                                          2003     19,490   1.116 - 1.346    23,489         1.44     1.40 - 2.10      12.82 - 33.40
                                          2002     19,929   0.858 - 0.923    18,373         1.23     1.40 - 1.70  (24.34) - (24.10)
                                          2001     16,096   1.134 - 1.216    19,575         1.05     1.40 - 1.70      (6.40) - 2.71

  Large Cap Growth Fund - Class I         2005      1,049   1.020 - 1.468     1,354         0.02     1.40 - 2.25      (2.08) - 7.70
                                          2004        859   1.124 - 1.420     1,087         0.32     1.40 - 2.15      (1.46) - 9.48
                                          2003        208   1.140 - 1.439       266         0.02     1.40 - 2.00       2.93 - 42.50
                                          2002         13           0.800        10            -            1.40            (20.00)

  Small Cap Growth Fund - Class I         2005      3,694   0.993 - 1.812     5,042            -     1.40 - 2.25      (0.10) - 3.41
                                          2004      4,008   0.962 - 1.758     5,265            -     1.40 - 2.25       5.52 - 28.84
                                          2003      3,127   0.849 - 1.555     3,155            -     1.40 - 2.15      11.33 - 54.27
                                          2002      2,299   0.579 - 0.808     1,443            -     1.40 - 1.70  (35.83) - (35.66)
                                          2001      1,627   0.901 - 1.257     1,474            -     1.40 - 1.70      (8.51) - 7.78

  Strategic Bond Fund - Class I           2005      6,557   0.993 - 1.458     8,127         5.21     1.40 - 2.25      (0.20) - 1.04
                                          2004      5,516   1.059 - 1.443     6,938         5.43     1.40 - 2.25        0.94 - 5.17
                                          2003      3,592   1.014 - 1.372     4,508         6.46     1.40 - 2.15       2.63 - 11.64
                                          2002      2,433   1.085 - 1.229     2,842         6.21     1.40 - 1.70        5.96 - 7.34
                                          2001      1,064   1.015 - 1.145     1,217         6.06     1.40 - 1.60        0.59 - 5.43

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SCUDDER VARIABLE SERIES I
  Growth and Income Portfolio - Class B   2005        513   1.102 - 1.270       642         0.97     1.60 - 2.25       3.47 - 10.42
                                          2004        350   1.210 - 1.221       425         0.07     1.60 - 2.15        7.46 - 7.63
                                          2003         18   1.126 - 1.127        20            -     2.00 - 2.15       5.82 - 12.60
SCUDDER VARIABLE SERIES II
  Scudder International Select Equity
    Portfolio - Class B                   2005      2,267   1.120 - 1.577     3,422         2.07     1.55 - 2.25       4.10 - 12.16
                                          2004      1,215   1.167 - 1.406     1,696         0.28     1.60 - 2.25      12.12 - 19.93
                                          2003        186   1.208 - 1.209       225            -     2.00 - 2.15      13.20 - 20.80
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      4,169   0.628 - 1.456     3,092         0.21     1.40 - 2.25       5.52 - 10.22
                                          2004      4,787   0.587 - 1.363     3,215         0.15     1.40 - 2.15       4.22 - 17.10
                                          2003      4,581   0.563 - 1.303     2,610            -     1.40 - 2.15       5.10 - 27.38
                                          2002      5,204           0.442     2,298            -            1.40            (24.83)
                                          2001      5,177           0.588     3,045            -            1.40            (24.90)

  Convertible Securities Portfolio        2005      8,907   1.255 - 1.504    13,386         2.45     1.40 - 2.00    (1.65) - (1.05)
                                          2004     10,413   1.276 - 1.520    15,816         2.10     1.40 - 2.00        4.25 - 4.83
                                          2003     11,003   1.224 - 1.450    15,946         3.06     1.40 - 2.00       7.75 - 24.46
                                          2002     11,414   1.161 - 1.165    13,296         7.64     1.40 - 1.60    (8.44) - (8.27)
                                          2001      9,706   1.268 - 1.270    12,327         2.03     1.40 - 1.60    (2.23) - (1.78)

  Disciplined Mid Cap Stock Portfolio     2005      4,788   1.732 - 2.380    11,338            -     1.40 - 1.80      10.46 - 10.90
                                          2004      5,376   1.568 - 2.146    11,490         0.28     1.40 - 1.80      14.37 - 14.82
                                          2003      5,604   1.371 - 1.869    10,433         0.31     1.40 - 1.80      26.94 - 31.90
                                          2002      5,655   1.412 - 1.417     8,014         0.55     1.40 - 1.60  (15.70) - (15.50)
                                          2001      5,101   1.675 - 1.677     8,557         0.29     1.40 - 1.60      (5.41) - 4.04

  Equity Income Portfolio                 2005     22,669   1.023 - 1.864    40,765            -     1.40 - 2.25        2.29 - 8.48
                                          2004     25,229   1.223 - 1.810    44,626         1.32     1.40 - 2.15        7.54 - 9.42
                                          2003     26,533   1.137 - 1.670    43,575         0.93     1.40 - 2.15       6.66 - 34.69
                                          2002     26,715   0.956 - 1.291    34,137         1.04     1.40 - 1.70  (16.43) - (15.12)
                                          2001     27,237   1.131 - 1.521    41,433         1.13     1.40 - 1.60      (7.93) - 0.53

  Federated High Yield Portfolio          2005      8,730   1.293 - 1.480    12,912            -     1.40 - 2.00        0.54 - 1.09
                                          2004     10,073   1.286 - 1.464    14,735         7.11     1.40 - 2.00        8.25 - 8.85
                                          2003     11,303   1.188 - 1.345    15,192         7.44     1.40 - 2.00       8.49 - 20.74
                                          2002     10,765   1.110 - 1.114    11,993        17.48     1.40 - 1.60        2.02 - 2.30
                                          2001     10,766   1.088 - 1.089    11,727        12.09     1.40 - 1.60      (0.73) - 0.46

  Federated Stock Portfolio               2005      4,175   1.787 - 1.804     7,531            -     1.40 - 1.60        3.65 - 3.86
                                          2004      5,119   1.724 - 1.737     8,892         1.42     1.40 - 1.60        8.77 - 9.04
                                          2003      5,610   1.585 - 1.593     8,939         1.48     1.40 - 1.60      17.84 - 25.83
                                          2002      5,996           1.266     7,592         2.56            1.40            (20.48)
                                          2001      6,935           1.592    11,039         1.26            1.40               0.25

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Large Cap Portfolio                     2005     16,770   1.039 - 1.538    25,374            -     1.40 - 2.25       3.80 - 15.31
                                          2004     19,283   1.109 - 1.435    27,348         0.80     1.40 - 2.15        4.26 - 5.05
                                          2003     20,518   1.059 - 1.366    27,826         0.40     1.40 - 2.15       6.16 - 24.58
                                          2002     21,477   0.864 - 1.111    23,784         0.45     1.40 - 1.70  (25.00) - (23.85)
                                          2001     24,629   1.139 - 1.459    35,941         0.48     1.40 - 1.60   (18.49) - (0.70)

  Mercury Large Cap Core Portfolio        2005      1,853   1.009 - 1.554     1,894            -     1.40 - 1.80      10.06 - 10.52
                                          2004      2,298   0.915 - 1.412     2,131         0.53     1.40 - 1.80      13.87 - 14.25
                                          2003      2,626   0.803 - 1.240     2,130         0.69     1.40 - 1.80      15.67 - 19.56
                                          2002      2,781   0.673 - 0.675     1,878         0.57     1.40 - 1.60  (26.37) - (26.23)
                                          2001      3,048   0.914 - 0.915     2,789         0.04     1.40 - 1.60   (23.56) - (6.54)

  MFS Mid Cap Growth Portfolio            2005     25,226   1.000 - 1.537    25,491            -     1.40 - 2.00        1.25 - 5.09
                                          2004     14,999   0.986 - 1.518    14,925            -     1.40 - 1.80      12.03 - 12.57
                                          2003     16,280   0.878 - 1.355    14,396            -     1.40 - 1.80      14.15 - 35.22
                                          2002     17,203   0.651 - 0.653    11,240            -     1.40 - 1.60  (49.65) - (49.58)
                                          2001     17,696   1.293 - 1.295    22,917            -     1.40 - 1.60   (24.75) - (4.58)

  MFS Total Return Portfolio              2005     37,652   1.004 - 1.792    66,086         2.03     1.40 - 2.25      (0.23) - 3.66
                                          2004     41,782   1.164 - 1.765    73,093         2.74     1.40 - 2.15        5.87 - 9.90
                                          2003     42,575   1.067 - 1.606    68,295         2.31     1.40 - 2.15       4.20 - 14.96
                                          2002     42,952   1.392 - 1.397    60,017         6.18     1.40 - 1.60    (6.76) - (6.62)
                                          2001     38,578   1.493 - 1.496    57,702         2.77     1.40 - 1.60    (1.38) - (0.47)

  MFS Value Portfolio                     2005        109           1.118       122         1.54            1.40               4.98
                                          2004         51           1.065        54         6.95            1.40              11.87

  Mondrian International Stock Portfolio  2005     11,010   1.233 - 1.618    13,716         0.05     1.40 - 1.80        7.58 - 7.98
                                          2004     11,680   1.144 - 1.504    13,474         1.58     1.40 - 1.80      13.68 - 14.16
                                          2003     12,065   1.004 - 1.323    12,187         1.82     1.40 - 1.80      26.61 - 34.59
                                          2002     13,670   0.793 - 0.796    10,884         1.96     1.40 - 1.60  (14.36) - (14.22)
                                          2001     15,756   0.926 - 0.928    14,617         0.16     1.40 - 1.60  (27.22) - (16.27)

  Pioneer Fund Portfolio                  2005         20           1.394        27            -            1.40               4.58
                                          2004         10           1.333        13         1.22            1.40               9.53
                                          2003          5           1.217         7         3.58            1.40              21.70

  Pioneer Strategic Income Portfolio      2005      1,760   1.458 - 1.472     2,589         3.79     1.40 - 1.60        2.03 - 2.29
                                          2004      1,925   1.429 - 1.439     2,771         6.88     1.40 - 1.60        7.52 - 9.35
                                          2003      2,161           1.316     2,843         8.96            1.40              17.92
                                          2002      2,459           1.116     2,744        19.93            1.40               4.40
                                          2001      3,562           1.069     3,808         8.16            1.40               2.79

  Strategic Equity Portfolio              2005     16,427   1.399 - 1.430    23,198         0.57     1.40 - 2.00        0.00 - 0.64
                                          2004     20,038   1.393 - 1.427    28,123         1.37     1.40 - 2.00        8.05 - 8.68
                                          2003     22,810   1.284 - 1.318    29,453            -     1.40 - 2.00      10.77 - 30.67
                                          2002     25,280           0.988    24,973         0.55            1.40            (34.48)
                                          2001     31,918           1.508    48,140         0.20            1.40            (14.56)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Style Focus Series: Small Cap Value
    Portfolio                             2005         98   1.007 - 1.110       101         0.84     1.55 - 2.25       0.10 - 11.00

  Travelers Quality Bond Portfolio        2005     24,047   1.054 - 1.412    33,925            -     1.40 - 2.00      (0.38) - 0.21
                                          2004     30,872   1.058 - 1.409    43,468         4.40     1.40 - 2.00        1.24 - 1.88
                                          2003     36,708   1.045 - 1.383    50,755         4.71     1.40 - 2.00        0.00 - 5.49
                                          2002     38,145   1.306 - 1.311    50,012         7.99     1.40 - 1.60        4.06 - 4.30
                                          2001     30,072   1.255 - 1.257    37,790         3.76     1.40 - 1.60      (2.79) - 5.63

  U.S. Government Securities Portfolio    2005        104           1.083       113            -            1.40               2.95
                                          2004         11           1.052        11        13.43            1.40               5.20
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Core Plus Fixed Income Portfolio -
    Class II                              2005      4,212   1.004 - 1.062     4,402         3.47     1.50 - 2.25      (0.28) - 2.41
                                          2004      2,212   1.018 - 1.037     2,277         3.57     1.50 - 2.25        1.08 - 2.57
                                          2003        328   1.000 - 1.011       331         0.04     1.50 - 2.15        0.10 - 2.43

  Emerging Markets Equity Portfolio -
    Class I                               2005      1,459   1.211 - 2.693     3,073         0.40     1.40 - 2.25       2.86 - 32.05
                                          2004      1,179   1.310 - 2.042     1,910         0.62     1.40 - 2.25       7.93 - 21.44
                                          2003        671   1.081 - 1.684       821            -     1.40 - 2.15       7.55 - 56.22
                                          2002        393   0.734 - 1.142       302            -     1.40 - 1.70  (18.06) - (10.12)
                                          2001        360   0.819 - 0.820       295            -     1.40 - 1.60    (7.76) - (4.55)

  Equity and Income Portfolio - Class II  2005      3,820   1.033 - 1.349     5,011         0.67     1.50 - 2.25        1.67 - 5.80
                                          2004      2,607   1.092 - 1.275     3,290            -     1.50 - 2.25       3.70 - 10.91
                                          2003        505   1.096 - 1.161       584         1.39     1.50 - 2.15       8.61 - 16.10

  Equity Growth Portfolio - Class I       2005      2,232   0.725 - 1.514     2,234         0.49     1.40 - 2.15       9.57 - 14.20
                                          2004      2,264   0.636 - 1.333     1,915         0.17     1.40 - 2.15       5.48 - 11.15
                                          2003      2,065   0.600 - 1.261     1,446            -     1.40 - 2.10       8.25 - 23.06
                                          2002      1,799   0.488 - 0.830       952         0.20     1.40 - 1.70  (28.97) - (19.14)
                                          2001      1,245   0.687 - 1.168       863            -     1.40 - 1.60   (16.40) - (0.17)

  Global Franchise Portfolio - Class II   2005      5,684   1.064 - 1.499     7,985            -     1.50 - 2.25       1.40 - 10.30
                                          2004      2,966   1.079 - 1.359     3,984         0.22     1.50 - 2.25       4.15 - 11.12
                                          2003        317   1.161 - 1.223       387            -     1.50 - 2.15      10.59 - 22.30

  Global Value Equity Portfolio -
    Class I                               2005      3,174   1.049 - 1.570     4,453         1.05     1.40 - 2.25        2.54 - 4.35
                                          2004      2,673   1.094 - 1.512     3,557         0.73     1.40 - 2.25       3.99 - 14.67
                                          2003      1,820   1.062 - 1.357     2,049            -     1.40 - 2.10       9.09 - 39.26
                                          2002      1,569   0.837 - 0.902     1,341         1.29     1.40 - 1.70  (19.93) - (18.05)
                                          2001      1,343   1.023 - 1.101     1,378         1.28     1.40 - 1.60      (8.32) - 0.36

  Mid Cap Growth Portfolio - Class I      2005      1,973   0.784 - 1.952     2,555            -     1.40 - 2.25       9.51 - 23.89
                                          2004      1,845   0.678 - 1.692     1,976            -     1.40 - 2.15      19.05 - 22.46
                                          2003      1,660   0.566 - 1.418     1,332            -     1.40 - 2.15       2.84 - 39.80
                                          2002      1,380   0.406 - 0.801       639            -     1.40 - 1.70  (32.22) - (29.23)
                                          2001      1,205   0.599 - 1.181       727            -     1.40 - 1.60     (30.31) - 2.07

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC. (CONTINUED)
  Small Company Growth Portfolio -
    Class II                              2005        922   1.043 - 1.773     1,540            -     1.50 - 2.25     (0.48) - 11.23
                                          2004        468   1.134 - 1.594       731            -     1.50 - 2.25      16.37 - 27.27
                                          2003         65   1.228 - 1.360        88            -     1.50 - 2.15       5.35 - 36.00

  Technology Portfolio - Class I          2005        933   0.229 - 1.335       259            -     1.40 - 2.10    (2.35) - (1.67)
                                          2004      1,272   0.233 - 1.364       359            -     1.40 - 2.10    (3.69) - (2.89)
                                          2003      1,510   0.241 - 1.414       469            -     1.40 - 2.10      31.50 - 46.06
                                          2002      1,919   0.165 - 0.679       330            -     1.40 - 1.60  (49.85) - (49.70)
                                          2001      2,039   0.329 - 1.350       683            -     1.40 - 1.60   (49.54) - (2.17)

  U.S. Mid Cap Value Portfolio - Class I  2005      2,703   1.064 - 1.804     4,266         0.32     1.40 - 2.25       1.43 - 10.76
                                          2004      2,694   1.127 - 1.637     3,870         0.02     1.40 - 2.25       5.62 - 15.84
                                          2003      2,439   1.195 - 1.456     3,058            -     1.40 - 2.15       9.98 - 39.50
                                          2002      2,399   0.859 - 0.914     2,142            -     1.40 - 1.70  (29.24) - (29.04)
                                          2001      1,482   1.214 - 1.288     1,906            -     1.40 - 1.70      (4.45) - 6.30

  U.S. Real Estate Portfolio - Class I    2005      2,174   1.037 - 2.439     4,741         1.24     1.40 - 2.25       0.08 - 15.43
                                          2004      1,921   1.578 - 2.113     3,727         1.53     1.40 - 2.15      24.35 - 34.50
                                          2003      1,443   1.182 - 1.571     2,161            -     1.40 - 2.15       8.64 - 35.66
                                          2002      1,103   1.076 - 1.158     1,232         4.06     1.40 - 1.70    (2.45) - (2.20)
                                          2001        539   1.103 - 1.184       637         6.70     1.40 - 1.70        0.27 - 8.33

  Value Portfolio - Class I               2005      2,243   1.275 - 1.635     3,101         1.35     1.40 - 2.15        2.37 - 3.12
                                          2004      2,173   1.239 - 1.593     2,887         1.00     1.40 - 2.15      13.33 - 16.19
                                          2003      1,812   1.069 - 1.378     1,992            -     1.40 - 2.10       9.20 - 38.71
                                          2002      1,929   0.810 - 0.886     1,579         0.99     1.40 - 1.70  (23.46) - (23.23)
                                          2001      1,712   1.057 - 1.155     1,814         1.34     1.40 - 1.70        0.86 - 2.48
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005        200   0.993 - 1.006       200         3.84     1.40 - 2.00        0.40 - 0.90
                                          2004        108   0.989 - 0.997       108         2.07     1.40 - 2.00    (0.60) - (0.20)
                                          2003         14           0.999        14         2.12            1.40             (0.10)

  Smith Barney Aggressive Growth
    Portfolio                             2005     30,287           0.994    30,097            -            1.40              10.08
                                          2004     32,536   0.896 - 0.903    29,368            -     1.40 - 1.60        8.21 - 8.40
                                          2003     32,805   0.828 - 0.833    27,311            -     1.40 - 1.60      32.27 - 32.64
                                          2002     31,570   0.626 - 0.628    19,813            -     1.40 - 1.60  (33.69) - (33.54)
                                          2001     11,977   0.944 - 0.945    11,317            -     1.40 - 1.60    (5.60) - (5.50)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005      4,321           1.006     4,347         0.14            1.40               3.71
                                          2004      4,478   0.962 - 0.970     4,342         0.36     1.40 - 1.60    (1.33) - (1.02)
                                          2003      4,315   0.975 - 0.980     4,227         0.03     1.40 - 1.60      45.31 - 45.62
                                          2002      2,969   0.671 - 0.673     1,999         0.48     1.40 - 1.60  (25.94) - (25.88)
                                          2001      1,184   0.906 - 0.908     1,075            -     1.40 - 1.60    (9.40) - (7.91)
VAN KAMPEN LIFE INVESTMENT TRUST

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST
(CONTINUED)
  Comstock Portfolio - Class I Shares     2005        414           1.386       574         1.16            1.40               2.90
                                          2004        354           1.347       477         1.00            1.40              16.12
                                          2003        347           1.160       402         1.03            1.40              29.18
                                          2002        360           0.898       324         0.77            1.40            (20.39)
                                          2001        385           1.128       434            -            1.40             (3.84)

  Comstock Portfolio - Class II Shares    2005     19,792   1.028 - 1.572    26,726         0.91     1.40 - 2.25        1.77 - 2.79
                                          2004     16,408   1.132 - 1.538    21,722         0.67     1.40 - 2.25      12.42 - 15.82
                                          2003     11,515   1.043 - 1.333    12,634         0.74     1.40 - 2.15       7.57 - 31.94
                                          2002      9,318   0.811 - 0.869     7,703         0.38     1.40 - 1.70  (20.75) - (20.51)
                                          2001      4,165   1.023 - 1.095     4,274            -     1.40 - 1.70      (4.21) - 0.64

  Emerging Growth Portfolio - Class I
    Shares                                2005        525           1.364       716         0.27            1.40               6.48
                                          2004        619           1.281       793            -            1.40               5.52
                                          2003        699           1.214       848            -            1.40              25.54
                                          2002        882           0.967       852         0.37            1.40            (33.40)
                                          2001      1,086           1.452     1,576         0.11            1.40            (32.47)

  Emerging Growth Portfolio - Class II
    Shares                                2005      5,853   0.612 - 1.389     5,459         0.01     1.40 - 2.25        2.68 - 6.40
                                          2004      5,749   0.578 - 1.315     4,890            -     1.40 - 2.15        4.50 - 6.67
                                          2003      4,599   0.550 - 1.255     3,091            -     1.40 - 2.15       1.56 - 25.40
                                          2002      4,696   0.440 - 0.753     2,291         0.05     1.40 - 1.70  (33.77) - (33.58)
                                          2001      2,420   0.663 - 1.135     1,628            -     1.40 - 1.70     (32.66) - 1.25

  Enterprise Portfolio - Class I Shares   2005        671           0.840       564         0.75            1.40               6.60
                                          2004        928           0.788       731         0.39            1.40               2.60
                                          2003        993           0.768       762         0.54            1.40              24.07
                                          2002      1,204           0.619       745         0.49            1.40            (30.29)
                                          2001      1,431           0.888     1,270         0.21            1.40            (21.55)

  Enterprise Portfolio - Class II Shares  2005      1,211   0.724 - 1.368     1,162         0.51     1.40 - 2.10        5.59 - 6.25
                                          2004      1,418   0.682 - 1.293     1,250         0.12     1.40 - 2.10        1.66 - 4.20
                                          2003      1,159   0.668 - 1.269       888         0.25     1.40 - 2.10      18.27 - 24.46
                                          2002        888   0.540 - 0.825       519         0.16     1.40 - 1.70  (30.68) - (13.09)
                                          2001        772   0.779 - 0.781       602         0.01     1.40 - 1.60   (21.66) - (6.14)

  Government Portfolio - Class I Shares   2005        777           1.333     1,035         4.35            1.40               2.15
                                          2004        951           1.305     1,241         5.01            1.40               2.68
                                          2003      1,195           1.271     1,519         5.08            1.40               0.39
                                          2002      1,730           1.266     2,191         1.94            1.40               8.02
                                          2001        581           1.172       681         4.48            1.40               5.49

  Government Portfolio - Class II Shares  2005      6,027   1.000 - 1.188     6,822         3.80     1.40 - 2.20        0.20 - 1.80
                                          2004      6,202   0.995 - 1.167     6,925         4.62     1.40 - 2.15        1.63 - 2.46
                                          2003      6,451   0.979 - 1.139     7,090         4.00     1.40 - 2.15      (1.78) - 0.20
                                          2002      5,374   1.072 - 1.138     5,981         2.17     1.40 - 1.70        6.03 - 7.87
                                          2001      1,526   0.998 - 1.055     1,606         0.67     1.40 - 1.60        0.10 - 5.18

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST
(CONTINUED)
  Growth and Income Portfolio -
    Class I Shares                        2005        922           1.633     1,505         1.16            1.40               8.50
                                          2004      1,080           1.505     1,625         0.98            1.40              12.73
                                          2003      1,138           1.335     1,518         0.98            1.40              26.30
                                          2002      1,240           1.057     1,310         1.09            1.40            (15.71)
                                          2001      1,514           1.254     1,898         0.07            1.40             (7.11)

  Growth and Income Portfolio -
    Class II Shares                       2005      8,516   1.039 - 1.581    11,884         0.83     1.40 - 2.25       0.97 - 10.35
                                          2004      7,609   1.135 - 1.469     9,799         0.67     1.40 - 2.15       9.91 - 12.50
                                          2003      5,585   1.010 - 1.312     6,191         0.66     1.40 - 2.15       9.99 - 30.42
                                          2002      4,316   0.804 - 0.937     3,667         0.62     1.40 - 1.70  (16.22) - (15.94)
                                          2001      2,181   0.958 - 1.116     2,097            -     1.40 - 1.70      (7.34) - 1.55

  Money Market Portfolio - Class I
    Shares                                2005      1,376           1.123     1,544         2.64            1.40               1.26
                                          2004      1,486           1.109     1,647         0.78            1.40             (0.54)
                                          2003      1,691           1.115     1,886         0.58            1.40             (0.89)
                                          2002      2,226           1.125     2,504         1.21            1.40             (0.18)
                                          2001      2,231           1.127     2,513         3.49            1.40               2.27

  Money Market Portfolio - Class II
    Shares                                2005      5,155   0.972 - 1.008     5,126         2.38     1.40 - 2.15        0.21 - 1.00
                                          2004      5,862   0.968 - 0.998     5,751         0.59     1.40 - 2.15    (1.52) - (0.80)
                                          2003      5,545   0.979 - 1.006     5,521         0.33     1.40 - 2.15    (1.41) - (0.30)
                                          2002      6,478   0.993 - 1.017     6,541         0.94     1.40 - 1.70    (0.60) - (0.49)
                                          2001      3,109   1.001 - 1.022     3,168         2.56     1.40 - 1.60        0.00 - 2.00
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Service
    Class 2                               2005     20,250   1.091 - 1.705    25,987         0.11     1.40 - 2.25     (0.18) - 15.01
                                          2004     15,104   1.011 - 1.488    16,957         0.19     1.40 - 2.25       4.04 - 13.60
                                          2003     12,068   0.892 - 1.316    11,494         0.29     1.40 - 2.15       8.43 - 26.34
                                          2002     10,258   0.707 - 0.997     7,389         0.68     1.40 - 1.70  (14.08) - (10.80)
                                          2001      8,093   0.795 - 1.120     6,444         0.52     1.40 - 1.60     (13.76) - 0.36
  Dynamic Capital Appreciation
    Portfolio - Service Class 2           2005        442   0.899 - 1.476       409            -     1.40 - 2.00      18.29 - 19.07
                                          2004        476   0.755 - 1.246       368            -     1.40 - 2.00    (0.72) - (0.13)
                                          2003        426   0.756 - 1.252       331            -     1.40 - 2.00       7.56 - 23.13
                                          2002        240           0.614       147         0.27            1.40             (8.77)
                                          2001         12           0.673         8         0.15            1.40            (29.68)

  Mid Cap Portfolio - Service Class 2     2005     12,356   1.108 - 2.008    21,936            -     1.40 - 2.25       5.83 - 16.35
                                          2004      9,819   1.228 - 1.732    15,062            -     1.40 - 2.25      22.04 - 25.82
                                          2003      7,324   1.202 - 1.415     9,005         0.23     1.40 - 2.15      12.13 - 44.68
                                          2002      5,670   0.883 - 0.997     5,055         0.45     1.40 - 1.70  (11.57) - (11.21)
                                          2001      1,743   0.998 - 1.125     1,743            -     1.40 - 1.70      (4.86) - 3.97

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     CAPITAL                      HIGH YIELD                    MANAGED
                                                APPRECIATION FUND                 BOND TRUST                 ASSETS TRUST
                                           --------------------------    -------------------------   --------------------------
                                               2005           2004           2005          2004          2005           2004
                                               ----           ----           ----          ----          ----           ----
Accumulation and annuity units
  beginning of year ....................    23,521,086     26,792,017          1,000            --       237,059             --
Accumulation units purchased and
  transferred from other funding options       502,193        525,793         84,854         1,000         6,537        241,718
Accumulation units redeemed and
  transferred to other funding options .    (3,429,827)    (3,795,166)            --            --       (70,939)        (4,659)
Annuity units ..........................          (662)        (1,558)            --            --            --             --
                                           -----------    -----------    -----------   -----------   -----------    -----------
Accumulation and annuity units
  end of year ..........................    20,592,790     23,521,086         85,854         1,000       172,657        237,059
                                           ===========    ===========    ===========   ===========   ===========    ===========

                                                                                   AIM V.I.                ALLIANCEBERNSTEIN
                                                                                   PREMIER                    LARGE-CAP
                                                  MONEY MARKET                  EQUITY FUND -             GROWTH PORTFOLIO -
                                                   PORTFOLIO                       SERIES I                    CLASS B
                                           --------------------------    -------------------------   --------------------------
                                               2005           2004           2005          2004          2005           2004
                                               ----           ----           ----          ----          ----           ----
Accumulation and annuity units
  beginning of year ....................    19,531,889     26,074,317      6,217,755     6,961,997    14,332,223     16,035,034
Accumulation units purchased and
  transferred from other funding options     8,088,347     15,660,795         31,573       113,828       238,528        588,173
Accumulation units redeemed and
  transferred to other funding options .   (12,394,983)   (22,203,223)      (815,051)     (858,070)   (2,242,373)    (2,290,984)
Annuity units ..........................            --             --             --            --            --             --
                                           -----------    -----------    -----------   -----------   -----------    -----------
Accumulation and annuity units
  end of year ..........................    15,225,253     19,531,889      5,434,277     6,217,755    12,328,378     14,332,223
                                           ===========    ===========    ===========   ===========   ===========    ===========

                                                      GLOBAL
                                                  GROWTH FUND -                 GROWTH FUND -                GROWTH-INCOME
                                                 CLASS 2 SHARES                CLASS 2 SHARES           FUND - CLASS 2 SHARES
                                           --------------------------    -------------------------   --------------------------
                                               2005           2004           2005          2004          2005           2004
                                               ----           ----           ----          ----          ----           ----
Accumulation and annuity units
  beginning of year ....................        10,485         15,821         27,837        78,806       791,965        353,353
Accumulation units purchased and
  transferred from other funding options       114,902          2,444        431,361        24,227       275,581        559,604
Accumulation units redeemed and
  transferred to other funding options .       (55,841)        (7,780)       (24,287)      (75,196)     (135,323)      (120,992)
Annuity units ..........................            --             --             --            --            --             --
                                           -----------    -----------    -----------   -----------   -----------    -----------
Accumulation and annuity units
  end of year ..........................        69,546         10,485        434,911        27,837       932,223        791,965
                                           ===========    ===========    ===========   ===========   ===========    ===========

                                                  CREDIT SUISSE                  DELAWARE VIP                DREYFUS VIF -
                                                 TRUST EMERGING                 REIT SERIES -          APPRECIATION PORTFOLIO -
                                                MARKETS PORTFOLIO               STANDARD CLASS              INITIAL SHARES
                                           --------------------------    -------------------------   --------------------------
                                               2005           2004           2005          2004          2005           2004
                                               ----           ----           ----          ----          ----           ----
Accumulation and annuity units
  beginning of year ....................     1,952,627      2,026,929      4,937,447     4,722,446     9,145,565     10,334,514
Accumulation units purchased and
  transferred from other funding options       885,987        779,192        493,117       988,020       215,770        381,960
Accumulation units redeemed and
  transferred to other funding options .      (824,209)      (853,494)    (1,164,813)     (773,019)   (1,545,492)    (1,570,909)
Annuity units ..........................            --             --             --            --            --             --
                                           -----------    -----------    -----------   -----------   -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,014,405      1,952,627      4,265,751     4,937,447     7,815,843      9,145,565
                                           ===========    ===========    ===========   ===========   ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                              MERCURY VALUE
                                                    DREYFUS VIF -                MERCURY GLOBAL               OPPORTUNITIES
                                                 DEVELOPING LEADERS          ALLOCATION V.I. FUND -             V.I. FUND -
                                             PORTFOLIO - INITIAL SHARES            CLASS III                    CLASS III
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    12,656,903     13,890,328          1,000          1,000          1,000          1,000
Accumulation units purchased and
  transferred from other funding options .       546,594        792,115         54,042             --          8,468             --
Accumulation units redeemed and
  transferred to other funding options ...    (1,954,571)    (2,025,540)           (23)            --            (13)            --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    11,248,926     12,656,903         55,019          1,000          9,455          1,000
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   MUTUAL SHARES             TEMPLETON DEVELOPING             TEMPLETON FOREIGN
                                                  SECURITIES FUND -            MARKETS SECURITIES             SECURITIES FUND -
                                                   CLASS 2 SHARES            FUND - CLASS 2 SHARES             CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       381,838        322,440         52,098          1,000         22,145             --
Accumulation units purchased and
  transferred from other funding options .       149,383        332,212        490,627         51,099        349,825         22,145
Accumulation units redeemed and
  transferred to other funding options ...       (86,914)      (272,814)       (98,642)            (1)      (132,528)            --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       444,307        381,838        444,083         52,098        239,442         22,145
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                TEMPLETON GROWTH
                                                 SECURITIES FUND -                                          DIVERSIFIED STRATEGIC
                                                  CLASS 2 SHARES             APPRECIATION PORTFOLIO           INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       352,867        217,709     15,961,895     16,954,979      8,191,128     10,456,243
Accumulation units purchased and
  transferred from other funding options .       429,410        183,749        599,004        969,238        234,920        298,186
Accumulation units redeemed and
  transferred to other funding options ...      (128,980)       (48,591)    (1,670,729)    (1,959,617)    (1,465,425)    (2,563,301)
Annuity units ............................            --             --         (1,609)        (2,705)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       653,297        352,867     14,888,561     15,961,895      6,960,623      8,191,128
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              SALOMON BROTHERS
                                                                                                            VARIABLE AGGRESSIVE
                                              EQUITY INDEX PORTFOLIO -            FUNDAMENTAL                  GROWTH FUND -
                                                   CLASS II SHARES               VALUE PORTFOLIO              CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    16,142,656     16,371,968     25,754,075     26,495,994      1,119,286        375,538
Accumulation units purchased and
  transferred from other funding options .       592,720      1,818,852        673,092      2,019,387        645,635        768,491
Accumulation units redeemed and
  transferred to other funding options ...    (2,227,702)    (2,048,164)    (2,909,828)    (2,761,306)       (37,525)       (24,743)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    14,507,674     16,142,656     23,517,339     25,754,075      1,727,396      1,119,286
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                 SALOMON BROTHERS
                                                 VARIABLE GROWTH &
                                                   INCOME FUND -              BALANCED PORTFOLIO -           FORTY PORTFOLIO -
                                                  CLASS I SHARES                 SERVICE SHARES               SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................        32,170         62,457     13,602,636     15,398,836        939,662      1,034,012
Accumulation units purchased and
  transferred from other funding options .        19,811         63,827        416,809        923,674        255,185         70,078
Accumulation units redeemed and
  transferred to other funding options ...        (6,452)       (94,114)    (2,009,482)    (2,719,874)      (105,108)      (164,428)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................        45,529         32,170     12,009,963     13,602,636      1,089,739        939,662
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     GLOBAL LIFE                    GLOBAL                        MID CAP
                                                 SCIENCES PORTFOLIO -        TECHNOLOGY PORTFOLIO -           VALUE PORTFOLIO -
                                                    SERVICE SHARES               SERVICE SHARES                 SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     3,486,103      3,646,265     10,164,742     10,051,241        475,217        420,787
Accumulation units purchased and
  transferred from other funding options .       263,698        358,714        894,051      2,881,137         59,331         76,088
Accumulation units redeemed and
  transferred to other funding options ...      (584,735)      (518,876)    (3,124,268)    (2,767,636)       (73,282)       (21,658)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     3,165,066      3,486,103      7,934,525     10,164,742        461,266        475,217
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     WORLDWIDE                      LAZARD
                                                 GROWTH PORTFOLIO -             RETIREMENT SMALL                 GROWTH AND
                                                   SERVICE SHARES                CAP PORTFOLIO                INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    13,051,668     14,121,505         34,334          3,786        204,892         74,814
Accumulation units purchased and
  transferred from other funding options .       862,231        629,477         66,821         33,915         84,471        133,565
Accumulation units redeemed and
  transferred to other funding options ...    (2,496,075)    (1,699,314)       (34,048)        (3,367)       (60,885)        (3,487)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    11,417,824     13,051,668         67,107         34,334        228,478        204,892
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      MID-CAP                       DIVIDEND
                                                   VALUE PORTFOLIO               GROWTH PORTFOLIO             EQUITY PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................        97,286         52,697        303,970          1,000        148,601          2,000
Accumulation units purchased and
  transferred from other funding options .       171,456         70,505        234,256        326,354         30,247        148,743
Accumulation units redeemed and
  transferred to other funding options ...       (82,124)       (25,916)        (4,972)       (23,384)        (7,973)        (2,142)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       186,618         97,286        533,254        303,970        170,875        148,601
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                 OPPENHEIMER
                                                                                 MAIN STREET
                                                      S&P 500                      FUND/VA -               REAL RETURN PORTFOLIO -
                                                   INDEX PORTFOLIO              SERVICE SHARES              ADMINISTRATIVE CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,037,748        174,820         32,693             --        564,230         64,106
Accumulation units purchased and
  transferred from other funding options .       650,023        865,000         14,848         32,695        255,427        981,271
Accumulation units redeemed and
  transferred to other funding options ...      (701,476)        (2,072)           (35)            (2)      (286,516)      (481,147)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       986,295      1,037,748         47,506         32,693        533,141        564,230
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   PUTNAM VT                    PUTNAM VT
                                                                                   DISCOVERY                  INTERNATIONAL
                                              TOTAL RETURN PORTFOLIO -            GROWTH FUND -                EQUITY FUND -
                                                ADMINISTRATIVE CLASS             CLASS IB SHARES              CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    18,738,814     20,964,194        306,260        310,382      2,071,240      1,972,360
Accumulation units purchased and
  transferred from other funding options .     1,750,354      2,357,086         61,083         16,246        686,588        518,840
Accumulation units redeemed and
  transferred to other funding options ...    (3,532,043)    (4,582,466)       (94,900)       (20,368)      (625,991)      (419,960)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    16,957,125     18,738,814        272,443        306,260      2,131,837      2,071,240
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    PUTNAM VT
                                                    SMALL CAP                                                   HIGH YIELD
                                                    VALUE FUND -                  ALL CAP FUND -                BOND FUND -
                                                  CLASS IB SHARES                   CLASS I                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,635,784      1,611,532     13,662,181     13,509,757      2,049,463      1,285,223
Accumulation units purchased and
  transferred from other funding options .       163,415        412,468        862,337      2,000,203        818,172        926,785
Accumulation units redeemed and
  transferred to other funding options ...      (349,245)      (388,216)    (1,851,450)    (1,847,779)      (232,425)      (162,545)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,449,954      1,635,784     12,673,068     13,662,181      2,635,210      2,049,463
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   LARGE CAP                     SMALL CAP
                                                  INVESTORS FUND -                GROWTH FUND -                 GROWTH FUND -
                                                       CLASS I                       CLASS I                      CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    18,355,382     19,490,463        859,077        207,639      4,007,889      3,126,891
Accumulation units purchased and
  transferred from other funding options .       355,261      1,047,693        371,748        667,419        831,669      1,627,132
Accumulation units redeemed and
  transferred to other funding options ...    (2,540,495)    (2,182,774)      (181,865)       (15,981)    (1,145,309)      (746,134)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    16,170,148     18,355,382      1,048,960        859,077      3,694,249      4,007,889
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                  SCUDDER
                                                                                  GROWTH AND                   INTERNATIONAL
                                                STRATEGIC BOND FUND -          INCOME PORTFOLIO -              SELECT EQUITY
                                                      CLASS I                      CLASS B                  PORTFOLIO - CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,515,704      3,592,363        350,105         17,979      1,215,187        186,350
Accumulation units purchased and
  transferred from other funding options .     1,895,745      2,301,130        160,521        346,871      1,079,593      1,033,233
Accumulation units redeemed and
  transferred to other funding options ...      (854,915)      (377,789)         2,168        (14,745)       (27,664)        (4,396)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     6,556,534      5,515,704        512,794        350,105      2,267,116      1,215,187
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                  DISCIPLINED
                                                    AIM CAPITAL                   CONVERTIBLE                      MID CAP
                                               APPRECIATION PORTFOLIO          SECURITIES PORTFOLIO             STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,786,685      4,580,866     10,412,655     11,002,618      5,376,428      5,604,239
Accumulation units purchased and
  transferred from other funding options .       398,860        859,682        131,684        881,075        196,130        409,571
Accumulation units redeemed and
  transferred to other funding options ...    (1,016,672)      (653,863)    (1,637,171)    (1,471,038)      (784,341)      (637,382)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     4,168,873      4,786,685      8,907,168     10,412,655      4,788,217      5,376,428
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   FEDERATED
                                                    EQUITY INCOME                 HIGH YIELD                  FEDERATED STOCK
                                                      PORTFOLIO                   PORTFOLIO                     PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    25,229,136     26,533,293     10,073,397     11,303,468      5,118,790      5,610,148
Accumulation units purchased and
  transferred from other funding options .     1,909,506      2,462,356        485,548        985,138        138,395        217,572
Accumulation units redeemed and
  transferred to other funding options ...    (4,469,945)    (3,766,513)    (1,829,303)    (2,215,209)    (1,082,337)      (708,930)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    22,668,697     25,229,136      8,729,642     10,073,397      4,174,848      5,118,790
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 MERCURY LARGE CAP             MFS EMERGING
                                                LARGE CAP PORTFOLIO               CORE PORTFOLIO             GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    19,283,016     20,518,393      2,297,810      2,625,837     11,764,195     13,048,319
Accumulation units purchased and
  transferred from other funding options .       809,022      1,319,491        111,416         57,881         23,903        360,767
Accumulation units redeemed and
  transferred to other funding options ...    (3,322,350)    (2,554,434)      (556,060)      (385,908)   (11,788,074)    (1,643,487)
Annuity units ............................            --           (434)            --             --            (24)        (1,404)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    16,769,688     19,283,016      1,853,166      2,297,810             --     11,764,195
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     MFS MID CAP                    MFS TOTAL                     MFS VALUE
                                                  GROWTH PORTFOLIO              RETURN PORTFOLIO                 PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    14,998,526     16,279,619     41,781,574     42,575,234         50,550             --
Accumulation units purchased and
  transferred from other funding options .    14,914,689        841,506      3,255,741      4,163,082         99,229         51,782
Accumulation units redeemed and
  transferred to other funding options ...    (4,687,322)    (2,122,599)    (7,383,730)    (4,955,270)       (40,572)        (1,232)
Annuity units ............................          (324)            --         (1,443)        (1,472)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    25,225,569     14,998,526     37,652,142     41,781,574        109,207         50,550
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     MONDRIAN
                                                  INTERNATIONAL                   PIONEER FUND                 PIONEER STRATEGIC
                                                 STOCK PORTFOLIO                   PORTFOLIO                   INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    11,680,222     12,064,905         10,101          5,429      1,925,461      2,160,723
Accumulation units purchased and
  transferred from other funding options .     1,255,231      1,161,556         10,815          4,682        308,796        241,880
Accumulation units redeemed and
  transferred to other funding options ...    (1,925,057)    (1,546,239)        (1,403)           (10)      (474,110)      (476,744)
Annuity units ............................            --             --             --             --           (404)          (398)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    11,010,396     11,680,222         19,513         10,101      1,759,743      1,925,461
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                               STYLE FOCUS SERIES:
                                                   STRATEGIC EQUITY                SMALL CAP                 TRAVELERS QUALITY
                                                      PORTFOLIO                 VALUE PORTFOLIO               BOND PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    20,037,994     22,810,277             --             --     30,872,169     36,707,957
Accumulation units purchased and
  transferred from other funding options .       135,964        250,657         97,835             --        512,723        897,576
Accumulation units redeemed and
  transferred to other funding options ...    (3,746,325)    (3,021,707)            (1)            --     (7,337,495)    (6,732,995)
Annuity units ............................          (285)        (1,233)            --             --           (374)          (369)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    16,427,348     20,037,994         97,834             --     24,047,023     30,872,169
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    CORE PLUS                 EMERGING MARKETS
                                                    U.S. GOVERNMENT         FIXED INCOME PORTFOLIO -         EQUITY PORTFOLIO -
                                                 SECURITIES PORTFOLIO               CLASS II                      CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................        10,705             --      2,212,288        327,727      1,178,780        671,085
Accumulation units purchased and
  transferred from other funding options .       102,836         10,874      2,083,128      1,934,579        432,562        616,903
Accumulation units redeemed and
  transferred to other funding options ...        (9,609)          (169)       (83,763)       (50,018)      (152,016)      (109,208)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       103,932         10,705      4,211,653      2,212,288      1,459,326      1,178,780
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      EQUITY AND
                                                 INCOME PORTFOLIO -               EQUITY GROWTH               GLOBAL FRANCHISE
                                                      CLASS II                PORTFOLIO - CLASS I           PORTFOLIO - CLASS II
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,606,846        505,085      2,264,437      2,064,721      2,966,184        317,386
Accumulation units purchased and
  transferred from other funding options .     1,333,490      2,153,794        217,779        508,414      2,988,248      2,646,645
Accumulation units redeemed and
  transferred to other funding options ...      (120,586)       (52,033)      (250,523)      (308,698)      (270,689)         2,153
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     3,819,750      2,606,846      2,231,693      2,264,437      5,683,743      2,966,184
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      GLOBAL VALUE                    MID CAP                   SMALL COMPANY
                                                  EQUITY PORTFOLIO -            GROWTH PORTFOLIO -           GROWTH PORTFOLIO -
                                                        CLASS I                      CLASS I                      CLASS II
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,672,631      1,820,038      1,845,230      1,659,982        468,018         64,937
Accumulation units purchased and
  transferred from other funding options .       786,981      1,137,898        324,479        307,761        499,573        410,992
Accumulation units redeemed and
  transferred to other funding options ...      (285,849)      (285,305)      (196,914)      (122,513)       (46,010)        (7,911)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     3,173,763      2,672,631      1,972,795      1,845,230        921,581        468,018
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   U.S. MID CAP
                                               TECHNOLOGY PORTFOLIO -           VALUE PORTFOLIO -              U.S. REAL ESTATE
                                                      CLASS I                        CLASS I                 PORTFOLIO - CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,271,946      1,510,351      2,694,184      2,438,630      1,921,240      1,442,954
Accumulation units purchased and
  transferred from other funding options .         2,293         17,566        334,756        557,279        566,017      1,030,999
Accumulation units redeemed and
  transferred to other funding options ...      (341,496)      (255,971)      (325,816)      (301,725)      (312,832)      (552,713)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       932,743      1,271,946      2,703,124      2,694,184      2,174,425      1,921,240
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                               SB ADJUSTABLE RATE                SMITH BARNEY
                                                VALUE PORTFOLIO -              INCOME PORTFOLIO -             AGGRESSIVE GROWTH
                                                     CLASS I                     CLASS I SHARES                   PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,173,216      1,812,166        108,250         13,710     32,536,441     32,805,043
Accumulation units purchased and
  transferred from other funding options .       435,128        593,770        281,200        124,918      1,390,004      2,782,222
Accumulation units redeemed and
  transferred to other funding options ...      (365,464)      (232,720)      (189,947)       (30,378)    (3,639,025)    (3,050,824)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     2,242,880      2,173,216        199,503        108,250     30,287,420     32,536,441
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      SMITH BARNEY
                                                 LARGE CAPITALIZATION            SOCIAL AWARENESS            COMSTOCK PORTFOLIO -
                                                   GROWTH PORTFOLIO              STOCK PORTFOLIO                CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,478,365      4,314,762          3,000             --        354,009        346,971
Accumulation units purchased and
  transferred from other funding options .       626,123        875,915             --          3,000         80,085         36,592
Accumulation units redeemed and
  transferred to other funding options ...      (783,062)      (712,312)        (3,000)            --        (19,991)       (29,554)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     4,321,426      4,478,365             --          3,000        414,103        354,009
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                      EMERGING                     EMERGING
                                                 COMSTOCK PORTFOLIO -            GROWTH PORTFOLIO -           GROWTH PORTFOLIO -
                                                   CLASS II SHARES                 CLASS I SHARES              CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    16,408,449     11,514,823        618,881        698,741      5,749,444      4,598,748
Accumulation units purchased and
  transferred from other funding options .     5,354,485      6,328,136             29             90        720,226      1,981,144
Accumulation units redeemed and
  transferred to other funding options ...    (1,970,630)    (1,434,510)       (93,682)       (79,950)      (616,618)      (830,448)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    19,792,304     16,408,449        525,228        618,881      5,853,052      5,749,444
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                               ENTERPRISE PORTFOLIO -         ENTERPRISE PORTFOLIO -        GOVERNMENT PORTFOLIO -
                                                  CLASS I SHARES                 CLASS II SHARES                CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       927,896        992,693      1,418,465      1,158,710        951,033      1,195,094
Accumulation units purchased and
  transferred from other funding options .            --            137         59,353        429,731            660         20,353
Accumulation units redeemed and
  transferred to other funding options ...      (257,359)       (64,934)      (267,216)      (169,976)      (174,814)      (264,414)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       670,537        927,896      1,210,602      1,418,465        776,879        951,033
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    GROWTH AND                   GROWTH AND
                                                GOVERNMENT PORTFOLIO -          INCOME PORTFOLIO -           INCOME PORTFOLIO -
                                                   CLASS II SHARES                CLASS I SHARES              CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     6,202,011      6,451,243      1,079,607      1,137,611      7,608,737      5,584,722
Accumulation units purchased and
  transferred from other funding options .       490,057        892,912         17,250          9,652      1,427,023      2,657,746
Accumulation units redeemed and
  transferred to other funding options ...      (665,299)    (1,142,144)      (175,105)       (67,656)      (519,938)      (633,731)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     6,026,769      6,202,011        921,752      1,079,607      8,515,822      7,608,737
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                              MONEY MARKET PORTFOLIO -       MONEY MARKET PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -
                                                  CLASS I SHARES                 CLASS II SHARES             SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,485,737      1,690,655      5,861,835      5,545,322     15,103,720     12,068,165
Accumulation units purchased and
  transferred from other funding options .         6,891         30,249      2,667,725      3,496,039      6,798,669      4,513,926
Accumulation units redeemed and
  transferred to other funding options ...      (117,085)      (235,167)    (3,374,493)    (3,179,526)    (1,652,179)    (1,478,371)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,375,543      1,485,737      5,155,067      5,861,835     20,250,210     15,103,720
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   DYNAMIC CAPITAL
                                              APPRECIATION PORTFOLIO -       MID CAP PORTFOLIO -
                                                   SERVICE CLASS 2            SERVICE CLASS 2
                                             --------------------------  ----------------------------
                                                 2005            2004           2005           2004
                                                 ----            ----           ----           ----
Accumulation and annuity units
  beginning of year ....................         475,514        426,316      9,819,424      7,323,575
Accumulation units purchased and
  transferred from other funding options          30,439        208,116      3,899,022      3,901,238
Accumulation units redeemed and
  transferred to other funding options .         (63,626)      (158,918)    (1,362,634)    (1,405,389)
Annuity units ..........................              --             --             --             --
                                             -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................         442,327        475,514     12,355,812      9,819,424
                                             ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

ABD (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                               PREMIER ADVISERS II

                              PREMIER ADVISERS III

                       STATEMENT OF ADDITIONAL INFORMATION


                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                                  ONE CITYPLACE

                        HARTFORD, CONNECTICUT 06103-3415


MIC-Book-12-76-127                                                      May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

      Statement of Assets and Liabilities as of December 31, 2005
      Statement of Operations for the year ended December 31, 2005
      Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004
      Statement of Investments as of December 31, 2005
      Notes to Financial Statements

      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

      Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003
      Consolidated Balance Sheets as of December 31, 2005 and 2004 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003
      Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
      Notes to Consolidated Financial Statements Financial Statement Schedules

(b)   Exhibits

EXHIBIT
 NUMBER     DESCRIPTION
1.          Resolution of The Travelers Insurance Company Board of Directors
            authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on
            Form N-4, filed December 22, 1995.)

2.          Exempt.

3(a)        Distribution and Principal Underwriting Agreement among the
            Registrant, The Travelers Insurance Company and Travelers
            Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on
            Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b). to Post-Effective Amendment No. 14 to The Travelers
            Fund ABD for Variable Annuities to the Registration Statement on
            Form N-4, File No. 033-65343 filed April 5, 2006.)

4(a) Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

4(b) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
            Registration Statement on Form N-4, file No. 333-101778, filed
            November 19, 2004.)

4(c) Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit
            4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4,
            File No. 033-65343 filed April 5, 2006.)

4(d)        Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
            4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration

            Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)

4(e)        Roth 403(b) Endorsement. (Incorporated herein by reference to
            Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers
            Fund ABD for Variable Annuities to the Registration Statement on
            Form N-4, File No. 033-65343 filed April 5, 2006.)

5. Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities to the Registration
            Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)

6(a)        Charter of The Travelers Insurance Company, as amended on October
            19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via
            Edgar on April 18, 1995.)

6(b)        By-Laws of The Travelers Insurance Company, as amended on October
            20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via
            Edgar on April 18, 1995.)

6(c) Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
            14 to The Travelers Fund ABD for Variable Annuities Registration
            Statement on Form N-4 , File No. 033-65343 filed April 5, 2006.)

7.          Specimen Reinsurance Agreement. (Incorporated herein by reference to
            Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
            Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
            Statement on Form N-4, File No. 333-101778, filed on April 21,
            2005).

8(b).       Participation Agreement Among Metropolitan Series Fund, Inc.,
            MetLife Advisers, LLC, Metropolitan Life Insurance Company, The
            Travelers Insurance Company and The Travelers Life and Annuity
            Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities Registration Statement on
            Form N-4, File No. 033-65343 filed April 5, 2006.)

8(c).       Participation Agreement Among Met Investors Series Trust, Met
            Investors Advisory, LLC, MetLife Investors Distribution Company, The
            Travelers Insurance Company and The Travelers Life and Annuity
            Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities Registration Statement on
            Form N-4, File No. 033-65343 filed April 5, 2006.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form
            N-4 filed April 28, 1997).

10(a)       Consent of KPMG LLP, Independent Registered Public Accounting Firm.
            Filed herewith.

10(b)       Consent of Deloitte & Touche LLP, Independent Registered Public
            Accounting Firm. Filed herewith.


11.         Not Applicable.

12.         Not Applicable.


15.         Power of Attorney authorizing Michele H. Abate, Thomas S. Clark,
            John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C.
            Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for
            C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley
            J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate
            Account Eleven for Variable Annuities Registration Statement on Form
            N-4, File No. 333-101778, filed September 20, 2005.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

       The Travelers Insurance Company
       One Cityplace
       Hartford, CT  06103-3415

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
------------------                             ----------------------
C. Robert Henrikson                            Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                          Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                                  Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                            Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                              Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                                  Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                             Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                               Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                       Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                               Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                          Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                                  Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                                Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                           Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                                Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                               Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                            Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                              Vice President
10 Park Avenue
Morristown, NJ 07962

S. Peter Headley                               Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

C. Scott Inglis                                Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                               Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                              Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                                Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                                 Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                              Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                              Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                                 Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                              Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                          Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                               Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                                   Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                             Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                              Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 17 qualified contracts and 468 non-qualified contracts of Premier Advisers II Annuity; and there were 23 qualified contracts and 787 non-qualified contracts of Premier Advisers III (Series I and Series II) offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 et seq. inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  Travelers Distribution LLC
     One Cityplace
     Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.

NAME AND PRINCIPAL                                      POSITIONS AND OFFICES
BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------                                      ---------------------
Leslie Sutherland                                       President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                         Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                        Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                                     Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                        Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                         Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                                      Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

John E. Petersen                                        Vice President
13045 Tesson Ferry Rd.
St. Louis, MO 63128

Robert H. Petersen                                      Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                           Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                        Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                        Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                                   Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                                      Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                        Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                                      Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

       (1)                                  (2)                   (3)           (4)            (5)
                                     Net Underwriting        Compensation    Brokerage        Other
Name of Principal Underwriter   Discounts and Commissions   On Redemption   Commissions   Compensation
-----------------------------   -------------------------   -------------   -----------   ------------
Travelers Distribution LLC             $132,588,671               $0            $0             $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The Travelers Insurance Company
     One Cityplace
     Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 5th day of April, 2006.

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                    By:/s/ HUGH C. MCHAFFIE
                                       ---------------------------------------
                                       Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.

*C. ROBERT HENRIKSON            Director, Chairman, President and Chief
---------------------------     Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI               Senior Vice President and Chief Financial
---------------------------     Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.       Senior Vice President and Chief Accounting
---------------------------     Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.          Director
---------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                  Director
---------------------------
(Lisa M. Weber)

By:  /s/ John E. Connolly, Jr.
     -------------------------
     John E. Connolly, Jr., Attorney-in-Fact

* The Travelers Insurance Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                 EXHIBIT INDEX

EXHIBIT NO.     DESCRIPTION
-----------     -----------
10(a)           Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b)           Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.